Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2009 – January 31, 2010

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.8%	Other Investment Companies	478,933	460,769
0.1%	Short-Term Investment	469	469

99.9%	Total Investments	479,402	461,238
0.1%	Other Assets and Liabilities, Net		663

100.0%	Total Net Assets		461,901

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.8% of net assets

Equity Funds 99.8%
Schwab International Index Fund (a)	8,733,666	136,769
Schwab S&P 500 Index Fund (a)	12,459,111	208,317
Schwab Small-Cap Index Fund (a)	7,114,588	115,683

Total Other Investment Companies (Cost $478,933)		460,769

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Wells Fargo
0.03%, 02/01/10	469	469

Total Short-Term Investment (Cost $469)		469

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $497,391 and the unrealized appreciation and depreciation were $11,818 and ($47,971), respectively, with a net unrealized depreciation of ($36,153).

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 1

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$460,769	$—	$—	$460,769
Short-Term Investment(a)	—	469	—	469

Total	$460,769	$469	$—	$461,238

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46832JAN10

2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.9%		Other Investment Companies	536,670	591,783
1.2%		Short-Term Investment	7,335	7,335

100.1%		Total Investments	544,005	599,118
(0	.1)%	Other Assets and Liabilities, Net		(334)

100.0%		Total Net Assets		598,784

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.9% of net assets

Equity Funds 79.5%
Schwab International Index Fund (a)	7,560,623	118,399
Schwab S&P 500 Index Fund (a)	14,268,582	238,571
Schwab Small-Cap Index Fund (a)	7,321,246	119,044

		476,014

Fixed-Income Funds 15.5%
Schwab Total Bond Market Fund (a)	10,210,063	92,503

Money Funds 3.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	23,266,468	23,266

Total Other Investment Companies (Cost $536,670)		591,783

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.2% of net assets

Time Deposits 1.2%
Wells Fargo
0.03%, 02/01/10	7,335	7,335

Total Short-Term Investment (Cost $7,335)		7,335

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $549,749 and the unrealized appreciation and depreciation were $52,122 and ($2,753), respectively, with a net unrealized appreciation of $49,369.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$591,783	$—	$—	$591,783
Short-Term Investments(a)	—	7,335	—	7,335

Total	$591,783	$7,335	$—	$599,118

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46835JAN10

2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.3%	Other Investment Companies	385,129	428,015
1.6%	Short-Term Investment	6,861	6,861

99.9%	Total Investments	391,990	434,876
0.1%	Other Assets and Liabilities, Net		334

100.0%	Total Net Assets		435,210

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.3% of net assets

Equity Funds 59.3%
Schwab International Index Fund (a)	4,098,076	64,176
Schwab S&P 500 Index Fund (a)	7,750,609	129,590
Schwab Small-Cap Index Fund (a)	3,971,917	64,584

		258,350

Fixed-Income Funds 35.6%
Schwab Total Bond Market Fund (a)	17,100,298	154,929

Money Funds 3.4%
Schwab Value Advantage Money Fund, Institutional Shares (a)	14,736,288	14,736

Total Other Investment Companies (Cost $385,129)		428,015

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.6% of net assets

Time Deposit 1.6%
Wells Fargo
0.03%, 02/01/10	6,861	6,861

Total Short-Term Investment (Cost $6,861)		6,861

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $399,985 and the unrealized appreciation and depreciation were $39,613 and ($4,722), respectively, with a net unrealized appreciation of $34,891.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$428,015	$—	$—	$428,015
Short-Term Investments(a)	—	6,861	—	6,861

Total	$428,015	$6,861	$—	$434,876

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46833JAN10

2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Other Investment Companies	163,788	178,920
0.8%	Short-Term Investment	1,391	1,391

99.9%	Total Investments	165,179	180,311
0.1%	Other Assets and Liabilities, Net		237

100.0%	Total Net Assets		180,548

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.1% of net assets

Equity Funds 39.5%
Schwab International Index Fund (a)	1,138,809	17,834
Schwab S&P 500 Index Fund (a)	2,136,078	35,715
Schwab Small-Cap Index Fund (a)	1,090,841	17,737

		71,286

Fixed-Income Funds 55.6%
Schwab Total Bond Market Fund (a)	11,071,827	100,311

Money Funds 4.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	7,323,101	7,323

Total Other Investment Companies (Cost $163,788)		178,920

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 02/01/10	1,391	1,391

Total Short-Term Investment (Cost $1,391)		1,391

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10 the tax basis cost of the fund’s investments was $172,785 and the unrealized appreciation and depreciation were $10,656 and ($3,130), respectively, with a net unrealized appreciation of $7,526.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$178,920	$—	$—	$178,920
Short-Term Investment(a)	—	1,391	—	1,391

Total	$178,920	$1,391	$—	$180,311

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46834JAN10

2

Schwab Capital Trust
Schwab Balanced Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.9%	Other Investment Companies	93,763	86,628

99.9%	Total Investments	93,763	86,628
0.1%	Other Assets and Liabilities, Net		127

100.0%	Net Assets		86,755

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.9% of net assets

Equity Funds 62.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,403,962	14,124
Schwab Core Equity Fund (a)	2,771,812	40,441

		54,565

Fixed-Income Funds 36.2%
Schwab Total Bond Market Fund (a)	3,464,917	31,392

Money Funds 0.8%
State Street Institutional Liquid Reserves Fund - Institutional Class	671,277	671

Total Other Investment Companies (Cost $93,763)		86,628

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $94,937 and the unrealized appreciation and depreciation were $1,489 and ($9,798), respectively, with a net unrealized depreciation of ($8,309).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

 1

 Schwab Balanced Fund

Portfolio Holdings (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$86,628	$—	$—	$86,628
Total	$86,628	$—	$—	$86,628

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46831JAN10

2

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.2%		Other Investment Companies	70,571	72,469
1.9%		Short-Term Investment	1,415	1,415

100.1%		Total Investments	71,986	73,884
(0	.1)%	Other Assets and Liabilities, Net		(81)

100.0%		Total Net Assets		73,803

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.2% of net assets

Equity Funds 42.8%
American Century International Growth Fund, Institutional Shares	147,659	1,382
iShares Russell 1000 Value Index Fund	11,500	641
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	346,021	3,592
Laudus International MarketMasters Fund, Select Shares (a)	183,073	2,817
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	122,328	1,030
Laudus Mondrian International Equity Fund, Institutional Shares (a)	196,107	1,428
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	94,693	1,056
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	107,143	1,078
Schwab Core Equity Fund (a)	453,425	6,615
Schwab Dividend Equity Fund (a)	151,456	1,721
Schwab Global Real Estate Fund, Select Shares (a)	254,283	1,401
Schwab S&P 500 Index Fund (a)	345,384	5,775
Schwab Small-Cap Equity Fund (a)*	175,578	2,093
TCW Relative Value Large Cap Fund	86,207	972

		31,601

Fixed-Income Funds 50.7%
Laudus Mondrian International Fixed Income Fund (a)	171,549	1,942
PIMCO Total Return Fund, Institutional Shares	369,059	4,045
Schwab Inflation Protected Fund (a)	220,926	2,337
Schwab Premier Income Fund (a)	359,170	3,660
Schwab Short-Term Bond Market Fund (a)	857,580	7,735
Schwab Total Bond Market Fund (a)	1,951,399	17,680

		37,399

Money Funds 4.7%
Schwab Value Advantage Money Fund, Institutional Shares (a)	3,469,000	3,469

Total Other Investment Companies (Cost $70,571)		72,469

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.9% of net assets

Time Deposit 1.9%
Wells Fargo
0.03%, 02/01/10	1,415	1,415

Total Short-Term Investment (Cost $1,415)		1,415

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $72,976 and the unrealized appreciation and depreciation were $3,504 and ($2,596), respectively, with a net unrealized appreciation of $908.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2010 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$72,469	$—	$—	$72,469
Short-Term Investment(a)	—	1,415	—	1,415

Total	$72,469	$1,415	$—	$73,884

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46838JAN10

2

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

95.5%	Other Investment Companies	20,515	21,805
4.0%	Short-Term Investments	903	903

99.5%	Total Investments	21,418	22,708
0.5%	Other Assets and Liabilities, Net		109

100.0%	Total Net Assets		22,817

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 95.5% of net assets

Equity Funds 52.9%
American Century International Growth Fund, Institutional Shares	55,530	520
iShares Russell 1000 Value Index Fund	1,100	61
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	110,647	1,149
Laudus International MarketMasters Fund, Select Shares (a)	67,253	1,035
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	50,566	426
Laudus Mondrian International Equity Fund, Institutional Shares (a)	70,211	511
Laudus Rosenberg International Discovery Fund, Select Shares (a)	48,825	428
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	50,739	510
Schwab Core Equity Fund (a)	168,657	2,461
Schwab Dividend Equity Fund (a)	57,165	649
Schwab Global Real Estate Fund, Select Shares (a)	134,266	740
Schwab S&P 500 Index Fund (a)	128,731	2,152
Schwab Small-Cap Equity Fund (a)*	81,553	972
TCW Relative Value Large Cap Fund	41,293	466

		12,080

Fixed-Income Funds 41.3%
Laudus Mondrian International Fixed Income Fund (a)	49,764	563
PIMCO Total Return Fund, Institutional Shares	95,074	1,042
Schwab Inflation Protected Fund (a)	65,957	698
Schwab Premier Income Fund (a)	79,714	812
Schwab Short-Term Bond Market Fund (a)	179,725	1,621
Schwab Total Bond Market Fund (a)	518,361	4,697

		9,433

Money Funds 1.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	291,651	292

Total Other Investment Companies (Cost $20,515)		21,805

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.0% of net assets

Time Deposits 4.0%
HSBC Bank USA
0.03%, 02/01/10	218	218
Wells Fargo
0.03%, 02/01/10	685	685

Total Short-Term Investments (Cost $903)		903

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $21,643 and the unrealized appreciation and depreciation were $1,090 and ($25), respectively, with a net unrealized appreciation of $1,065.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2015 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$21,805	$—	$—	$21,805
Short-Term Investments(a)	—	903	—	903

Total	$21,805	$903	$—	$22,708

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46839JAN10

2

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Other Investment Companies	202,895	206,587
0.7%	Short-Term Investment	1,425	1,425

99.8%	Total Investments	204,320	208,012
0.2%	Other Assets and Liabilities, Net		393

100.0%	Total Net Assets		208,405

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.1% of net assets

Equity Funds 65.8%
American Century International Growth Fund, Institutional Shares	624,428	5,844
iShares Russell 1000 Value Index Fund	66,000	3,681
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,298,773	13,481
Laudus International MarketMasters Fund, Select Shares (a)	853,416	13,134
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	699,018	5,886
Laudus Mondrian International Equity Fund, Institutional Shares (a)	760,687	5,538
Laudus Rosenberg International Discovery Fund, Select Shares (a)	158,028	1,384
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	349,180	3,893
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	482,704	4,856
Schwab Core Equity Fund (a)	1,907,739	27,834
Schwab Dividend Equity Fund (a)	600,251	6,819
Schwab Global Real Estate Fund, Select Shares (a)	1,461,135	8,051
Schwab S&P 500 Index Fund (a)	1,443,165	24,130
Schwab Small-Cap Equity Fund (a)*	823,630	9,818
TCW Relative Value Large Cap Fund	241,313	2,722

		137,071

Fixed-Income Funds 32.0%
Laudus Mondrian International Fixed Income Fund (a)	466,019	5,275
PIMCO Total Return Fund, Institutional Shares	644,222	7,061
Schwab Inflation Protected Fund (a)	512,233	5,419
Schwab Premier Income Fund (a)	380,948	3,882
Schwab Short-Term Bond Market Fund (a)	508,818	4,590
Schwab Total Bond Market Fund (a)	4,481,336	40,601

		66,828

Money Funds 1.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,687,964	2,688

Total Other Investment Companies (Cost $202,895)		206,587

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Wells Fargo
0.03%, 02/01/10	1,425	1,425

Total Short-Term Investment (Cost $1,425)		1,425

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $206,633 and the unrealized appreciation and depreciation were $12,302 and ($10,923), respectively, with a net unrealized appreciation of $1,379.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

 1

 Schwab Target 2020 Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$206,587	$—	$—	$206,587
Short-Term Investment(a)	—	1,425	—	1,425

Total	$206,587	$1,425	$—	$208,012

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46840JAN10

2

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.4%	Other Investment Companies	30,014	32,820
1.4%	Short-Term Investment	459	459

98.8%	Total Investments	30,473	33,279
1.2%	Other Assets and Liabilities, Net		412

100.0%	Total Net Assets		33,691

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.4% of net assets

Equity Funds 71.8%
American Century International Growth Fund, Institutional Shares	114,078	1,068
iShares Russell 1000 Value Index Fund	1,300	72
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	222,395	2,308
Laudus International MarketMasters Fund, Select Shares (a)	138,067	2,125
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	103,906	875
Laudus Mondrian International Equity Fund, Institutional Shares (a)	144,076	1,049
Laudus Rosenberg International Discovery Fund, Select Shares (a)	98,358	862
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	97,858	984
Schwab Core Equity Fund (a)	348,743	5,088
Schwab Dividend Equity Fund (a)	111,163	1,263
Schwab Global Real Estate Fund, Select Shares (a)	239,987	1,322
Schwab S&P 500 Index Fund (a)	252,444	4,221
Schwab Small-Cap Equity Fund (a)*	165,698	1,975
TCW Relative Value Large Cap Fund	86,583	977

		24,189

Fixed-Income Funds 25.3%
Laudus Mondrian International Fixed Income Fund (a)	59,396	672
PIMCO Total Return Fund, Institutional Shares	87,540	960
Schwab Inflation Protected Fund (a)	64,969	687
Schwab Premier Income Fund (a)	50,325	513
Schwab Total Bond Market Fund (a)	629,288	5,701

		8,533

Money Funds 0.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	98,128	98

Total Other Investment Companies (Cost $30,014)		32,820

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Citibank
0.03%, 02/01/10	459	459

Total Short-Term Investment (Cost $459)		459

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $31,221 and the unrealized appreciation and depreciation were $2,093 and ($35), respectively, with a net unrealized appreciation of $2,058.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2025 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$32,820	$—	$—	$32,820
Short-Term Investments(a)	—	459	—	459

Total	$32,820	$459	$—	$33,279

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46841JAN10

2

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.0%	Other Investment Companies	215,302	224,326
0.8%	Short-Term Investment	1,823	1,823

99.8%	Total Investments	217,125	226,149
0.2%	Other Assets and Liabilities, Net		430

100.0%	Total Net Assets		226,579

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.0% of net assets

Equity Funds 79.5%
American Century International Growth Fund, Institutional Shares	841,991	7,881
iShares Russell 1000 Value Index Fund	73,000	4,071
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,608,522	16,696
Laudus International MarketMasters Fund, Select Shares (a)	995,154	15,315
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	833,577	7,019
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,064,230	7,748
Laudus Rosenberg International Discovery Fund, Select Shares (a)	410,740	3,598
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	288,700	3,219
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	870,167	8,754
Schwab Core Equity Fund (a)	2,506,856	36,575
Schwab Dividend Equity Fund (a)	773,646	8,789
Schwab Global Real Estate Fund, Select Shares (a)	1,719,819	9,476
Schwab S&P 500 Index Fund (a)	1,843,622	30,825
Schwab Small-Cap Equity Fund (a)*	1,366,301	16,286
TCW Relative Value Large Cap Fund	336,670	3,798

		180,050

Fixed-Income Funds 18.4%
Laudus Mondrian International Fixed Income Fund (a)	242,975	2,751
PIMCO Total Return Fund, Institutional Shares	427,194	4,682
Schwab Inflation Protected Fund (a)	263,176	2,784
Schwab Premier Income Fund (a)	222,707	2,269
Schwab Total Bond Market Fund (a)	3,226,369	29,231

		41,717

Money Funds 1.1%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,558,910	2,559

Total Other Investment Companies (Cost $215,302)		224,326

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 02/01/10	1,823	1,823

Total Short-Term Investment (Cost $1,823)		1,823

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $221,080 and the unrealized appreciation and depreciation were $12,591 and ($7,522), respectively, with a net unrealized appreciation of $5,069.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2030 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$224,326	$—	$—	$224,326
Short-Term Investment(a)	—	1,823	—	1,823

Total	$224,326	$1,823	$—	$226,149

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46842JAN10

2

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.7%	Other Investment Companies	25,036	27,770
1.9%	Short-Term Investment	553	553

99.6%	Total Investments	25,589	28,323
0.4%	Other Assets and Liabilities, Net		110

100.0%	Total Net Assets		28,433

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.7% of net assets

Equity Funds 85.2%
American Century International Growth Fund, Institutional Shares	113,329	1,061
iShares Russell 1000 Value Index Fund	1,200	67
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	216,936	2,252
Laudus International MarketMasters Fund, Select Shares (a)	138,176	2,126
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	113,880	959
Laudus Mondrian International Equity Fund, Institutional Shares (a)	144,530	1,052
Laudus Rosenberg International Discovery Fund, Select Shares (a)	107,970	946
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	111,421	1,121
Schwab Core Equity Fund (a)	336,388	4,908
Schwab Dividend Equity Fund (a)	104,396	1,186
Schwab Global Real Estate Fund, Select Shares (a)	233,821	1,288
Schwab S&P 500 Index Fund (a)	249,326	4,169
Schwab Small-Cap Equity Fund (a)*	174,523	2,080
TCW Relative Value Large Cap Fund	89,664	1,011

		24,226

Fixed-Income Funds 12.3%
Laudus Mondrian International Fixed Income Fund (a)	19,958	226
PIMCO Total Return Fund, Institutional Shares	26,648	292
Schwab Inflation Protected Fund (a)	21,999	233
Schwab Premier Income Fund (a)	26,376	269
Schwab Total Bond Market Fund (a)	273,416	2,477

		3,497

Money Funds 0.2%
Schwab Value Advantage Money Fund, Institutional Shares (a)	47,000	47

Total Other Investment Companies (Cost $25,036)		27,770

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.9% of net assets

Time Deposit 1.9%
Bank of America
0.03%, 02/01/10	553	553

Total Short-Term Investment (Cost $553)		553

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $26,403 and the unrealized appreciation and depreciation were $1,955 and ($35), respectively, with a net unrealized appreciation of $1,920.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2035 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$27,770	$—	$—	$27,770
Short-Term Investment(a)	—	553	—	553

Total	$27,770	$553	$—	$28,323

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46843JAN10

2

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Other Investment Companies	174,747	183,893
1.3%	Short-Term Investment	2,423	2,423

99.8%	Total Investments	177,170	186,316
0.2%	Other Assets and Liabilities, Net		429

100.0%	Total Net Assets		186,745

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 98.5% of net assets

Equity Funds 89.2%
American Century International Growth Fund, Institutional Shares	795,385	7,445
iShares Russell 1000 Value Index Fund	58,000	3,235
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,489,081	15,457
Laudus International MarketMasters Fund, Select Shares (a)	942,856	14,511
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	798,032	6,719
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,007,199	7,332
Laudus Rosenberg International Discovery Fund, Select Shares (a)	465,066	4,074
Laudus Rosenberg International Small Capitalization Fund, Select Shares (a)	229,358	2,557
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	766,845	7,714
Schwab Core Equity Fund (a)	2,370,446	34,585
Schwab Dividend Equity Fund (a)	739,147	8,397
Schwab Global Real Estate Fund, Select Shares (a)	1,672,764	9,217
Schwab S&P 500 Index Fund (a)	1,631,240	27,274
Schwab Small-Cap Equity Fund (a)*	1,202,586	14,335
TCW Relative Value Large Cap Fund	326,464	3,682

		166,534

Fixed-Income Funds 8.3%
Laudus Mondrian International Fixed Income Fund (a)	84,728	959
PIMCO Total Return Fund, Institutional Shares	141,803	1,554
Schwab Inflation Protected Fund (a)	92,153	975
Schwab Premier Income Fund (a)	171,361	1,747
Schwab Total Bond Market Fund (a)	1,140,524	10,333

		15,568

Money Funds 1.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,790,619	1,791

Total Other Investment Companies (Cost $174,747)		183,893

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.3% of net assets

Time Deposit 1.3%
Wells Fargo
0.03%, 02/01/10	2,423	2,423

Total Short-Term Investment (Cost $2,423)		2,423

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $181,329 and the unrealized appreciation and depreciation were $9,689 and ($4,702), respectively, with a net unrealized appreciation of $4,987.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

 1

 Schwab Target 2040 Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$183,893	$—	$—	$183,893
Short-Term Investments(a)	—	2,423	—	2,423

Total	$183,893	$2,423	$—	$186,316

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46844JAN10

2

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.3%		Common Stock	326,384	364,823
1.0%		Foreign Common Stock	4,786	3,814
2.6%		Other Investment Company	9,692	9,692
0.2%		Short-Term Investment	600	600

100.1%		Total Investments	341,462	378,929
(0	.1)%	Other Assets and Liabilities, Net		(454)

100.0%		Net Assets		378,475

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.3% of net assets

Automobiles & Components 1.0%
WABCO Holdings, Inc.	78,800	2,037
Winnebago Industries, Inc. *	150,414	1,797

		3,834

Banks 4.1%
Bank of the Ozarks, Inc.	74,654	2,212
East West Bancorp, Inc.	150,444	2,472
First Horizon National Corp. *	85,831	1,111
Hudson City Bancorp, Inc.	91,100	1,209
KeyCorp	271,700	1,951
New York Community Bancorp, Inc.	97,346	1,463
People’s United Financial, Inc.	97,196	1,572
Synovus Financial Corp.	577,040	1,593
TCF Financial Corp.	135,800	1,988

		15,571

Capital Goods 7.1%
AAR CORP. *	40,300	934
Ceradyne, Inc. *	62,400	1,219
Colfax Corp. *	52,270	589
Dover Corp.	47,800	2,050
EMCOR Group, Inc. *	92,385	2,223
ESCO Technologies, Inc.	24,455	799
Global Defense Technology & Systems, Inc. *	60,200	821
HEICO Corp.	37,900	1,612
Hexcel Corp. *	181,700	1,999
Jacobs Engineering Group, Inc. *	30,007	1,134
Joy Global, Inc.	37,600	1,720
Kennametal, Inc.	54,300	1,329
Nordson Corp.	9,900	560
Rockwell Collins, Inc.	31,800	1,691
SmartHeat, Inc. *	40,400	460
Snap-on, Inc.	28,915	1,182
SPX Corp.	33,360	1,816
Terex Corp. *	93,350	1,825
The Manitowoc Co., Inc.	81,000	883
Wabtec Corp.	55,831	2,140

		26,986

Commercial & Professional Supplies 2.8%
Clean Harbors, Inc. *	20,800	1,191
Cornell Cos., Inc. *	35,630	748
EnergySolutions, Inc.	484,200	4,043
Healthcare Services Group, Inc.	39,300	806
The Advisory Board Co. *	88,232	2,849
The Corporate Executive Board Co.	39,919	924

		10,561

Consumer Durables & Apparel 2.5%
Columbia Sportswear Co.	84,700	3,505
Lennar Corp., Class A	67,800	1,041
Lululemon Athletica, Inc. *	35,200	994
M.D.C. Holdings, Inc.	79,402	2,668
The Warnaco Group, Inc. *	12,200	472
Toll Brothers, Inc. *	49,900	922

		9,602

Consumer Services 3.9%
BJ’s Restaurants, Inc. *	130,711	2,763
Burger King Holdings, Inc.	86,300	1,505
Capella Education Co. *	11,600	851
DineEquity, Inc. *	37,681	857
Domino’s Pizza, Inc. *	265,180	2,997
Grand Canyon Education, Inc. *	85,398	1,706
Marriott International, Inc., Class A	37,943	995
Orient-Express Hotels Ltd., Class A *	155,800	1,521
Royal Caribbean Cruises Ltd. *	28,800	751
Shuffle Master, Inc. *	21,600	192
WMS Industries, Inc. *	12,300	456

		14,594

Diversified Financials 3.7%
Federated Investors, Inc., Class B	63,400	1,609
GAMCO Investors, Inc., Class A	52,362	2,151
Invesco Ltd.	59,905	1,156
Janus Capital Group, Inc.	146,216	1,785
Knight Capital Group, Inc., Class A *	275,344	4,306
Raymond James Financial, Inc.	91,214	2,309
Teton Advisors, Inc., Class A	1,198	16
Waddell & Reed Financial, Inc., Class A	20,300	636

		13,968

 1

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Energy 7.3%
Arena Resources, Inc. *	23,260	892
Bill Barrett Corp. *	176,411	5,469
Cameron International Corp. *	36,500	1,375
Concho Resources, Inc. *	28,000	1,256
CONSOL Energy, Inc.	25,900	1,207
Hornbeck Offshore Services, Inc. *	101,024	2,173
Murphy Oil Corp.	20,550	1,050
Oceaneering International, Inc. *	41,600	2,276
Petrohawk Energy Corp. *	79,600	1,777
TETRA Technologies, Inc. *	304,500	3,185
Unit Corp. *	87,600	3,989
Weatherford International Ltd. *	72,400	1,135
Willbros Group, Inc. *	123,873	1,894

		27,678

Food & Staples Retailing 0.5%
United Natural Foods, Inc. *	67,517	1,830

Food, Beverage & Tobacco 3.5%
Central European Distribution Corp. *	26,100	836
Diamond Foods, Inc.	24,700	887
H.J. Heinz Co.	28,600	1,248
Lance, Inc.	46,438	1,033
Molson Coors Brewing Co., Class B	21,500	903
The Hain Celestial Group, Inc. *	215,300	3,443
The J.M. Smucker Co.	29,300	1,760
TreeHouse Foods, Inc. *	85,927	3,329

		13,439

Health Care Equipment & Services 9.7%
Air Methods Corp. *	57,800	1,767
Allscripts-Misys Healthcare Solutions, Inc. *	203,500	3,349
Analogic Corp.	41,598	1,664
Beckman Coulter, Inc.	15,700	1,026
Catalyst Health Solutions, Inc. *	17,600	692
Emergency Medical Services Corp., Class A *	15,900	835
ev3, Inc. *	38,400	560
Greatbatch, Inc. *	139,600	2,743
Hanger Orthopedic Group, Inc. *	36,200	589
Health Management Associates, Inc., Class A *	318,060	2,112
HMS Holdings Corp. *	22,300	1,005
Inverness Medical Innovations, Inc. *	19,700	795
IPC The Hospitalist Co. *	22,000	748
Magellan Health Services, Inc. *	14,900	588
NuVasive, Inc. *	41,118	1,135
Phase Forward, Inc. *	160,000	2,339
Quality Systems, Inc.	44,817	2,310
Sirona Dental Systems, Inc. *	22,900	737
SXC Health Solutions Corp. *	11,800	556
Teleflex, Inc.	48,427	2,768
Thoratec Corp. *	125,000	3,544
Volcano Corp. *	27,800	551
Wright Medical Group, Inc. *	199,000	3,558
Zoll Medical Corp. *	20,500	571

		36,542

Household & Personal Products 1.8%
Elizabeth Arden, Inc. *	58,200	903
NBTY, Inc. *	56,345	2,509
WD-40 Co.	113,875	3,504

		6,916

Insurance 1.5%
Arch Capital Group Ltd. *	34,954	2,501
Assurant, Inc.	53,910	1,694
PartnerRe Ltd.	18,900	1,410

		5,605

Materials 4.5%
Brush Engineered Materials, Inc. *	124,800	2,243
Commercial Metals Co.	103,200	1,418
Cytec Industries, Inc.	65,950	2,461
International Flavors & Fragrances, Inc.	47,300	1,881
Landec Corp. *	164,900	1,047
Minerals Technologies, Inc.	58,800	2,811
Nalco Holding Co.	32,600	769
Pactiv Corp. *	67,600	1,524
Royal Gold, Inc.	27,108	1,155
Schnitzer Steel Industries, Inc., Class A	32,088	1,299
Texas Industries, Inc.	16,414	557

		17,165

Media 2.5%
DreamWorks Animation SKG, Inc., Class A *	69,479	2,706
Focus Media Holding Ltd. ADR *	28,100	377
Gannett Co., Inc.	150,585	2,432
Morningstar, Inc. *	47,936	2,265
The E.W. Scripps Co., Class A *	228,418	1,553

		9,333

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Alexion Pharmaceuticals, Inc. *	16,100	747
Alkermes, Inc. *	341,500	3,736
Covance, Inc. *	34,500	2,005
Human Genome Sciences, Inc. *	29,800	789
Inspire Pharmaceuticals, Inc. *	222,800	1,228
King Pharmaceuticals, Inc. *	135,000	1,621
Myriad Genetics, Inc. *	96,500	2,268
Perrigo Co.	31,500	1,395
Pharmaceutical Product Development, Inc.	104,000	2,429
Salix Pharmaceuticals Ltd. *	84,700	2,478
Talecris Biotherapeutics Holdings Corp. *	22,900	536
Thermo Fisher Scientific, Inc. *	24,600	1,135
United Therapeutics Corp. *	39,954	2,380

		22,747

2

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Real Estate 3.0%
BioMed Realty Trust, Inc.	154,537	2,252
Jones Lang LaSalle, Inc.	16,400	935
Lasalle Hotel Properties	111,900	2,255
Redwood Trust, Inc.	158,488	2,266
The St. Joe Co. *	52,000	1,352
Washington Real Estate Investment Trust	92,052	2,411

		11,471

Retailing 5.8%
1-800-FLOWERS.COM, Inc., Class A *	377,000	780
Aaron’s, Inc.	75,465	2,102
Abercrombie & Fitch Co., Class A	48,500	1,530
American Eagle Outfitters, Inc.	95,400	1,516
bebe stores, Inc.	295,500	1,826
Bed Bath & Beyond, Inc. *	25,100	971
Blue Nile, Inc. *	38,346	1,977
DSW, Inc., Class A *	95,214	2,295
hhgregg, Inc. *	45,800	976
Lumber Liquidators Holdings, Inc. *	87,576	2,074
Macy’s, Inc.	99,024	1,577
Tractor Supply Co. *	73,400	3,705
Ulta Salon, Cosmetics & Fragrance, Inc. *	41,600	807

		22,136

Semiconductors & Semiconductor Equipment 4.7%
Avago Technologies Ltd. *	98,300	1,708
Broadcom Corp., Class A *	47,000	1,256
FEI Co. *	95,000	1,976
Hittite Microwave Corp. *	15,000	558
Maxim Integrated Products, Inc.	105,275	1,840
Netlogic Microsystems, Inc. *	16,600	680
ON Semiconductor Corp. *	137,500	991
Silicon Image, Inc. *	938,600	2,262
Silicon Laboratories, Inc. *	13,500	570
Ultratech, Inc. *	347,500	4,740
Varian Semiconductor Equipment Associates, Inc. *	18,200	534
Veeco Instruments, Inc. *	20,600	656

		17,771

Software & Services 12.3%
ArcSight, Inc. *	27,400	651
AsiaInfo Holdings, Inc. *	22,100	528
Aspen Technology, Inc. *	241,440	2,221
Blackboard, Inc. *	59,518	2,346
FactSet Research Systems, Inc.	34,580	2,179
Fair Isaac Corp.	166,300	3,647
Global Payments, Inc.	23,800	1,059
Informatica Corp. *	41,500	983
LivePerson, Inc. *	254,081	1,611
NIC, Inc.	72,600	616
Nuance Communications, Inc. *	38,170	573
Parametric Technology Corp. *	164,900	2,731
Rackspace Hosting, Inc. *	51,600	940
RightNow Technologies, Inc. *	199,335	3,187
Solera Holdings, Inc.	34,200	1,132
Sourcefire, Inc. *	24,600	513
SuccessFactors, Inc. *	38,700	631
Taleo Corp., Class A *	29,100	591
TeleCommunication Systems, Inc., Class A *	222,800	1,952
TeleTech Holdings, Inc. *	96,500	1,837
The Ultimate Software Group, Inc. *	33,200	993
TIBCO Software, Inc. *	402,500	3,606
ValueClick, Inc. *	237,600	2,198
VanceInfo Technologies, Inc. *	29,500	473
VASCO Data Security International, Inc. *	206,435	1,641
VistaPrint N.V. *	13,300	745
Websense, Inc. *	368,393	6,826

		46,410

Technology Hardware & Equipment 4.0%
3PAR, Inc. *	226,522	2,190
Acme Packet, Inc. *	108,949	1,127
Agilent Technologies, Inc. *	50,800	1,424
Avnet, Inc. *	56,200	1,486
Ciena Corp. *	141,700	1,807
Compellent Technologies, Inc. *	46,000	914
F5 Networks, Inc. *	47,057	2,326
Netezza Corp. *	157,387	1,431
QLogic Corp. *	82,300	1,415
SeaChange International, Inc. *	165,502	1,071

		15,191

Telecommunication Services 0.5%
Cbeyond, Inc. *	151,386	1,886

Transportation 1.5%
AirTran Holdings, Inc. *	358,136	1,726
Arkansas Best Corp.	44,500	1,003
Forward Air Corp.	99,730	2,357
Hub Group, Inc., Class A *	23,000	554

		5,640

Utilities 2.1%
Cleco Corp.	85,900	2,227
Consolidated Edison, Inc.	24,485	1,071
Hawaiian Electric Industries, Inc.	67,735	1,340
PG&E Corp.	30,500	1,288
Wisconsin Energy Corp.	41,300	2,021

		7,947

Total Common Stock (Cost $326,384)		364,823

Foreign Common Stock 1.0% of net assets

Singapore 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Verigy Ltd. *	151,257	1,640

 3

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

United Kingdom 0.6%

Insurance 0.6%
Willis Group Holdings plc	82,903	2,174

Total Foreign Common Stock (Cost $4,786)		3,814

Other Investment Company 2.6% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	9,692,100	9,692

Total Other Investment Company (Cost $9,692)		9,692

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	600	600

Total Short-Term Investment (Cost $600)		600

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $350,222, and the unrealized appreciation and depreciation were $45,800 and ($17,093), respectively, with a net appreciation of $28,707.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

Russell 2000 Index, e-mini, Long expires 03/19/10	115	6,912	89

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

4

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	364,823	—	—	364,823
Foreign Common Stock(a)	3,814	—	—	3,814
Other Investment Company	9,692	—	—	9,692
Short-Term Investments(a)	—	600	—	600

Total	378,329	600	—	378,929

Other Financial Instruments* Futures Contract	$89	$—	$—	$89

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46829JAN10

 5

Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.6%	Common Stock	1,371,067	1,524,603
0.1%	Preferred Stock	970	1,367
2.5%	Other Investment Company	38,622	38,622
0.3%	Short-Term Investment	4,850	4,850
—%	Corporate Bond	118	123

99.5%	Total Investments	1,415,627	1,569,565
0.5%	Other Assets and Liabilities, Net		8,331

100.0%	Net Assets		1,577,896

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.6% of net assets

Australia 4.4%

Capital Goods 0.1%
Boart Longyear Group *	5,117,044	1,491

Commercial & Professional Supplies 0.9%
Brambles Ltd.	1,196,600	6,883
Seek Ltd.	455,277	2,592
Transfield Services Ltd.	1,610,882	5,070

		14,545

Energy 0.2%
Centennial Coal Co., Ltd.	74,316	239
Energy Resources of Australia Ltd.	17,889	330
WorleyParsons Ltd.	114,432	2,366

		2,935

Food, Beverage & Tobacco 0.4%
Coca-Cola Amatil Ltd.	80,100	774
Foster’s Group Ltd.	1,094,500	5,161

		5,935

Health Care Equipment & Services 0.1%
Ansell Ltd.	113,830	1,033
Cochlear Ltd.	5,400	297

		1,330

Insurance 0.3%
QBE Insurance Group Ltd.	191,433	3,861

Materials 1.5%
Amcor Ltd.	195,100	1,017
BHP Billiton Ltd.	69,226	2,407
BHP Billiton Ltd. ADR	229,000	15,886
Macarthur Coal Ltd.	145,382	1,206
Mount Gibson Iron Ltd. *	893,691	1,095
OZ Minerals Ltd. *	214,800	200
PanAust Ltd. *	4,442,941	1,832
St. Barbara Ltd. *	2,016,320	442

		24,085

Media 0.0%
Fairfax Media Ltd.	273,900	416

Real Estate 0.6%
Commonwealth Property Office Fund	11,917,961	9,548

Retailing 0.2%
David Jones Ltd.	631,089	2,640
JB Hi-Fi Ltd.	53,547	951

		3,591

Software & Services 0.1%
Computershare Ltd.	65,000	665

Transportation 0.0%
Asciano Group *	236,900	355

		68,757

Austria 0.2%

Capital Goods 0.0%
Andritz AG	10,400	581

Consumer Services 0.2%
bwin Interactive Entertainment AG *	39,114	2,376

		2,957

Bahamas 0.1%

Energy 0.1%
Petrominerales Ltd. *	60,381	1,283

Belgium 0.6%

Capital Goods 0.0%
Bekaert N.V.	2,500	364

Food & Staples Retailing 0.1%
Colruyt S.A.	8,443	2,056

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	88,007	4,392

Materials 0.2%
Nyrstar *	161,795	2,243

Telecommunication Services 0.0%
Telenet Group Holding N.V. *	18,049	519

		9,574

Bermuda 0.3%

Food, Beverage & Tobacco 0.2%
Bunge Ltd.	41,750	2,455

Insurance 0.1%
PartnerRe Ltd.	32,875	2,452

		4,907

 1

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Brazil 2.1%

Consumer Durables & Apparel 0.2%
Cyrela Brazil Realty S.A.	89,800	1,031
MRV Engenharia e Participacoes S.A.	85,935	554
PDG Realty S.A. Empreendimentos e Participacoes	150,500	1,198

		2,783

Diversified Financials 0.1%
BM&F BOVESPA S.A.	195,600	1,321
GP Investments Ltd. BDR *	180,800	902

		2,223

Energy 0.2%
OGX Petroleo e Gas Participacoes S.A.	127,200	1,134
Petroleo Brasileiro S.A. - Petrobras	98,407	1,995

		3,129

Food & Staples Retailing 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	11,204	748

Food, Beverage & Tobacco 0.0%
M Dias Branco S.A.	86	2
SLC Agricola S.A.	49,300	471

		473

Health Care Equipment & Services 0.2%
Diagnosticos da America S.A. *	114,100	3,500

Household & Personal Products 0.2%
Hypermarcas S.A. *	120,150	1,384
Natura Cosmeticos S.A.	117,200	2,110

		3,494

Insurance 0.0%
Amil Participacoes S.A.	35,800	253

Materials 0.8%
Vale S.A. ADR	461,475	11,901

Retailing 0.1%
Lojas Renner S.A.	46,800	893

Software & Services 0.1%
Totvs S.A.	16,200	996

Transportation 0.2%
Localiza Rent a Car S.A.	259,300	2,715

		33,108

Canada 6.5%

Banks 0.3%
Canadian Western Bank	84,841	1,631
Royal Bank of Canada	61,704	3,017

		4,648

Consumer Durables & Apparel 0.0%
Gildan Activewear, Inc. *	28,200	605

Consumer Services 0.1%
Tim Hortons, Inc.	69,956	2,013

Energy 1.9%
Canadian Natural Resources Ltd.	69,975	4,465
Cenovus Energy, Inc.	92,600	2,144
Crescent Point Energy Corp.	64,649	2,288
EnCana Corp.	69,500	2,126
Niko Resources Ltd.	23,036	2,127
Pacific Rubiales Energy Corp. *	132,650	1,772
Pason Systems, Inc.	251,100	2,701
PetroBakken Energy Ltd., Class A	62,790	1,741
Petrobank Energy & Resources Ltd. *	10,400	514
Precision Drilling Trust *	290,717	2,262
Suncor Energy, Inc.	218,525	6,916
Trinidad Drilling Ltd.	218,526	1,431

		30,487

Food, Beverage & Tobacco 0.1%
Cott Corp. *	181,411	1,466

Health Care Equipment & Services 0.2%
SXC Health Solutions Corp. *	57,093	2,683

Insurance 0.1%
Manulife Financial Corp.	70,700	1,297

Materials 1.5%
Agrium, Inc.	9,600	541
Consolidated Thompson Iron Mines Ltd. *	96,051	646
Detour Gold Corp. *	137,417	1,803
Eldorado Gold Corp. *	39,900	474
Equinox Minerals Ltd. *	429,917	1,395
First Quantum Minerals Ltd.	38,401	2,785
HudBay Minerals, Inc. *	58,239	659
Ivanhoe Mines Ltd. *	21,400	295
Northgate Minerals Corp. *	175,461	443
Potash Corp. of Saskatchewan, Inc.	141,100	14,018
Sino-Forest Corp. *	27,300	474

		23,533

Media 0.5%
Thomson Reuters Corp.	255,000	8,516

Real Estate 0.8%
Brookfield Asset Management, Inc., Class A	149,143	2,996
Morguard Real Estate Investment Trust	252,790	3,142
Northern Property Real Estate Investment Trust	270,000	5,770

		11,908

Technology Hardware & Equipment 0.1%
DragonWave, Inc. *	81,290	911

Transportation 0.9%
Canadian National Railway Co.	156,000	7,789
Canadian Pacific Railway Ltd.	140,150	6,587

		14,376

		102,443

Cayman Islands 0.3%

Capital Goods 0.1%
China High Speed Transmission Equipment Group Co., Ltd.	498,000	988

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd. *	84,000	258

2

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Shenguan Holdings Group Ltd. *	1,292,000	999

		1,257

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
WuXi PharmaTech Cayman, Inc. ADR *	118,975	1,789

		4,034

Chile 0.1%

Banks 0.1%
Banco Santander Chile ADR	19,065	1,179

China 1.3%

Automobiles & Components 0.3%
Dongfeng Motor Group Co., Ltd., Class H	1,732,000	2,250
Minth Group Ltd.	1,488,000	1,878

		4,128

Banks 0.1%
Industrial & Commercial Bank of China Ltd., Class H	3,465,472	2,524

Capital Goods 0.1%
Trina Solar Ltd. ADR *	73,715	1,617
Zhuzhou CSR Times Electric Co., Ltd., Class H	511,000	932

		2,549

Consumer Services 0.1%
7 Days Group Holdings Ltd. ADR *	76,835	929

Health Care Equipment & Services 0.0%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	140,000	510

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	155,000	1,034
Vinda International Holdings Ltd.	781,000	499

		1,533

Materials 0.4%
AMVIG Holdings Ltd.	10,928,000	4,482
China Zhongwang Holdings Ltd. (b)*	1,281,200	1,332

		5,814

Media 0.0%
Focus Media Holding Ltd. ADR *	20,900	281

Technology Hardware & Equipment 0.2%
AAC Acoustic Technologies Holdings, Inc.	1,108,000	1,821
Ju Teng International Holdings Ltd.	1,222,000	1,039

		2,860

		21,128

Denmark 0.5%

Capital Goods 0.2%
FLSmidth & Co. A/S	48,423	3,085

Food, Beverage & Tobacco 0.1%
Danisco A/S	11,700	815

Health Care Equipment & Services 0.0%
Coloplast A/S, Class B	1,901	206

Materials 0.1%
Novozymes A/S, Class B	22,331	2,287

Software & Services 0.0%
SimCorp A/S	3,421	610

Transportation 0.1%
DSV A/S *	44,685	793

		7,796

Egypt 0.0%

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding S.A.E.	80,311	443

Finland 0.5%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	58,445	1,413

Capital Goods 0.4%
Kone Oyj	49,272	1,984
Metso Corp. Oyj	36,800	1,235
Outotec Oyj	65,933	2,212

		5,431

Software & Services 0.0%
F-Secure Oyj	121,378	476

		7,320

France 7.0%

Automobiles & Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	25,587	1,981

Banks 0.4%
BNP Paribas	83,617	5,973

Capital Goods 1.4%
Alstom S.A.	47,634	3,181
Carbone Lorraine S.A.	262,672	8,991
Nexans S.A.	39,728	3,177
Schneider Electric S.A.	21,116	2,178
Societe Industrielle D’Aviations Latecoere S.A. (b)*	248,348	1,966
Vallourec S.A.	2,100	361
Vinci S.A.	41,686	2,226

		22,080

Consumer Durables & Apparel 0.4%
Hermes International	12,467	1,716
LVMH Moet Hennessy Louis Vuitton S.A.	37,000	4,031

		5,747

Consumer Services 0.5%
Sodexo	143,400	7,855

Diversified Financials 0.2%
Financiere Marc de Lacharriere S.A.	54,648	2,902

Food, Beverage & Tobacco 0.2%
DANONE S.A. ADR	83,200	949

 3

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Remy Cointreau S.A.	30,229	1,515

		2,464

Health Care Equipment & Services 0.3%
bioMerieux	8,967	986
Essilor International S.A.	47,538	2,765
Orpea	15,470	670

		4,421

Household & Personal Products 0.0%
L’Oreal S.A.	5,800	612

Insurance 0.2%
April Group	28,873	885
Euler Hermes S.A.	38,273	3,099

		3,984

Materials 0.3%
Air Liquide S.A.	43,452	4,609

Media 1.9%
Eutelsat Communications	11,600	374
Havas S.A.	275,246	1,203
Ipsos	158,361	4,973
Publicis Groupe	261,300	10,749
Societe Television Francaise 1	696,100	12,004

		29,303

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Boiron S.A.	119,729	5,094

Technology Hardware & Equipment 0.7%
Gemalto N.V. *	38,406	1,525
Neopost S.A.	122,579	9,754

		11,279

Utilities 0.1%
EDF Energies Nouvelles S.A.	31,334	1,565

		109,869

Germany 8.0%

Automobiles & Components 1.2%
Bayerische Motoren Werke AG	174,200	7,445
Daimler AG - Reg’d	196,300	9,031
ElringKlinger AG	131,617	2,923

		19,399

Capital Goods 1.5%
Bilfinger Berger AG	148,762	10,765
Centrotherm Photovoltaics AG *	24,468	1,363
Gildemeister AG	50,390	741
MAN SE	29,013	1,940
MTU Aero Engines Holding AG	128,961	6,672
Rheinmetall AG	20,985	1,337
SMA Solar Technology AG	3,389	397

		23,215

Commercial & Professional Supplies 0.4%
GfK SE	167,078	6,194

Consumer Durables & Apparel 0.3%
Adidas AG	11,600	591
Puma AG Rudolf Dassler Sport	3,171	971
Rational AG	22,104	3,608

		5,170

Insurance 0.7%
Allianz SE - Reg’d	102,400	11,338

Materials 1.4%
BASF SE	73,372	4,174
BASF SE ADR	103,050	5,848
HeidelbergCement AG	5,611	339
K&S AG	11,900	669
Lanxess AG	26,000	986
Symrise AG	439,355	9,765
Wacker Chemie AG	5,080	665

		22,446

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
QIAGEN N.V. *	211,725	4,629

Retailing 0.3%
Fielmann AG	56,511	4,475

Semiconductors & Semiconductor Equipment 0.2%
Aixtron AG	47,128	1,408
Dialog Semiconductor plc *	20,400	285
Infineon Technologies AG *	198,652	1,097

		2,790

Software & Services 1.0%
SAP AG	251,500	11,488
Software AG	13,823	1,575
Wirecard AG	160,569	2,063

		15,126

Technology Hardware & Equipment 0.5%
Wincor Nixdorf AG	126,299	8,548

Utilities 0.2%
RWE AG ADR	30,750	2,722

		126,052

Hong Kong 1.9%

Capital Goods 0.5%
Fong’s Industries Co., Ltd. *	10,104,000	3,980
Neo-Neon Holdings Ltd.	1,355,000	975
Noble Group Ltd.	1,924,760	3,911

		8,866

Commercial & Professional Supplies 0.1%
China Everbright International Ltd.	3,844,000	1,814

Consumer Durables & Apparel 0.3%
Arts Optical International Holdings Ltd.	6,600,000	2,805
Daphne International Holdings Ltd.	1,534,000	1,161
Techtronic Industries Co., Ltd.	553,000	455

		4,421

Energy 0.1%
CNOOC Ltd.	1,470,000	2,061

Food, Beverage & Tobacco 0.0%
China Yurun Food Group Ltd.	103,000	289

Materials 0.0%
Fushan International Energy Group Ltd.	268,000	230

Retailing 0.3%
Li & Fung Ltd.	940,000	4,284

4

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.3%
ASM Pacific Technology Ltd.	544,000	4,486

Technology Hardware & Equipment 0.1%
Comba Telecom Systems Holdings Ltd.	1,348,820	1,460

Transportation 0.2%
Pacific Basin Shipping Ltd.	3,675,000	2,701

		30,612

Hungary 0.0%

Banks 0.0%
OTP Bank Nyrt. *	9,000	264

India 1.2%

Automobiles & Components 0.1%
Hero Honda Motors Ltd.	49,736	1,683

Banks 0.1%
Housing Development Finance Corp., Ltd.	29,218	1,507

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	46,073	2,405
IRB Infrastructure Developers Ltd	290,961	1,551
PSL Ltd.	260,400	826

		4,782

Diversified Financials 0.0%
India Infoline Ltd.	116,390	296
Shriram Transport Finance Co., Ltd.	29,945	318

		614

Energy 0.1%
Reliance Industries Ltd.	116,119	2,616

Food, Beverage & Tobacco 0.1%
McLeod Russel India Ltd.	176,201	885

Materials 0.1%
Jindal Steel & Power Ltd.	135,471	1,840

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dr. Reddy’s Laboratories Ltd.	7,800	188
Lupin Ltd.	21,794	666

		854

Software & Services 0.3%
Infosys Technologies Ltd.	49,306	2,660
Rolta India Ltd.	497,888	2,217

		4,877

		19,658

Indonesia 0.7%

Automobiles & Components 0.2%
PT Astra International Tbk	686,500	2,624

Banks 0.1%
PT Bank Rakyat Indonesia	3,026,500	2,454

Capital Goods 0.2%
PT United Tractors Tbk	1,647,500	2,937

Food, Beverage & Tobacco 0.0%
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	869,000	780

Materials 0.1%
PT Holcim Indonesia Tbk *	6,347,500	1,096

Telecommunication Services 0.1%
PT Telekomunikasi Indonesia Tbk	1,318,000	1,309

		11,200

Ireland 1.7%

Banks 0.3%
The Governor & Company of the Bank of Ireland *	2,233,100	4,040

Capital Goods 0.4%
Cooper Industries plc, Class A	117,800	5,054
Ingersoll-Rand plc	52,725	1,711

		6,765

Commercial & Professional Supplies 0.5%
Experian plc	752,745	7,157

Consumer Services 0.2%
Paddy Power plc	73,107	2,418

Food, Beverage & Tobacco 0.1%
Glanbia plc	638,994	2,366

Health Care Equipment & Services 0.1%
United Drug plc	642,334	1,957

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Warner Chilcott plc, Class A *	60,000	1,640

		26,343

Israel 0.4%

Materials 0.1%
Israel Chemicals Ltd.	146,123	1,897

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd. ADR	52,210	2,961

Technology Hardware & Equipment 0.1%
Ceragon Networks Ltd. *	89,406	1,054
Orbotech Ltd. *	25,000	227

		1,281

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	146,742	375

		6,514

Italy 0.9%

Capital Goods 0.1%
Trevi Finanziaria S.p.A.	131,373	2,138

Consumer Durables & Apparel 0.3%
Luxottica Group S.p.A.	176,600	4,601

Diversified Financials 0.1%
Azimut Holding S.p.A.	160,879	1,977

Health Care Equipment & Services 0.2%
Amplifon S.p.A. *	255,437	1,186

 5

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
DiaSorin S.p.A.	52,652	1,874

		3,060

Media 0.1%
Gruppo Editoriale L’Espresso S.p.A. *	531,297	1,518

Transportation 0.1%
Ansaldo STS S.p.A.	53,648	1,040

		14,334

Japan 12.0%

Automobiles & Components 1.7%
F.C.C. Co., Ltd.	456,264	9,014
Honda Motor Co., Ltd.	122,400	4,148
Takata Corp.	89,700	1,973
Toyoda Gosei Co., Ltd.	12,100	333
Toyota Motor Corp.	291,100	11,197

		26,665

Banks 0.5%
OSAKA Titanium technologies Co., Ltd.	224,100	7,233

Capital Goods 1.9%
Daikin Industries Ltd.	42,900	1,594
Fanuc Ltd.	36,300	3,473
Hitachi Construction Machinery Co., Ltd.	4,600	97
JGC Corp.	26,000	485
Komatsu Ltd.	128,100	2,578
Kurita Water Industries Ltd.	47,400	1,468
Marubeni Corp.	258,000	1,498
Minebea Co., Ltd.	279,000	1,481
MISUMI Group, Inc.	35,400	615
Miura Co., Ltd.	124,100	3,188
Mori Seiki Co., Ltd.	142,600	1,446
Nabtesco Corp.	173,000	2,037
NSK Ltd.	114,000	827
Sumitomo Heavy Industries Ltd. *	113,000	576
The Japan Steel Works Ltd.	32,000	393
THK Co., Ltd.	132,000	2,606
Torishima Pump Mfg. Co., Ltd.	72,600	1,616
Ushio, Inc.	288,100	4,873

		30,851

Commercial & Professional Supplies 0.2%
Meitec Corp.	120,000	2,063
Park24 Co., Ltd.	43,800	460

		2,523

Consumer Durables & Apparel 0.3%
Makita Corp.	11,000	369
Nikon Corp.	17,300	355
Pioneer Corp. *	249,500	970
Rinnai Corp.	5,400	252
Sanyo Electric Co., Ltd. *	240,000	401
Shimano, Inc.	74,300	3,050

		5,397

Diversified Financials 1.0%
Daiwa Securities Group, Inc.	2,783,600	13,920
kabu.com Securities Co., Ltd.	377	365
Monex Group, Inc.	2,538	1,086
ORIX Corp.	7,700	576

		15,947

Food, Beverage & Tobacco 0.3%
Ariake Japan Co., Ltd.	278,100	4,138
Unicharm Petcare Corp.	13,592	453

		4,591

Health Care Equipment & Services 0.5%
Hogy Medical Co., Ltd.	111,600	5,432
Miraca Holdings, Inc.	23,200	692
Terumo Corp.	36,700	2,057

		8,181

Household & Personal Products 0.2%
Fancl Corp.	40,300	806
Pigeon Corp.	34,300	1,350
Unicharm Corp.	4,100	390

		2,546

Materials 0.9%
Nifco, Inc.	319,200	6,945
OSAKA Titanium technologies Co., Ltd.	13,200	427
Showa Denko K.K.	114,000	233
Taiyo Ink Mfg. Co., Ltd.	131,700	3,340
The Nippon Synthetic Chemical Industry Co., Ltd.	224,000	1,588
Zeon Corp.	311,000	1,532

		14,065

Media 0.2%
CyberAgent, Inc.	632	1,106
Jupiter Telecommunications Co., Ltd.	1,195	1,195
Nippon Television Network Corp.	2,400	327

		2,628

Retailing 0.4%
Fast Retailing Co., Ltd.	8,100	1,349
K’s Holdings Corp.	24,900	791
Nitori Co., Ltd.	14,860	1,121
Point, Inc.	20,490	1,172
Start Today Co., Ltd,	310	585
USS Co., Ltd.	11,390	692

		5,710

Semiconductors & Semiconductor Equipment 0.9%
Disco Corp.	30,600	1,696
Rohm Co., Ltd.	180,400	12,156
THine Electronics, Inc.	284	770

		14,622

Software & Services 0.4%
Gree, Inc.	37,400	2,177
Kakaku.com, Inc.	137	503
Yahoo! Japan Corp.	10,574	4,001

		6,681

Technology Hardware & Equipment 2.2%
Canon, Inc.	324,500	12,684
Hirose Electric Co., Ltd.	3,000	321
Hitachi Kokusai Electric, Inc.	108,000	981
HORIBA Ltd.	290,600	6,997
Hoya Corp.	82,500	2,200
Keyence Corp.	10,800	2,485
Nippon Electric Glass Co., Ltd.	53,000	746

6

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
OMRON Corp.	461,100	9,177

		35,591

Telecommunication Services 0.3%
SOFTBANK Corp.	183,500	4,666

Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. *	69,000	244
Kintetsu World Express, Inc.	61,300	1,571
Yamato Holdings Co., Ltd.	11,300	155

		1,970

		189,867

Luxembourg 0.8%

Energy 0.8%
Acergy S.A.	102,821	1,563
Tenaris S.A. ADR	237,725	10,460

		12,023

Malaysia 0.2%

Banks 0.0%
CIMB Group Holdings Berhad	91,000	337

Capital Goods 0.0%
IJM Corp. Berhad	389,896	524

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	635,520	956
Kuala Lumpur Kepong Berhad	149,300	723

		1,679

Health Care Equipment & Services 0.1%
Top Glove Corp Bhd	337,000	1,104

		3,644

Mexico 1.2%

Diversified Financials 0.1%
Banco Compartamos S.A. de C.V.	348,268	1,678

Food & Staples Retailing 0.1%
Wal-Mart de Mexico S.A.B. de C.V., Series V	383,900	1,702

Food, Beverage & Tobacco 0.4%
Fomento Economico Mexicano S.A.B. de C.V. ADR	134,900	5,687

Media 0.5%
Grupo Televisa S.A. ADR	420,700	8,220
Megacable Holdings S.A.B. de C.V. *	133,400	269

		8,489

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genomma Lab Internacional S.A., Class B *	741,705	1,718

		19,274

Netherlands 4.1%

Capital Goods 0.6%
Aalberts Industries N.V.	113,940	1,657
Chicago Bridge & Iron Co., N.V., NY Shares *	19,100	387
Koninklijke BAM Groep N.V.	204,537	2,006
Koninklijke Boskalis Westminster N.V.	174,908	6,141

		10,191

Commercial & Professional Supplies 0.2%
Randstad Holding N.V. *	17,600	845
USG People N.V. *	106,932	2,040

		2,885

Diversified Financials 0.1%
BinckBank N.V.	106,986	1,873

Energy 1.2%
Core Laboratories N.V.	27,675	3,237
Fugro N.V., CVA	57,806	3,428
Schlumberger Ltd.	185,800	11,791

		18,456

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	121,500	1,527

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	148,600	6,248
Unilever N.V., NY Shares	58,950	1,803

		8,051

Materials 0.2%
Akzo Nobel N.V.	44,400	2,643
James Hardie Industries N.V. CDI *	123,500	807

		3,450

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	66,700	2,095

Software & Services 0.1%
Unit 4 Agresso N.V. *	40,567	962

Transportation 1.0%
Koninklijke Vopak N.V. *	193,914	14,525
TNT N.V.	33,800	970

		15,495

		64,985

New Zealand 1.0%

Consumer Services 0.3%
Sky City Entertainment Group Ltd.	2,225,157	5,145

Health Care Equipment & Services 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	3,330,395	7,899

Transportation 0.2%
Auckland International Airport Ltd.	2,474,582	3,369

		16,413

Norway 1.1%

Energy 1.0%
Aker Solutions A.S.A.	36,632	489
Farstad Shipping A.S.A.	178,850	4,152
Petroleum Geo-Services A.S.A. *	254,708	3,169
Seadrill Ltd.	70,500	1,600
Statoil A.S.A.	132,400	2,971

 7

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
TGS Nopec Geophysical Co., A.S.A. *	176,703	3,372

		15,753

Insurance 0.0%
Storebrand A.S.A. *	109,800	768

Materials 0.1%
Yara International A.S.A. ADR	19,050	795

Software & Services 0.0%
Opera Software A.S.A.	76,576	250

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	14,874	304

		17,870

Panama 0.1%

Transportation 0.1%
Copa Holdings S.A., Class A	14,110	733

Papua New Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	166,032	768

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	19,730	1,473

Portugal 0.2%

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	267,740	2,569

Republic of Korea 1.1%

Automobiles & Components 0.3%
Hyundai Mobis	8,666	1,098
Hyundai Motor Co.	33,954	3,279
Kia Motors Corp. *	5,000	83

		4,460

Capital Goods 0.1%
Sung Kwang Bend Co., Ltd.	39,347	797

Consumer Services 0.2%
Hana Tour Service, Inc.	34,325	1,262
Hotel Shilla Co., Ltd.	53,480	912
MegaStudy Co., Ltd.	4,492	810

		2,984

Household & Personal Products 0.1%
Amorepacific Corp.	300	209
LG Household & Health Care Ltd.	8,699	2,127

		2,336

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	6,200	4,166

Software & Services 0.1%
Daum Communications Corp. *	32,828	1,983

		16,726

Singapore 3.3%

Capital Goods 0.2%
SembCorp Marine Ltd.	1,117,000	2,611

Energy 0.2%
Ezra Holdings Ltd.	1,884,000	2,814

Food & Staples Retailing 0.1%
Olam International Ltd.	543,300	916

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	342,000	1,596

Health Care Equipment & Services 0.3%
Parkway Holdings Ltd. *	2,529,780	4,813

Real Estate 0.8%
Ascendas Real Estate Investment Trust	2,748,000	3,744
CapitaMall Trust	7,276,200	8,695
CapitaMalls Asia Ltd. *	542,000	890

		13,329

Telecommunication Services 0.4%
StarHub Ltd.	4,067,000	6,263

Transportation 1.0%
SIA Engineering Co., Ltd.	2,274,000	5,388
Singapore Airport Terminal Services Ltd.	2,776,000	4,873
SMRT Corp., Ltd.	3,591,000	4,846

		15,107

Utilities 0.2%
Hyflux Ltd.	1,636,000	3,825

		51,274

South Africa 0.8%

Banks 0.1%
Standard Bank Group Ltd.	168,353	2,385

Capital Goods 0.1%
Wilson Bayly Holmes-Ovcon Ltd.	66,901	857

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	128,188	1,170

Materials 0.2%
Aquarius Platinum Ltd. *	253,115	1,488
Northam Platinum Ltd.	215,272	1,390

		2,878

Media 0.2%
Naspers Ltd., Class N	101,100	3,564

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	205,185	1,808

		12,662

South Korea 0.0%

Technology Hardware & Equipment 0.0%
Samsung Electro-Mechanics Co., Ltd.	8,100	677

8

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Spain 1.6%

Banks 0.2%
Banco Santander S.A.	255,921	3,655

Capital Goods 0.1%
Abengoa S.A.	14,100	426
Construcciones y Auxiliar de Ferrocarriles S.A.	1,918	1,091

		1,517

Commercial & Professional Supplies 0.4%
Prosegur, Compania de Seguridad S.A. - Reg’d	142,580	6,457

Energy 0.1%
Tecnicas Reunidas S.A.	24,537	1,320

Media 0.6%
Antena 3 de Television S.A.	172,689	1,833
Gestevision Telecinco S.A.	475,696	6,783

		8,616

Retailing 0.0%
Industria de Diseno Textil S.A.	7,674	483

Telecommunication Services 0.2%
Telefonica S.A.	134,505	3,222

		25,270

Sweden 1.2%

Capital Goods 0.6%
Assa Abloy AB, B Shares	504,300	8,701
Atlas Copco AB, B Shares	71,400	861

		9,562

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares *	16,200	382
JM AB *	106,134	1,539

		1,921

Diversified Financials 0.1%
Kinnevik Investment AB, B Shares	146,958	2,180

Food, Beverage & Tobacco 0.0%
Swedish Match AB	32,600	683

Health Care Equipment & Services 0.0%
Getinge AB, Class B	14,400	308

Materials 0.2%
Billerud *	198,378	1,359
SSAB AB, A Shares	65,100	1,052

		2,411

Media 0.1%
Modern Times Group, B Shares	32,247	1,479

Retailing 0.1%
Clas Ohlson AB, B Shares	48,839	971

		19,515

Switzerland 10.6%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	3,908	1,040

Capital Goods 0.7%
ABB Ltd. - Reg’d *	233,133	4,221
Geberit AG - Reg’d	23,147	4,074
Tyco International Ltd.	59,200	2,097

		10,392

Commercial & Professional Supplies 0.8%
Adecco S.A. - Reg’d	183,000	9,860
Gategroup Holding AG *	34,011	1,167
SGS S.A. - Reg’d	1,936	2,489

		13,516

Consumer Durables & Apparel 1.3%
Compagnie Financiere Richemont S.A., Series A	419,258	14,200
Swatch Group AG	26,700	6,980

		21,180

Consumer Services 0.0%
Orascom Development Holding AG *	6,621	389

Diversified Financials 1.5%
Credit Suisse Group AG - Reg’d	253,000	10,944
Julius Baer Group Ltd.	24,700	821
Partners Group Holding AG	16,614	2,062
UBS AG - Reg’d *	755,800	9,857

		23,684

Energy 2.2%
Noble Corp.	368,825	14,871
Transocean Ltd. *	153,346	12,995
Weatherford International Ltd. *	486,550	7,629

		35,495

Food, Beverage & Tobacco 1.2%
Nestle S.A. - Reg’d	110,000	5,214
Nestle S.A. - Reg’d ADR	278,787	13,245

		18,459

Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg’d	20,126	2,491

Materials 0.9%
Clariant AG - Reg’d *	354,192	3,888
Givaudan S.A. - Reg’d	7,600	6,195
Sika AG - Bearer Shares	2,418	3,706

		13,789

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Actelion Ltd. - Reg’d *	42,663	2,257
Novartis AG - Reg’d	254,219	13,605
Novartis AG ADR	80,275	4,297
Roche Holding AG - Bearer Shares	1,748	303

		20,462

Software & Services 0.0%
Temenos Group AG - Reg’d *	26,043	693

Transportation 0.4%
Kuehne & Nagel International AG - Reg’d	64,864	6,252

		167,842

Taiwan 1.0%

Capital Goods 0.1%
Silitech Technology Corp.	586,000	2,061

 9

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Consumer Durables & Apparel 0.0%
Johnson Health Tech Co., Ltd.	495,000	612

Health Care Equipment & Services 0.0%
St. Shine Optical Co., Ltd.	85,000	510

Semiconductors & Semiconductor Equipment 0.5%
Kinsus Interconnect Technology Corp.	417,000	1,038
MediaTek, Inc.	81,000	1,307
Siliconware Precision Industries Co.	984,000	1,289
Taiwan Semiconductor Manufacturing Co., Ltd.	1,791,000	3,400

		7,034

Technology Hardware & Equipment 0.4%
Acer, Inc.	355,000	989
Foxconn Technology Co., Ltd.	211,000	828
Nan Ya Printed Circuit Board Corp.	89,000	375
Prime View International Co., Ltd. *	359,560	658
Sintek Photronic Corp. *	659,000	473
Tripod Technology Corp.	32,000	109
Wistron Corp.	582,788	1,100
WPG Holdings Co., Ltd.	948,000	1,464

		5,996

		16,213

Thailand 0.0%

Food & Staples Retailing 0.0%
CP ALL PCL	945,300	655

Turkey 0.6%

Automobiles & Components 0.1%
Tofas Turk Otomobil Fabrikasi A/S	450,893	1,697

Banks 0.4%
Asya Katilim Bankasi A/S *	427,500	1,110
Turk Ekonomi Bankasi A.S. *	1,726,584	2,900
Turkiye Garanti Bankasi A/S	402,377	1,688

		5,698

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	35,406	1,606

		9,001

United Kingdom 16.7%

Banks 0.3%
Standard Chartered plc	198,856	4,580

Capital Goods 3.2%
BAE Systems plc	174,600	979
BAE Systems plc ADR	33,850	762
Bodycote plc	1,238,906	3,440
Chemring Group plc	44,953	2,306
Chloride Group plc	3,995,306	11,621
Cobham plc	761,169	2,816
Cookson Group plc *	40,500	275
Invensys plc	67,100	328
Rolls-Royce Group plc *	816,642	6,222
Spirax-Sarco Engineering plc	152,066	3,035
The Weir Group plc	1,156,961	14,238
Ultra Electronics Holdings plc	258,028	5,219

		51,241

Commercial & Professional Supplies 1.5%
Aggreko plc	59,308	852
Babcock International Group plc	56,085	501
Capita Group plc	157,754	1,816
De La Rue plc	230,518	3,560
G4S plc	1,515,700	6,086
Michael Page International plc	461,270	2,836
RPS Group plc	294,911	940
Serco Group plc	685,161	5,446
VT Group plc	177,328	1,514

		23,551

Consumer Durables & Apparel 0.1%
Bellway plc	50,667	597
Burberry Group plc	51,500	503
The Berkeley Group Holdings plc *	62,656	796

		1,896

Consumer Services 0.4%
Compass Group plc	481,900	3,281
Domino’s Pizza UK & IRL plc	12,151	62
Greene King plc	388,681	2,751
InterContinental Hotels Group plc	51,400	735

		6,829

Diversified Financials 0.9%
Aberdeen Asset Management plc	280,404	552
Ashmore Group plc	174,086	620
BlueBay Asset Management plc	156,537	822
Climate Exchange plc *	45,667	445
International Personal Finance	407,428	1,426
Schroders plc	453,800	8,968
Schroders plc - Non Voting Shares	55,700	881

		13,714

Energy 0.8%
Afren plc *	1,506,911	2,168
AMEC plc	114,982	1,386
BG Group plc	192,600	3,541
Cairn Energy plc *	128,800	664
Dana Petroleum plc *	45,583	756
Gulf Keystone Petroleum Ltd. *	707,380	1,023
Heritage Oil plc *	146,381	1,156
Petrofac Ltd.	113,631	1,741

		12,435

Food, Beverage & Tobacco 1.3%
British American Tobacco plc ADR	85,950	5,719
Britvic plc	375,664	2,519
Diageo plc	413,500	6,950
Diageo plc ADR	57,150	3,840
Unilever plc	25,100	763

		19,791

Health Care Equipment & Services 0.2%
Smith & Nephew plc	157,711	1,587
SSL International plc	87,177	1,080

		2,667

Household & Personal Products 0.3%
McBride plc	304,304	1,058

10

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Reckitt Benckiser Group plc	65,865	3,414

		4,472

Insurance 0.2%
Admiral Group plc	79,130	1,425
Amlin plc	230,894	1,428

		2,853

Materials 2.5%
Antofagasta plc	211,283	2,933
BHP Billiton plc	112,076	3,288
Croda International plc	314,442	3,746
Randgold Resources Ltd. ADR	4,700	324
Rexam plc	2,061,713	9,817
Rio Tinto plc ADR	57,575	11,171
Vedanta Resources plc	98,662	3,784
Victrex plc	353,954	4,586

		39,649

Media 1.2%
British Sky Broadcasting Group plc	1,216,685	10,304
Reed Elsevier plc	1,006,300	8,010
Rightmove plc	54,533	459

		18,773

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
GlaxoSmithKline plc	337,200	6,563

Retailing 1.1%
ASOS plc *	86,654	596
Mothercare plc	57,289	586
Next plc	107,430	3,350
Signet Jewelers Ltd. *	450,656	12,304

		16,836

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	1,191,936	3,643

Software & Services 0.4%
Autonomy Corp. plc *	94,710	2,346
Aveva Group plc	113,397	1,971
Blinkx plc *	490,664	124
Micro Focus International plc	27,287	222
Telecity Group plc *	175,125	1,093

		5,756

Technology Hardware & Equipment 1.7%
Halma plc	1,008,051	3,745
Laird plc	917,545	1,810
Rotork plc	707,813	14,258
Spectris plc	423,867	5,149
TT electronics plc *	1,666,191	2,311

		27,273

Telecommunication Services 0.0%
Inmarsat plc	15,946	173

Utilities 0.0%
International Power plc	93,287	476

		263,171

United States 0.1%

Automobiles & Components 0.1%
Autoliv, Inc. SDR *	40,794	1,741

Technology Hardware & Equipment 0.0%
RADWARE Ltd. *	30,216	462

		2,203

Total Common Stock (Cost $1,371,067)		1,524,603

Preferred Stock 0.1% of net assets

Brazil 0.1%
Banco Panamericano S.A.	235,900	1,367

Total Preferred Stock (Cost $970)		1,367

Other Investment Company 2.5% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	38,621,921	38,622

Total Other Investment Company (Cost $38,622)		38,622

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	4,850	4,850

Total Short-Term Investment (Cost $4,850)		4,850

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (b)	226	123

Total Corporate Bond (Cost $118)		123

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $1,462,588 and the unrealized appreciation and depreciation were $196,589 and ($89,612), respectively, with a net unrealized appreciation of $106,977.

At 01/31/10, the values of certain foreign securities held by the fund aggregating $1,176,508 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

 11

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
BDR —	Brazilian Depositary Receipt
CDI —	CHESS Depositary Interest.
CVA —	Dutch Certificate.
Reg’d —	Registered
SDR —	Swedish Depositary Receipt
USD —	Unified school district

In addition to the above the fund held the following at 01/31/10.

			Unrealized
		Contract	Gains /
	Number of	Value	(Losses)
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/19/10	440	26,444	342
S & P 500 Index, e-mini, Long, expires 03/19/10	295	15,788	(396)

Net unrealized losses			(54)

		Amount of		Amount of
	Currency	Currency to be	Currency	Currency to be	Unrealized
Expiration	to be	Received	to be	Delivered	Gains / Losses
Date	Received	(x 1,000)	Delivered	(x 1,000)	(x 1,000)

Forward Foreign Currency Contracts

03/17/2010	CHF	5,435	USD	5,125	(99)
06/04/2010	USD	11,699	CHF	12,400	23
03/03/2010	USD	7,543	CHF	8,000	(609)
03/17/2010	USD	5,125	CHF	5,435	174
09/24/2010	USD	5,006	CHF	5,300	193
10/25/2010	USD	7,607	CHF	8,050	433
10/25/2010	USD	4,873	EUR	3,520	406
09/15/2010	USD	17,075	EUR	12,330	939
03/16/2010	USD	17,844	EUR	12,871	1,114
03/16/2010	USD	8,572	EUR	6,183	163
03/17/2010	USD	23,491	GBP	14,700	445
03/18/2010	USD	7,607	JPY	686,547	163
11/16/2010	USD	1,410	JPY	127,000	—
11/29/2010	USD	4,555	JPY	410,000	135
09/07/2010	USD	3,584	JPY	323,000	(80)
03/03/2010	USD	6,681	JPY	603,000	(430)

Net unrealized gains on Forward Foreign Currency Contracts					2,970

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

12

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$337,079	$—	$337,079
Australia(a)	—	44,672	—	44,672
Materials	15,886	8,199	—	24,085
Bahamas(a)	1,283	—	—	1,283
Bermuda(a)	4,907	—	—	4,907
Brazil(a)	33,108	—	—	33,108
Canada(a)	102,443	—	—	102,443
Cayman Islands(a)	—	988	—	988
Food, Beverage & Tobacco	999	258	—	1,257
Pharmaceuticals, Biotechnology & Life Sciences	1,789	—	—	1,789
Chile(a)	1,179		—	1,179
China(a)	—	11,555	—	11,555
Capital Goods	1,617	932	—	2,549
Consumer Services	929	—	—	929
Materials	—	4,482	1,332	5,814
Media	281	—	—	281
Denmark(a)	—	7,590	—	7,590
Health Care Equipment & Services	206	—	—	206
France(a)	—	85,325	—	85,325
Capital Goods	—	20,114	1,966	22,080
Food, Beverage & Tobacco	949	1,515	—	2,464
Germany(a)	—	100,884	—	100,884
Materials	5,848	16,598	—	22,446
Utilities	2,722	—	—	2,722
Hong Kong(a)	—	26,191	—	26,191
Consumer Durables & Apparel	2,805	1,616	—	4,421
Ireland(a)	—	15,572	—	15,572
Capital Goods	6,765	—	—	6,765
Food, Beverage & Tobacco	2,366	—	—	2,366

 13

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Pharmaceuticals, Biotechnology & Life Sciences	1,640	—	—	1,640
Israel(a)	—	2,272	—	2,272
Pharmaceuticals, Biotechnology & Life Sciences	2,961	—	—	2,961
Technology Hardware & Equipment	1,281	—	—	1,281
Luxembourg			—
Energy	10,460	1,563	—	12,023
Mexico(a)	19,274		—	19,274
Netherlands(a)	—	28,287	—	28,287
Capital Goods	387	9,804	—	10,191
Energy	15,028	3,428	—	18,456
Food, Beverage & Tobacco	1,803	6,248	—	8,051
Norway(a)	—	17,075	—	17,075
Materials	795	—	—	795
Panama(a)	733	—	—	733
Peru(a)	1,473	—	—	1,473
Republic of Korea(a)	—	14,390	—	14,390
Household & Personal Products	2,336	—	—	2,336
Singapore(a)	—	37,945	—	37,945
Real Estate	890	12,439	—	13,329
Spain(a)	—	21,615	—	21,615
Banks	3,655	—	—	3,655
Switzerland(a)	—	45,834	—	45,834
Capital Goods	2,097	8,295	—	10,392
Commercial & Professional Supplies	1,167	12,349	—	13,516
Diversified Financials	821	22,863	—	23,684
Energy	35,495	—	—	35,495
Food, Beverage & Tobacco	13,245	5,214	—	18,459
Pharmaceuticals, Biotechnology & Life Sciences	4,297	16,165	—	20,462
Thailand(a)	655	—	—	655
United Kingdom(a)	—	117,463	—	117,463
Capital Goods	4,201	47,040	—	51,241
Energy	1,023	11,412	—	12,435
Food, Beverage & Tobacco	9,558	10,233	—	19,791
Materials	11,495	28,154	—	39,649
Retailing	11,162	5,674	—	16,836
Software & Services	124	5,632	—	5,756
United States
Automobiles & Components	197	1,544	—	1,741
Technology Hardware & Equipment	462	—	—	462
Preferred Stock	1,367	—	—	1,367
Other Investment Company	38,622	—	—	38,622
Short-Term Investment(a)	—	4,850	—	4,850
Corporate Bond	—	—	123	123

14

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Total	$384,786	$1,181,358	$3,421	$1,569,565

Other Financial Instruments*
Future Contracts	$342	$—	$—	$342
Forward Foreign Currency Contracts	4,188	—	—	4,188

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Future Contracts	$(396)	$—	$—	$(396)
Forward Foreign Currency Contracts	(1,218)	—	—	(1,218)

*	Forward Foreign Currency Contracts and Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Change in
	Balance as of	Accrued	Realized	Unrealized	Net	Net	Balance as of
Investments in	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers	January 31,
Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2010

Common Stock
China	$—	$—	$—	$132	$—	$1,200	$1,332
France	—	—	—	(382)	—	2,348	1,966
United Kingdom	56	—	—	—	(56)	—	—
Corporate bonds
Brazil	131	—	—	(8)	—	—	123

	$187	$—	$—	$(258)	$(56)	$3,548	$3,421

The Fund entered into forward foreign currency exchange contracts and futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk. The fund also invests in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency

 15

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

exchange rates and is subject to a foreign currency exchange rate risk. As of January 31, 2010, the Laudus International MarketMasters Fund held the following derivatives:

Asset Derivatives	Fair Value

Equity Index — Futures Contracts(1)	$342
Foreign Exchange — Forward Contracts(3)	4,189

Total	$4,531

Liability Derivatives	Fair Value

Equity Index — Futures Contracts(2)	$396
Foreign Exchange — Forward Contracts(4)	1,219

Total	$1,615

(1)	Unrealized gains of futures contracts.
(2)	Unrealized losses of futures contracts.
(3)	Unrealized gains on forward foreign currency contracts.
(4)	Unrealized losses on forward foreign currency contracts.

Transactions in derivative instruments during the period ended January 31, 2010, for the Laudus International MarketMasters Fund, were as follows:

	Equity Index	Foreign Exchange
	Futures Contracts	Forward Contracts	Total

Realized Gains (Losses)(1)	$1,160	$(411)	$749
Change in Unrealized Gains (Losses)(2)	1,290	4,660	5,950
Number of Contracts	735 (3)	$137,797 (4)

(1)	Net realized gains (losses) on futures contracts and foreign currency transactions.
(2)	Net unrealized losses on futures contracts and foreign currency translations.
(3)	Amount represents number of contracts at January 31, 2010
(4)	Amount represents notional amount in U.S. Dollars at January 31, 2010

REG46830JAN10

16

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.4%		Common Stock	719,095	708,368
1.7%		Other Investment Company	12,251	12,251
0.2%		Short-Term Investment	1,301	1,301

100.3%		Total Investments	732,647	721,920
1.1%		Collateral Invested for Securities on Loan	7,540	7,540
(1	.4)%	Other Assets and Liabilities, Net		(9,882)

100.0%		Net Assets		719,578

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.4% of net assets

Automobiles & Components 4.0%
American Axle & Manufacturing Holdings, Inc. (c)*	109,760	1,026
ArvinMeritor, Inc.	183,235	1,776
Autoliv, Inc. SDR *	11,300	484
BorgWarner, Inc.	7,150	251
Cooper Tire & Rubber Co.	12,300	209
Exide Technologies *	19,000	147
Federal-Mogul Corp. *	12,400	203
Ford Motor Co. *	1,514,174	16,414
Harley-Davidson, Inc.	25,860	588
Johnson Controls, Inc.	68,610	1,909
Tenneco, Inc. *	94,160	1,665
The Goodyear Tire & Rubber Co. *	95,690	1,276
Thor Industries, Inc.	4,500	143
TRW Automotive Holdings Corp. *	114,850	2,645
WABCO Holdings, Inc.	3,986	103

		28,839

Banks 4.9%
Associated Banc-Corp.	13,160	167
Astoria Financial Corp.	16,655	220
BancorpSouth, Inc.	6,945	159
Bank of Hawaii Corp.	4,220	192
BB&T Corp.	60,975	1,699
BOK Financial Corp.	3,820	181
CapitalSource, Inc.	85,200	408
City National Corp.	5,620	278
Comerica, Inc.	20,200	697
Commerce Bancshares, Inc.	3,889	154
Fifth Third Bancorp	406,390	5,055
First Horizon National Corp. *	14,062	182
FirstMerit Corp.	8,525	175
Fulton Financial Corp.	20,580	190
Hudson City Bancorp, Inc.	15,690	208
Huntington Bancshares, Inc.	309,027	1,480
KeyCorp	107,490	772
M&T Bank Corp. (c)	9,586	707
Marshall & Ilsley Corp.	58,985	408
MGIC Investment Corp. *	23,880	144
New York Community Bancorp, Inc.	27,865	419
People’s United Financial, Inc.	10,952	177
PNC Financial Services Group, Inc.	24,445	1,355
Popular, Inc.	103,680	223
Radian Group, Inc.	24,230	156
Regions Financial Corp.	316,625	2,011
SunTrust Banks, Inc.	100,160	2,437
Susquehanna Bancshares, Inc.	23,000	181
Synovus Financial Corp.	67,210	185
TCF Financial Corp.	13,665	200
The PMI Group, Inc. *	159,335	343
U.S. Bancorp	127,300	3,193
Valley National Bancorp	14,196	195
Washington Federal, Inc.	8,650	161
Webster Financial Corp.	18,625	288
Wells Fargo & Co.	330,825	9,405
Wilmington Trust Corp.	13,430	176
Zions Bancorp	26,135	496

		35,077

Capital Goods 7.8%
3M Co.	26,075	2,099
Acuity Brands, Inc.	1,220	44
Aecom Technology Corp. *	10,700	289
AGCO Corp. *	6,340	196
Aircastle Ltd.	14,800	141
Alliant Techsystems, Inc. *	1,120	88
AMETEK, Inc.	3,710	135
Armstrong World Industries, Inc. *	5,250	191
BE Aerospace, Inc. *	5,600	126
BlueLinx Holdings, Inc. (c)*	4,500	13
Briggs & Stratton Corp.	5,535	91
Carlisle Cos, Inc.	2,475	83
Caterpillar, Inc.	46,545	2,432
China BAK Battery, Inc. (c)*	33,500	76
China Yuchai International Ltd.	56,300	754
Cooper Industries plc, Class A	6,870	295
Crane Co.	4,995	152
Cummins, Inc.	10,984	496
Danaher Corp.	7,250	517
Deere & Co.	22,586	1,128
Donaldson Co., Inc.	7,900	302
Dover Corp.	9,175	393
Eaton Corp.	10,660	653
EMCOR Group, Inc. *	5,240	126
Emerson Electric Co.	30,350	1,261
Fastenal Co.	7,320	304
Flowserve Corp.	3,025	273

 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Fluor Corp.	6,370	289
Foster Wheeler AG *	3,770	105
Gardner Denver, Inc.	2,200	88
GATX Corp.	2,935	77
GenCorp, Inc. *	139,500	781
General Cable Corp. *	3,400	99
General Dynamics Corp.	15,325	1,024
General Electric Co.	1,005,125	16,162
Goodrich Corp.	4,655	288
Granite Construction, Inc.	2,300	71
Harsco Corp.	4,435	132
Honeywell International, Inc.	33,740	1,304
Hubbell, Inc., Class B	2,830	122
Illinois Tool Works, Inc.	18,470	805
Ingersoll-Rand plc	25,442	826
ITT Corp.	4,855	235
Jacobs Engineering Group, Inc. *	4,640	175
Joy Global, Inc.	4,000	183
KBR, Inc.	11,900	223
Kennametal, Inc.	4,440	109
L-3 Communications Holdings, Inc.	3,335	278
Lennox International, Inc.	2,435	93
Lincoln Electric Holdings, Inc.	1,100	54
Lockheed Martin Corp.	13,135	979
Masco Corp.	76,450	1,037
McDermott International, Inc. *	5,810	137
MSC Industrial Direct Co., Inc., Class A	6,925	299
Mueller Industries, Inc.	2,830	70
Mueller Water Products, Inc., Class A	19,700	89
Navistar International Corp. *	5,500	203
Northrop Grumman Corp.	24,295	1,375
Oshkosh Corp.	20,120	726
Owens Corning, Inc. *	19,350	498
PACCAR, Inc.	20,242	729
Pall Corp.	8,840	305
Parker Hannifin Corp.	8,717	487
Pentair, Inc.	4,850	148
Precision Castparts Corp.	3,716	391
Quanta Services, Inc. *	13,000	237
Raytheon Co.	14,110	740
Rockwell Automation, Inc.	9,050	437
Rockwell Collins, Inc.	4,230	225
Roper Industries, Inc.	6,000	300
RSC Holdings, Inc. *	12,400	89
Seaboard Corp.	27	33
Snap-on, Inc.	8,030	328
Spirit AeroSystems Holdings, Inc., Class A *	7,300	157
SPX Corp.	1,835	100
Terex Corp. *	23,125	452
Textron, Inc.	57,720	1,127
The Boeing Co.	38,240	2,317
The Manitowoc Co., Inc.	14,700	160
The Shaw Group, Inc. *	4,140	134
The Stanley Works	3,840	197
The Timken Co.	7,665	172
Thomas & Betts Corp. *	2,200	74
Trinity Industries, Inc.	7,925	124
Tyco International Ltd.	49,365	1,749
United Rentals, Inc. *	40,700	326
United Technologies Corp.	34,215	2,309
URS Corp. *	3,993	179
USG Corp. (c)*	17,425	209
W.W. Grainger, Inc.	3,035	301
WESCO International, Inc. *	5,000	139

		56,269

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	8,450	275
Cintas Corp.	3,450	87
Corrections Corp. of America *	3,690	69
Covanta Holding Corp. *	14,015	245
Deluxe Corp.	5,245	98
Equifax, Inc.	3,630	116
HNI Corp.	5,020	126
Iron Mountain, Inc. *	4,955	113
Kelly Services, Inc., Class A *	5,340	70
Manpower, Inc.	9,045	468
Pitney Bowes, Inc.	8,705	182
R.R. Donnelley & Sons Co.	35,940	712
Republic Services, Inc.	4,324	116
Robert Half International, Inc.	5,910	159
Steelcase, Inc., Class A	16,375	116
The Brink’s Co.	2,820	66
The Dun & Bradstreet Corp.	3,900	308
United Stationers, Inc. *	2,925	160
Volt Information Sciences, Inc. *	23,500	218
Waste Management, Inc.	19,355	620

		4,324

Consumer Durables & Apparel 1.7%
Beazer Homes USA, Inc. *	226,735	884
Brunswick Corp.	31,070	333
Coach, Inc.	7,475	261
D.R. Horton, Inc.	34,890	411
Eastman Kodak Co. *	76,140	461
Fortune Brands, Inc.	12,800	532
Furniture Brands International, Inc. *	32,900	170
Garmin Ltd. (c)	4,770	154
Hanesbrands, Inc. *	11,900	273
Harman International Industries, Inc.	9,220	328
Hasbro, Inc.	10,865	332
Hovnanian Enterprises, Inc., Class A (c)*	94,770	345
Jarden Corp.	8,777	268
Jones Apparel Group, Inc.	46,775	675
KB HOME	12,960	198
Leggett & Platt, Inc.	10,020	183
Lennar Corp., Class A	36,100	554
Liz Claiborne, Inc. *	29,245	142
M.D.C. Holdings, Inc.	8,535	287
Mattel, Inc.	18,135	358
Mohawk Industries, Inc. *	11,535	478
Newell Rubbermaid, Inc.	30,850	419
NIKE, Inc., Class B	9,028	576
NVR, Inc. *	703	481
Polo Ralph Lauren Corp.	2,720	223
Pulte Homes, Inc. *	53,152	559
Quiksilver, Inc. *	88,250	178
Standard Pacific Corp. *	59,055	214

2

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
The Black & Decker Corp.	7,030	455
The Ryland Group, Inc.	12,435	277
Toll Brothers, Inc. *	7,595	140
VF Corp.	4,545	327
Whirlpool Corp.	15,255	1,147

		12,623

Consumer Services 1.3%
Apollo Group, Inc., Class A *	3,125	189
Boyd Gaming Corp. *	14,225	111
Brinker International, Inc.	6,855	112
Burger King Holdings, Inc.	15,940	278
Career Education Corp. *	2,035	44
Carnival Corp. *	35,445	1,181
Darden Restaurants, Inc.	4,745	175
Domino’s Pizza, Inc. *	10,300	116
H&R Block, Inc.	6,365	137
International Game Technology	17,055	313
Jack in the Box, Inc. *	3,240	63
Las Vegas Sands Corp. *	33,470	519
Marriott International, Inc., Class A	15,389	404
McDonald’s Corp.	18,080	1,129
MGM MIRAGE *	115,915	1,282
Penn National Gaming, Inc. *	2,140	58
Regis Corp.	3,375	54
Royal Caribbean Cruises Ltd. (c)*	19,905	519
Service Corp. International	17,000	131
Starbucks Corp. *	27,690	603
Starwood Hotels & Resorts Worldwide, Inc.	17,370	579
Wyndham Worldwide Corp.	39,640	832
Wynn Resorts Ltd.	2,500	155
Yum! Brands, Inc.	10,530	360

		9,344

Diversified Financials 13.9%
Affiliated Managers Group, Inc. *	3,800	230
American Express Co.	99,225	3,737
AmeriCredit Corp. *	19,920	418
Ameriprise Financial, Inc.	10,300	394
Bank of America Corp.	1,848,060	28,053
Bank of New York Mellon Corp.	44,552	1,296
Capital One Financial Corp.	84,210	3,104
Citigroup, Inc.	7,661,735	25,437
CME Group, Inc.	1,520	436
CompuCredit Holdings Corp. (c)	53,600	179
Discover Financial Services	64,022	876
E*TRADE Financial Corp. *	513,775	781
Federated Investors, Inc., Class B	9,530	242
Franklin Resources, Inc.	5,740	568
Interactive Brokers Group, Inc., Class A *	22,000	350
Invesco Ltd.	394,000	7,604
Janus Capital Group, Inc.	23,865	291
JPMorgan Chase & Co.	272,242	10,601
KKR Financial Holdings L.L.C.	77,200	465
Legg Mason, Inc.	19,620	506
Leucadia National Corp. *	12,300	275
MF Global Holdings Ltd. *	50,500	331
Moody’s Corp.	9,770	270
Morgan Stanley	125,235	3,354
MSCI, Inc., Class A *	10,000	296
Northern Trust Corp.	7,660	387
NYSE Euronext	15,120	354
Och-Ziff Capital Management Group, Class A	37,000	501
PHH Corp. *	27,490	479
Raymond James Financial, Inc.	11,135	282
SEI Investments Co.	14,800	262
SLM Corp. *	65,535	690
State Street Corp.	22,536	966
T. Rowe Price Group, Inc.	6,845	340
TD Ameritrade Holding Corp. *	35,670	633
The Charles Schwab Corp. (b)	25,915	474
The Goldman Sachs Group, Inc.	27,911	4,151
The NASDAQ OMX Group, Inc. *	14,730	265
The Student Loan Corp.	3,208	145

		100,023

Energy 9.0%
Alon USA Energy, Inc. (c)	1,400	10
Alpha Natural Resources, Inc. *	7,036	286
Anadarko Petroleum Corp.	21,715	1,385
Apache Corp.	11,320	1,118
Arch Coal, Inc.	13,300	280
Baker Hughes, Inc.	12,675	574
BJ Services Co.	13,570	281
Cameron International Corp. *	5,480	206
Chesapeake Energy Corp.	29,220	724
Chevron Corp.	159,305	11,489
Cimarex Energy Co.	3,845	189
CNX Gas Corp. *	9,600	258
Complete Production Services, Inc. *	16,000	200
ConocoPhillips	110,610	5,309
CONSOL Energy, Inc.	6,735	314
Continental Resources, Inc. *	7,900	300
CVR Energy, Inc. *	4,100	33
Delek US Holdings, Inc.	2,000	14
Denbury Resources, Inc. *	18,500	251
Devon Energy Corp.	21,270	1,423
Diamond Offshore Drilling, Inc.	1,220	112
El Paso Corp.	34,120	346
EOG Resources, Inc.	6,350	574
Exterran Holdings, Inc. *	6,100	124
Exxon Mobil Corp.	303,270	19,540
FMC Technologies, Inc. *	2,040	108
Forest Oil Corp. *	8,050	194
Frontier Oil Corp.	4,830	60
General Maritime Corp.	8,384	65
Halliburton Co.	36,965	1,080
Helix Energy Solutions Group, Inc. *	30,900	328
Helmerich & Payne, Inc.	7,995	334
Hercules Offshore, Inc. *	54,000	211
Hess Corp.	14,550	841
Holly Corp.	2,000	52
Key Energy Services, Inc. *	18,600	180
Linn Energy L.L.C.	12,200	318
Marathon Oil Corp.	55,790	1,663
Mariner Energy, Inc. *	5,900	85
Massey Energy Co.	4,440	171
Murphy Oil Corp.	6,075	310

 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Nabors Industries Ltd. *	24,300	542
National-Oilwell Varco, Inc.	10,723	439
Newfield Exploration Co. *	10,000	489
Noble Corp.	7,120	287
Noble Energy, Inc.	3,735	276
Occidental Petroleum Corp.	15,270	1,196
Oil States International, Inc. *	4,700	173
Overseas Shipholding Group, Inc.	1,320	59
Patterson-UTI Energy, Inc.	8,600	132
Peabody Energy Corp.	5,445	229
Petrohawk Energy Corp. *	12,100	270
Pioneer Drilling Co. *	19,300	153
Pioneer Natural Resources Co.	6,450	284
Plains Exploration & Production Co. *	5,100	170
Pride International, Inc. *	7,165	212
Range Resources Corp.	6,100	281
Rowan Cos., Inc. *	5,400	116
SandRidge Energy, Inc. *	5,500	47
Schlumberger Ltd.	26,370	1,673
SEACOR Holdings, Inc. *	100	7
Seahawk Drilling, Inc. *	477	10
Ship Finance International Ltd. (c)	6,918	100
Smith International, Inc.	12,640	383
Southern Union Co.	14,880	328
Southwestern Energy Co. *	2,840	122
Spectra Energy Corp.	35,460	754
Stone Energy Corp. *	14,500	231
Sunoco, Inc.	10,690	268
Superior Energy Services, Inc. *	3,300	76
Teekay Corp.	5,840	146
Tesoro Corp.	14,360	180
The Williams Cos., Inc.	36,175	754
Tidewater, Inc.	2,120	99
Unit Corp. *	2,010	92
USEC, Inc. *	8,500	34
Valero Energy Corp.	74,725	1,376
Weatherford International Ltd. *	20,390	320
Western Refining, Inc. *	3,050	14
Whiting Petroleum Corp. *	4,900	326
World Fuel Services Corp.	4,800	115
XTO Energy, Inc.	10,725	478

		64,581

Food & Staples Retailing 2.6%
BJ’s Wholesale Club, Inc. *	3,770	127
Casey’s General Stores, Inc.	8,900	273
Costco Wholesale Corp.	22,415	1,287
CVS Caremark Corp.	46,335	1,500
Nash Finch Co.	1,830	63
Ruddick Corp.	2,335	66
Safeway, Inc.	35,140	789
SUPERVALU, Inc.	30,620	451
Sysco Corp.	28,840	807
The Great Atlantic & Pacific Tea Co., Inc. (c)*	27,900	209
The Kroger Co.	46,920	1,006
The Pantry, Inc. *	3,920	53
Wal-Mart Stores, Inc.	189,025	10,100
Walgreen Co.	41,870	1,509
Whole Foods Market, Inc. *	9,550	260
Winn-Dixie Stores, Inc. *	9,800	99

		18,599

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	203,980	4,051
Archer-Daniels-Midland Co.	34,505	1,034
Brown-Forman Corp., Class B	6,300	323
Bunge Ltd.	10,875	639
Campbell Soup Co.	6,630	219
Chiquita Brands International, Inc. *	9,900	145
Coca-Cola Enterprises, Inc.	30,795	622
ConAgra Foods, Inc.	29,205	664
Constellation Brands, Inc., Class A *	10,105	162
Corn Products International, Inc.	2,800	80
Cosan Ltd., Class A *	11,900	93
Dean Foods Co. *	42,890	756
Del Monte Foods Co.	10,030	114
Dr. Pepper Snapple Group, Inc.	19,400	537
Fresh Del Monte Produce, Inc. *	3,340	68
General Mills, Inc.	9,505	678
H.J. Heinz Co.	10,575	461
Hormel Foods Corp.	8,360	324
Kellogg Co.	5,980	325
Kraft Foods, Inc., Class A	70,792	1,958
Lorillard, Inc.	7,618	577
McCormick & Co., Inc.	2,440	89
Molson Coors Brewing Co., Class B	6,980	293
PepsiAmericas, Inc.	4,080	119
PepsiCo, Inc.	33,330	1,987
Philip Morris International, Inc.	38,820	1,767
Ralcorp Holdings, Inc. *	1,000	62
Reynolds American, Inc.	10,975	584
Sara Lee Corp.	57,150	694
Smithfield Foods, Inc. *	39,506	595
The Coca-Cola Co.	45,865	2,488
The Hershey Co.	3,950	144
The J.M. Smucker Co.	5,525	332
The Pepsi Bottling Group, Inc.	11,135	414
Tyson Foods, Inc., Class A	50,780	702
Universal Corp.	3,220	146

		24,246

Health Care Equipment & Services 3.5%
Aetna, Inc.	19,860	595
Alcon, Inc.	6,195	965
AMERIGROUP Corp. *	2,200	56
AmerisourceBergen Corp.	42,840	1,168
Baxter International, Inc.	9,360	539
Beckman Coulter, Inc.	3,820	250
Becton Dickinson & Co.	4,755	358
Boston Scientific Corp. *	79,665	687
Brookdale Senior Living, Inc. *	15,600	285
C.R. Bard, Inc.	3,700	307
Cardinal Health, Inc.	34,920	1,155
CareFusion Corp. *	21,410	551
Cerner Corp. *	1,505	114
CIGNA Corp.	24,809	838
Community Health Systems, Inc. *	6,550	214
Coventry Health Care, Inc. *	19,850	454
Covidien plc	13,470	681

4

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
DaVita, Inc. *	5,280	315
DENTSPLY International, Inc.	9,135	306
Express Scripts, Inc. *	6,520	547
Health Management Associates, Inc., Class A *	106,495	707
Health Net, Inc. *	18,470	448
Henry Schein, Inc. *	2,130	115
Hill-Rom Holdings, Inc.	6,000	140
Hologic, Inc. *	8,200	124
Hospira, Inc. *	3,850	195
Humana, Inc. *	16,440	799
IMS Health, Inc.	3,640	79
Inverness Medical Innovations, Inc. *	2,200	89
Kindred Healthcare, Inc. *	4,600	78
Kinetic Concepts, Inc. *	2,300	95
Laboratory Corp. of America Holdings *	2,330	166
LifePoint Hospitals, Inc. *	3,830	115
Lincare Holdings, Inc. *	2,935	108
Magellan Health Services, Inc. *	2,000	79
McKesson Corp.	25,500	1,500
Medco Health Solutions, Inc. *	18,610	1,144
Medtronic, Inc.	23,165	993
Omnicare, Inc.	4,110	103
Owens & Minor, Inc.	1,335	53
Patterson Cos., Inc. *	5,475	156
Quest Diagnostics, Inc.	3,355	187
St. Jude Medical, Inc. *	4,360	164
Stryker Corp.	4,845	252
Sunrise Senior Living, Inc. *	101,000	300
Teleflex, Inc.	220	13
Tenet Healthcare Corp. *	163,175	904
UnitedHealth Group, Inc.	68,275	2,253
Universal American Financial Corp. *	6,000	80
Universal Health Services, Inc., Class B	10,450	305
Varian Medical Systems, Inc. *	7,020	353
WellPoint, Inc. *	40,470	2,579
Zimmer Holdings, Inc. *	6,040	340

		25,401

Household & Personal Products 1.6%
Alberto-Culver Co.	1,870	53
Avon Products, Inc.	14,225	429
Bare Escentuals, Inc. *	19,400	353
Church & Dwight Co., Inc.	3,700	223
Colgate-Palmolive Co.	7,930	635
Energizer Holdings, Inc. *	2,720	151
Kimberly-Clark Corp.	13,520	803
NBTY, Inc. *	3,500	156
The Clorox Co.	2,710	160
The Estee Lauder Cos., Inc., Class A	6,460	339
The Procter & Gamble Co.	130,695	8,044

		11,346

Insurance 7.0%
Aflac, Inc.	28,940	1,402
Alleghany Corp. *	204	53
Allied World Assurance Co. Holdings Ltd.	1,540	69
American Financial Group, Inc.	5,340	133
American International Group, Inc. (c)*	116,880	2,832
American National Insurance Co.	1,100	117
Aon Corp.	8,460	329
Arch Capital Group Ltd. *	2,225	159
Arthur J. Gallagher & Co.	10,740	242
Aspen Insurance Holdings Ltd.	3,225	86
Assurant, Inc.	10,455	329
Axis Capital Holdings Ltd.	7,650	220
Baldwin & Lyons, Inc., Class B	4,000	95
Berkshire Hathaway, Inc., Class A *	34	3,896
Berkshire Hathaway, Inc., Class B *	24,500	1,873
Cincinnati Financial Corp.	12,780	337
CNA Financial Corp. *	5,500	129
Conseco, Inc. *	237,600	1,131
Endurance Specialty Holdings Ltd.	2,330	84
Erie Indemnity Co., Class A	825	32
Everest Re Group Ltd.	2,925	251
Fidelity National Financial, Inc., Class A	24,825	320
First American Corp.	9,260	274
Genworth Financial, Inc., Class A *	511,800	7,083
Hanover Insurance Group, Inc.	2,030	86
HCC Insurance Holdings, Inc.	10,235	277
Lincoln National Corp.	62,880	1,546
Loews Corp.	33,782	1,208
Markel Corp. *	613	199
Marsh & McLennan Cos., Inc.	27,650	596
MBIA, Inc. *	41,210	203
Mercury General Corp.	2,430	93
MetLife, Inc.	81,005	2,861
Montpelier Re Holdings Ltd.	8,180	138
Old Republic International Corp.	19,960	211
OneBeacon Insurance Group Ltd., Class A	6,900	90
PartnerRe Ltd.	3,930	293
Platinum Underwriters Holdings Ltd.	2,100	76
Principal Financial Group, Inc.	55,785	1,286
Protective Life Corp.	38,465	648
Prudential Financial, Inc.	75,440	3,771
Reinsurance Group of America, Inc.	7,000	341
RenaissanceRe Holdings Ltd.	2,125	115
StanCorp Financial Group, Inc.	4,225	182
The Allstate Corp.	62,855	1,881
The Chubb Corp.	10,675	534
The Hartford Financial Services Group, Inc.	219,810	5,273
The Phoenix Cos., Inc. (c)*	179,880	423
The Progressive Corp. *	37,245	618
The Travelers Cos., Inc.	36,695	1,859
Torchmark Corp.	7,940	357
Transatlantic Holdings, Inc.	2,525	125
Unitrin, Inc.	10,050	218
Unum Group	32,525	637
Validus Holdings Ltd.	10,783	286
W. R. Berkley Corp.	8,260	201
Wesco Financial Corp.	57	20
White Mountains Insurance Group Ltd.	529	170
Willis Group Holdings plc	3,945	104

 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
XL Capital Ltd., Class A	124,585	2,089

		50,491

Materials 4.9%
Air Products & Chemicals, Inc.	8,075	613
Airgas, Inc.	5,900	249
AK Steel Holding Corp.	24,345	495
Albemarle Corp.	3,700	132
Alcoa, Inc.	173,105	2,204
Allegheny Technologies, Inc.	5,211	213
Ashland, Inc.	38,835	1,569
Ball Corp.	2,240	114
Bemis Co., Inc.	4,355	122
Boise, Inc. *	265,200	1,368
Cabot Corp.	4,030	104
Celanese Corp., Series A	14,700	428
CF Industries Holdings, Inc.	2,400	223
Cliffs Natural Resources, Inc.	6,300	252
Commercial Metals Co.	10,345	142
Crown Holdings, Inc. *	5,620	134
Cytec Industries, Inc.	1,720	64
Domtar Corp. *	23,591	1,146
E.I. Du Pont De Nemours & Co.	58,645	1,912
Eastman Chemical Co.	7,860	444
Ecolab, Inc.	4,560	200
FMC Corp.	5,340	272
Freeport-McMoRan Copper & Gold, Inc. *	20,285	1,353
Graphic Packaging Holding Co. *	27,395	93
Greif, Inc., Class A	1,212	59
Huntsman Corp.	61,315	747
International Flavors & Fragrances, Inc.	8,035	320
International Paper Co.	111,195	2,547
Louisiana-Pacific Corp. *	73,685	524
Martin Marietta Materials, Inc.	1,110	88
MeadWestvaco Corp.	23,640	569
Monsanto Co.	6,195	470
Nalco Holding Co.	8,370	197
Newmont Mining Corp.	8,310	356
Nucor Corp.	16,980	693
Olin Corp.	4,855	80
Owens-Illinois, Inc. *	10,245	279
Packaging Corp. of America	5,445	120
Pactiv Corp. *	6,060	137
PolyOne Corp. *	25,500	190
PPG Industries, Inc.	9,300	546
Praxair, Inc.	6,785	511
Reliance Steel & Aluminum Co.	4,120	168
Rockwood Holdings, Inc. *	12,300	270
RPM International, Inc.	7,465	140
Sealed Air Corp.	8,875	176
Sigma-Aldrich Corp.	2,530	121
Silgan Holdings, Inc.	620	32
Sonoco Products Co.	6,255	174
Southern Copper Corp.	10,365	276
Steel Dynamics, Inc.	13,650	207
Temple-Inland, Inc.	38,245	664
Terra Industries, Inc.	7,800	246
The Dow Chemical Co.	270,800	7,336
The Lubrizol Corp.	4,535	334
The Mosaic Co.	3,110	166
The Scotts Miracle-Gro Co., Class A	7,320	291
The Valspar Corp.	4,050	107
United States Steel Corp.	25,095	1,115
Vulcan Materials Co.	4,223	187
Westlake Chemical Corp.	2,600	53
Weyerhaeuser Co.	26,280	1,049
Worthington Industries, Inc.	7,065	102

		35,493

Media 3.9%
Belo Corp., Class A	93,380	620
Cablevision Systems Corp., Class A	4,865	125
CBS Corp., Class B	212,390	2,746
Central European Media Enterprises, Ltd., Class A (c)*	6,300	180
Cinemark Holdings, Inc.	5,400	77
Clear Channel Outdoor Holdings, Inc., Class A *	39,270	399
Comcast Corp., Class A	107,740	1,706
Comcast Corp., Special Class A	41,320	626
DIRECTV, Class A *	22,540	684
Discovery Communications, Inc., Class C *	4,407	116
Discovery Communications, Inc., Series A *	10,167	302
DISH Network Corp., Class A	24,770	452
Emmis Communications Corp., Class A *	50,000	59
Gannett Co., Inc.	142,930	2,308
Interactive Data Corp.	2,000	57
Lamar Advertising Co., Class A *	21,220	607
Liberty Global, Inc., Class C *	12,270	307
Liberty Global, Inc., Series A *	15,210	386
Liberty Media Corp. - Capital, Series A *	55,517	1,437
Live Nation, Inc. *	48,014	551
Meredith Corp.	3,300	102
News Corp., Class A	147,120	1,855
News Corp., Class B (c)	36,390	534
Omnicom Group, Inc.	13,804	487
RCN Corp. *	22,000	216
Regal Entertainment Group, Class A	17,685	261
Scholastic Corp.	4,500	135
Scripps Networks Interactive, Class A	3,245	139
The E.W. Scripps Co., Class A *	82,015	558
The Interpublic Group of Cos., Inc. *	32,005	207
The McClatchy Co., Class A	113,180	605
The McGraw-Hill Cos., Inc.	13,480	478
The New York Times Co., Class A *	16,600	214
The Walt Disney Co.	86,850	2,566
The Washington Post Co., Class B	1,400	608
Time Warner Cable, Inc.	22,009	959
Time Warner, Inc.	104,288	2,863
Viacom Inc., Class B *	33,500	976
Virgin Media, Inc.	51,910	737
Warner Music Group Corp. *	22,210	107

		28,352

6

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Abbott Laboratories	24,945	1,321
Allergan, Inc.	3,130	180
Amgen, Inc. *	21,555	1,261
Biogen Idec, Inc. *	3,450	186
Bristol-Myers Squibb Co.	62,650	1,526
Cephalon, Inc. *	1,835	117
Charles River Laboratories International, Inc. *	3,420	124
Covance, Inc. *	1,220	71
Eli Lilly & Co.	35,755	1,259
Endo Pharmaceuticals Holdings, Inc. *	2,300	46
Forest Laboratories, Inc. *	6,455	191
Genzyme Corp. *	2,750	149
Gilead Sciences, Inc. *	3,860	186
Johnson & Johnson	57,495	3,614
King Pharmaceuticals, Inc. *	16,900	203
Life Technologies Corp. *	6,519	324
Merck & Co., Inc.	99,457	3,797
Mettler-Toledo International, Inc. *	1,500	146
Millipore Corp. *	2,900	200
Mylan, Inc. *	6,875	126
Pfizer, Inc.	370,899	6,921
Thermo Fisher Scientific, Inc. *	9,445	436
Warner Chilcott plc, Class A *	5,700	156
Waters Corp. *	2,000	114
Watson Pharmaceuticals, Inc. *	2,665	102

		22,756

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	5,064	303
AMB Property Corp.	9,740	234
Annaly Capital Management, Inc.	9,085	158
Apartment Investment & Management Co., Class A	27,454	422
AvalonBay Communities, Inc.	2,399	184
Boston Properties, Inc.	9,290	603
Brandywine Realty Trust	18,125	204
BRE Properties, Inc.	8,520	273
Camden Property Trust	3,720	144
CB Richard Ellis Group, Inc., Class A *	50,130	617
CBL & Associates Properties, Inc.	51,736	517
Colonial Properties Trust	33,525	369
Cousins Properties, Inc.	5,624	43
DCT Industrial Trust, Inc.	13,300	66
Developers Diversified Realty Corp.	75,652	624
Douglas Emmett, Inc.	22,500	311
Duke Realty Corp.	15,975	181
Equity One, Inc.	8,880	149
Equity Residential	16,545	530
Federal Realty Investment Trust	1,870	120
First Industrial Realty Trust, Inc. *	19,930	102
HCP, Inc.	10,365	294
Health Care REIT, Inc.	7,330	315
Healthcare Realty Trust, Inc.	3,435	72
Highwoods Properties, Inc.	3,535	107
Hospitality Properties Trust	13,855	306
Host Hotels & Resorts, Inc. *	76,978	816
HRPT Properties Trust	26,850	179
iStar Financial, Inc. (c)*	93,670	255
Jones Lang LaSalle, Inc.	2,500	143
Kimco Realty Corp.	30,860	389
Liberty Property Trust	4,850	147
Mack-Cali Realty Corp.	5,950	194
Nationwide Health Properties, Inc.	3,435	113
Plum Creek Timber Co., Inc.	4,595	166
Potlatch Corp.	3,220	99
ProLogis	88,160	1,111
Public Storage	2,630	208
Rayonier, Inc.	3,335	140
Realty Income Corp. (c)	10,740	300
Redwood Trust, Inc.	4,125	59
Regency Centers Corp.	3,020	101
Senior Housing Properties Trust	14,140	295
Simon Property Group, Inc.	12,576	905
SL Green Realty Corp.	13,107	596
The Macerich Co.	10,261	317
UDR, Inc.	7,187	112
Ventas, Inc.	4,725	199
Vornado Realty Trust	10,528	681
Weingarten Realty Investors	7,535	141

		14,914

Retailing 3.9%
Abercrombie & Fitch Co., Class A	3,810	120
Advance Auto Parts, Inc.	6,245	246
Amazon.com, Inc. *	3,450	433
American Eagle Outfitters, Inc.	6,935	110
AnnTaylor Stores Corp. *	3,430	43
Asbury Automotive Group, Inc. *	21,445	237
AutoNation, Inc. *	19,915	359
AutoZone, Inc. *	723	112
Barnes & Noble, Inc. (c)	5,240	92
Bed Bath & Beyond, Inc. *	7,265	281
Best Buy Co., Inc.	20,150	739
Big Lots, Inc. *	4,465	127
Blockbuster, Inc., Class A (c)*	109,375	49
Borders Group, Inc. (c)*	96,160	83
Cabela’s, Inc. *	3,800	61
CarMax, Inc. *	11,440	236
Charming Shoppes, Inc. *	98,990	575
Chico’s FAS, Inc. *	8,400	107
Collective Brands, Inc. *	6,340	125
Core-Mark Holding Co., Inc. *	5,100	152
Dick’s Sporting Goods, Inc. *	12,500	280
Dillard’s, Inc., Class A	41,575	689
Dollar Tree, Inc. *	6,345	314
Expedia, Inc. *	24,130	517
Family Dollar Stores, Inc.	11,475	354
Foot Locker, Inc.	12,295	139
GameStop Corp., Class A *	11,090	219
Genuine Parts Co.	6,900	260
Group 1 Automotive, Inc. *	7,335	213
HSN, Inc. *	28,700	549
J.C. Penney Co., Inc.	30,400	755
Kohl’s Corp. *	12,995	655
Liberty Media Corp. - Interactive, Class A *	128,920	1,338
Limited Brands, Inc.	38,720	736

 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Lowe’s Cos., Inc.	68,855	1,491
Macy’s, Inc.	75,720	1,206
Nordstrom, Inc.	13,455	465
O’Reilly Automotive, Inc. *	7,830	296
Office Depot, Inc. *	313,450	1,780
OfficeMax, Inc. *	46,155	599
Penske Automotive Group, Inc. *	14,395	202
PetSmart, Inc.	5,140	132
RadioShack Corp.	8,880	173
Rent-A-Center, Inc. *	16,070	321
Ross Stores, Inc.	2,545	117
Saks, Inc. *	83,135	535
Sears Holdings Corp. (c)*	11,321	1,056
Sonic Automotive, Inc., Class A *	116,460	1,112
Staples, Inc.	25,150	590
Target Corp.	44,395	2,276
The Gap, Inc.	28,475	543
The Home Depot, Inc.	94,596	2,650
The Sherwin-Williams Co.	2,845	180
The TJX Cos., Inc.	14,530	552
Tiffany & Co.	3,535	144
Tractor Supply Co. *	6,300	318
TravelCenters of America L.L.C. *	24,600	114
Williams-Sonoma, Inc.	8,045	153
Zale Corp. (c)*	45,345	99

		28,409

Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc. *	74,330	554
Altera Corp.	5,750	123
Amkor Technology, Inc. *	30,580	174
Analog Devices, Inc.	5,965	161
Applied Materials, Inc.	44,425	541
Atmel Corp. *	12,090	56
Broadcom Corp., Class A *	6,745	180
Fairchild Semiconductor International, Inc. *	13,760	124
Intel Corp.	202,610	3,931
International Rectifier Corp. *	3,825	69
KLA-Tencor Corp.	6,280	177
Lam Research Corp. *	4,000	132
Linear Technology Corp.	9,955	260
LSI Corp. *	23,040	115
Marvell Technology Group Ltd. *	16,130	281
MEMC Electronic Materials, Inc. *	17,600	221
Microchip Technology, Inc.	4,480	116
Micron Technology, Inc. *	108,675	948
National Semiconductor Corp.	8,250	109
Novellus Systems, Inc. *	4,000	84
NVIDIA Corp. *	13,537	208
Teradyne, Inc. *	10,150	95
Texas Instruments, Inc.	42,070	947
Xilinx, Inc.	12,660	298

		9,904

Software & Services 3.2%
Accenture plc, Class A	15,895	652
ACI Worldwide, Inc. *	5,500	88
Activision Blizzard, Inc. *	9,100	93
Adobe Systems, Inc. *	9,240	298
Affiliated Computer Services, Inc., Class A *	3,055	188
Alliance Data Systems Corp. *	1,580	94
AOL, Inc. *	9,480	227
Autodesk, Inc. *	11,000	262
Automatic Data Processing, Inc.	12,280	501
BMC Software, Inc. *	7,540	291
Broadridge Financial Solutions, Inc.	4,587	100
CA, Inc.	7,505	165
CACI International, Inc., Class A *	1,700	82
Cadence Design Systems, Inc. *	16,375	95
Citrix Systems, Inc. *	7,970	331
Cognizant Technology Solutions Corp., Class A *	8,000	349
Computer Sciences Corp. *	13,945	715
Convergys Corp. *	10,165	109
DST Systems, Inc. *	2,000	91
eBay, Inc. *	45,475	1,047
Electronic Arts, Inc. *	8,150	133
Fidelity National Information Services, Inc.	10,423	246
Fiserv, Inc. *	4,050	182
Google, Inc., Class A *	2,343	1,240
Hewitt Associates, Inc., Class A *	3,150	124
IAC/InterActiveCorp *	23,662	475
InfoSpace, Inc. *	9,900	92
Intuit, Inc. *	4,455	132
Lender Processing Services, Inc.	1,860	72
MasterCard, Inc., Class A	868	217
McAfee, Inc. *	6,935	261
Microsoft Corp.	331,515	9,342
Oracle Corp.	76,160	1,756
Paychex, Inc.	5,360	155
SAIC, Inc. *	21,800	400
Symantec Corp. *	27,445	465
Synopsys, Inc. *	2,100	45
Total System Services, Inc.	6,070	87
VeriSign, Inc. *	12,160	279
Visa, Inc., Class A	10,000	820
VMware, Inc., Class A *	3,000	136
Western Union Co.	7,710	143
Wright Express Corp. *	5,400	159
Yahoo! Inc. *	33,005	495

		23,234

Technology Hardware & Equipment 4.4%
Agilent Technologies, Inc. *	9,905	278
Amphenol Corp., Class A	7,800	311
Anixter International, Inc. *	2,620	109
Apple, Inc. *	11,165	2,145
Arrow Electronics, Inc. *	17,095	449
Avnet, Inc. *	18,780	496
AVX Corp.	5,380	64
Benchmark Electronics, Inc. *	5,140	94
Brocade Communications Systems, Inc. *	15,400	106
Cisco Systems, Inc. *	129,665	2,914
CommScope, Inc. *	8,900	242
Corning, Inc.	40,160	726
Dell, Inc. *	134,910	1,740
Diebold, Inc.	9,030	240

8

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
EMC Corp. *	61,110	1,019
Harris Corp.	8,225	353
Hewlett-Packard Co.	83,775	3,943
Ingram Micro, Inc., Class A *	33,655	569
Insight Enterprises, Inc. *	21,200	244
International Business Machines Corp.	30,095	3,683
Jabil Circuit, Inc.	47,895	693
JDS Uniphase Corp. *	14,700	115
Juniper Networks, Inc. *	11,770	292
Lexmark International, Inc., Class A *	5,745	148
Molex, Inc.	13,030	263
Molex, Inc., Class A	2,930	52
Motorola, Inc. *	274,120	1,686
NCR Corp. *	13,845	166
NetApp, Inc. *	5,230	152
QUALCOMM, Inc.	22,985	901
SanDisk Corp. *	20,165	513
Sanmina-SCI Corp. *	107,182	1,415
Seagate Technology	74,035	1,239
SYNNEX Corp. *	2,520	67
Tech Data Corp. *	19,740	804
Tellabs, Inc. *	22,760	146
Teradata Corp. *	10,300	288
Tyco Electronics Ltd.	52,615	1,309
Vishay Intertechnology, Inc. *	53,740	405
Western Digital Corp. *	13,000	494
Xerox Corp.	79,150	690

		31,563

Telecommunication Services 3.5%
American Tower Corp., Class A *	3,265	139
AT&T, Inc.	461,885	11,713
CenturyTel, Inc.	17,950	610
Crown Castle International Corp. *	5,980	221
Frontier Communications Corp.	35,460	270
Leap Wireless International, Inc. *	7,000	92
Level 3 Communications, Inc. *	149,200	207
MetroPCS Communications, Inc. *	15,200	85
Millicom International Cellular S.A.	2,000	143
NII Holdings, Inc. *	9,170	300
Qwest Communications International, Inc.	124,480	524
Sprint Nextel Corp. *	444,500	1,458
Telephone & Data Systems, Inc.	5,600	177
United States Cellular Corp. *	3,335	122
Verizon Communications, Inc.	307,230	9,039
Windstream Corp.	21,600	223

		25,323

Transportation 3.4%
Alaska Air Group, Inc. *	2,225	70
Alexander & Baldwin, Inc.	2,820	90
AMERCO *	1,820	69
AMR Corp. *	119,020	824
Avis Budget Group, Inc. *	811,690	8,783
Burlington Northern Santa Fe Corp.	11,520	1,149
C.H. Robinson Worldwide, Inc.	3,180	180
Con-way, Inc.	4,830	138
Continental Airlines, Inc., Class B *	27,470	505
CSX Corp.	17,870	766
Delta Air Lines, Inc. *	104,200	1,274
Expeditors International of Washington, Inc.	3,325	113
FedEx Corp.	19,662	1,541
Hertz Global Holdings, Inc. *	167,200	1,732
J.B. Hunt Transport Services, Inc.	9,345	287
JetBlue Airways Corp. *	47,990	237
Kansas City Southern *	5,390	160
Norfolk Southern Corp.	16,350	769
Ryder System, Inc.	7,610	277
SkyWest, Inc.	3,700	54
Southwest Airlines Co.	42,775	485
UAL Corp. *	85,200	1,042
Union Pacific Corp.	19,756	1,195
United Parcel Service, Inc., Class B	36,680	2,119
US Airways Group, Inc. *	28,350	151
Werner Enterprises, Inc.	3,940	78
YRC Worldwide, Inc. (c)*	58,555	54

		24,142

Utilities 3.2%
AGL Resources, Inc.	8,540	301
Allegheny Energy, Inc.	4,055	85
Alliant Energy Corp.	5,075	158
Ameren Corp.	21,090	539
American Electric Power Co., Inc.	20,345	705
American Water Works Co., Inc.	5,300	116
Aqua America, Inc.	16,400	272
Atmos Energy Corp.	5,160	143
Black Hills Corp.	2,825	73
Calpine Corp. *	27,250	298
CenterPoint Energy, Inc.	29,570	413
CMS Energy Corp.	11,310	172
Consolidated Edison, Inc.	12,725	557
Constellation Energy Group, Inc.	24,880	803
Dominion Resources, Inc.	21,310	798
DPL, Inc.	4,020	108
DTE Energy Co.	14,165	595
Duke Energy Corp.	87,745	1,450
Dynegy, Inc., Class A *	96,200	156
Edison International	19,890	663
Energen Corp.	7,010	308
Entergy Corp.	8,217	627
EQT Corp.	7,180	316
Exelon Corp.	18,655	851
FirstEnergy Corp.	15,890	693
FPL Group, Inc.	14,980	730
Great Plains Energy, Inc.	8,270	148
Hawaiian Electric Industries, Inc.	5,170	102
IDACORP, Inc.	1,840	58
Integrys Energy Group, Inc.	4,935	207
MDU Resources Group, Inc.	8,680	191
Mirant Corp. *	12,345	174
National Fuel Gas Co.	2,845	133
New Jersey Resources Corp.	1,380	50
Nicor, Inc.	2,240	91
NiSource, Inc.	37,835	539
Northeast Utilities	9,815	249
NRG Energy, Inc. *	15,360	370
NSTAR	4,280	147

 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
NV Energy, Inc.	13,500	156
OGE Energy Corp.	4,965	180
ONEOK, Inc.	9,710	410
Pepco Holdings, Inc.	18,865	310
PG&E Corp.	16,415	693
Piedmont Natural Gas Co., Inc.	4,250	109
Pinnacle West Capital Corp.	6,785	243
PNM Resources, Inc.	10,195	119
Portland General Electric Co.	5,045	98
PPL Corp.	14,555	429
Progress Energy, Inc.	16,565	646
Public Service Enterprise Group, Inc.	21,180	648
Questar Corp.	3,650	151
RRI Energy, Inc. *	82,040	406
SCANA Corp.	5,085	181
Sempra Energy	10,715	544
Southern Co.	23,535	753
Southwest Gas Corp.	2,425	67
TECO Energy, Inc.	11,825	184
The AES Corp. *	81,440	1,029
UGI Corp.	4,220	103
Unisource Energy Corp.	1,500	46
Vectren Corp.	11,965	279
Westar Energy, Inc.	14,870	317
WGL Holdings, Inc.	1,945	62
Wisconsin Energy Corp.	3,320	162
Xcel Energy, Inc.	19,290	401

		23,115

Total Common Stock (Cost $719,095)		708,368

Other Investment Company 1.7% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	12,250,849	12,251

Total Other Investment Company (Cost $12,251)		12,251

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	1,301	1,301

Total Short-Term Investment (Cost $1,301)		1,301

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 1.1% of net assets

State Street Navigator Security Lending Prime Portfolio	7,539,539	7,540

Total Collateral Invested for Securities on Loan (Cost $7,540)		7,540

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10 tax basis cost of the fund’s investments was $752,309 and the unrealized appreciation and depreciation were $50,322 and ($80,711), respectively, with a net unrealized depreciation of ($30,389).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	205	10,972	(294)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds

10

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$708,368	$—	$—	$708,368
Other Investment Company	12,251	—	—	12,251
Short-Term Investment(a)	—	1,301	—	1,301

Total	$720,619	$1,301	$—	$721,920

Other Financial Instruments
Collateral Invested for Securities on Loan	7,540	—	—	7,540

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	$(294)	$—	$—	$(294)

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 11

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

The Fund entered into futures contracts during the period ended January 31 ,2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46846JAN10

12

Schwab Capital Trust
Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.5%	Common Stock	272,402	327,494
	1.6%	Other Investment Company	5,350	5,350
	—%	Rights	—	4
	0.2%	Short-Term Investment	535	535

	100.3%	Total Investments	278,287	333,383
	4.2%	Collateral Invested for Securities on Loan	13,935	13,935
(4	.5)%	Other Assets and Liabilities, Net		(15,000)

	100.0%	Net Assets		332,318

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.5% of net assets

Automobiles & Components 1.4%
Drew Industries, Inc. *	11,195	208
Gentex Corp.	28,710	550
Modine Manufacturing Co. *	238,955	2,273
Spartan Motors, Inc.	25,200	151
Standard Motor Products, Inc. *	49,900	391
Stoneridge, Inc. *	53,900	376
Superior Industries International, Inc.	16,360	241
Winnebago Industries, Inc. *	30,465	364

		4,554

Banks 6.1%
1st Source Corp.	6,440	98
AMCORE Financial, Inc. (b)*	66,081	57
Anchor BanCorp Wisconsin, Inc. (b)*	43,045	54
Arrow Financial Corp.	845	22
BancFirst Corp.	1,775	72
Banco Latinoamericano de Exportaciones, S.A., Class E	23,100	327
BancTrust Financial Group, Inc. (b)	500	2
Bank Mutual Corp.	6,760	45
Bank of Granite Corp. *	13,000	22
BankAtlantic Bancorp, Inc., Class A (b)*	374,900	551
BankFinancial Corp.	4,200	40
Banner Corp. (b)	22,560	67
Beneficial Mutual Bancorp, Inc. *	7,950	72
Berkshire Hills Bancorp, Inc.	3,250	54
Boston Private Financial Holdings, Inc.	21,540	154
Brookline Bancorp, Inc.	20,310	203
Capital City Bank Group, Inc. (b)	4,895	59
Capitol Bancorp Ltd. (b)	15,880	37
Capitol Federal Financial	2,000	65
Cathay General Bancorp	28,200	270
Central Pacific Financial Corp. (b)*	26,345	43
Chemical Financial Corp.	7,130	151
Citizens Republic Bancorp, Inc. *	923,500	702
City Bank (b)*	45,380	87
City Holding Co.	4,390	138
CoBiz Financial, Inc.	3,000	16
Columbia Banking System, Inc.	12,935	246
Community Bank System, Inc.	8,870	185
Community Trust Bancorp, Inc.	1,895	48
Cullen/Frost Bankers, Inc.	6,080	312
CVB Financial Corp. (b)	26,280	252
Dime Community Bancshares	10,850	131
East West Bancorp, Inc.	49,625	815
F.N.B. Corp.	46,903	333
Farmers Capital Bank Corp.	3,270	29
Federal Agricultural Mortgage Corp., Class C (b)	21,600	163
Financial Institutions, Inc.	8,705	110
First BanCorp Puerto Rico (b)	55,990	128
First Busey Corp.	10,815	38
First Citizens BancShares, Inc., Class A	2,218	372
First Commonwealth Financial Corp. (b)	23,890	140
First Community Bancshares, Inc.	8,175	95
First Financial Bancorp	13,790	226
First Financial Bankshares, Inc.	2,000	106
First Financial Corp.	2,400	66
First Financial Holdings, Inc.	10,145	120
First Merchants Corp.	7,265	49
First Midwest Bancorp, Inc.	35,095	462
First Niagara Financial Group, Inc.	17,035	234
First Place Financial Corp.	25,700	80
First State Bancorp (b)*	34,100	22
Flagstar Bancorp, Inc. (b)*	958,504	604
Flushing Financial Corp.	9,455	116
Frontier Financial Corp. (b)*	5,165	22
Glacier Bancorp, Inc.	7,680	110
Greene Bancshares, Inc. (b)	4,016	23
Guaranty Bancorp *	22,530	33
Hancock Holding Co.	6,850	280
Hanmi Financial Corp. (b)*	41,970	84
Harleysville National Corp.	16,825	108
Heartland Financial USA, Inc. (b)	5,450	76
IBERIABANK Corp.	3,550	190
Independent Bank Corp.	5,595	130
Independent Bank Corp., Michigan (b)	40,960	30
Integra Bank Corp.	66,545	47
International Bancshares Corp.	20,112	419
Intervest Bancshares Corp., Class A (b)*	4,000	16
Investors Bancorp, Inc. *	10,065	119

 1

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Kearny Financial Corp.	6,000	58
Lakeland Bancorp, Inc.	7,837	54
Macatawa Bank Corp. (b)*	15,700	29
MainSource Financial Group, Inc.	7,000	39
MB Financial, Inc.	18,245	370
Midwest Banc Holdings, Inc. *	8,220	3
Nara Bancorp, Inc. *	12,313	113
NASB Financial, Inc. (b)	1,303	28
National Penn Bancshares, Inc.	15,323	92
NBT Bancorp, Inc.	5,455	114
NewAlliance Bancshares, Inc.	21,275	248
Northwest Bancshares, Inc.	15,992	187
OceanFirst Financial Corp.	3,700	38
Ocwen Financial Corp. *	15,745	144
Old National Bancorp	10,125	122
Old Second Bancorp, Inc. (b)	3,375	20
Oriental Financial Group, Inc.	42,535	484
Oritani Financial Corp.	7,100	93
Pacific Capital Bancorp (b)	25,970	31
PacWest Bancorp	8,680	180
Park National Corp. (b)	4,510	247
Peoples Bancorp, Inc.	3,475	45
Pinnacle Financial Partners, Inc. *	6,500	98
PrivateBancorp, Inc.	7,615	104
Prosperity Bancshares, Inc.	5,300	214
Provident Financial Services, Inc.	21,290	243
Provident New York Bancorp	10,185	83
Renasant Corp. (b)	7,200	103
Republic Bancorp, Inc., Class A	6,100	101
Royal Bancshares of Pennsylvania, Inc., Class A (b)*	13,400	32
S&T Bancorp, Inc. (b)	6,590	115
S.Y. Bancorp, Inc.	1,115	24
Sandy Spring Bancorp, Inc.	5,795	69
Santander BanCorp *	7,640	94
SCBT Financial Corp.	4,000	120
Seacoast Banking Corp. of Florida	4,890	8
Signature Bank *	5,180	179
Simmons First National Corp., Class A	3,800	102
Southwest Bancorp, Inc.	5,100	38
StellarOne Corp.	8,042	84
Sterling Bancorp	8,495	63
Sterling Bancshares, Inc.	28,925	148
Sterling Financial Corp. (b)*	109,940	83
Suffolk Bancorp	2,315	62
Sun Bancorp, Inc. *	5,431	21
Superior Bancorp (b)*	12,900	43
SVB Financial Group *	15,275	663
Taylor Capital Group, Inc. (b)*	9,900	90
Texas Capital Bancshares, Inc. *	12,420	209
TFS Financial Corp.	7,280	94
The South Financial Group, Inc.	428,220	199
TierOne Corp. (b)*	20,885	21
Tompkins Financial Corp. (b)	1,665	65
Tree.com, Inc. *	10,680	78
TriCo Bancshares	5,900	102
TrustCo Bank Corp. NY	28,910	173
Trustmark Corp.	15,560	355
UMB Financial Corp.	3,201	126
Umpqua Holdings Corp.	9,690	120
Union Bankshares Corp.	4,900	63
United Bankshares, Inc. (b)	13,295	331
United Community Banks, Inc. *	80,299	361
United Community Financial Corp. *	34,581	62
Univest Corp. of Pennsylvania	4,600	81
Washington Trust Bancorp, Inc.	4,885	83
Waterstone Financial, Inc. *	3,716	8
WesBanco, Inc.	9,590	139
West Bancorp	5,700	29
West Coast Bancorp	40,465	106
Westamerica Bancorp	4,870	271
Western Alliance Bancorp *	13,665	70
Westfield Financial, Inc.	8,827	72
Whitney Holding Corp.	25,220	313
Wintrust Financial Corp.	14,240	495
WSFS Financial Corp.	2,135	58

		20,384

Capital Goods 7.8%
A.O. Smith Corp.	11,260	479
AAON, Inc.	4,080	84
AAR CORP. *	13,080	303
Aceto Corp.	9,100	48
Actuant Corp., Class A	21,500	361
Alamo Group, Inc.	3,400	61
Albany International Corp., Class A	20,070	399
Altra Holdings, Inc. *	16,200	179
American Railcar Industries, Inc.	7,250	72
American Science & Engineering, Inc.	1,200	93
American Woodmark Corp.	5,595	113
Ameron International Corp.	1,540	106
Ampco-Pittsburgh Corp.	2,460	63
Apogee Enterprises, Inc.	9,895	136
Applied Industrial Technologies, Inc.	12,820	279
Argon ST, Inc. *	1,165	30
Astec Industries, Inc. *	4,550	113
Badger Meter, Inc. (b)	2,000	76
Baldor Electric Co.	15,850	391
Barnes Group, Inc.	15,465	248
Beacon Roofing Supply, Inc. *	18,980	319
Belden, Inc.	23,740	542
Blount International, Inc. *	12,005	134
Brady Corp., Class A	16,155	457
Bucyrus International, Inc., Class A	11,950	626
Builders FirstSource, Inc. (b)*	116,455	390
Cascade Corp.	3,755	109
Ceradyne, Inc. *	8,230	161
Chart Industries, Inc. *	15,710	253
China Technology Development Group Corp. (b)*	37,280	98
CIRCOR International, Inc.	3,590	101
CLARCOR, Inc.	6,025	195
Coleman Cable, Inc. *	25,300	111
Colfax Corp. *	8,000	90
Columbus McKinnon Corp. *	10,460	142
Comfort Systems USA, Inc.	11,300	133
Commercial Vehicle Group, Inc. *	168,660	808
Cubic Corp.	3,690	144
Curtiss-Wright Corp.	7,905	242
Ducommun, Inc.	3,200	58
Dycom Industries, Inc. *	37,670	308

2

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
DynCorp International, Inc., Class A *	11,585	139
Encore Wire Corp.	5,040	101
Energy Conversion Devices, Inc. (b)*	4,630	42
EnerSys *	21,655	422
EnPro Industries, Inc. *	9,870	240
ESCO Technologies, Inc.	3,900	127
Esterline Technologies Corp. *	9,890	373
Evergreen Solar, Inc. (b)*	44,100	63
Federal Signal Corp.	26,500	172
First Solar, Inc. (b)*	680	77
Franklin Electric Co., Inc.	4,080	106
FreightCar America, Inc.	4,035	79
Gibraltar Industries, Inc. *	17,455	243
Graco, Inc.	10,640	284
GrafTech International Ltd. *	25,230	317
Great Lakes Dredge & Dock Co.	27,000	160
Griffon Corp. *	27,208	321
H&E Equipment Services, Inc. *	16,920	179
Hardinge, Inc.	13,700	71
HEICO Corp.	1,260	54
HEICO Corp., Class A	3,195	108
Herley Industries, Inc. *	5,600	69
Hexcel Corp. *	33,585	369
Houston Wire & Cable Co.	8,200	99
Hurco Cos., Inc. *	700	12
IDEX Corp.	10,042	283
II-VI, Inc. *	3,165	85
Insituform Technologies, Inc., Class A *	8,215	168
Insteel Industries, Inc.	6,400	63
Integrated Electrical Services, Inc. *	11,600	60
Interline Brands, Inc. *	12,760	214
John Bean Technologies Corp.	11,640	192
Kadant, Inc. *	4,100	62
Kaman Corp.	12,880	321
Kaydon Corp.	4,335	142
KHD Humboldt Wedag International Ltd. *	7,600	98
L.B. Foster Co., Class A *	2,880	78
Ladish Co., Inc. *	7,880	122
Lawson Products, Inc.	1,930	31
Layne Christensen Co. *	6,400	162
Lindsay Corp. (b)	1,000	40
LSI Industries, Inc.	11,902	71
Lydall, Inc. *	29,200	185
MasTec, Inc. *	10,610	130
Michael Baker Corp. *	3,400	133
NACCO Industries, Inc., Class A	11,540	621
NCI Building Systems, Inc. *	214,255	422
NN, Inc. *	76,800	305
Nordson Corp.	5,575	315
Northwest Pipe Co. *	2,300	55
Orbital Sciences Corp. *	9,155	145
Orion Marine Group, Inc. *	4,940	93
Otter Tail Corp.	10,880	235
Pike Electric Corp. *	6,820	59
Polypore International, Inc. *	21,400	287
Powell Industries, Inc. *	1,770	52
Power-One, Inc. (b)*	40,000	127
Preformed Line Products Co.	544	20
Quanex Building Products Corp.	7,550	121
Raven Industries, Inc.	4,265	122
RBC Bearings, Inc. *	1,500	35
Regal-Beloit Corp.	8,525	404
Robbins & Myers, Inc.	4,800	107
Rush Enterprises, Inc., Class A *	10,960	124
Rush Enterprises, Inc., Class B *	3,000	30
Sauer-Danfoss, Inc. *	15,740	179
Simpson Manufacturing Co., Inc.	8,085	199
Standex International Corp.	7,950	181
Stanley, Inc. *	3,000	79
SunPower Corp., Class A *	2,100	43
SunPower Corp., Class B *	2,769	51
TAL International Group, Inc.	15,690	221
Tecumseh Products Co., Class A *	36,530	405
Teledyne Technologies, Inc. *	9,990	372
Tennant Co.	7,580	181
Textainer Group Holdings Ltd.	11,150	190
The Gorman-Rupp Co.	2,600	63
The Greenbrier Cos., Inc.	31,620	258
The L.S. Starrett Co., Class A	1,400	14
The Middleby Corp. *	2,708	122
The Toro Co.	9,910	386
Thermadyne Holdings Corp. *	36,000	281
Titan International, Inc. (b)	17,275	134
Titan Machinery, Inc. *	600	7
TransDigm Group, Inc.	3,030	146
Tredegar Corp.	7,975	129
Trex Co., Inc. *	3,300	51
TriMas Corp. *	59,150	350
Triumph Group, Inc.	3,830	195
Tutor Perini Corp. *	11,780	225
Twin Disc, Inc.	6,400	62
Universal Forest Products, Inc.	7,670	260
Valmont Industries, Inc.	3,350	233
Vicor Corp. *	9,661	84
Wabash National Corp. *	58,745	174
Wabtec Corp.	4,960	190
Watsco, Inc.	6,545	314
Watts Water Technologies, Inc., Class A	13,855	401
Willis Lease Finance Corp. *	200	3
Woodward Governor Co.	9,700	247
Xerium Technologies, Inc. *	13,455	11

		26,042

Commercial & Professional Supplies 4.6%
ABM Industries, Inc.	16,310	317
Acco Brands Corp. *	242,545	1,868
Administaff, Inc.	6,660	152
American Reprographics Co. *	20,050	141
AMREP Corp. *	1,000	14
ATC Technology Corp. *	8,685	190
Bowne & Co., Inc.	86,224	566
Casella Waste Systems, Inc., Class A *	54,800	238
CBIZ, Inc. *	14,595	106
CDI Corp.	12,960	167
Cenveo, Inc. *	61,908	447
Clean Harbors, Inc. *	3,265	187
CompX International, Inc.	1,000	8
COMSYS IT Partners, Inc. *	25,000	316
Consolidated Graphics, Inc. *	11,520	389

 3

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Copart, Inc. *	6,265	212
Cornell Cos., Inc. *	5,300	111
CoStar Group, Inc. *	2,140	86
Courier Corp.	4,055	57
CRA International, Inc. *	2,745	71
Diamond Management & Technology Consultants, Inc.	17,100	127
EnergySolutions, Inc.	45,500	380
Ennis, Inc.	10,440	157
FTI Consulting, Inc. *	5,845	242
G & K Services, Inc., Class A	7,290	182
Healthcare Services Group, Inc.	5,270	108
Heidrick & Struggles International, Inc.	5,170	131
Herman Miller, Inc.	18,610	314
Hudson Highland Group, Inc. *	70,585	289
Huron Consulting Group, Inc. *	1,600	38
ICT Group, Inc. *	10,300	163
IHS, Inc., Class A *	3,410	175
Interface, Inc., Class A	50,585	410
Intersections, Inc. *	2,000	9
Kforce, Inc. *	16,700	223
Kimball International, Inc., Class B	29,325	231
Knoll, Inc.	26,300	296
Korn/Ferry International *	14,330	212
LECG Corp. *	21,755	62
M&F Worldwide Corp. *	11,333	411
McGrath Rentcorp	6,625	140
Metalico, Inc. (b)*	29,700	146
Mine Safety Appliances Co.	8,725	210
Mobile Mini, Inc. *	11,625	163
Monster Worldwide, Inc. *	26,780	418
Navigant Consulting, Inc. *	9,625	131
On Assignment, Inc. *	2,300	16
Resources Connection, Inc. *	13,060	233
Rollins, Inc.	3,715	73
Schawk, Inc.	2,660	34
School Specialty, Inc. *	11,800	261
Spherion Corp. *	176,510	996
Standard Parking Corp. *	1,600	26
Stericycle, Inc. *	4,490	238
Sykes Enterprises, Inc. *	8,030	193
Team, Inc. *	2,700	48
Tetra Tech, Inc. *	9,095	206
The Advisory Board Co. *	2,530	82
The Corporate Executive Board Co.	6,870	159
The Geo Group, Inc. *	11,110	206
The Standard Register Co.	21,850	116
Towers Watson & Co., Class A	6,215	271
TrueBlue, Inc. *	22,330	324
Viad Corp.	10,465	206
Waste Connections, Inc. *	10,230	329
Waste Services, Inc. *	11,100	101
WCA Waste Corp. *	9,700	40

		15,169

Consumer Durables & Apparel 5.4%
American Greetings Corp., Class A	62,100	1,148
Arctic Cat, Inc. *	18,300	153
Bassett Furniture Industries, Inc. *	43,600	189
Blyth, Inc.	5,972	168
Brookfield Homes Corp. (b)*	64,900	471
Callaway Golf Co.	23,055	172
Carter’s, Inc. *	6,265	162
Cherokee, Inc.	1,000	16
Columbia Sportswear Co.	2,880	119
Crocs, Inc. *	75,860	558
CSS Industries, Inc.	2,675	46
Deckers Outdoor Corp. *	2,750	270
Ethan Allen Interiors, Inc.	20,365	295
Fossil, Inc. *	8,965	293
G-III Apparel Group Ltd. *	14,900	259
Helen of Troy Ltd. *	10,830	255
Hooker Furniture Corp.	5,200	66
Iconix Brand Group, Inc. *	13,830	175
JAKKS Pacific, Inc. *	15,725	173
K-Swiss, Inc., Class A *	10,630	97
Kenneth Cole Productions, Inc., Class A *	8,240	84
Kid Brands, Inc. *	81,855	408
La-Z-Boy, Inc. *	220,620	2,239
Leapfrog Enterprises, Inc. *	57,335	190
Lifetime Brands, Inc. (b)*	48,500	387
Lululemon Athletica, Inc. *	6,700	189
M/I Homes, Inc. *	28,200	291
Maidenform Brands, Inc. *	1,400	21
Marine Products Corp.	1,280	7
Meritage Homes Corp. *	27,140	608
Movado Group, Inc.	14,420	158
National Presto Industries, Inc.	745	85
Nautilus, Inc. *	105,957	266
Orleans Homebuilders, Inc. *	13,000	19
Oxford Industries, Inc.	37,830	675
Palm Harbor Homes, Inc. *	24,900	51
Perry Ellis International, Inc. *	23,600	378
Phillips-Van Heusen Corp.	15,610	613
Polaris Industries, Inc.	13,880	614
Pool Corp.	14,880	273
RC2 Corp. *	23,120	332
Sealy Corp. (b)*	92,770	276
Skechers U.S.A., Inc., Class A *	28,845	809
Skyline Corp.	2,585	47
Stanley Furniture Co., Inc. *	200	2
Steinway Musical Instruments, Inc. *	6,500	106
Steven Madden Ltd. *	5,755	231
Tempur-Pedic International, Inc. *	22,315	555
The Timberland Co., Class A *	20,100	346
The Warnaco Group, Inc. *	12,180	472
Tupperware Brands Corp.	18,480	785
Under Armour, Inc., Class A *	4,815	122
Unifi, Inc. *	162,300	542
UniFirst Corp.	7,705	387
Volcom, Inc. *	1,700	27
Weyco Group, Inc.	3,300	74
Wolverine World Wide, Inc.	12,990	344

		18,098

Consumer Services 4.5%
Ameristar Casinos, Inc.	9,075	134
Bally Technologies, Inc. *	8,375	332
Benihana, Inc. *	15,300	72
Benihana, Inc., Class A *	24,800	109

4

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Bluegreen Corp. *	75,870	185
Bob Evans Farms, Inc.	14,055	392
Brink’s Home Security Holdings, Inc. *	5,320	218
Buffalo Wild Wings, Inc. *	2,400	112
California Pizza Kitchen, Inc. *	7,900	109
Capella Education Co. *	1,440	106
Carriage Services, Inc. *	19,900	77
Carrols Restaurant Group, Inc. *	21,300	134
CEC Entertainment, Inc. *	6,880	228
Chipotle Mexican Grill, Inc., Class A *	2,960	286
Choice Hotels International, Inc.	3,240	103
Churchill Downs, Inc.	1,395	51
CKE Restaurants, Inc.	24,865	208
Coinstar, Inc. *	4,225	109
Corinthian Colleges, Inc. *	7,585	106
CPI Corp. (b)	9,800	132
Cracker Barrel Old Country Store, Inc.	10,320	381
Denny’s Corp. *	48,900	118
DeVry, Inc.	2,945	180
DineEquity, Inc. *	15,230	346
Dover Downs Gaming & Entertainment, Inc.	17,740	62
Einstein Noah Restaurant Group, Inc. *	5,700	67
Gaylord Entertainment Co. *	29,280	563
Great Wolf Resorts, Inc. *	44,400	103
Hillenbrand, Inc.	7,500	138
International Speedway Corp., Class A	12,650	325
Interval Leisure Group, Inc. *	31,732	404
Isle of Capri Casinos, Inc. *	32,315	260
ITT Educational Services, Inc. *	1,335	129
Jackson Hewitt Tax Service, Inc. (b)*	17,545	48
Krispy Kreme Doughnuts, Inc. *	47,135	133
Landry’s Restaurants, Inc. (b)*	19,340	401
Life Time Fitness, Inc. *	9,585	230
Lincoln Educational Services Corp. *	5,960	123
Lodgian, Inc. *	19,300	47
Luby’s, Inc. *	1,900	7
Matthews International Corp., Class A	4,515	153
McCormick & Schmick’s Seafood Restaurants, Inc. *	23,500	194
Morgans Hotel Group *	36,400	146
Morton’s Restaurant Group, Inc. *	20,800	80
MTR Gaming Group, Inc. *	33,095	59
Multimedia Games, Inc. *	27,380	135
O’Charley’s, Inc. *	48,175	357
Orient-Express Hotels Ltd., Class A *	50,390	492
P.F. Chang’s China Bistro, Inc. *	7,155	276
Panera Bread Co., Class A *	3,375	241
Papa John’s International, Inc. *	6,310	149
Pinnacle Entertainment, Inc. *	28,275	231
Pre-Paid Legal Services, Inc. *	660	26
Red Lion Hotels Corp. *	16,800	100
Red Robin Gourmet Burgers, Inc. *	3,280	60
Ruby Tuesday, Inc. *	200,050	1,382
Ruth’s Hospitality Group, Inc. (b)*	33,200	93
Scientific Games Corp., Class A *	15,470	218
Shuffle Master, Inc. *	10,900	97
Sonic Corp. *	12,880	109
Sotheby’s	25,420	591
Speedway Motorsports, Inc.	5,915	98
Steiner Leisure Ltd. *	3,060	122
Stewart Enterprises, Inc., Class A	44,440	225
Strayer Education, Inc. (b)	400	83
Texas Roadhouse, Inc., Class A *	11,610	135
The Cheesecake Factory, Inc. *	25,635	542
The Marcus Corp.	9,830	110
The Steak n Shake Co. *	648	208
Town Sports International Holdings, Inc. *	29,400	69
Universal Technical Institute, Inc. *	5,380	99
Vail Resorts, Inc. *	10,460	353
Weight Watchers International, Inc.	5,092	147
Wendy’s/Arby’s Group, Inc., Class A	34,700	160
WMS Industries, Inc. *	5,712	212

		15,020

Diversified Financials 3.5%
Advance America Cash Advance Centers, Inc.	148,495	717
Ares Capital Corp.	1,727	21
Asset Acceptance Capital Corp. *	23,910	139
ASTA Funding, Inc. (b)	34,400	215
BGC Partners, Inc., Class A	51,380	209
Calamos Asset Management, Inc., Class A	32,415	420
Capital Southwest Corp.	666	54
Cardtronics, Inc. *	20,100	219
Cash America International, Inc.	5,305	199
Cohen & Steers, Inc.	3,340	68
Compass Diversified Holdings	11,460	134
Cowen Group, Inc., Class A *	11,000	55
Credit Acceptance Corp. *	2,675	142
Dollar Financial Corp. *	13,625	307
Eaton Vance Corp.	16,945	488
Encore Capital Group, Inc. *	13,755	217
Evercore Partners, Inc., Class A	5,400	161
EZCORP, Inc., Class A *	10,300	187
FBR Capital Markets Corp. *	41,800	255
Financial Federal Corp.	6,110	167
First Cash Financial Services, Inc. *	5,090	116
GAMCO Investors, Inc., Class A	2,935	121
GFI Group, Inc.	32,720	159
Greenhill & Co., Inc.	835	65
HFF, Inc., Class A *	16,200	100
IntercontinentalExchange, Inc. *	3,305	316
International Assets Holding Corp. *	28,974	431
Investment Technology Group, Inc. *	10,655	218
Jefferies Group, Inc. *	13,660	349
KBW, Inc. *	4,000	106
Knight Capital Group, Inc., Class A *	15,305	239
LaBranche & Co., Inc. *	24,575	109
Lazard Ltd., Class A	9,845	379
Marlin Business Services Corp. *	6,300	62
MCG Capital Corp. *	299,555	1,375
Nelnet, Inc., Class A	22,640	378
NewStar Financial, Inc. *	48,900	213
optionsXpress Holdings, Inc.	4,890	70

 5

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Penson Worldwide, Inc. *	13,900	117
PICO Holdings, Inc. *	2,695	85
Piper Jaffray Cos., Inc. *	10,305	501
Portfolio Recovery Associates, Inc. *	3,645	166
Rewards Network, Inc.	2,451	32
Riskmetrics Group, Inc. *	4,720	80
Sanders Morris Harris Group, Inc.	1,800	9
Stifel Financial Corp. *	2,710	142
SWS Group, Inc.	8,120	98
The First Marblehead Corp. *	134,400	288
Thomas Weisel Partners Group, Inc. *	17,819	76
W.P. Carey & Co., L.L.C.	10,425	282
Waddell & Reed Financial, Inc., Class A	13,820	433
World Acceptance Corp. (b)*	5,560	225

		11,714

Energy 6.2%
Adams Resources & Energy, Inc.	4,200	88
Allis-Chalmers Energy, Inc. *	68,000	248
Approach Resources, Inc. *	6,300	50
Arena Resources, Inc. *	2,240	86
Atlas Energy, Inc.	29,796	901
ATP Oil & Gas Corp. *	36,885	534
Atwood Oceanics, Inc. *	11,400	382
Basic Energy Services, Inc. *	23,985	225
Berry Petroleum Co., Class A	23,820	645
Bill Barrett Corp. *	3,540	110
Brigham Exploration Co. *	107,935	1,407
Bristow Group, Inc. *	9,705	346
Bronco Drilling Co., Inc. *	2,105	11
Cabot Oil & Gas Corp.	12,090	463
Cal Dive International, Inc. *	20,043	141
Callon Petroleum Co. *	59,870	137
CARBO Ceramics, Inc.	3,080	203
Carrizo Oil & Gas, Inc. *	5,205	125
Clayton Williams Energy, Inc. *	5,385	177
Comstock Resources, Inc. *	8,255	322
Concho Resources, Inc. *	7,540	338
Contango Oil & Gas Co. *	760	37
Copano Energy L.L.C.	16,540	376
Core Laboratories N.V.	1,445	169
Crosstex Energy, Inc. (b)	78,700	610
Dawson Geophysical Co. *	4,600	100
Delta Petroleum Corp. (b)*	59,635	76
DHT Maritime, Inc.	4,900	18
Dresser-Rand Group, Inc. *	13,930	412
Dril-Quip, Inc. *	5,485	288
Encore Acquisition Co. *	9,445	450
EXCO Resources, Inc.	19,365	340
Global Industries Ltd. *	61,165	426
Goodrich Petroleum Corp. *	1,200	25
Gulf Island Fabrication, Inc.	6,900	120
GulfMark Offshore, Inc. *	5,905	145
Gulfport Energy Corp. *	24,400	252
Harvest Natural Resources, Inc. *	19,150	86
Hornbeck Offshore Services, Inc. *	8,880	191
International Coal Group, Inc. *	85,855	307
ION Geophysical Corp. *	109,405	520
James River Coal Co. (b)*	4,100	64
Knightsbridge Tankers Ltd.	11,790	170
Lufkin Industries, Inc.	3,155	200
Matrix Service Co. *	9,900	100
McMoRan Exploration Co. (b)*	39,360	599
Newpark Resources, Inc. *	33,940	135
Nordic American Tanker Shipping Ltd. (b)	8,585	255
Oceaneering International, Inc. *	8,240	451
Pacific Ethanol, Inc. (b)*	35,000	72
Parker Drilling Co. *	102,710	494
Patriot Coal Corp. *	17,100	265
Penn Virginia Corp.	15,000	364
Petroleum Development Corp. *	8,855	186
PetroQuest Energy, Inc. *	31,285	170
PHI, Inc. *	10,785	210
Quicksilver Resources, Inc. *	15,500	206
Rosetta Resources, Inc. *	41,010	843
RPC, Inc.	8,965	111
St. Mary Land & Exploration Co.	16,920	542
StealthGas, Inc.	17,800	89
Superior Well Services, Inc. *	11,000	174
Swift Energy Co. *	42,605	1,068
T-3 Energy Services, Inc. *	1,400	32
Teekay Tankers Ltd., Class A (b)	600	5
TETRA Technologies, Inc. *	59,360	621
The Meridian Resource Corp. *	261,762	73
Top Ships, Inc. *	16,300	18
Trico Marine Services, Inc. (b)*	23,700	83
Tsakos Energy Navigation Ltd.	9,130	147
Ultra Petroleum Corp. *	7,360	338
Union Drilling, Inc. *	16,100	117
VAALCO Energy, Inc. *	7,640	32
Venoco, Inc. *	17,700	204
Warren Resources, Inc. *	57,100	132
Willbros Group, Inc. *	12,000	184

		20,641

Food & Staples Retailing 0.4%
Arden Group, Inc., Class A	100	10
Ingles Markets, Inc., Class A	10,900	154
PriceSmart, Inc.	3,240	65
Spartan Stores, Inc.	13,000	176
Susser Holdings Corp. *	13,600	120
The Andersons, Inc.	10,625	287
United Natural Foods, Inc. *	18,135	492
Village Super Market, Inc., Class A	2,102	55
Weis Markets, Inc.	3,640	129

		1,488

Food, Beverage & Tobacco 1.6%
Alliance One International, Inc. *	42,930	219
B&G Foods, Inc., Class A	44,480	399
Cal-Maine Foods, Inc.	3,200	105
Central European Distribution Corp. *	38,200	1,224
Coca-Cola Bottling Co.	3,800	192
Darling International, Inc. *	24,820	193
Diamond Foods, Inc.	2,100	75
Farmer Brothers Co.	3,009	52
Flowers Foods, Inc.	10,457	254

6

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Green Mountain Coffee Roasters, Inc. *	1,360	115
Hansen Natural Corp. *	2,355	91
Imperial Sugar Co.	14,400	236
J & J Snack Foods Corp.	2,235	93
Lancaster Colony Corp.	3,265	178
Lance, Inc.	4,560	101
MGP Ingredients, Inc. *	32,750	215
National Beverage Corp.	5,000	58
Reddy Ice Holdings, Inc. *	81,610	408
Sanderson Farms, Inc.	3,200	150
Synutra International, Inc. (b)*	7,900	106
The Boston Beer Co., Inc., Class A *	3,000	138
The Hain Celestial Group, Inc. *	14,670	235
Tootsie Roll Industries, Inc.	5,888	153
TreeHouse Foods, Inc. *	6,085	236
Vector Group Ltd.	7,140	100

		5,326

Health Care Equipment & Services 4.4%
Air Methods Corp. *	2,700	82
Align Technology, Inc. *	9,400	176
Alliance HealthCare Services, Inc. *	6,675	34
Allscripts-Misys Healthcare Solutions, Inc. *	5,680	93
Amedisys, Inc. (b)*	3,470	191
America Service Group, Inc.	2,900	45
American Dental Partners, Inc. *	3,100	39
American Medical Systems Holdings, Inc. *	8,315	160
AMN Healthcare Services, Inc. *	16,445	143
AmSurg Corp. *	9,225	195
Analogic Corp.	2,365	95
AngioDynamics, Inc. *	1,900	30
Animal Health International, Inc. *	60,000	113
Assisted Living Concepts, Inc., Class A *	720	19
BioScrip, Inc. *	67,100	488
Cantel Medical Corp.	1,800	35
Capital Senior Living Corp. *	4,600	23
Cardiac Science Corp. *	7,200	19
Catalyst Health Solutions, Inc. *	6,000	236
Centene Corp. *	12,340	237
Chemed Corp.	3,095	144
CONMED Corp. *	13,295	286
CorVel Corp. *	5,801	175
Cross Country Healthcare, Inc. *	16,265	147
Eclipsys Corp. *	7,620	127
Edwards Lifesciences Corp. *	4,450	399
Emergency Medical Services Corp., Class A *	16,080	844
Emeritus Corp. (b)*	14,600	266
Ensign Group, Inc.	6,420	110
ev3, Inc. *	10,000	146
Five Star Quality Care, Inc. *	52,800	167
Gen-Probe, Inc. *	3,415	147
Gentiva Health Services, Inc. *	8,225	210
Greatbatch, Inc. *	4,920	97
Haemonetics Corp. *	2,500	141
Hanger Orthopedic Group, Inc. *	600	10
HEALTHSOUTH Corp. *	23,420	422
Healthspring, Inc. *	18,270	318
HealthTronics, Inc. *	56,824	160
Healthways, Inc. *	13,460	230
ICU Medical, Inc. *	950	33
IDEXX Laboratories, Inc. *	6,100	320
Immucor, Inc. *	1,500	28
Integra LifeSciences Holdings *	3,020	116
Intuitive Surgical, Inc. *	2,675	878
Invacare Corp.	11,065	277
inVentiv Health, Inc. *	11,370	175
Landauer, Inc.	650	38
LCA-Vision, Inc. *	12,530	73
LHC Group, Inc. *	3,760	116
MedCath Corp. *	13,080	89
Medical Action Industries, Inc. *	1,900	26
MEDNAX, Inc. *	7,955	452
Meridian Bioscience, Inc.	6,125	123
Merit Medical Systems, Inc. *	1,820	32
Molina Healthcare, Inc. *	1,705	38
MWI Veterinary Supply, Inc. *	3,300	124
National Healthcare Corp.	1,250	46
Odyssey Healthcare, Inc. *	6,800	100
Orthofix International N.V. *	5,960	180
PDI, Inc. *	700	3
PharMerica Corp. *	7,040	115
Phase Forward, Inc. *	2,120	31
Providence Service Corp. *	15,500	199
PSS World Medical, Inc. *	13,670	280
Psychiatric Solutions, Inc. *	10,395	229
Quality Systems, Inc.	2,430	125
RehabCare Group, Inc. *	6,945	202
Res-Care, Inc. *	8,125	73
ResMed, Inc. *	4,120	211
Sirona Dental Systems, Inc. *	7,190	231
Skilled Healthcare Group, Inc., Class A *	20,060	131
SonoSite, Inc. *	4,080	111
STERIS Corp.	9,610	251
Sun Healthcare Group, Inc. *	10,800	94
SurModics, Inc. *	4,160	83
Symmetry Medical, Inc. *	4,770	42
The Cooper Cos., Inc.	9,585	338
Thoratec Corp. *	3,200	91
TomoTherapy, Inc. *	29,600	120
Triple-S Management Corp., Class B *	14,700	244
VCA Antech, Inc. *	9,375	238
WellCare Health Plans, Inc. *	15,085	470
West Pharmaceutical Services, Inc.	4,340	158
Wright Medical Group, Inc. *	7,840	140
Zoll Medical Corp. *	4,725	131

		14,604

Household & Personal Products 0.6%
Central Garden & Pet Co. *	11,000	105
Central Garden & Pet Co., Class A *	20,430	180
Chattem, Inc. *	755	71
Elizabeth Arden, Inc. *	26,370	409
Herbalife Ltd.	16,005	622
Inter Parfums, Inc.	5,050	67
Mannatech, Inc.	9,900	30

 7

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Nu Skin Enterprises, Inc., Class A	11,410	265
Prestige Brands Holdings, Inc. *	10,310	80
USANA Health Sciences, Inc. *	2,530	72
WD-40 Co.	2,215	68

		1,969

Insurance 2.8%
Affirmative Insurance Holdings, Inc. *	19,800	86
Ambac Financial Group, Inc. (b)*	472,720	326
American Equity Investment Life Holding Co.	36,215	266
American Physicians Capital, Inc.	1,933	54
American Safety Insurance Holdings Ltd. *	400	5
AMERISAFE, Inc. *	5,600	97
AmTrust Financial Services, Inc.	1,380	16
Argo Group International Holdings Ltd. *	4,759	127
Assured Guaranty Ltd.	63,955	1,449
Brown & Brown, Inc.	15,490	273
Citizens, Inc. (b)*	11,680	75
CNA Surety Corp. *	4,320	60
Crawford & Co., Class B *	12,515	43
Delphi Financial Group, Inc., Class A	26,860	544
Donegal Group, Inc., Class A	5,800	86
EMC Insurance Group, Inc.	200	4
Employers Holdings, Inc.	13,800	183
Enstar Group Ltd. *	1,410	91
FBL Financial Group, Inc., Class A	43,200	775
First Acceptance Corp. *	10,499	20
First Mercury Financial Corp.	3,800	50
FPIC Insurance Group, Inc. *	2,750	104
Greenlight Capital Re Ltd., Class A *	6,000	145
Harleysville Group, Inc.	7,535	243
Hilltop Holdings, Inc. *	5,570	63
Horace Mann Educators Corp.	21,590	259
Independence Holding Co.	11,400	93
Infinity Property & Casualty Corp.	4,165	165
Kansas City Life Insurance Co.	1,677	45
Maiden Holdings Ltd.	14,600	99
Max Capital Group Ltd.	16,155	364
Meadowbrook Insurance Group, Inc.	14,300	97
National Financial Partners Corp. *	80,185	678
NYMAGIC, Inc.	1,700	27
PMA Capital Corp., Class A *	12,770	77
Presidential Life Corp.	14,345	130
ProAssurance Corp. *	5,845	297
RLI Corp.	3,350	172
Safety Insurance Group, Inc.	5,705	200
Seabright Insurance Holdings *	6,300	64
Selective Insurance Group, Inc.	16,400	254
State Auto Financial Corp.	10,930	172
Stewart Information Services Corp.	12,600	129
The Navigators Group, Inc. *	2,565	109
Tower Group, Inc.	3,200	71
United America Indemnity Ltd., Class A *	31,740	225
United Fire & Casualty Co.	5,860	99
Zenith National Insurance Corp.	6,960	194

		9,205

Materials 7.3%
A. Schulman, Inc.	13,470	303
A.M. Castle & Co.	11,678	113
AEP Industries, Inc. *	4,740	166
AMCOL International Corp.	4,920	124
Arch Chemicals, Inc.	9,390	263
Brush Engineered Materials, Inc. *	8,760	157
Buckeye Technologies, Inc. *	57,180	654
Bway Holding Co. *	18,000	307
Calgon Carbon Corp. *	2,800	38
Carpenter Technology Corp.	19,680	527
Century Aluminum Co. *	108,435	1,228
Clearwater Paper Corp. *	16,480	806
Compass Minerals International, Inc.	2,130	134
Deltic Timber Corp.	1,100	49
Eagle Materials, Inc.	13,070	298
Ferro Corp.	291,730	2,264
Georgia Gulf Corp. (b)*	158,424	2,432
Glatfelter	21,445	296
H.B. Fuller Co.	13,280	266
Haynes International, Inc.	9,176	269
Headwaters, Inc. *	162,880	894
Hecla Mining Co. *	61,145	279
Horsehead Holding Corp. *	33,500	328
ICO, Inc.	34,600	267
Innophos Holdings, Inc.	5,750	112
Innospec, Inc.	23,180	226
Kaiser Aluminum Corp.	6,480	228
KapStone Paper & Packaging Corp. *	36,300	335
Koppers Holdings, Inc.	8,060	225
LSB Industries, Inc. *	4,820	63
Mercer International, Inc. *	223,800	698
Minerals Technologies, Inc.	7,010	335
Myers Industries, Inc.	23,005	210
Neenah Paper, Inc.	21,465	299
NewMarket Corp.	3,795	342
NL Industries, Inc.	9,565	65
Olympic Steel, Inc.	9,400	261
OM Group, Inc. *	15,435	504
Omnova Solutions, Inc. *	89,780	508
Penford Corp.	11,300	116
Quaker Chemical Corp.	10,700	187
Rock-Tenn Co., Class A	7,135	305
Royal Gold, Inc.	1,950	83
RTI International Metals, Inc. *	14,580	361
Schnitzer Steel Industries, Inc., Class A	9,210	373
Schweitzer-Mauduit International, Inc.	7,786	586
Sensient Technologies Corp.	12,945	336
Solutia, Inc. *	65,840	905
Spartech Corp.	63,965	645
Stepan Co.	2,765	162
Stillwater Mining Co. *	20,470	206
Texas Industries, Inc.	11,785	400
Titanium Metals Corp. *	19,350	225
U.S. Concrete, Inc. *	49,900	45
Universal Stainless & Alloy Products, Inc. *	3,800	69
Valhi, Inc.	4,900	79

8

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Verso Paper Corp. *	128,000	388
W.R. Grace & Co. *	45,305	1,082
Walter Energy, Inc.	6,375	414
Wausau Paper Corp.	32,410	286
Zep, Inc.	7,200	159
Zoltek Cos., Inc. (b)*	9,400	79

		24,364

Media 4.5%
4Kids Entertainment, Inc. *	53,100	78
AH Belo Corp., Class A *	57,800	353
Arbitron, Inc.	3,360	85
Carmike Cinemas, Inc. *	45,675	330
CKX, Inc. *	18,595	75
CTC Media, Inc. *	17,200	232
Cumulus Media Inc., Class A (b)*	107,585	264
DreamWorks Animation SKG, Inc., Class A *	12,445	485
Entravision Communications Corp., Class A *	329,455	978
Fisher Communications, Inc. *	3,800	49
Gray Television, Inc. *	168,200	333
Harte-Hanks, Inc.	23,835	252
John Wiley & Sons, Inc., Class A	7,515	314
Journal Communications, Inc., Class A	158,815	559
Knology, Inc. *	6,700	73
Lee Enterprises, Inc. *	462,050	1,959
LIN TV Corp., Class A *	233,833	1,115
LodgeNet Interactive Corp. (b)*	92,150	504
Martha Stewart Living Omnimedia, Inc., Class A (b)*	38,500	171
Media General, Inc., Class A (b)*	123,070	1,003
Mediacom Communications Corp., Class A *	57,340	239
Morningstar, Inc. *	1,435	68
New Frontier Media, Inc. *	29,200	62
Nexstar Broadcasting Group, Inc., Class A *	15,600	71
Playboy Enterprises, Inc., Class B *	82,700	270
Radio One, Inc., Class D *	162,730	522
RHI Entertainment, Inc. (b)*	31,100	12
Saga Communications, Inc., Class A *	9,195	120
Salem Communications Corp., Class A *	38,790	208
Sinclair Broadcast Group, Inc., Class A *	79,019	399
Spanish Broadcasting System, Inc., Class A *	152,600	127
The Walt Disney Co.	4,407	130
Valassis Communications, Inc. *	149,985	3,139
World Wrestling Entertainment, Inc., Class A	14,500	232

		14,811

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Abraxis BioScience *	1,600	65
Affymetrix, Inc. *	40,490	214
Albany Molecular Research, Inc. *	4,800	46
Alkermes, Inc. *	3,600	39
Bruker Corp. *	3,585	44
Cambrex Corp. *	83,029	447
Celera Corp. *	3,285	22
Celgene Corp. *	4,920	279
Cubist Pharmaceuticals, Inc. *	1,940	40
Dionex Corp. *	2,050	143
Illumina, Inc. *	2,160	79
K-V Pharmaceutical Co., Class A *	236,064	814
Kendle International, Inc. *	1,700	34
Martek Biosciences Corp. *	4,840	104
Medicis Pharmaceutical Corp., Class A	7,725	179
Myriad Genetics, Inc. *	940	22
Par Pharmaceutical Cos., Inc. *	12,670	334
PAREXEL International Corp. *	16,320	316
PDL BioPharma, Inc.	17,350	111
PerkinElmer, Inc. *	15,400	310
Perrigo Co.	11,180	495
Salix Pharmaceuticals Ltd. *	9,695	284
Techne Corp.	2,665	175
The Medicines Co. *	11,120	92
United Therapeutics Corp. *	820	49
Valeant Pharmaceuticals International *	9,340	313
Varian, Inc. (b)*	7,435	383
ViroPharma, Inc. *	19,960	197

		5,630

Real Estate 7.6%
Acadia Realty Trust	12,074	192
Agree Realty Corp.	3,000	59
Alexander’s, Inc. *	320	94
Altisource Portfolio Solutions S.A. *	5,248	120
American Campus Communities, Inc.	5,560	143
Anworth Mortgage Asset Corp.	15,755	109
Arbor Realty Trust, Inc. (b)*	177,300	355
Ashford Hospitality Trust *	201,785	1,063
Associated Estates Realty Corp.	3,300	39
Avatar Holdings, Inc. *	3,945	67
BioMed Realty Trust, Inc.	27,480	400
BRT Realty Trust *	10,466	46
Capital Trust, Inc., Class A (b)*	91,500	124
CapLease, Inc.	36,900	169
Capstead Mortgage Corp.	13,550	180
Cedar Shopping Centers, Inc.	18,345	128
Corporate Office Properties Trust	9,535	340
DiamondRock Hospitality Co. *	93,915	764
Digital Realty Trust, Inc.	6,410	308
EastGroup Properties, Inc.	4,850	186
Education Realty Trust, Inc.	32,500	172
Entertainment Properties Trust	19,730	689
Equity Lifestyle Properties, Inc.	3,070	148
Essex Property Trust, Inc.	4,456	355
Extra Space Storage, Inc.	21,365	243
FelCor Lodging Trust, Inc. *	317,550	1,200
First Potomac Realty Trust	9,500	129
Forest City Enterprises, Inc., Class A *	83,260	942
Forestar Group, Inc. *	15,560	289
Franklin Street Properties Corp.	21,520	270

 9

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Getty Realty Corp.	2,960	64
Glimcher Realty Trust	198,425	639
Grubb & Ellis Co. *	132,500	193
Hatteras Financial Corp.	7,900	216
Hersha Hospitality Trust	33,940	124
Home Properties, Inc.	9,520	422
HomeBanc Corp. (c)(d)	6,875	—
Inland Real Estate Corp.	26,030	220
Investors Real Estate Trust	7,325	64
Kilroy Realty Corp.	14,115	408
Kite Realty Group Trust	29,180	111
Lasalle Hotel Properties	54,340	1,095
Lexington Realty Trust (b)	99,247	591
LTC Properties, Inc.	6,830	173
Maguire Properties, Inc. (b)*	104,020	171
Maui Land & Pineapple Co., Inc. *	3,600	11
Medical Properties Trust, Inc.	40,600	406
MFA Financial, Inc.	40,810	300
Mid-America Apartment Communities, Inc.	7,745	363
Mission West Properties, Inc.	15,600	110
National Health Investors, Inc.	7,235	246
National Retail Properties, Inc.	18,205	368
Newcastle Investment Corp. *	840,950	1,589
NorthStar Realty Finance Corp.	66,532	302
OMEGA Healthcare Investors, Inc.	11,190	209
One Liberty Properties, Inc. *	19,603	178
Parkway Properties, Inc.	18,420	384
Pennsylvania Real Estate Investment Trust (b)	88,100	789
Post Properties, Inc.	25,720	459
PS Business Parks, Inc.	3,950	189
RAIT Financial Trust (b)*	259,263	327
Ramco-Gershenson Properties Trust	22,170	211
Resource Capital Corp.	38,600	204
Saul Centers, Inc.	1,805	64
Sovran Self Storage, Inc.	6,270	213
Strategic Hotel & Resorts, Inc. (b)*	246,155	566
Sun Communities, Inc.	10,255	186
Sunstone Hotel Investors, Inc. *	190,865	1,640
Tanger Factory Outlet Centers, Inc. (b)	5,090	195
Taubman Centers, Inc.	7,295	231
The St. Joe Co. *	12,470	324
U-Store-It Trust	93,075	644
Universal Health Realty Income Trust	900	30
Urstadt Biddle Properties, Class A	9,495	142
Washington Real Estate Investment Trust	14,255	373
Winthrop Realty Trust	3,500	44

		25,111

Retailing 8.8%
1-800-FLOWERS.COM, Inc., Class A *	60,547	125
99 Cents Only Stores *	18,240	238
A.C. Moore Arts & Crafts, Inc. *	59,960	168
Aaron’s, Inc. (b)	10,700	298
Aeropostale, Inc. *	8,170	269
America’s Car-Mart, Inc. *	2,400	56
Audiovox Corp., Class A *	29,920	199
bebe stores, Inc.	4,390	27
Big 5 Sporting Goods Corp.	14,140	207
Books-A-Million, Inc.	22,700	145
Brown Shoe Co., Inc.	71,942	881
Build-A-Bear Workshop, Inc. *	14,550	69
Cache, Inc. *	40,500	170
Casual Male Retail Group, Inc. *	179,500	503
Christopher & Banks Corp.	35,840	238
Citi Trends, Inc. *	3,900	121
Coldwater Creek, Inc. *	54,860	245
Conn’s, Inc. (b)*	1,965	11
Cost Plus, Inc. *	45,000	54
Destination Maternity Corp. *	10,900	265
drugstore.com, Inc. *	1,600	5
DSW, Inc., Class A *	18,325	442
Fred’s, Inc., Class A	22,270	223
Gaiam, Inc., Class A *	12,700	82
Genesco, Inc. *	14,900	351
Guess?, Inc.	7,555	300
Hastings Entertainment, Inc. *	26,620	111
Haverty Furniture Cos., Inc.	9,600	118
hhgregg, Inc. *	6,300	134
Hibbett Sports, Inc. *	6,385	135
Hot Topic, Inc. *	10,800	62
J. Crew Group, Inc. *	9,250	363
Jo-Ann Stores, Inc. *	17,250	604
Jos. A. Bank Clothiers, Inc. *	4,790	201
Kirkland’s, Inc. *	15,622	242
Lithia Motors, Inc., Class A *	105,035	819
LKQ Corp. *	10,800	202
MarineMax, Inc. *	84,800	766
Monro Muffler Brake, Inc.	860	29
Netflix, Inc. *	6,355	396
New York & Co, Inc. *	45,600	164
NutriSystem, Inc.	6,930	141
Orbitz Worldwide, Inc. *	56,400	346
Overstock.com, Inc. (b)*	2,960	35
Pacific Sunwear of California, Inc. *	157,130	553
Pier 1 Imports, Inc. *	964,385	4,918
Priceline.com, Inc. *	2,220	434
Retail Ventures, Inc. *	114,400	947
REX Stores Corp. *	5,800	88
Sally Beauty Holdings, Inc. *	33,365	278
Select Comfort Corp. *	314,670	2,036
Shoe Carnival, Inc. *	7,800	143
Shutterfly, Inc. *	1,800	28
Stage Stores, Inc.	26,055	337
Stein Mart, Inc. *	108,215	855
Syms Corp. *	2,800	22
Systemax, Inc.	5,145	90
The Bon-Ton Stores, Inc. (b)*	90,111	788
The Buckle, Inc. (b)	2,322	70
The Cato Corp., Class A	10,595	217
The Children’s Place Retail Stores, Inc. *	10,060	320
The Dress Barn, Inc. *	78,371	1,845
The Finish Line, Inc., Class A	44,452	493
The Gymboree Corp. *	4,160	162
The Men’s Wearhouse, Inc.	22,955	463
The Pep Boys - Manny, Moe & Jack	67,515	564
The Talbots, Inc. (b)*	38,080	429

10

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
The Wet Seal, Inc., Class A *	38,060	128
Trans World Entertainment Corp. *	55,400	72
Tuesday Morning Corp. *	121,430	531
Ulta Salon, Cosmetics & Fragrance, Inc. *	14,200	275
Urban Outfitters, Inc. *	14,975	473
ValueVision Media, Inc., Class A *	210,620	868
West Marine, Inc. *	25,580	215
Zumiez, Inc. *	3,780	48

		29,250

Semiconductors & Semiconductor Equipment 3.9%
Actel Corp. *	6,830	75
Advanced Energy Industries, Inc. *	10,220	134
Applied Micro Circuits Corp. *	26,840	197
Atheros Communications *	4,045	130
ATMI, Inc. *	6,915	116
Axcelis Technologies, Inc. *	223,060	335
Brooks Automation, Inc. *	29,490	246
Cabot Microelectronics Corp. *	6,730	237
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)*	200,190	146
Cirrus Logic, Inc. *	6,335	43
Cohu, Inc.	5,710	74
Conexant Systems, Inc. *	123,742	473
Cree, Inc. *	12,995	727
Cymer, Inc. *	7,420	233
Cypress Semiconductor Corp. *	39,705	399
Diodes, Inc. *	8,397	140
DSP Group, Inc. *	10,640	73
Entegris, Inc. *	294,745	1,073
Exar Corp. *	10,015	70
FEI Co. *	6,820	142
FormFactor, Inc. *	10,265	159
Hittite Microwave Corp. *	3,255	121
Integrated Device Technology, Inc. *	58,580	332
Intersil Corp., Class A	20,700	279
IXYS Corp. *	7,300	51
Kulicke & Soffa Industries, Inc. *	67,380	311
Mattson Technology, Inc. *	91,480	302
Micrel, Inc.	9,850	74
Microsemi Corp. *	13,645	204
MKS Instruments, Inc. *	14,850	246
OmniVision Technologies, Inc. *	19,880	256
ON Semiconductor Corp. *	74,434	537
Photronics, Inc. *	167,425	645
PMC - Sierra, Inc. *	18,425	146
Power Integrations, Inc.	3,360	105
RF Micro Devices, Inc. *	264,945	1,020
Rudolph Technologies, Inc. *	14,180	89
Semtech Corp. *	8,805	132
Sigma Designs, Inc. (b)*	350	4
Silicon Image, Inc. *	7,960	19
Silicon Laboratories, Inc. *	4,190	177
Silicon Storage Technology, Inc. *	39,255	105
Skyworks Solutions, Inc. *	38,310	486
Standard Microsystems Corp. *	5,590	111
Tessera Technologies, Inc. *	6,890	118
Trident Microsystems, Inc. *	26,500	48
TriQuint Semiconductor, Inc. *	44,560	267
Ultra Clean Holdings, Inc. *	35,300	228
Varian Semiconductor Equipment Associates, Inc. *	9,512	279
Veeco Instruments, Inc. *	20,160	641
Verigy Ltd. *	21,620	234
Zoran Corp. *	20,235	222

		13,011

Software & Services 5.1%
Acxiom Corp. *	35,115	540
Advent Software, Inc. *	2,560	97
Akamai Technologies, Inc. *	12,415	307
Amdocs Ltd. *	3,280	94
ANSYS, Inc. *	6,600	276
Ariba, Inc. *	12,745	160
Blackboard, Inc. *	2,720	107
CDC Corp., Class A *	54,190	125
CIBER, Inc. *	56,370	182
Commtouch Software Ltd. (b)*	2,000	8
Compuware Corp. *	44,200	335
Concur Technologies, Inc. *	4,300	171
CSG Systems International, Inc. *	8,645	168
DealerTrack Holdings, Inc. *	4,295	77
Digital River, Inc. *	1,050	26
EarthLink, Inc.	32,075	260
Epicor Software Corp. *	24,065	185
EPIQ Systems, Inc. *	7,870	94
Equinix, Inc. *	2,770	267
Euronet Worldwide, Inc. *	15,295	312
Exlservice Holdings, Inc. *	2,700	49
FactSet Research Systems, Inc.	2,465	155
Fair Isaac Corp.	14,705	323
Forrester Research, Inc. *	2,725	74
Gartner, Inc. *	7,800	167
Genpact Ltd. *	9,750	135
Global Cash Access Holdings, Inc. *	23,735	192
Global Payments, Inc.	8,370	372
GSI Commerce, Inc. *	8,280	188
Heartland Payment Systems, Inc.	8,165	117
iGATE Corp.	600	6
infoGROUP, Inc. *	22,035	170
Informatica Corp. *	8,055	191
Internap Network Services Corp. *	4,300	19
Ipass, Inc. *	27,100	30
j2 Global Communications, Inc. *	5,285	109
Jack Henry & Associates, Inc.	12,180	267
JDA Software Group, Inc. *	8,485	222
Kenexa Corp. *	11,400	113
Lawson Software, Inc. *	26,700	162
Lionbridge Technologies, Inc. *	41,200	96
Manhattan Associates, Inc. *	1,495	31
ManTech International Corp., Class A *	4,300	206
Marchex, Inc., Class B	5,900	32
MAXIMUS, Inc.	2,745	131
Mentor Graphics Corp. *	37,420	300
MICROS Systems, Inc. *	10,840	310
MicroStrategy, Inc., Class A *	2,728	256
ModusLink Global Solutions, Inc. *	74,275	754
Ness Technologies, Inc. *	8,700	48
Net 1 UEPS Technologies, Inc. *	9,460	169
NeuStar, Inc., Class A *	6,175	139

 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Novell, Inc. *	71,815	321
Nuance Communications, Inc. *	19,515	293
Openwave Systems, Inc. *	221,935	495
Parametric Technology Corp. *	24,040	398
Progress Software Corp. *	6,050	170
Quest Software, Inc. *	10,380	179
Rackspace Hosting, Inc. *	6,720	122
Radiant Systems, Inc. *	10,200	118
RealNetworks, Inc. *	35,545	150
Red Hat, Inc. *	8,700	237
Renaissance Learning, Inc.	1,440	19
Rovi Corp. *	8,169	236
Salesforce.com, Inc. *	1,935	123
Sapient Corp. *	20,980	163
SAVVIS, Inc. *	6,860	108
SINA Corp. *	3,180	115
Solera Holdings, Inc.	5,860	194
SonicWALL, Inc. *	11,355	87
SRA International, Inc., Class A *	11,315	195
StarTek, Inc. (b)*	19,400	144
Switch and Data Facilities Co. *	2,100	38
Sybase, Inc. *	5,950	242
Symyx Technologies, Inc. *	5,610	28
Syntel, Inc.	3,955	133
Take-Two Interactive Software, Inc. *	31,855	296
TeleTech Holdings, Inc. *	14,510	276
THQ, Inc. *	90,610	457
TIBCO Software, Inc. *	39,830	357
TNS, Inc. *	30,095	689
Tyler Technologies, Inc. *	1,980	37
United Online, Inc.	25,827	163
ValueClick, Inc. *	21,880	202
VeriFone Holdings, Inc. *	17,000	302
VistaPrint N.V. *	820	46
WebMD Health Corp. (b)*	11,908	464
Websense, Inc. *	1,490	28

		16,949

Technology Hardware & Equipment 5.5%
3Com Corp. *	72,120	537
Adaptec, Inc. *	21,695	66
ADC Telecommunications, Inc. *	86,720	460
ADTRAN, Inc.	11,245	238
Agilysys, Inc.	24,422	205
Arris Group, Inc. *	31,705	318
Aviat Networks, Inc. *	85,260	613
Avid Technology, Inc. *	10,525	133
Bel Fuse, Inc., Class B	4,300	82
Black Box Corp.	8,140	224
Blue Coat Systems, Inc. *	2,400	59
Checkpoint Systems, Inc. *	19,480	312
Ciena Corp. *	27,160	346
Cogent, Inc. *	2,480	26
Cognex Corp.	7,065	116
Coherent, Inc. *	11,040	328
Comtech Telecommunications Corp. *	3,670	130
CPI International, Inc. *	500	6
CTS Corp.	25,395	193
Daktronics, Inc.	9,265	72
Digi International, Inc. *	4,200	40
Dolby Laboratories, Inc., Class A *	7,845	395
EchoStar Corp., Class A *	11,200	215
Electro Rent Corp.	5,905	69
Electro Scientific Industries, Inc. *	12,735	143
Electronics for Imaging, Inc. *	11,802	137
EMS Technologies, Inc. *	2,400	31
Emulex Corp. *	27,865	313
Extreme Networks, Inc. *	8,365	21
F5 Networks, Inc. *	7,540	373
Finisar Corp. *	16,830	173
FLIR Systems, Inc. *	8,790	260
Gerber Scientific, Inc. *	38,900	191
Hughes Communications, Inc. *	4,130	107
Hutchinson Technology, Inc. *	69,100	465
Hypercom Corp. *	57,200	196
Imation Corp. *	29,685	265
Intermec, Inc. *	8,535	113
Intevac, Inc. *	5,600	80
IPG Photonics Corp. *	6,960	100
Itron, Inc. *	4,725	291
Ixia *	10,215	76
L-1 Identity Solutions, Inc. *	29,760	223
Littelfuse, Inc. *	8,845	266
LoJack Corp. *	3,000	13
Loral Space & Communications, Inc. *	8,850	252
Measurement Specialties, Inc. *	10,200	122
Mercury Computer Systems, Inc. *	11,500	137
Merix Corp. *	61,400	148
Methode Electronics, Inc.	21,030	231
MTS Systems Corp.	3,780	97
Multi-Fineline Electronix, Inc. *	2,420	58
Nam Tai Electronics, Inc. *	34,240	164
National Instruments Corp.	6,495	191
NETGEAR, Inc. *	7,350	152
Newport Corp. *	17,630	150
Novatel Wireless, Inc. *	1,000	7
Nu Horizons Electronics Corp. *	34,300	141
Opnext, Inc. *	52,000	98
OSI Systems, Inc. *	5,090	135
Palm, Inc. (b)*	28,015	291
Park Electrochemical Corp.	6,210	163
PC Connection, Inc. *	20,000	128
PC Mall, Inc. *	24,300	124
Plantronics, Inc.	15,710	415
Plexus Corp. *	14,680	499
Polycom, Inc. *	16,370	367
Powerwave Technologies, Inc. *	268,820	368
QLogic Corp. *	19,680	338
RadiSys Corp. *	10,000	75
Richardson Electronics Ltd.	7,000	54
Rofin-Sinar Technologies, Inc. *	6,410	140
Rogers Corp. *	4,220	101
ScanSource, Inc. *	12,340	349
Silicon Graphics International Corp. *	15,860	127
Smart Modular Technologies (WWH), Inc. *	63,700	387
Sonus Networks, Inc. *	52,570	111
STEC, Inc. (b)*	5,400	76
Super Micro Computer, Inc. *	10,100	125
Sycamore Networks, Inc.	3,300	64
Symmetricom, Inc. *	13,200	67

12

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Synaptics, Inc. (b)*	3,105	79
Technitrol, Inc. (b)	106,310	476
Tekelec *	6,635	99
TESSCO Technologies, Inc.	1,000	19
Trimble Navigation Ltd. *	17,375	398
TTM Technologies, Inc. *	20,300	210
UTStarcom, Inc. *	265,300	573
ViaSat, Inc. *	5,115	140
Westell Technologies, Inc., Class A *	90,533	116
Xyratex Ltd. *	27,125	372
Zebra Technologies Corp., Class A *	12,520	327
Zygo Corp. *	7,500	79

		18,360

Telecommunication Services 0.8%
Alaska Communication Systems Group, Inc.	16,040	131
Atlantic Tele-Network, Inc.	2,200	107
Cbeyond, Inc. (b)*	1,960	24
Cincinnati Bell, Inc. *	118,015	343
Consolidated Communications Holdings, Inc.	9,800	168
General Communication, Inc., Class A *	17,560	104
Global Crossing Ltd. *	6,485	91
Globalstar, Inc. (b)*	46,080	44
Iowa Telecommunications Services, Inc.	8,930	146
NTELOS Holdings Corp.	5,740	93
PAETEC Holding Corp. *	53,900	171
SBA Communications Corp., Class A *	6,405	212
SureWest Communications *	9,170	82
Syniverse Holdings, Inc. *	7,265	122
tw telecom, Inc. *	28,595	441
USA Mobility, Inc.	24,205	251

		2,530

Transportation 2.8%
Air Transport Services Group, Inc. *	698,630	1,614
AirTran Holdings, Inc. *	54,395	262
Allegiant Travel Co. (b)*	2,080	106
American Commercial Lines, Inc. (b)*	5,261	81
Arkansas Best Corp.	17,140	386
Atlas Air Worldwide Holdings, Inc. *	20,400	748
CAI International, Inc. *	18,600	148
Celadon Group, Inc. *	10,980	108
Copa Holdings S.A., Class A	5,100	265
Covenant Transport Group, Inc., Class A *	27,950	101
Diana Shipping, Inc. *	14,635	194
DryShips, Inc. (b)*	66,220	364
Dynamex, Inc. *	2,000	32
Eagle Bulk Shipping, Inc. (b)*	49,960	250
Excel Maritime Carriers Ltd. (b)*	85,724	495
Forward Air Corp.	4,625	109
FreeSeas, Inc. (b)*	97,954	125
Genco Shipping & Trading Ltd. (b)*	13,645	261
Genesee & Wyoming, Inc., Class A *	6,565	193
Hawaiian Holdings, Inc. *	19,840	118
Heartland Express, Inc.	9,665	134
Horizon Lines, Inc., Class A	30,050	142
Hub Group, Inc., Class A *	9,110	220
Kirby Corp. *	7,520	244
Knight Transportation, Inc.	7,225	131
Landstar System, Inc.	6,970	253
Marten Transport Ltd. *	5,800	102
Old Dominion Freight Line, Inc. *	10,600	292
P.A.M. Transportation Services, Inc. *	12,700	129
Pacer International, Inc. *	45,360	136
Park-Ohio Holdings Corp. *	32,900	301
Pinnacle Airlines Corp. *	79,900	608
Quality Distribution, Inc. *	19,500	79
Republic Airways Holdings, Inc. *	31,330	153
Saia, Inc. *	13,100	157
TBS International plc, Class A (b)*	10,400	63
Ultrapetrol Bahamas Ltd. *	31,900	148
Universal Truckload Services, Inc.	3,600	61
USA Truck, Inc. *	4,400	54

		9,367

Utilities 1.2%
ALLETE, Inc.	9,420	295
American States Water Co.	2,615	87
Avista Corp.	18,580	379
California Water Service Group	2,040	74
Central Vermont Public Services Corp.	2,645	52
CH Energy Group, Inc.	5,305	210
Chesapeake Utilities Corp.	1,050	31
Cleco Corp.	12,980	336
El Paso Electric Co. *	17,490	337
ITC Holdings Corp.	4,170	224
MGE Energy, Inc.	5,900	197
Middlesex Water Co.	3,500	60
Northwest Natural Gas Co.	6,205	269
NorthWestern Corp.	15,525	380
Ormat Technologies, Inc.	500	17
SJW Corp.	3,320	73
South Jersey Industries, Inc.	4,240	162
Southwest Water Co.	1,800	11
The Empire District Electric Co.	12,210	225
The Laclede Group, Inc.	5,540	179
UIL Holdings Corp.	11,025	299

		3,897

Total Common Stock (Cost $272,402)		327,494

Other Investment Company 1.6% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	5,350,353	5,350

Total Other Investment Company (Cost $5,350)		5,350

 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Rights 0.0% of net assets

Banks 0.0%
Flagstar Bancorp, Inc. (c)(d)*	1,139,501	—

Consumer Services 0.0%
Ruth’s Hospitality Group, Inc. *	33,200	4

Total Rights (Cost $—)		4

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	535	535

Total Short-Term Investment (Cost $535)		535

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 4.2% of net assets

State Street Navigator Security Lending Prime Portfolio	13,934,548	13,935

Total Collateral Invested for Securities on Loan (Cost $13,935)		13,935

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10 tax basis cost of the fund’s investments was $279,883 and the unrealized appreciation and depreciation were $80,216 and ($26,716), respectively, with a net unrealized appreciation of $53,500.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by Management.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

CDI —	CHESS Depositary Interest.
REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

Russell 2000 Index, mini, Long, expires 03/19/10	80	4,808	52

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

14

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$327,494	$—	$—	$327,494
Other Investment Company	5,350	—	—	5,350
Rights	4	—	—	4
Short-Term Investment(a)	—	535	—	535

Total	$332,848	$535	$—	$333,383

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,935	$—	$—	$13,935
Futures Contracts*	52	—	—	52

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31 ,2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46847JAN10

 15

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.3%	Common Stock	261,138	247,955
	1.1%	Other Investment Company	3,082	2,886
	0.5%	Preferred Stock	1,892	1,349
	—%	Warrants	3	3
	0.3%	Short-Term Investment	781	781

	100.2%	Total Investments	266,896	252,974
	2.0%	Collateral Invested for Securities on Loan	5,040	5,040
(2	.2)%	Other Assets and Liabilities, Net		(5,663)

	100.0%	Total Net Assets		252,351

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.3% of net assets

Australia 7.0%

Banks 1.7%
Australia & New Zealand Banking Group Ltd.	51,567	987
Commonwealth Bank of Australia	27,850	1,306
National Australia Bank Ltd.	52,537	1,220
Westpac Banking Corp.	37,129	779

		4,292

Capital Goods 0.0%
Leighton Holdings Ltd.	2,849	96

Commercial & Professional Supplies 0.1%
Brambles Ltd.	26,278	151

Consumer Services 0.1%
Crown Ltd.	16,257	111
TABCORP Holdings Ltd.	17,100	106
Tatts Group Ltd.	16,720	34

		251

Diversified Financials 0.2%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	13,124	578

		578

Energy 0.1%
Caltex Australia Ltd. *	5,858	46
Origin Energy Ltd.	5,817	82
Santos Ltd.	7,128	83
Woodside Petroleum Ltd.	3,929	146

		357

Food & Staples Retailing 0.3%
Metcash Ltd.	12,843	48
Wesfarmers Ltd.	18,836	457
Wesfarmers Ltd., Price Protected Shares	2,838	69
Woolworths Ltd.	12,712	290

		864

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	5,539	53
Foster’s Group Ltd.	18,195	86

		139

Insurance 0.4%
AMP Ltd.	35,319	194
AXA Asia Pacific Holdings Ltd.	26,566	153
Insurance Australia Group Ltd.	45,538	153
QBE Insurance Group Ltd.	10,798	218
Suncorp.-Metway Ltd.	50,952	398

		1,116

Materials 1.4%
Amcor Ltd.	35,292	184
BHP Billiton Ltd.	43,350	1,507
BlueScope Steel Ltd.	120,519	278
Boral Ltd.	28,114	131
Incitec Pivot Ltd.	21,282	63
OneSteel Ltd.	57,557	157
Orica Ltd.	6,903	147
PaperlinX Ltd. *	73,505	40
Rio Tinto Ltd.	14,519	868
Sims Metal Management Ltd.	4,105	77

		3,452

Media 0.1%
Consolidated Media Holdings Ltd.	19,670	52
Fairfax Media Ltd.	40,372	62

		114

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	2,103	58

Real Estate 1.1%
CFS Retail Property Trust	30,172	49
Dexus Property Group	166,149	121
FKP Property Group	1,960,557	1,208
Goodman Group	716,963	364
GPT Group	527,376	263
Lend Lease Corp., Ltd.	20,345	168
Mirvac Group	141,838	181
Stockland	78,413	256
Westfield Group	18,700	208

		2,818

Telecommunication Services 0.1%
Telstra Corp., Ltd.	76,575	226

Transportation 0.8%
ConnectEast Group	612,521	226
Macquarie Airports	223,967	548
Macquarie Atlas Roads Group *	23,527	19
Macquarie Infrastructure Group	117,639	126

 1

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Qantas Airways Ltd.	62,752	157
Toll Holdings Ltd.	11,834	89
Transurban Group	174,243	804

		1,969

Utilities 0.5%
AGL Energy Ltd.	5,486	67
APA Group	146,498	413
Babcock & Brown Infrastructure Group *	771	2
Babcock & Brown Wind Partners	177,241	208
SP Ausnet	557,567	441

		1,131

		17,612

Austria 0.7%

Banks 0.3%
Erste Group Bank AG	14,887	562
Raiffeisen International Bank-Holding AG	1,611	80

		642

Capital Goods 0.1%
Strabag SE	1,536	42
Wienerberger AG *	7,671	143

		185

Energy 0.1%
OMV AG	3,798	150

Insurance 0.0%
Vienna Insurance Group AG	645	31

Materials 0.1%
Voestalpine AG	6,176	216

Real Estate 0.1%
IMMOEAST AG (c)*	42,689	207
Immofinanz Immobilien Anlagen AG (c)*	51,912	171

		378

Telecommunication Services 0.0%
Telekom Austria AG	5,981	82

Utilities 0.0%
Oesterreichische Eletrizitaetswirtschafts-AG A Shares	312	13

		1,697

Belgium 1.7%

Banks 0.5%
Dexia S.A. *	77,409	479
KBC GROEP N.V. *	18,280	787

		1,266

Diversified Financials 0.1%
Banque Nationale de Belgique	9	44
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	604	30
Groupe Bruxelles Lambert S.A.	1,535	140
KBC Ancora *	2,159	50
Sofina S.A.	610	55

		319

Food & Staples Retailing 0.1%
Delhaize Group	2,158	169

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	5,309	265

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	14,562	105

Insurance 0.7%
Fortis *	476,201	1,676

Materials 0.1%
Solvay S.A.	1,116	111
Umicore	3,384	104

		215

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	2,866	128

Retailing 0.0%
S.A. D’Ieteren N.V.	163	70

Telecommunication Services 0.0%
Belgacom S.A.	2,357	86

		4,299

Canada 5.3%

Automobiles & Components 0.1%
Magna International, Inc., Class A	6,459	355

Banks 1.5%
Bank of Montreal	13,913	677
Bank of Nova Scotia	16,248	681
Canadian Imperial Bank of Commerce	7,077	423
National Bank of Canada	2,830	149
Royal Bank of Canada (c)	21,522	1,052
The Toronto-Dominion Bank	13,859	817

		3,799

Capital Goods 0.1%
Bombardier, Inc., Class B	36,268	171
Finning International, Inc.	3,780	61

		232

Diversified Financials 0.1%
IGM Financial, Inc.	1,720	67
Onex Corp.	5,461	126

		193

Energy 1.0%
Canadian Natural Resources Ltd.	5,950	380
Cenovus Energy, Inc.	8,109	187
Enbridge, Inc.	3,419	149
EnCana Corp.	8,109	248
Husky Energy, Inc.	2,867	71
Imperial Oil Ltd.	2,023	73
Nexen, Inc.	5,326	117
Suncor Energy, Inc.	24,145	762
Talisman Energy, Inc.	13,681	226
TransCanada Corp.	7,435	238

		2,451

2

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	4,237	80
Empire Co., Ltd, Class A	1,633	73
George Weston Ltd.	1,305	84
Loblaw Cos., Ltd.	2,364	78
Metro, Inc., Class A	1,440	53
Shoppers Drug Mart Corp.	1,559	62
The Jean Coutu Group (PJC), Inc., Class A	6,123	55

		485

Insurance 0.8%
Fairfax Financial Holdings Ltd.	262	89
Great-West Lifeco, Inc.	5,120	124
Intact Financial Corp.	1,623	57
Manulife Financial Corp.	39,348	719
Power Corp. of Canada	14,015	368
Power Financial Corp.	6,114	173
Sun Life Financial, Inc.	14,490	423

		1,953

Materials 0.7%
Agrium, Inc.	1,012	57
Barrick Gold Corp.	4,858	169
Gerdau Ameristeel Corp.	4,948	37
Goldcorp, Inc.	3,010	102
Kinross Gold Corp.	2,453	40
Potash Corp. of Saskatchewan, Inc.	914	90
Teck Resources Ltd., Class B *	34,457	1,128
Yamana Gold, Inc.	3,576	36

		1,659

Media 0.2%
Quebecor, Inc., Class B	3,692	99
Shaw Communications, Inc., Class B	2,877	53
Thomson Reuters Corp.	11,007	368

		520

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biovail Corp.	2,694	39

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	8,655	175
Brookfield Properties Corp.	7,591	91
RioCan Real Estate Investment Trust	2,872	51

		317

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	1,619	81
Sears Canada, Inc. *	1,169	26

		107

Software & Services 0.0%
CGI Group, Inc., Class A *	4,717	62

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	19,312	188
Research In Motion Ltd. *	1,453	92

		280

Telecommunication Services 0.1%
BCE, Inc.	5,353	138
Rogers Communications, Inc., Class B	3,404	106
Telus Corp.	2,378	74
Telus Corp. - Non Voting	731	22

		340

Transportation 0.2%
Canadian National Railway Co.	4,923	245
Canadian Pacific Railway Ltd.	2,832	134

		379

Utilities 0.1%
ATCO Ltd., Class I	1,433	60
Canadian Utilities Ltd., Class A	1,280	52
TransAlta Corp.	1,869	39

		151

		13,322

Denmark 0.8%

Banks 0.4%
Danske Bank A/S *	45,912	1,091

Capital Goods 0.0%
Vestas Wind Systems A/S *	790	41

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	1,684	125
Danisco A/S	971	68

		193

Insurance 0.0%
Trygvesta A/S	407	25

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	2,438	165

Transportation 0.2%
AP Moller - Maersk A/S, Series A	25	187
AP Moller - Maersk A/S, Series B	41	320

		507

		2,022

Finland 1.3%

Capital Goods 0.2%
Kone Oyj, Class B	1,677	68
Metso Corp. Oyj	6,598	221
Wartsila Corp. Oyj	1,894	89
YIT Oyj	4,722	105

		483

Diversified Financials 0.0%
Pohjola Bank plc	3,494	36

Energy 0.0%
Neste Oil Oyj	4,129	68

Food & Staples Retailing 0.1%
Kesko Oyj, Class B	3,121	100

Insurance 0.1%
Sampo Oyj, Class A	12,914	312

Materials 0.4%
M-real Oyj, Class B *	107,853	256
Outokumpu Oyj	5,141	93
Rautaruukki Oyj	3,446	70

 3

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Stora Enso Oyj, Class R *	45,222	278
UPM-Kymmene Oyj	22,702	249

		946

Media 0.0%
Sanoma Oyj	1,294	29

Technology Hardware & Equipment 0.4%
Nokia Corp.	66,702	915

Telecommunication Services 0.0%
Elisa Oyj	2,948	64

Utilities 0.1%
Fortum Oyj	7,923	201

		3,154

France 10.3%

Automobiles & Components 1.0%
Compagnie Generale des Etablissements Michelin, Class B	4,458	345
Faurecia *	5,415	114
PSA Peugeot Citroen *	21,785	707
Renault S.A. *	25,305	1,188
Valeo S.A. *	6,651	219

		2,573

Banks 2.0%
BNP Paribas	37,568	2,684
Credit Agricole S.A.	31,236	490
Natixis *	55,148	254
Societe Generale	26,049	1,507

		4,935

Capital Goods 1.2%
Alstom S.A.	2,035	136
Bouygues S.A.	6,786	334
Compagnie de Saint-Gobain	18,969	906
Eiffage S.A.	2,102	110
Legrand S.A.	1,686	49
Nexans S.A.	738	59
Rexel S.A. *	4,577	64
Safran S.A.	4,194	82
Schneider Electric S.A.	4,098	423
Thales S.A.	1,162	53
Vallourec S.A.	1,072	184
Vinci S.A.	8,273	442
Wendel	1,237	67

		2,909

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,656	167
Hermes International	463	64
LVMH Moet Hennessy Louis Vuitton S.A.	3,735	407
Nexity	1,799	65
Thomson *	49,056	66

		769

Consumer Services 0.1%
Accor S.A.	2,234	113
Sodexo (c)	2,013	110

		223

Diversified Financials 0.1%
Eurazeo	2,035	147

Energy 1.0%
Cie Generale De Geophysique - Veritas *	3,297	80
Technip S.A.	1,550	106
Total S.A.	40,294	2,329

		2,515

Food & Staples Retailing 0.4%
Carrefour S.A.	17,674	863
Casino Guichard-Perrachon S.A.	1,050	86
Rallye S.A.	3,067	108

		1,057

Food, Beverage & Tobacco 0.2%
DANONE S.A.	5,755	329
Pernod Ricard S.A.	2,712	218

		547

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,478	86

Household & Personal Products 0.1%
L’Oreal S.A.	2,425	256

Insurance 1.1%
AXA S.A.	126,474	2,604
CNP Assurances	1,442	128
Euler Hermes S.A.	565	46
SCOR SE	2,636	61

		2,839

Materials 0.5%
Air Liquide S.A.	2,671	283
Arkema	3,360	128
Ciments Francais S.A.	291	28
Eramet	152	46
Imerys S.A.	1,352	75
Lafarge S.A.	7,432	550
Rhodia S.A. *	5,000	89
Sequana *	2,935	32

		1,231

Media 0.4%
Eutelsat Communications	841	27
Lagardere S.C.A.	3,209	124
M6 Metropole Television	1,932	51
Publicis Groupe	2,060	85
Societe Television Francaise 1	6,996	121
Vivendi	23,159	602

		1,010

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Sanofi-Aventis	12,431	919

Real Estate 0.2%
Fonciere des Regions	929	92
Gecina S.A.	630	63
Klepierre	2,024	75
Unibail-Rodamco SE	1,329	288

		518

Retailing 0.1%
PPR	2,853	348

4

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Software & Services 0.1%
Atos Origin S.A. *	1,799	84
Cap Gemini S.A.	2,842	126

		210

Technology Hardware & Equipment 0.2%
Alcatel-Lucent *	143,919	485

Telecommunication Services 0.3%
France Telecom S.A.	38,126	874

Transportation 0.1%
Aeroports de Paris	357	28
Air France-KLM *	12,468	203

		231

Utilities 0.5%
Electricite de France	3,611	194
GDF Suez	9,683	366
Suez Environnement Co.	9,383	213
Veolia Environnement	13,262	435

		1,208

		25,890

Germany 8.8%

Automobiles & Components 1.4%
Bayerische Motoren Werke AG	13,336	570
Daimler AG - Reg’d	62,768	2,887
Volkswagen AG	1,016	89

		3,546

Banks 0.4%
Commerzbank AG (c)*	108,177	836
Deutsche Postbank AG *	4,467	136

		972

Capital Goods 0.9%
BayWa AG	1,800	67
Bilfinger Berger AG	1,248	90
GEA Group AG	3,161	65
Heidelberger Druckmaschinen AG *	8,248	59
Hochtief AG	2,724	203
MAN SE	3,604	241
Siemens AG - Reg’d (c)	15,632	1,394
Tognum AG	3,400	59

		2,178

Consumer Durables & Apparel 0.1%
Adidas AG	2,705	138

Consumer Services 0.1%
TUI AG *	24,476	226

Diversified Financials 1.0%
Deutsche Bank AG - Reg’d	37,830	2,307
Deutsche Boerse AG	1,599	105

		2,412

Food & Staples Retailing 0.1%
Metro AG	6,875	377

Health Care Equipment & Services 0.1%
Celesio AG	3,162	92
Fresenius Medical Care AG & Co. KGaA	1,884	96

		188

Household & Personal Products 0.0%
Beiersdorf AG	499	29
Henkel AG & Co. KGaA	1,314	57

		86

Insurance 1.0%
Allianz SE - Reg’d	17,413	1,928
Generali Deutschland Holding AG	222	23
Hannover Rueckversicherung AG - Reg’d *	1,211	56
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	4,381	656

		2,663

Materials 1.2%
BASF SE	23,688	1,348
HeidelbergCement AG	7,915	478
K&S AG	1,100	62
Lanxess AG	3,798	144
Linde AG	1,829	201
Salzgitter AG	1,148	101
ThyssenKrupp AG (c)	18,282	578
Wacker Chemie AG	278	36

		2,948

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Bayer AG	9,319	637
Merck KGaA	1,740	155

		792

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG *	217,018	1,198

Software & Services 0.1%
SAP AG	4,707	215

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	82,490	1,068

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	9,600	154
Deutsche Post AG - Reg’d	38,497	671
Fraport AG	622	32

		857

Utilities 0.9%
E.ON AG	43,924	1,616
RWE AG	6,788	602

		2,218

		22,082

Greece 0.5%

Banks 0.3%
Alpha Bank A.E. *	20,410	196
EFG Eurobank Ergasias *	17,740	151
National Bank of Greece S.A. *	13,988	306
Piraeus Bank S.A. *	10,848	91

		744

Consumer Services 0.0%
OPAP S.A.	3,096	67

Diversified Financials 0.0%
Marfin Financial Group S.A. *	11,443	32

 5

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Energy 0.0%
Hellenic Petroleum S.A.	6,016	74

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	2,269	52

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	7,275	100

Utilities 0.1%
Public Power Corp. S.A. *	5,333	100

		1,169

Hong Kong 1.9%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	81,000	168
Hang Seng Bank Ltd.	7,800	109
The Bank of East Asia Ltd.	32,470	111

		388

Capital Goods 0.2%
Citic Pacific Ltd.	31,000	66
Hutchison Whampoa Ltd. (c)	63,000	429
Jardine Matheson Holdings Ltd.	2,600	77
Jardine Strategic Holdings Ltd.	3,000	51

		623

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	9,000	28

Consumer Services 0.0%
Shangri-La Asia Ltd.	14,000	24
SJM Holdings Ltd.	99,000	49

		73

Diversified Financials 0.0%
Guoco Group Ltd.	4,000	39
Hong Kong Exchanges & Clearing Ltd.	5,000	84

		123

Energy 0.1%
CNOOC Ltd.	144,100	202

Materials 0.0%
Fosun International	43,000	30

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	20,500	241
China Overseas Land & Investment Ltd.	12,000	21
Hang Lung Group Ltd.	14,000	63
Hang Lung Properties Ltd.	22,000	75
Henderson Land Development Co., Ltd.	16,569	104
Hongkong Land Holdings Ltd.	36,000	168
Kerry Properties Ltd.	10,500	47
New World Development Co., Ltd.	65,000	106
Sino Land Co., Ltd.	40,000	66
Sun Hung Kai Properties Ltd.	24,600	315
Swire Pacific Ltd., Class A	25,000	271
The Link REIT	23,500	56
The Wharf (Holdings) Ltd.	26,000	128

		1,661

Retailing 0.1%
China Resources Enterprise Ltd.	22,000	72
Esprit Holdings Ltd.	11,784	83
Li & Fung Ltd.	22,000	101

		256

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	919,000	69

Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. *	64,000	67
Lenovo Group Ltd.	244,000	167

		234

Telecommunication Services 0.3%
China Mobile Ltd.	33,500	315
China Unicom (Hong Kong) Ltd.	70,056	78
Hutchison Telecommunications Hong Kong Holdings Ltd.	539,000	90
Hutchison Telecommunications International Ltd. *	544,000	149

		632

Transportation 0.1%
Cathay Pacific Airways Ltd. *	40,800	67
China Merchants Holdings International Co., Ltd.	12,000	40
Cosco Pacific Ltd.	24,000	35
MTR Corp., Ltd.	16,000	52
Orient Overseas International Ltd.	15,000	101

		295

Utilities 0.1%
China Resources Power Holdings Co., Ltd.	3,000	6
CLP Holdings Ltd.	16,500	112
Hong Kong & China Gas Co., Ltd.	27,290	59
Hongkong Electric Holdings Ltd.	13,000	73

		250

		4,864

Ireland 1.3%

Banks 0.8%
Allied Irish Banks plc *	430,547	758
Anglo Irish Bank Corp. plc (a)(b)	9,106	—
The Governor & Company of the Bank of Ireland *	738,367	1,339

		2,097

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,700	50

Insurance 0.2%
Irish Life & Permament Group Holdings plc *	94,759	404

Materials 0.2%
CRH plc	11,983	289
Smurfit Kappa Group plc *	18,472	169

		458

Media 0.1%
WPP plc	34,017	314

6

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.0%
Ryanair Holdings plc *	6,394	30

		3,353

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	26,039	111
Bank Leumi Le-israel *	18,794	81
Israel Discount Bank Class A *	21,627	49

		241

Capital Goods 0.1%
Delek Group Ltd.	238	53
Discount Investment Corp. - Reg’d	1,886	44
IDB Holding Corp., Ltd.	1,361	52

		149

Energy 0.0%
Oil Refineries Ltd. *	103,999	53

Materials 0.0%
Israel Chemicals Ltd.	2,811	36
The Israel Corp., Ltd. *	71	52

		88

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	2,982	169

Real Estate 0.0%
Delek Real Estate Ltd. *	1	—

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	14,420	37
Cellcom Israel Ltd.	980	31

		68

		768

Italy 4.7%

Automobiles & Components 0.3%
Fiat S.p.A. *	56,731	711
Pirelli & C. S.p.A. *	229,132	133

		844

Banks 1.8%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	4,993	13
Banca Monte dei Paschi di Siena S.p.A.	74,383	120
Banca Popolare Di Milano Scarl	18,882	122
Banco Popolare Societa Cooperativa *	52,584	333
Intesa Sanpaolo *	272,129	1,036
UniCredit S.p.A. *	986,806	2,721
Unione di Banche Italiane S.C.P.A.	16,309	224

		4,569

Capital Goods 0.1%
C.I.R. S.p.A. - Compagnie Industriali Riunite *	20,035	46
Finmeccanica S.p.A.	7,705	107
Prysmian S.p.A.	4,075	74

		227

Consumer Durables & Apparel 0.0%
Benetton Group S.p.A.	386	3
Luxottica Group S.p.A.	1,686	44

		47

Consumer Services 0.0%
Autogrill S.p.A. *	4,145	50
Lottomatica S.p.A.	679	14

		64

Diversified Financials 0.1%
Exor S.p.A.	5,716	94
Mediobanca S.p.A. *	8,755	96

		190

Energy 0.6%
Eni S.p.A.	57,910	1,346
ERG S.p.A.	2,182	29
Saipem S.p.A.	4,086	132
Saras S.p.A.	7,416	21

		1,528

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	31,641	79

Insurance 0.6%
Assicurazioni Generali S.p.A.	43,860	1,043
Fondiaria - Sai S.p.A.	6,426	104
Fondiaria-Sai S.p.A.	3,283	36
Mediolanum S.p.A.	2,121	12
Milano Assicurazioni S.p.A.	8,855	24
Premafin Finanziaria S.p.A. *	24,323	36
Societa Cattolica di Assicurazioni S.c.r.l. *	1,827	56
Unipol Gruppo Finanziario S.p.A. *	33,658	41

		1,352

Materials 0.1%
Buzzi Unicem S.p.A.	2,848	42
Italcementi S.p.A.	2,709	34
Italcementi S.p.A. - RNC	5,810	38
Italmobiliare S.p.A. *	2,456	74

		188

Media 0.1%
Mediaset S.p.A.	22,261	169
Telecom Italia Media S.p.A. *	416,771	54

		223

Telecommunication Services 0.4%
Telecom Italia S.p.A.	522,205	781
Telecom Italia S.p.A. - RNC	242,501	281

		1,062

Transportation 0.1%
Atlantia S.p.A.	5,995	150

Utilities 0.5%
A2A S.p.A.	20,434	39
Edison S.p.A.	8,682	13
Enel S.p.A.	203,047	1,091
Hera S.p.A.	5,849	14
Snam Rete Gas S.p.A.	19,764	93

 7

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Terna - Rete Elettrica Nationale S.p.A.	15,896	64

		1,314

		11,837

Japan 14.0%

Automobiles & Components 2.1%
Aisin Seiki Co., Ltd.	4,900	129
Bridgestone Corp.	11,800	188
Calsonic Kansei Corp. *	12,000	33
Daihatsu Motor Co., Ltd.	3,000	29
Denso Corp.	7,500	220
Fuji Heavy Industries Ltd. *	21,000	99
Honda Motor Co., Ltd.	22,500	762
Isuzu Motors Ltd. *	68,000	145
Mazda Motor Corp. *	106,000	288
Mitsubishi Motors Corp. (c)*	64,000	88
NGK Spark Plug Co., Ltd.	2,000	23
Nissan Motor Co., Ltd. *	121,100	984
Nok Corp.	3,600	54
Sumitomo Rubber Industries Ltd.	2,800	22
Suzuki Motor Corp.	7,700	174
Takata Corp.	2,700	59
Toyoda Gosei Co., Ltd.	1,200	33
Toyota Auto Body Co., Ltd.	600	11
Toyota Boshoku Corp.	1,700	37
Toyota Industries Corp.	2,900	85
Toyota Motor Corp.	43,400	1,669
Yamaha Motor Co., Ltd.	5,200	71

		5,203

Banks 1.0%
Aozora Bank Ltd. *	16,000	20
Chuo Mitsui Trust Holdings, Inc.	21,000	74
Fukuoka Financial Group, Inc.	12,000	44
Hokuhoku Financial Group, Inc.	17,000	35
Mitsubishi UFJ Financial Group, Inc.	182,734	940
Mizuho Financial Group, Inc.	227,016	438
Mizuho Trust & Banking Co., Ltd. *	11,000	11
OSAKA Titanium technologies Co., Ltd.	19,010	614
Resona Holdings, Inc.	1,558	20
Sapporo Hokuyo Holdings, Inc.	11,333	46
Shinsei Bank Ltd. *	51,000	63
The Bank of Kyoto Ltd.	3,000	25
The Bank of Yokohama Ltd.	10,000	47
The Chiba Bank Ltd.	7,000	42
The Gunma Bank Ltd.	3,000	16
The Hachijuni Bank Ltd.	5,000	29
The Joyo Bank Ltd.	6,000	24
The Shizuoka Bank Ltd.	4,000	35
The Sumitomo Trust & Banking Co., Ltd.	24,000	133

		2,656

Capital Goods 2.1%
Amada Co., Ltd.	7,000	47
Asahi Glass Co., Ltd.	25,000	249
Daikin Industries Ltd.	2,400	89
Fanuc Ltd.	1,000	96
Fuji Electric Holdings Co., Ltd. *	37,000	73
Fujikura Ltd.	14,000	75
Hankyu Hanshin Holdings, Inc.	11,000	51
Hanwa Co., Ltd.	14,000	51
Hino Motors Ltd. *	13,700	51
Hitachi Construction Machinery Co., Ltd.	1,800	38
IHI Corp. *	43,000	66
Itochu Corp.	27,000	211
JFE Shoji Holdings, Inc.	7,000	25
JS Group Corp.	5,300	94
JTEKT Corp.	10,600	120
Kajima Corp.	26,000	54
Kanematsu Corp. *	41,000	32
Kawasaki Heavy Industries Ltd.	31,000	80
Kinden Corp.	3,000	27
Komatsu Ltd.	14,300	288
Kubota Corp.	9,000	81
Marubeni Corp.	42,000	244
Matsushita Electric Works Ltd.	5,000	55
Mitsubishi Corp.	22,600	546
Mitsubishi Electric Corp. *	41,000	320
Mitsubishi Heavy Industries Ltd.	68,000	237
Mitsui & Co., Ltd.	25,000	368
Nagase & Co., Ltd.	1,000	12
NEC Leasing Ltd.	1,500	21
NGK Insulators Ltd.	2,000	44
Nippon Sheet Glass Co., Ltd.	18,000	46
Nippon Steel Trading Co., Ltd.	12,000	19
NSK Ltd.	11,000	80
NTN Corp.	14,000	60
Obayashi Corp.	13,000	46
Shimizu Corp.	14,000	53
SMC Corp.	500	60
Sojitz Corp.	176,100	324
Sumikin Bussan Corp.	7,000	14
Sumitomo Corp.	18,300	206
Sumitomo Electric Industries Ltd.	14,300	187
Sumitomo Heavy Industries Ltd. *	11,000	56
Taisei Corp.	30,000	58
The Furukawa Electric Co., Ltd.	15,000	72
Toto Ltd.	6,000	36
Toyota Tsusho Corp.	8,700	132

		5,194

Commercial & Professional Supplies 0.1%
Dai Nippon Printing Co., Ltd.	12,000	164
Secom Co., Ltd.	1,600	72
Toppan Printing Co., Ltd.	15,000	131

		367

Consumer Durables & Apparel 1.1%
Casio Computer Co., Ltd.	3,500	26
Chofu Seisakusho Co., Ltd.	4,000	93
HASEKO Corp. *	92,500	78
Makita Corp.	1,300	44
NAMCO BANDAI Holdings, Inc.	2,500	25
Nikon Corp.	4,000	82
Panasonic Corp.	49,300	770
Pioneer Corp. (c)*	28,600	111
Sankyo Co., Ltd.	400	21
Sanyo Electric Co., Ltd. *	78,000	130
Sega Sammy Holdings, Inc.	2,800	32
Sekisui Chemical Co., Ltd.	9,000	61

8

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Sekisui House Ltd.	12,000	113
Sharp Corp.	21,000	251
Sony Corp.	28,500	950
Sumitomo Forestry Co., Ltd.	4,300	32
Yamaha Corp.	3,200	38

		2,857

Consumer Services 0.0%
Oriental Land Co., Ltd.	400	27

Diversified Financials 0.9%
Acom Co., Ltd.	660	11
Aiful Corp. (c)	73,400	135
Century Leasing System, Inc.	5,650	67
Credit Saison Co., Ltd.	8,000	100
Daiwa Securities Group, Inc.	39,000	195
Fuyo General Lease Co., Ltd.	2,800	63
Hitachi Capital Corp.	3,600	48
IBJ Leasing Co., Ltd.	3,600	64
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,420	84
Nomura Holdings, Inc.	101,600	760
ORIX Corp.	8,390	628
Promise Co., Ltd. *	3,050	28
Ricoh Leasing Co., Ltd.	1,400	32
Takefuji Corp. (c)	8,520	41

		2,256

Energy 0.2%
Cosmo Oil Co., Ltd.	30,000	65
Idemitsu Kosan Co., Ltd.	1,000	64
Inpex Corp.	9	66
Nippon Mining Holdings, Inc.	33,000	142
Nippon Oil Corp.	45,000	210
Showa Shell Sekiyu K.K.	3,500	28
TonenGeneral Sekiyu K.K.	6,000	50

		625

Food & Staples Retailing 0.2%
Aeon Co., Ltd.	26,500	263
Lawson, Inc.	600	27
Ryoshoku Ltd.	400	10
Seven & I Holdings Co., Ltd.	11,000	241
Uny Co., Ltd.	5,200	40

		581

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	9,000	85
Asahi Breweries Ltd.	5,600	109
Japan Tobacco, Inc.	70	253
Kirin Holdings Co., Ltd.	11,000	168
Nippon Meat Packers, Inc.	3,000	38
Nisshin Seifun Group, Inc.	2,500	33
Yamazaki Baking Co., Ltd.	1,000	12

		698

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,100	45
Medipal Holdings Corp.	5,400	67
Olympus Corp.	3,500	105
Suzuken Co., Ltd.	1,100	37
Terumo Corp.	800	45

		299

Household & Personal Products 0.1%
Kao Corp.	6,000	145
Shiseido Co., Ltd.	3,000	61

		206

Insurance 0.2%
Aioi Insurance Co., Ltd.	11,000	52
NIPPONKOA Insurance Co., Ltd.	6,000	34
Sompo Japan Insurance, Inc.	19,000	124
Sony Financial Holdings, Inc.	5	14
T&D Holdings, Inc.	5,550	115
Tokio Marine Holdings, Inc.	7,800	210

		549

Materials 1.2%
Asahi Kasei Corp.	26,000	129
DIC Corp.	27,000	48
Hitachi Chemical Co., Ltd.	2,200	47
Hitachi Metals Ltd.	2,000	19
JFE Holdings, Inc.	10,400	362
JSR Corp.	3,100	61
Kaneka Corp.	3,000	19
Kobe Steel Ltd. *	82,000	147
Kuraray Co., Ltd.	4,500	52
Mitsubhishi Gas Chemical Co., Inc.	8,000	42
Mitsubishi Chemical Holdings Corp.	36,000	150
Mitsubishi Materials Corp. *	23,000	60
Mitsubishi Rayon Co., Ltd.	14,000	58
Mitsui Chemicals, Inc.	40,000	107
Mitsui Mining & Smelting Co., Ltd. *	23,000	61
Nippon Paper Group, Inc.	2,743	72
Nippon Steel Corp.	99,000	359
Nisshin Steel Co., Ltd.	26,000	44
NItto Denko Corp.	2,300	89
Oji Paper Co., Ltd.	18,000	76
Shin-Etsu Chemical Co., Ltd.	2,800	147
Showa Denko K.K.	41,000	84
Sumitomo Chemical Co., Ltd.	32,000	144
Sumitomo Metal Industries Ltd.	63,000	173
Sumitomo Metal Mining Co., Ltd.	7,000	97
Taiheiyo Cement Corp. *	26,000	29
Teijin Ltd.	28,000	85
Toray Industries, Inc.	20,000	109
Tosoh Corp.	20,000	51
Toyo Seikan Kaisha Ltd.	3,200	45
Ube Industries Ltd.	20,000	52

		3,018

Media 0.1%
Dentsu, Inc.	3,601	83
Fuji Television Network, Inc.	6	9
Hakuhodo Dy Holdings, Inc.	780	38
Nippon Television Network Corp.	50	7
Tokyo Broadcasting System Holdings, Inc.	500	7

		144

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Astellas Pharma, Inc.	3,000	111
Chugai Pharmaceutical Co., Ltd.	1,000	18
Daiichi Sankyo Co., Ltd.	6,700	139
Eisai Co., Ltd.	2,100	78
Mitsubishi Tanabe Pharma Corp.	2,000	28
Ono Pharmaceutical Co., Ltd.	800	36

 9

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Taisho Pharmaceutical Co., Ltd.	2,000	35
Takeda Pharmaceutical Co., Ltd.	5,300	232

		677

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,400	66
Daiwa House Industry Co., Ltd.	11,000	116
Leopalace21 Corp. *	5,200	19
Mitsubishi Estate Co., Ltd.	9,000	146
Mitsui Fudosan Co., Ltd.	11,000	185
Nomura Real Estate Holdings, Inc.	700	10
Sumitomo Realty & Development Co., Ltd.	6,500	115
Tokyu Land Corp.	11,000	42

		699

Retailing 0.1%
Canon Marketing Japan, Inc.	1,600	22
Fast Retailing Co., Ltd.	200	33
J. Front Retailing Co., Ltd.	12,000	57
Marui Group Co., Ltd.	6,300	39
Takashimaya Co., Ltd.	8,000	58
The Daiei, Inc. (c)*	19,200	66
Yamada Denki Co., Ltd.	1,740	112

		387

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	2,300	57
Elpida Memory, Inc. *	8,300	147
NEC Electronics Corp. *	1,400	12
Rohm Co., Ltd.	1,600	108
Sumco Corp.	1,300	22
Tokyo Electron Ltd.	1,600	97

		443

Software & Services 0.1%
Nintendo Co., Ltd.	430	120
NTT Data Corp.	14	44
Yahoo! Japan Corp.	64	24

		188

Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd. *	10,200	59
Brother Industries Ltd.	5,000	54
Canon, Inc.	18,900	739
Citizen Holdings Co., Ltd.	6,800	45
FUJIFILM Holdings Corp.	9,300	298
Fujitsu Ltd.	59,000	360
Hitachi High-Technologies Corp.	900	18
Hitachi Ltd. *	207,000	709
Hoya Corp.	2,700	72
Ibiden Co., Ltd.	1,300	44
Keyence Corp.	130	30
Konica Minolta Holdings, Inc.	6,400	65
Kyocera Corp.	2,500	226
Murata Manufacturing Co., Ltd.	2,300	126
NEC Corp. *	130,000	335
Nidec Corp.	400	39
Nippon Electric Glass Co., Ltd.	3,000	42
Oki Electric Industry Co., Ltd. *	47,000	40
OMRON Corp.	4,200	84
Ricoh Co., Ltd.	10,000	143
Seiko Epson Corp.	5,900	98
Tdk Corp.	2,100	136
Toshiba Corp. *	133,000	727

		4,489

Telecommunication Services 0.4%
KDDI Corp.	43	227
Nippon Telegraph & Telephone Corp.	10,204	429
NTT DoCoMo, Inc.	185	277
SOFTBANK Corp.	4,600	117

		1,050

Transportation 0.5%
All Nippon Airways Co., Ltd.	7,000	20
Central Japan Railway Co.	25	184
East Japan Railway Co.	3,718	250
Kawasaki Kisen Kaisha Ltd. *	16,000	57
Keio Corp.	5,100	32
Kintetsu Corp.	12,000	41
Mitsui O.S.K. Lines Ltd.	18,000	112
Nagoya Railroad Co., Ltd.	12,000	35
Nippon Express Co., Ltd.	26,000	109
Nippon Yusen Kabushiki Kaisha	33,000	114
Odakyu Electric Railway Co., Ltd.	4,000	32
Tobu Railway Co., Ltd.	7,000	38
Tokyu Corp.	14,000	57
West Japan Railway Co.	24	83
Yamato Holdings Co., Ltd.	6,000	82

		1,246

Utilities 0.6%
Chubu Electric Power Co., Inc.	8,700	220
Electric Power Development Co., Ltd.	2,200	64
Hokkaido Electric Power Co., Inc.	2,900	55
Hokuriku Electric Power Co.	2,100	45
Kyushu Electric Power Co., Inc.	5,900	128
Osaka Gas Co., Ltd.	19,000	67
Shikoku Electric Power Co., Inc.	2,000	55
The Chugoku Electric Power Co., Inc.	3,700	73
The Kansai Electric Power Co., Inc.	10,000	228
The Tokyo Electric Power Co., Inc.	15,200	409
Toho Gas Co., Ltd.	4,000	21
Tohoku Electric Power Co., Inc.	5,900	118
Tokyo Gas Co., Ltd.	24,000	97

		1,580

		35,439

Luxembourg 0.4%

Materials 0.4%
ArcelorMittal N.V.	27,157	1,051

Media 0.0%
SES FDR	2,866	63

		1,114

Netherlands 5.3%

Capital Goods 0.3%
European Aeronautic Defence & Space Co.	9,415	184

10

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Koninklijke (Royal) Philips Electronics N.V.	14,164	428
Koninklijke BAM Groep N.V.	6,291	61

		673

Commercial & Professional Supplies 0.1%
Randstad Holding N.V. *	3,448	165

Diversified Financials 3.2%
ING Groep N.V. CVA *	867,327	8,122
SNS Reaal *	9,180	54

		8,176

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	19,450	244

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	2,698	114
Heineken N.V.	2,985	147
Unilever N.V.	33,173	1,016

		1,277

Insurance 0.3%
Aegon N.V. *	116,465	696

Materials 0.4%
Akzo Nobel N.V.	5,363	319
James Hardie Industries N.V. CDI *	69,511	454
Koninklijke DSM N.V.	5,208	243

		1,016

Media 0.0%
Reed Elsevier N.V.	3,061	37
Wolters Kluwer N.V.	3,329	69

		106

Real Estate 0.0%
Corio N.V.	1,706	105

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	3,841	121
STMicroelectronics N.V.	25,756	211

		332

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	24,504	406

Transportation 0.1%
TNT N.V.	8,623	248

		13,444

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	19,470	108

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	75,687	127

		235

Norway 1.0%

Banks 0.2%
DnB NOR A.S.A. *	45,027	508

Capital Goods 0.1%
Orkla A.S.A.	16,814	152

Energy 0.3%
Aker A.S.A., Class A	1,479	39
Aker Solutions A.S.A.	7,150	96
Frontline Ltd.	1,734	52
Seadrill Ltd.	3,673	83
Statoil A.S.A.	21,323	479

		749

Insurance 0.0%
Storebrand A.S.A. *	17,177	120

Materials 0.3%
Norsk Hydro A.S.A. *	78,192	567
Norske Skogindustrier A.S.A. *	25,482	42
Yara International A.S.A.	2,300	96

		705

Telecommunication Services 0.1%
Telenor A.S.A. *	21,384	278

Transportation 0.0%
Wilh. Wilhelmsen A.S.A., Class A	1,381	30

		2,542

Portugal 0.3%

Banks 0.1%
Banco BPI S.A. - Reg’d	9,349	26
Banco Comercial Portugues S.A. - Reg’d	84,884	92
Banco Espirito Santo, S.A. - Reg’d	4,805	28

		146

Capital Goods 0.0%
Sonae	40,238	50

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	3,234	52

Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	3,283	31

Materials 0.0%
Cimpor-Cimentos de Portugal, SGPS, S.A.	3,549	30

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	17,003	175

Transportation 0.0%
Brisa - Private Shares	5,523	52

Utilities 0.1%
EDP - Energias de Portugal S.A.	40,429	160
Redes Energeticas Nacionais S.A.	3,153	13

		173

		709

Republic of Korea 0.0%

Transportation 0.0%
STX Pan Ocean Co., Ltd.	4,600	48

Singapore 0.7%

Banks 0.2%
DBS Group Holdings Ltd.	24,056	242
Oversea-Chinese Banking Corp., Ltd.	31,897	185

 11

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
United Overseas Bank Ltd.	18,238	234

		661

Capital Goods 0.2%
Fraser & Neave Ltd.	31,000	91
Keppel Corp., Ltd.	18,000	106
Noble Group Ltd.	73,157	149
SembCorp Industries Ltd.	15,000	37
Singapore Technologies Engineering Ltd.	15,100	33

		416

Food, Beverage & Tobacco 0.0%
Wilmar International Ltd.	16,166	75

Media 0.0%
Singapore Press Holdings Ltd.	22,000	58

Real Estate 0.1%
Capitaland Ltd.	37,000	101
City Developments Ltd.	9,000	68

		169

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	54

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	83,486	178

Transportation 0.1%
Neptune Orient Lines Ltd.	60,146	73
Singapore Airlines Ltd.	12,270	120

		193

		1,804

Spain 3.3%

Banks 1.8%
Banco Bilbao Vizcaya Argentaria S.A.	98,445	1,501
Banco de Sabadell S.A.	15,821	84
Banco Espanol de Credito S.A.	1,680	19
Banco Popular Espanol S.A.	23,189	176
Banco Santander S.A.	186,021	2,657

		4,437

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	3,431	162
Fomento de Construcciones y Contratas S.A.	3,544	136
Sacyr Vallehermoso S.A. (c)*	9,219	96

		394

Diversified Financials 0.0%
Criteria Caixacorp S.A.	19,933	90

Energy 0.3%
Repsol YPF S.A.	34,572	817

Insurance 0.0%
Mapfre S.A.	16,055	63

Materials 0.0%
Acerinox S.A.	5,038	95

Media 0.0%
Gestevision Telecinco S.A.	2,668	38

Real Estate 0.0%
Inmobiliaria Colonial S.A. *	58,006	13

Retailing 0.0%
Industria de Diseno Textil S.A.	1,527	96

Telecommunication Services 0.5%
Telefonica S.A.	46,728	1,120

Transportation 0.1%
Abertis Infraestructuras S.A.	6,570	133
Iberia Lineas Aereas de Espana S.A. *	50,963	155

		288

Utilities 0.4%
Acciona S.A.	850	102
Enagas	1,445	30
Gas Natural SDG S.A.	10,216	203
Iberdrola Renovables S.A.	6,033	27
Iberdrola S.A.	57,660	491
Red Electrica Corporacion S.A.	382	19

		872

		8,323

Sweden 3.0%

Banks 1.1%
Nordea Bank AB	114,052	1,046
Skandinaviska Enskilda Banken AB, A Shares *	126,888	752
Svenska Handelsbanken AB, A Shares	14,595	380
Swedbank AB, A Shares *	73,564	633

		2,811

Capital Goods 0.8%
AB SKF, B Shares	9,944	154
Assa Abloy AB, B Shares	6,335	109
Atlas Copco AB, A Shares	8,132	110
Atlas Copco AB, B Shares	4,600	56
NCC AB, B Shares	9,324	139
Sandvik AB	24,950	271
Scania AB, B Shares	16,184	199
Skanska AB, B Shares	17,081	264
Volvo AB, A Shares	25,129	211
Volvo AB, B Shares	55,373	466

		1,979

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	9,000	87

Consumer Durables & Apparel 0.2%
Electrolux AB, B Shares *	15,847	373
Husqvarna AB, B Shares *	11,100	76

		449

Diversified Financials 0.2%
Industrivarden AB, A Shares	8,000	94
Investor AB, B Shares	13,649	240
Kinnevik Investment AB, B Shares	5,966	88
L E Lundbergforetagen AB, B Shares	1,524	70

		492

12

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 0.3%
Boliden AB	15,545	208
Holmen AB, B Shares	2,800	67
SSAB Svenskt Stal AB, A Shares	6,700	108
Svenska Cellulosa AB, B Shares	27,955	377

		760

Retailing 0.1%
Hennes & Mauritz AB, B Shares	3,407	200

Technology Hardware & Equipment 0.2%
Telefonaktiebolaget LM Ericsson, B Shares	42,175	409

Telecommunication Services 0.1%
Tele2 AB, B Shares	8,400	118
TeliaSonera AB	39,851	268

		386

Transportation 0.0%
SAS AB *	155,352	76

		7,649

Switzerland 4.4%

Capital Goods 0.1%
ABB Ltd. - Reg’d *	16,162	293
Schindler Holding AG - Reg’d	174	13

		306

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	4,071	219
SGS S.A. - Reg’d	42	54

		273

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	10,060	341
Swatch Group AG	315	82
Swatch Group AG - Reg’d	776	39

		462

Diversified Financials 1.1%
Credit Suisse Group AG - Reg’d	29,781	1,288
GAM Holding Ltd.	2,124	24
Julius Baer Group Ltd.	2,523	84
Pargesa Holding S.A.	1,062	89
UBS AG - Reg’d *	97,904	1,277

		2,762

Energy 0.0%
Petroplus Holdings AG *	4,773	81

Food, Beverage & Tobacco 0.6%
Nestle S.A. - Reg’d	28,375	1,345

Insurance 1.1%
Baloise Holding AG - Reg’d	1,166	97
Helvetia Patria Holding AG - Reg’d	242	75
Swiss Life Holding AG - Reg’d *	3,500	440
Swiss Reinsurance Co., Ltd. - Reg’d	30,282	1,309
Zurich Financial Services AG - Reg’d	4,129	878

		2,799

Materials 0.3%
Clariant AG - Reg’d *	15,649	172
Givaudan S.A. - Reg’d	58	47
Holcim Ltd. - Reg’d *	6,842	469
Syngenta AG - Reg’d	504	129

		817

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Novartis AG - Reg’d	21,999	1,177
Roche Holding AG	5,041	846

		2,023

Telecommunication Services 0.0%
Swisscom AG - Reg’d	225	82

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	616	59
Panalpina Welttransport Holding AG - Reg’d	785	55

		114

Utilities 0.0%
BKW FMB Energie AG	173	13

		11,077

United Kingdom 21.2%

Automobiles & Components 0.1%
GKN plc *	125,889	230

Banks 4.0%
Barclays plc	388,626	1,661
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	463,647	4,964
Lloyds Banking Group plc *	2,016,415	1,621
Northern Rock plc (a)(b)	4,722	—
Royal Bank of Scotland Group plc *	2,020,848	1,027
Standard Chartered plc	34,008	783

		10,056

Capital Goods 0.7%
BAE Systems plc	43,539	244
Balfour Beatty plc	12,928	55
Bunzl plc	4,353	43
Invensys plc	15,389	75
Rolls-Royce Group plc *	28,012	214
Smiths Group plc	4,967	79
Tomkins plc	37,505	112
Travis Perkins plc *	15,583	182
Wolseley plc *	30,463	670

		1,674

Commercial & Professional Supplies 0.1%
Experian plc	10,245	97
G4S plc	16,594	67
Rentokil Initial plc *	77,797	143

		307

Consumer Durables & Apparel 0.4%
Barratt Developments plc *	169,182	321
Persimmon plc *	15,443	106
Taylor Wimpey plc *	1,026,132	630

		1,057

Consumer Services 0.9%
Carnival plc *	15,271	549
Compass Group plc	33,409	227

 13

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Enterprise Inns plc *	73,305	139
InterContinental Hotels Group plc	10,075	144
Ladbrokes plc	114,796	287
Mitchells & Butlers plc *	22,322	98
Punch Taverns plc *	214,833	286
Rank Group plc *	34,897	51
Thomas Cook Group plc	28,934	105
Tui Travel plc	27,974	115
Whitbread plc	5,317	119
William Hill plc	25,863	82

		2,202

Diversified Financials 0.3%
3i Group plc	76,473	321
Henderson Group plc	29,046	56
ICAP plc	7,830	46
Investec plc	23,627	160
London Stock Exchange Group plc	4,573	46
Man Group plc	36,228	136
Schroders plc	2,638	52
Schroders plc - Non Voting Shares	810	13

		830

Energy 3.9%
AMEC plc	4,784	58
BG Group plc	16,670	306
BP plc	549,472	5,127
Royal Dutch Shell plc, B Share	69,546	1,850
Royal Dutch Shell plc, Class A	90,780	2,509

		9,850

Food & Staples Retailing 0.5%
J Sainsbury plc	47,109	242
Tesco plc	122,216	827
William Morrison Supermarkets plc	40,709	188

		1,257

Food, Beverage & Tobacco 1.3%
Associated British Foods plc	7,179	101
British American Tobacco plc	15,928	526
Cadbury plc	23,031	304
Diageo plc	27,052	455
Imperial Tobacco Group plc	9,848	318
Premier Foods plc *	231,781	119
SABMiller plc	13,326	362
Tate & Lyle plc	14,942	94
Unilever plc	33,340	1,014

		3,293

Health Care Equipment & Services 0.0%
Smith & Nephew plc	6,641	67

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	3,530	183

Insurance 1.4%
Amlin plc	6,027	37
Aviva plc	151,988	931
Legal & General Group plc	486,265	584
Old Mutual plc *	411,688	679
Prudential plc	95,532	875
Resolution Ltd. *	104,302	133
RSA Insurance Group plc	63,504	130
Standard Life plc	70,194	218

		3,587

Materials 2.5%
Anglo American plc *	29,839	1,095
Antofagasta plc	6,218	86
BHP Billiton plc	52,880	1,551
Eurasian Natural Resources Corp.	5,688	82
Johnson Matthey plc	4,969	115
Kazakhmys plc *	10,273	197
Lonmin plc *	3,380	97
Mondi plc	45,540	258
Rexam plc	27,177	129
Rio Tinto plc	27,061	1,320
Vedanta Resources plc	4,132	158
Xstrata plc *	69,987	1,136

		6,224

Media 0.5%
Aegis Group plc	29,172	56
British Sky Broadcasting Group plc	13,537	115
Daily Mail & General Trust plc, Class A	8,208	59
ITV plc	221,547	199
Pearson plc	12,946	183
Reed Elsevier plc	5,589	44
Trinity Mirror plc *	76,032	183
United Business Media Ltd.	7,217	49
Yell Group plc *	644,808	373

		1,261

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
AstraZeneca plc	17,383	807
GlaxoSmithKline plc	61,732	1,201
Shire plc	3,223	64

		2,072

Real Estate 0.5%
British Land Co. plc	27,672	192
Hammerson plc	18,365	110
Land Securities Group plc	37,638	382
Liberty International plc	24,875	180
Segro plc	75,403	375

		1,239

Retailing 0.7%
DSG International plc *	642,703	322
Home Retail Group plc	35,665	145
Inchcape plc *	827,427	351
Kesa Electricals plc	27,121	55
Kingfisher plc	122,805	414
Marks & Spencer Group plc	42,613	236
Next plc	3,407	106
The Carphone Warehouse Group plc	10,303	31

		1,660

Software & Services 0.1%
Logica plc	45,672	85
The Sage Group plc	16,299	62

		147

Telecommunication Services 1.8%
BT Group plc	418,074	913
Cable & Wireless plc	33,729	76
Vodafone Group plc	1,680,083	3,589

		4,578

14

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.1%
Arriva plc	5,243	41
British Airways plc (c)*	34,942	114
EasyJet plc *	6,120	38
FirstGroup plc	12,394	73
National Express Group plc	35,289	116

		382

Utilities 0.5%
Centrica plc	64,660	277
Drax Group plc	10,281	67
International Power plc	20,585	105
National Grid plc	39,711	399
Scottish & Southern Energy plc	13,045	243
Severn Trent plc	4,110	74
United Utilities Group plc	19,661	168

		1,333

		53,489

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc.	104	13

Total Common Stock (Cost $261,138)		247,955

Other Investment Company 1.1% of net assets

United States 1.1%
iShares MSCI EAFE Index Fund	55,000	2,886

Total Other Investment Company (Cost $3,082)		2,886

Preferred Stock 0.5% of net assets

Germany 0.4%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	4,994	283
Volkswagen AG	4,072	330

		613

Health Care Equipment & Services 0.0%
Fresenius SE	1,716	117

Household & Personal Products 0.1%
Henkel KGaA	3,714	189

Media 0.1%
Prosiebensat.1 Media AG	17,874	241

		1,160

Italy 0.1%

Diversified Financials 0.1%
Istituto Finanziario Industriale S.p.A.	13,450	124

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *	81,162	65

		189

Total Preferred Stock (Cost $1,892)		1,349

Warrants 0.0% of net assets

France 0.0%
Fonciere Des Regions	929	1

Italy 0.0%
Mediobanca Spa *	8,339	1
Unione di Banche Italiane S.C.P.A.	16,309	1

		2

Total Warrants (Cost $3)		3

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Wells Fargo
0.03%, 02/01/10	781	781

Total Short-Term Investment (Cost $781)		781

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 2.0% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	5,039,700	5,040

Total Collateral Invested for Securities on Loan (Cost $5,040)		5,040

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $291,465 and the unrealized appreciation and depreciation were $706 and ($39,197), respectively, with a net unrealized depreciation of ($38,491).

At 01/31/10, the values of certain foreign securities held by the fund aggregating $233,083 were adjusted from their

 15

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CDI —	CHESS Depositary Interest.
CVA —	Dutch Certificate.
IDB —	Industrial development board
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$166,867	$—	$166,867
Australia(a)	—	15,643	—	15,643
Transportation	19	1,950	—	1,969
Canada(a)	13,322	—	—	13,322
France(a)	—	25,121	—	25,121
Consumer Durables & Apparel	66	703	—	769

16

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Hong Kong(a)	—	4,614	—	4,614
Utilities	73	177	—	250
Spain(a)	—	3,886	—	3,886
Banks	2,657	1,780	—	4,437
Switzerland(a)	—	8,315	—	8,315
Diversified Financials	84	2,678	—	2,762
Other Investment Company	2,886	—	—	2,886
Preferred Stock(a)	—	1,349	—	1,349
Warrants(a)	3	—	—	3
Short-Term Investments(a)	—	781	—	781

Total	$19,110	$233,864	$—	$252,974

Other Financial Instruments
Collateral Invested for Securities on Loan	$5,040	$—	$—	$5,040

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers	January 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2010

Common Stock
United Kingdom	$3	$—	$—	$—	$(3)	$—	$—
Rights	145	—	9	(145)	(9)	—	—
Warrants	—	—	—	1	—	(1)	—

Total	$148	$—	$9	$(144)	$(12)	$(1)	$—

REG46848JAN10

 17

Schwab Capital Trust
Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	96.7%	Common Stock	44,650	48,914
	0.5%	Preferred Stock	177	232
	—%	Warrants	—	1
	2.8%	Other Investment Company	1,455	1,417
	0.3%	Short-Term Investment	131	131

	100.3%	Total Investments	46,413	50,695
	0.9%	Collateral Invested for Securities on Loan	433	433
(1	.1)%	Other Assets and Liabilities, Net		(568)

	100.0%	Total Net Assets		50,560

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.7% of net assets

Australia 10.6%

Banks 0.3%
Bank of Queensland Ltd.	7,963	77
Bendigo & Adelaide Bank Ltd.	11,833	103

		180

Capital Goods 1.4%
Alesco Corp., Ltd.	23,938	91
Boart Longyear Group *	896,494	261
Crane Group Ltd.	5,514	43
CSR Ltd.	79,172	127
Emeco Holdings Ltd.	62,776	38
GWA International Ltd.	10,701	29
Hills Industries Ltd.	21,532	37
UGL Ltd.	5,358	61

		687

Commercial & Professional Supplies 0.6%
Corporate Express Australia Ltd.	5,109	18
Downer EDI Ltd.	12,845	94
PMP Ltd. *	58,203	38
Spotless Group Ltd.	25,956	62
Transfield Services Ltd.	16,667	52
Transpacific Industries Group Ltd. *	38,803	42

		306

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	5,382	50

Consumer Services 0.3%
A.B.C. Learning Centres Ltd. (a)(b)*	9,091	—
Aristocrat Leisure Ltd.	13,538	47
Flight Centre Ltd.	5,417	95

		142

Diversified Financials 0.6%
ASX Ltd.	2,948	88
Challenger Financial Services Group Ltd.	29,050	104
IOOF Holdings Ltd.	10,622	54
Perpetual Ltd.	1,421	44
Platinum Asset Management Ltd.	5,796	28

		318

Energy 0.4%
AWE Ltd. *	8,844	20
Beach Energy Ltd.	23,346	17
Centennial Coal Co., Ltd.	16,223	52
New Hope Corp., Ltd.	2,645	11
Paladin Energy Ltd. *	8,884	28
WorleyParsons Ltd.	3,710	77

		205

Food & Staples Retailing 0.3%
AWB Ltd. *	161,618	151

Food, Beverage & Tobacco 0.4%
Elders Ltd. *	89,485	113
Goodman Fielder Ltd.	64,661	89

		202

Health Care Equipment & Services 0.7%
Ansell Ltd.	2,872	26
Australian Pharmaceutical Industries Ltd.	113,485	65
Cochlear Ltd.	421	23
Healthscope Ltd.	8,319	34
Primary Health Care Ltd.	9,782	48
Ramsay Health Care Ltd.	2,645	27
Sigma Pharmaceuticals Ltd.	56,165	46
Sonic Healthcare Ltd.	5,436	68

		337

Materials 1.1%
Adelaide Brighton Ltd.	13,191	29
Alumina Ltd. *	102,995	141
Gunns Ltd.	53,212	41
Iluka Resources Ltd. *	7,151	21
Macarthur Coal Ltd.	6,709	56
Minara Resources Ltd. *	109,464	66
Mount Gibson Iron Ltd. *	34,924	43
Newcrest Mining Ltd.	2,427	67
OZ Minerals Ltd. *	73,657	68
Straits Resources Ltd.	21,944	27

		559

Media 0.2%
APN News & Media Ltd.	15,368	31
Seven Network Ltd.	3,735	22
Ten Network Holdings Ltd. *	23,855	32

 1

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
West Australian Newspapers Holdings Ltd.	1,869	12

		97

Real Estate 3.0%
Abacus Property Group	96,273	33
Australand Property Group	202,059	80
Centro Retail Group	1,093,414	152
Commonwealth Property Office Fund	67,467	54
ING Industrial Fund	1,606,108	634
ING Office Fund	218,332	117
Macquarie CountryWide Trust	540,354	268
Macquarie Office Trust	548,439	142
Sunland Group Ltd.	43,552	29

		1,509

Retailing 1.0%
David Jones Ltd.	17,013	71
Harvey Norman Holdings Ltd.	22,023	71
Pacific Brands Ltd. *	373,386	361

		503

Software & Services 0.1%
Computershare Ltd.	6,167	63

Utilities 0.1%
Envestra Ltd.	71,014	31

		5,340

Austria 1.0%

Automobiles & Components 0.0%
Semperit AG Holding	485	18

Capital Goods 0.2%
A-TEC Industries AG *	1,165	15
Andritz AG	831	47
Palfinger AG	566	12
Zumtobel AG *	570	12

		86

Food, Beverage & Tobacco 0.0%
Agrana Beteiligungs AG	134	13

Materials 0.1%
Mayr-Melnhof Karton AG	180	17
RHI AG *	1,228	34

		51

Real Estate 0.6%
Atrium European Real Estate Ltd.	27,726	169
CA Immobilien Anlagen AG *	8,436	89
Conwert Immobilien Invest SE *	4,630	53

		311

Transportation 0.1%
Flughafen Wien AG	435	20

Utilities 0.0%
EVN AG	643	11

		510

Belgium 1.3%

Capital Goods 0.2%
Bekaert N.V.	705	103
Compagnie d’Enterprises CFE	486	23

		126

Diversified Financials 0.2%
Ackermans & van Haaren N.V.	211	14
Gimv N.V.	254	13
RHJ International *	11,383	94

		121

Energy 0.0%
Euronav S.A.	737	16

Health Care Equipment & Services 0.1%
Omega Pharma S.A.	527	26

Materials 0.4%
Nyrstar *	13,228	183
Recticel S.A.	2,016	16
Tessenderlo Chemie N.V.	897	29

		228

Real Estate 0.1%
Cofinimmo	349	47

Technology Hardware & Equipment 0.1%
Barco N.V. *	732	30

Telecommunication Services 0.1%
Telenet Group Holding N.V. *	1,068	31

Transportation 0.1%
Compagnie Maritime Belge S.A.	1,019	31

Utilities 0.0%
Elia System Operator S.A./N.V.	432	16

		672

Canada 8.3%

Automobiles & Components 0.4%
Linamar Corp.	9,033	114
Martinrea International, Inc. *	10,078	78

		192

Banks 0.1%
Canadian Western Bank	1,421	28
Laurentian Bank of Canada	763	27

		55

Capital Goods 0.4%
CAE, Inc.	3,699	29
Russel Metals, Inc.	3,203	52
SNC-Lavalin Group, Inc.	1,617	74
Toromont Industries Ltd.	1,216	31

		186

Commercial & Professional Supplies 0.1%
Transcontinental, Inc., Class A	5,237	61

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,510	43
Gildan Activewear, Inc. *	3,002	65

		108

Diversified Financials 0.4%
AGF Management Ltd., Class B	4,072	61
Dundee Corp., Class A *	6,487	81
DundeeWealth, Inc.	2,136	29

2

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
TMX Group, Inc.	926	26

		197

Energy 1.1%
Cameco Corp.	3,343	90
Ensign Energy Services, Inc.	3,746	53
Fairborne Energy Ltd. *	7,862	36
Flint Energy Services Ltd. *	3,228	35
OPTI Canada, Inc. *	34,527	62
Paramount Resources Ltd., Class A *	1,876	27
ShawCor Ltd., Class A	922	24
Trican Well Service Ltd.	2,441	32
Trinidad Drilling Ltd.	11,051	72
Uranium One, Inc. *	32,700	101

		532

Food, Beverage & Tobacco 0.4%
Maple Leaf Foods, Inc.	7,414	77
Saputo, Inc.	2,090	56
Viterra, Inc. *	9,422	84

		217

Health Care Equipment & Services 0.0%
CML Healthcare Income Fund	1,462	18

Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	2,428	73
Kingsway Financial Services, Inc.	11,908	19

		92

Materials 3.1%
Agnico-Eagle Mines Ltd.	473	24
Canfor Corp. *	5,798	40
Cascades, Inc.	11,745	88
CCL Industries, Inc., Class B	1,027	24
Centerra Gold, Inc. *	3,180	32
First Quantum Minerals Ltd.	1,431	104
Franco-Nevada Corp.	797	20
Harry Winston Diamond Corp. *	7,245	67
HudBay Minerals, Inc. *	5,896	67
IAMGOLD Corp.	3,165	42
Inmet Mining Corp.	1,196	61
Lundin Mining Corp. *	91,709	359
Methanex Corp.	6,489	145
Norbord, Inc. *	2,595	40
Quadra Mining Ltd. *	6,165	82
Sherritt International Corp.	24,790	142
Silver Wheaton Corp. *	2,074	29
Sino-Forest Corp. *	5,092	88
Thompson Creek Metals Co., Inc. *	5,717	66
West Fraser Timber Co., Ltd.	1,323	40

		1,560

Media 0.3%
Astral Media, Inc.	1,052	33
Cogeco Cable, Inc.	853	32
Corus Entertainment, Inc., Class B	683	12
Groupe Aeroplan, Inc.	5,694	59
Torstar Corp., Class B	5,906	36

		172

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
MDS, Inc. *	2,803	21

Real Estate 0.9%
Boardwalk Real Estate Investment Trust	670	24
Calloway Real Estate Investment Trust	2,970	55
Canadian Apartment Properties Real Estate Investment Trust	1,475	20
Canadian Real Estate Investment Trust	1,132	30
Chartwell Seniors Housing Real Estate Investment Trust	4,108	29
Cominar Real Estate Investment Trust	1,692	30
Dundee Real Estate Investment Trust	1,318	30
Extendicare Real Estate Investment Trust *	5,577	49
First Capital Realty, Inc.	687	14
FirstService Corp. *	696	13
H&R Real Estate Investment Trust	5,931	93
InnVest Real Estate Investment Trust	7,423	40
Primaris Retail Real Estate Investment Trust	2,092	33

		460

Retailing 0.2%
Reitmans (Canada) Ltd., Class A	1,925	29
RONA, Inc. *	5,735	84

		113

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd. *	832	30
Open Text Corp. *	523	21

		51

Transportation 0.1%
Transat A.T., Inc., Class B *	3,446	68

Utilities 0.2%
Emera, Inc.	2,340	50
Fortis, Inc.	2,693	70

		120

		4,223

China 0.3%

Capital Goods 0.1%
Beijing Enterprises Holdings Ltd.	6,000	42
CITIC Resources Holdings Ltd. *	33,000	8

		50

Food, Beverage & Tobacco 0.0%
China Yurun Food Group Ltd.	6,000	17

Technology Hardware & Equipment 0.2%
Digital China Holdings Ltd.	44,700	70

		137

Cyprus 0.1%

Energy 0.1%
Prosafe SE	10,184	57

 3

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Denmark 1.6%

Banks 0.3%
Jyske Bank A/S - Reg’d *	2,888	107
Sydbank A/S *	2,694	69

		176

Capital Goods 0.4%
FLSmidth & Co. A/S	1,390	88
NKT Holding A/S *	947	55
Rockwool International A/S, B Shares	286	33
Schouw & Co., A/S	631	11

		187

Consumer Durables & Apparel 0.1%
Bang & Olufsen A/S *	2,317	29

Energy 0.1%
Torm A/S	2,613	29

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	1,633	51

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	188	20
GN Store Nord A/S *	7,482	46
William Demant Holdings A/S *	185	14

		80

Insurance 0.1%
Alm. Brand A/S *	777	14
Topdanmark A/S *	299	36

		50

Materials 0.1%
Auriga Industries A/S, Class B	755	15
Novozymes A/S, Class B	372	38

		53

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	476	36
H. Lundbeck A/S	677	13

		49

Transportation 0.2%
D/S Norden A/S	343	15
DSV A/S *	5,005	89

		104

		808

Finland 1.9%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	3,326	80

Capital Goods 0.6%
Cargotec Corp., B Shares	3,712	105
KCI Konecranes Oyj	1,105	33
Lemminkainen Oyj	426	14
Outotec Oyj	1,586	53
Ramirent Oyj *	2,495	25
Uponor Oyj	3,121	59

		289

Commercial & Professional Supplies 0.0%
Poyry Oyj	903	14

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	5,957	65

Food, Beverage & Tobacco 0.1%
HKScan Oyj, A Shares	2,731	34

Health Care Equipment & Services 0.1%
Oriola-KD Oyj, Class B	7,071	44

Materials 0.3%
Huhtamaki Oyj	5,290	71
Kemira Oyj	5,786	90

		161

Media 0.1%
Alma Media Corp.	2,234	23

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	1,787	39

Real Estate 0.1%
Citycon Oyj	5,817	23
Sponda Oyj *	11,546	44

		67

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,542	47

Software & Services 0.1%
Tieto Oyj	2,790	62

Transportation 0.0%
Finnair Oyj *	2,631	14

		939

France 2.9%

Automobiles & Components 0.1%
Plastic Omnium S.A.	2,143	70

Capital Goods 0.3%
Carbone Lorraine S.A.	932	32
IMS International Metal Service *	1,027	14
Lisi	347	19
Manitou BF *	1,325	18
Saft Groupe S.A.	679	29
Zodiac Aerospace	827	35

		147

Commercial & Professional Supplies 0.3%
Bureau Veritas S.A.	521	25
Derichebourg S.A.	8,533	38
Societe BIC S.A.	611	43
Sperian Protection	192	13
Teleperformance	964	32

		151

Consumer Durables & Apparel 0.2%
Beneteau	869	16
Kaufman & Broad S.A. *	1,365	32
SEB S.A.	896	58

		106

Consumer Services 0.1%
Club Mediterranee S.A. *	872	15
Euro Disney S.C.A. - Reg’d *	2,881	19
Pierre & Vacances	152	11

		45

4

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Diversified Financials 0.1%
Boursorama *	1,004	14
Financiere Marc de Lacharriere S.A.	169	9

		23

Energy 0.2%
Bourbon S.A.	1,110	43
Etablissements Maurel et Prom	2,858	48

		91

Food & Staples Retailing 0.0%
Guyenne et Gascogne S.A.	139	12

Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	112	13
Bongrain S.A. *	283	22
Remy Cointreau S.A.	473	24
Vilmorin & Cie	93	10

		69

Health Care Equipment & Services 0.1%
bioMerieux	132	15
Orpea	238	10

		25

Insurance 0.0%
April Group	393	12

Media 0.3%
Canal Plus	2,262	19
Havas S.A.	17,260	76
Ipsos	522	16
NRJ Group *	1,139	10
Spir Communication *	671	21

		142

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Ipsen S.A.	174	9

Real Estate 0.1%
Mercialys	512	17
Societe Immobilliere de Location pour l’Industrie et le Commerce	154	18

		35

Retailing 0.1%
Etam Development S.A. *	1,299	33

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies (c)*	4,392	62

Software & Services 0.3%
Alten *	686	20
Altran Technologies S.A. *	6,414	38
Dassault Systemes S.A.	601	34
Groupe Steria S.C.A.	1,199	35
Sopra Group	151	11
UbiSoft Entertainment S.A. *	1,448	20

		158

Technology Hardware & Equipment 0.1%
Bull *	7,238	35
Neopost S.A.	469	37

		72

Telecommunication Services 0.0%
Iliad S.A.	132	15

Transportation 0.3%
Groupe Eurotunnel S.A. - Reg’d	17,514	169

Utilities 0.1%
EDF Energies Nouvelles S.A.	269	14
Rubis	258	21

		35

		1,481

Germany 3.2%

Automobiles & Components 0.2%
ElringKlinger AG	1,472	33
Leoni AG	2,809	62

		95

Banks 0.3%
Aareal Bank AG *	6,833	122
comdirect bank AG	1,554	15

		137

Capital Goods 0.7%
Bauer AG	316	14
Demag Cranes AG	646	20
Deutz AG *	9,419	44
Duerr AG	605	13
Gildemeister AG	2,734	40
Indus Holding AG	580	10
Koenig & Bauer AG *	1,366	22
Krones AG	447	22
KUKA AG *	1,475	23
MTU Aero Engines Holding AG	1,240	64
Pfleiderer AG - Reg’d *	1,997	18
Q-Cells SE *	1,014	14
SGL Carbon SE *	1,225	35
Solarworld AG	936	16
Vossloh AG	162	17

		372

Commercial & Professional Supplies 0.1%
GfK SE	491	18
INTERSEROH SE	257	18

		36

Consumer Durables & Apparel 0.1%
Puma AG Rudolf Dassler Sport	110	34
Rational AG	71	11

		45

Diversified Financials 0.0%
MLP AG	1,324	13

Food, Beverage & Tobacco 0.0%
KWS Saat AG	81	14

Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	634	10
Rhoen-klinikum AG	1,087	27

		37

Materials 0.4%
Aurubis AG	1,707	69
Fuchs Petrolub AG	336	27
Symrise AG	3,574	79

		175

 5

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Media 0.2%
Sky Deutschland AG *	34,854	96

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
QIAGEN N.V. *	1,718	38
Stada Arzneimittel AG	1,778	58

		96

Real Estate 0.3%
Alstria Office REIT-AG	1,145	13
Deutsche Euroshop AG	806	26
Deutsche Wohnen AG *	4,962	50
DIC Asset AG	2,410	30
IVG Immobilien AG *	6,397	48

		167

Retailing 0.2%
Fielmann AG	221	17
Medion AG	1,948	20
Praktiker Bau- und Heimwerkermaerkte Holding AG	8,236	69
Takkt AG	1,056	13

		119

Software & Services 0.1%
Bechtle AG	532	14
Software AG	165	19
United Internet AG - Reg’d *	1,321	19

		52

Technology Hardware & Equipment 0.1%
Jenoptik AG *	2,634	16
Wincor Nixdorf AG	759	52

		68

Telecommunication Services 0.1%
Freenet AG *	3,796	48

Transportation 0.1%
Hamburger Hafen und Logistik AG	551	20
Sixt AG	827	27

		47

Utilities 0.0%
MVV Energie AG	292	13

		1,630

Greece 0.6%

Banks 0.1%
Agricultural Bank of Greece *	11,981	28
TT Hellenic Postbank S.A. *	3,861	23

		51

Capital Goods 0.1%
Ellaktor S.A.	2,830	18
Halcor S.A. *	4,614	7

		25

Consumer Services 0.0%
Intralot S.A. Integrated Lottery	3,425	15

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	2,025	28

Materials 0.2%
Elval Aluminum Process Co. *	2,777	5
Mytilineos Holdings S.A.	3,529	21
Sidenor Steel Products Manufacturing Co., S.A. *	2,594	13
Titan Cement Co.	1,857	53
Viohalco, Hellenic Copper & Aluminum Industry S.A.	5,178	24

		116

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alapis Holding Industrial & Commercial S.A.	27,767	18

Real Estate 0.0%
Babis Vovos International Construction S.A. *	796	4
Eurobank Properties Real Estate Investment Co.	434	4

		8

Technology Hardware & Equipment 0.0%
Intracom Holdings S.A. - Reg’d *	9,709	14

Utilities 0.0%
EYDAP Athens Water Supply & Sewage Co., S.A.	1,650	13

		288

Hong Kong 5.6%

Automobiles & Components 0.2%
Brilliance China Automotive Holdings Ltd. *	206,000	54
Denway Motors Ltd.	70,000	40

		94

Banks 0.3%
Chong Hing Bank Ltd.	5,000	9
Dah Sing Banking Group Ltd. *	16,600	22
Dah Sing Financial Group *	6,000	29
Fubon Bank (Hong Kong) Ltd.	30,000	12
Industrial & Commercial Bank of China (Asia) Ltd.	15,000	29
Wing Hang Bank Ltd.	6,000	51

		152

Capital Goods 0.3%
China High Speed Transmission Equipment Group Co., Ltd.	4,000	8
Henderson Investment Ltd.	242,000	18
HKC Holdings Ltd. *	130,900	9
Johnson Electric Holdings Ltd. *	86,500	41
Melco International Development Ltd. *	22,000	9
Shanghai Industrial Holdings Ltd.	10,000	46
Shui On Construction & Materials Ltd.	17,000	22
Sinotruk Hong Kong Ltd.	15,500	18
Tianjin Development Holdings Ltd.	16,000	10

		181

Consumer Durables & Apparel 0.4%
Bosideng International Holdings Ltd.	74,000	15
C C Land Holdings Ltd.	36,000	13
China Dongxiang Group Co.	34,000	22
Stella International Holdings Ltd.	14,000	29

6

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
TCL Multimedia Technology Holdings Ltd. *	69,000	55
Techtronic Industries Co., Ltd.	78,500	64
Texwinca Holdings Ltd.	16,000	14

		212

Consumer Services 0.1%
Cafe De Coral Holdings Ltd.	4,000	9
China Travel International Investment Hong Kong Ltd.	60,000	15
Galaxy Entertainment Group Ltd. *	33,000	12
Mandarin Oriental International Ltd.	9,000	12
The Hongkong & Shanghai Hotels Ltd.	25,500	36

		84

Diversified Financials 0.2%
China Everbright Ltd.	11,000	26
First Pacific Co., Ltd.	79,000	44
Public Financial Holdings Ltd.	22,000	11
Sun Hung Kai & Co., Ltd.	17,000	13

		94

Energy 0.2%
CNPC Hong Kong Ltd.	44,000	55
Mongolia Energy Co., Ltd. *	23,000	11
Sinopec Kantons Holdings Ltd.	48,000	21
Titan Petrochemicals Group Ltd. *	600,000	22

		109

Food, Beverage & Tobacco 0.5%
Chaoda Modern Agriculture (Holdings) Ltd.	48,320	47
China Agri-Industries Holdings Ltd.	23,000	31
China Foods Ltd.	50,000	43
China Mengniu Dairy Co., Ltd. *	12,000	37
Global Bio-chem Technology Group Co., Ltd.	104,000	29
Tingyi (Cayman Islands) Holding Corp.	16,000	34
Uni-President China Holdings Ltd.	22,000	13
Want Want China Holdings Ltd.	26,000	17

		251

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	5,000	33

Insurance 0.1%
China Taiping Insurance Holdings Co., Ltd. *	10,000	31

Materials 0.3%
Lee & Man Paper Manufacturing Ltd.	48,000	28
Minmetals Resources Ltd. *	37,100	12
Nine Dragons Paper Holdings Ltd.	36,000	50
Samling Global Ltd.	318,000	27
Shougang Concord International Enterprises Co., Ltd.	63,000	13
Sinofert Holdings Ltd.	23,000	13

		143

Media 0.1%
Television Broadcasts Ltd.	6,000	28

Real Estate 1.5%
Agile Property Holdings Ltd.	32,000	40
Champion Real Estate Investment Trust	62,000	26
China Resources Land Ltd.	9,000	16
Country Garden Holdings Co.	38,000	12
Franshion Properties China Ltd.	44,000	14
Great Eagle Holdings Ltd.	20,000	49
Greentown China Holdings Ltd.	32,500	39
HKR International Ltd.	34,400	13
Hopewell Holdings Ltd.	16,000	48
Hopson Development Holdings Ltd.	37,000	46
Hysan Development Co., Ltd.	23,000	57
K Wah International Holdings Ltd.	39,000	13
Kowloon Development Co., Ltd.	38,000	41
KWG Property Holding Ltd.	44,500	27
New World China Land Ltd.	71,200	22
Shenzhen Investment Ltd.	67,000	24
Shimao Property Holdings Ltd.	27,000	41
Shui On Land Ltd.	53,400	25
Sino-Ocean Land Holdings Ltd.	37,500	30
Sinolink Worldwide Holdings Ltd.	271,000	44
Soho China Ltd.	26,500	13
Tian An China Investments Co., Ltd.	32,000	20
Tomson Group Ltd.	32,000	13
Wheelock & Co., Ltd.	7,000	18
Yuexiu Property Co., Ltd.	253,000	61

		752

Retailing 0.3%
Belle International Holdings Ltd.	14,000	16
Chow Sang Sang Holdings International Ltd.	27,000	31
Giordano International Ltd.	43,000	13
GOME Electrical Appliances Holdings Ltd. *	220,000	77
Lifestyle International Holdings Ltd.	11,000	18

		155

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	5,800	48

Software & Services 0.1%
Tencent Holdings Ltd.	1,400	26

Technology Hardware & Equipment 0.6%
BYD Electronic International Co., Ltd. *	22,000	18
Kingboard Chemical Holdings Ltd.	22,000	94
Kingboard Laminates Holding Ltd.	33,000	23
TPV Technology Ltd. (a)	150,000	94
Truly International Holdings Ltd.	10,000	12
VTech Holdings Ltd.	6,000	59

		300

Telecommunication Services 0.0%
SmarTone Telecommunications Holdings Ltd.	12,500	12

Transportation 0.2%
Hong Kong Aircraft Engineering Co., Ltd.	1,600	20
Hopewell Highway Infrastructure Ltd.	21,900	14
Pacific Basin Shipping Ltd.	58,000	43
Road King Infrastructure Ltd.	22,000	16

 7

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Shenzhen International Holdings Ltd.	165,000	13
Shun Tak Holdings Ltd.	25,000	14
Sinotrans Shipping Ltd.	28,000	13

		133

Utilities 0.0%
China Power International Development Ltd. *	33,900	9
Guangdong Investment Ltd.	22,000	11

		20

		2,858

Ireland 1.4%

Capital Goods 0.6%
DCC plc	3,349	91
Grafton Group plc *	29,877	111
Kingspan Group plc *	9,869	80

		282

Consumer Services 0.1%
Paddy Power plc	927	31

Food & Staples Retailing 0.1%
Fyffes plc	63,427	40
Total Produce plc	69,402	36

		76

Food, Beverage & Tobacco 0.3%
C&C Group plc	23,718	95
Glanbia plc	5,375	20
Greencore Group plc	20,283	38

		153

Health Care Equipment & Services 0.1%
United Drug plc	9,466	29

Insurance 0.0%
FBD Holdings plc	2,326	20

Media 0.2%
Independent News & Media plc *	746,909	105

Transportation 0.0%
Aer Lingus Group plc *	19,669	18

		714

Israel 0.8%

Banks 0.1%
First International Bank of Israel Ltd. *	606	10
Mizrahi Tefahot Bank Ltd. *	2,582	23

		33

Capital Goods 0.1%
Clal Industries Ltd.	2,802	18
Elbit Systems Ltd.	272	17
Koor Industries Ltd.	448	13

		48

Consumer Durables & Apparel 0.0%
Elco Holdings Ltd.	1,147	18

Energy 0.0%
Paz Oil Co., Ltd. *	69	10

Food & Staples Retailing 0.1%
Blue Square-Israel Ltd. *	986	10
Shufersal Ltd.	2,654	15

		25

Food, Beverage & Tobacco 0.1%
Osem Investments Ltd.	1,213	17
Strauss Group Ltd.	1,045	15

		32

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd. *	1,143	27
Harel Insurance Investments & Finances Service Ltd. *	288	15
Migdal Insurance & Financial Ltd. Holdings *	7,572	14

		56

Materials 0.0%
Makhteshim-Agan Industries Ltd.	4,127	21

Real Estate 0.2%
Africa Israel Investments Ltd. *	1,283	15
Delek Real Estate Ltd. *	16,738	18
Elbit Imaging Ltd. *	712	16
Gazit-Globe Ltd.	1,441	15
Jerusalem Economy Ltd. *	1,581	13
Property & Building Corp., Ltd.	124	9

		86

Retailing 0.0%
Delek Automotive Systems Ltd.	1,017	13

Software & Services 0.0%
NICE Systems Ltd. *	599	17

Telecommunication Services 0.1%
Partner Communications Co., Ltd.	1,136	23

		382

Italy 2.2%

Automobiles & Components 0.1%
Brembo S.p.A.	1,564	10
Immsi S.p.A. *	12,423	14
Piaggio & C. S.p.A.	7,614	21
Sogefi S.p.A. *	5,738	16

		61

Banks 0.2%
Banca Piccolo Credito Valtellinese Scarl	5,833	42
Banca Popolare dell’Etruria e del Lazio Scrl	2,664	14
Banco di Desio e della Brianza S.p.A.	1,555	9
Credito Artigiano S.p.A.	3,224	8
Credito Emiliano S.p.A. *	4,653	33

		106

Capital Goods 0.4%
Astaldi S.p.A.	1,433	11
Cofide S.p.A. - Compagnia Finanziaria De Benedetti *	79,006	75

8

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Danieli S.p.A. - Officine Meccaniche Danieli & C.	505	12
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RNC	3,542	46
Impregilo S.p.A.	10,691	35
Interpump Group S.p.A. *	2,250	11
Maire Tecnimont S.p.A.	3,827	13

		203

Consumer Durables & Apparel 0.3%
Bulgari S.p.A	4,441	36
Geox S.p.A.	2,114	14
Indesit Co., S.p.A. *	6,302	77
Safilo Group S.p.A. *	36,510	28
Tod’s S.p.A.	255	17

		172

Diversified Financials 0.1%
Azimut Holding S.p.A.	2,188	27
DeA Capital S.p.A. *	7,351	12

		39

Food & Staples Retailing 0.0%
Marr S.p.A.	1,074	9

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	2,574	26

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	10,056	17

Materials 0.1%
Cementir Holding S.p.A.	5,136	22
KME Group	21,435	14

		36

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A. *	12,820	37
Mondadori (Arnoldo) Editore S.p.A. *	5,226	20
RCS MediaGroup S.p.A. *	9,832	16
Seat Pagine Gialle S.p.A. *	154,373	35

		108

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Recordati S.p.A.	1,825	13

Real Estate 0.2%
Beni Stabili S.p.A.	11,166	9
Immobiliare Grande Distribuzione	5,256	11
Pirelli & C. Real Estate S.p.A. *	105,407	66
Risanamento S.p.A. *	26,191	15

		101

Retailing 0.0%
Gruppo Coin S.p.A. *	2,930	19

Software & Services 0.1%
Tiscali S.p.A. (c)*	102,292	24

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	1,943	24

Telecommunication Services 0.0%
Fastweb *	483	12

Transportation 0.2%
Alitalia S.p.A. (a)(b)	14,782	—
Ansaldo STS S.p.A.	1,071	21
Autostrada Torino-Milano S.p.A.	2,401	33
Gemina S.p.A. *	25,771	22
Societa Iniziative Autostradali e Servizi S.p.A.	1,544	14

		90

Utilities 0.2%
ACEA S.p.A.	1,737	18
Ascopiave S.p.A.	4,138	9
Enia S.p.A.	1,872	14
Iride S.p.A.	18,086	34

		75

		1,135

Japan 22.5%

Automobiles & Components 1.8%
Aichi Machine Industry Co., Ltd.	3,000	12
Aisan Industry Co., Ltd.	1,200	11
Akebono Brake Industry Co., Ltd. *	2,000	11
EXEDY Corp.	1,000	22
F.C.C. Co., Ltd.	1,000	20
Futaba Industrial Co., Ltd. *	10,800	98
Kanto Auto Works, Ltd.	2,000	16
Kayaba Industry Co., Ltd. *	14,000	45
Keihin Corp.	1,400	22
Koito Manufacturing Co., Ltd.	4,000	70
Mitsuba Corp. *	5,000	21
Musashi Seimitsu Industry Co., Ltd.	1,300	29
Nhk Spring Co., Ltd.	10,000	87
Nippon Seiki Co., Ltd.	2,000	22
Nissan Shatai Co., Ltd.	2,000	17
Nissin Kogyo Co., Ltd.	1,400	22
Press Kogyo Co., Ltd.	10,000	18
Riken Corp.	4,000	14
Sanden Corp. *	13,000	36
Showa Corp.	6,100	34
Stanley Electric Co., Ltd.	3,200	61
Tachi-S Co., Ltd.	2,000	17
The Yokohama Rubber Co., Ltd.	9,000	34
Tokai Rika Co., Ltd.	2,200	46
Tokai Rubber Industries Ltd.	1,200	14
Topre Corp.	1,000	9
Toyo Tire & Rubber Co., Ltd. *	23,000	39
TS Tech Co., Ltd.	2,500	47
Unipres Corp.	1,000	16

		910

Banks 1.7%
Bank of The Ryukyus Ltd.	1,500	17
Kansai Urban Banking Corp.	7,000	10
Kiyo Holdings, Inc.	12,000	15
Suruga Bank Ltd.	3,000	26
The 77 Bank Ltd.	6,000	32
The Aichi Bank Ltd.	200	14
The Akita Bank Ltd.	4,000	16
The Aomori Bank Ltd.	5,000	12
The Awa Bank Ltd.	4,000	22
The Bank of Iwate Ltd.	400	22
The Bank of Nagoya Ltd.	4,000	16
The Bank of Okinawa Ltd.	300	11
The Bank of Saga Ltd.	4,000	11
The Chiba Kogyo Bank Ltd. *	1,000	7
The Chugoku Bank Ltd.	4,000	51

 9

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
The Chukyo Bank Ltd.	5,000	15
The Daisan Bank Ltd. *	4,000	11
The Daishi Bank Ltd.	5,000	17
The Ehime Bank Ltd.	5,000	14
The Eighteenth Bank Ltd.	3,000	8
The Fukui Bank Ltd.	4,000	13
The Higashi-Nippon Bank Ltd.	2,000	4
The Higo Bank Ltd.	3,000	16
The Hiroshima Bank Ltd.	7,000	28
The Hokkoku Bank Ltd.	5,000	18
The Hokuetsu Bank Ltd.	8,000	13
The Hyakugo Bank Ltd.	3,000	14
The Hyakujushi Bank Ltd.	4,000	15
The Iyo Bank Ltd.	3,000	25
The Juroku Bank Ltd.	8,000	31
The Kagawa Bank Ltd.	1,000	3
The Kagoshima Bank Ltd.	3,000	21
The Keiyo Bank Ltd.	5,000	23
The Mie Bank Ltd.	1,000	3
The Minato Bank Ltd. *	11,000	13
The Miyazaki Bank Ltd.	4,000	12
The Musashino Bank Ltd.	800	22
The Nanto Bank Ltd.	4,000	22
The Nishi-Nippon City Bank Ltd.	15,000	39
The Ogaki Kyoritsu Bank Ltd.	4,000	14
The Oita Bank Ltd.	4,000	14
The San-in Godo Bank Ltd.	3,000	24
The Shiga Bank Ltd.	3,000	18
The Shikoku Bank Ltd.	4,000	13
The Tochigi Bank Ltd.	3,000	13
The Toho Bank Ltd.	3,000	10
The Tokyo Tomin Bank Ltd.	1,000	13
The Yamagata Bank Ltd.	2,000	9
The Yamanashi Chuo Bank Ltd.	2,000	8
Yamaguchi Financial Group, Inc.	4,000	40

		858

Capital Goods 3.8%
Aica Kogyo Co., Ltd.	1,000	10
Amano Corp.	2,000	17
Ando Corp.	5,000	6
Bando Chemical Industries Ltd.	2,000	6
Central Glass Co., Ltd.	6,000	25
Chiyoda Corp.	5,000	46
Chudenko Corp.	1,000	12
CKD Corp.	2,900	20
COMSYS Holdings Corp.	3,000	30
Dai-Dan Co., Ltd.	2,000	11
Daifuku Co., Ltd.	3,000	19
Ebara Corp. *	20,000	84
Fujitec Co., Ltd.	2,000	11
Furukawa Co., Ltd.	14,000	16
Futaba Corp.	1,300	22
Glory Ltd.	1,200	26
GS Yuasa Corp.	4,000	26
Hitachi Cable Ltd.	11,000	33
Hitachi Zosen Corp. *	34,500	50
Inaba Denki Sangyo Co., Ltd.	900	21
Inabata & Co., Ltd.	6,000	24
Iseki & Co., Ltd. *	3,000	9
Iwatani Corp.	13,000	36
Japan Pulp & Paper Co., Ltd.	3,000	10
JGC Corp.	3,000	56
Juki Corp. *	12,000	12
Kamei Corp.	3,000	14
Kandenko Co., Ltd.	2,000	13
Keihan Electric Railway Co., Ltd.	7,000	28
Kitz Corp.	2,000	10
Komori Corp.	2,400	27
Kumagai Gumi Co., Ltd. *	43,000	28
Kurita Water Industries Ltd.	1,400	43
Kuroda Electric Co., Ltd.	1,300	18
Kyowa Exeo Corp.	2,000	18
Kyudenko Corp.	2,000	12
Maeda Corp.	7,000	19
Maeda Road Construction Co., Ltd.	2,000	15
Makino Milling Machine Co., Ltd. *	6,000	28
Max Co., Ltd.	1,000	10
Meidensha Corp.	5,000	22
Minebea Co., Ltd.	12,000	64
MISUMI Group, Inc.	1,300	23
Mitsui Engineering & Shipbuilding Co., Ltd.	25,000	60
Miura Co., Ltd.	400	10
Mori Seiki Co., Ltd.	2,800	28
Nabtesco Corp.	2,000	24
Nachi-Fujikoshi Corp.	9,000	25
NEC Networks & System Integration Corp.	1,000	11
Nichias Corp. *	5,000	18
Nichiha Corp. *	1,000	7
Nippo Corp.	2,000	14
Nippon Densetsu Kogyo Co., Ltd.	2,000	15
Nishimatsu Construction Co., Ltd.	29,000	34
Nishio Rent All Co., Ltd.	1,000	7
Nitto Boseki Co., Ltd.	5,000	11
Noritake Co., Ltd.	5,000	13
Noritz Corp.	1,000	13
OKUMA Corp.	4,000	23
Okumura Corp.	5,000	18
OSG Corp.	2,000	22
Penta-Ocean Construction Co., Ltd. *	15,000	16
Ryobi Ltd. *	8,000	20
Sanki Engineering Co., Ltd.	2,000	14
Sankyo-Tateyama Holdings, Inc. *	31,000	38
Sanwa Holdings Corp.	8,000	22
Shima Seiki Mfg., Ltd.	900	17
ShinMaywa Industries Ltd.	4,000	12
Sintokogio Ltd.	2,000	15
Sumitomo Mitsui Construction Co., Ltd. *	19,000	15
Swcc Showa Holdings Co., Ltd. *	12,000	11
Tadano Ltd.	2,000	10
Taihei Kogyo Co., Ltd.	1,000	4
Taikisha Ltd.	1,000	14
Takara Standard Co., Ltd.	2,000	11
Takasago Thermal Engineering Co., Ltd.	2,000	17
Tekken Corp. *	6,000	5
The Japan Steel Works Ltd.	2,000	25
The Nippon Road Co., Ltd.	1,000	2
THK Co., Ltd.	3,000	59
TOA Corp.	6,000	6
Toda Corp.	11,000	37

10

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Toenec Corp.	2,000	11
Tokyu Construction Co., Ltd. *	3,000	8
Toshiba Machine Co., Ltd.	4,000	15
Toshiba Plant Systems & Services Corp.	1,000	12
Toyo Construction Co., Ltd.	22,000	10
Toyo Engineering Corp.	4,000	13
Trusco Nakayama Corp.	600	8
Tsubakimoto Chain Co.	6,000	27
Ushio, Inc.	1,300	22
Yamazen Corp.	3,000	10
Yuasa Trading Co., Ltd.	15,000	13
Yurtec Corp.	2,000	10

		1,912

Commercial & Professional Supplies 0.3%
Duskin Co., Ltd.	1,600	29
Kyodo Printing Co., Ltd.	3,000	8
Meitec Corp.	1,000	17
Nissha Printing Co., Ltd.	400	17
Okamura Corp.	2,000	10
Park24 Co., Ltd.	2,100	22
Sohgo Security Services Co., Ltd.	2,000	23
Toppan Forms Co., Ltd.	2,200	23
Uchida Yoko Co., Ltd.	2,000	6

		155

Consumer Durables & Apparel 1.1%
Alpine Electronics, Inc. *	1,600	18
Arnest One Corp.	4,000	42
Asics Corp.	2,000	20
Clarion Co., Ltd. *	5,000	7
Cleanup Corp.	1,000	8
Fujitsu General Ltd.	2,000	7
Funai Electric Co., Ltd.	600	30
Gunze Ltd.	4,000	14
Heiwa Corp.	1,000	11
Hitachi Koki Co., Ltd.	1,000	11
Kurabo Industries Ltd.	8,000	12
Misawa Homes Co., Ltd. *	11,100	41
Mitsui Home Co., Ltd.	1,000	5
Mizuno Corp.	2,000	10
Nisshinbo Holdings, Inc.	4,000	35
Onward Holdings Co., Ltd.	5,000	32
PanaHome Corp.	2,000	13
Rinnai Corp.	600	28
Roland Corp.	1,000	9
Sangetsu Co., Ltd.	1,000	22
Sanyo Shokai Ltd.	2,000	6
Seiko Holdings Corp.	12,000	20
Shimano, Inc.	700	29
Takamatsu Construction Group Co., Ltd.	1,000	13
The Japan General Estate Co., Ltd. (a)(b)*	1,000	—
The Japan Wool Textile Co., Ltd.	2,000	15
Tokyo Style Co., Ltd.	2,000	14
Tomy Co., Ltd.	2,000	16
Toyobo Co., Ltd.	24,000	36
Unitika Ltd. *	17,000	13
Wacoal Holdings Corp.	2,000	23

		560

Consumer Services 0.4%
Accordia Golf Co., Ltd.	21	21
Benesse Holdings, Inc.	1,000	42
Doutor Nichires Holdings Co., Ltd.	1,000	13
H.I.S. Co., Ltd.	1,000	19
Pacific Golf Group International Holdings K.K.	20	14
Plenus Co., Ltd.	1,000	15
Resorttrust, Inc.	1,000	12
Round One Corp.	2,300	15
Royal Holdings Co., Ltd.	1,000	10
Tokyo Dome Corp.	3,000	9
Yoshinoya Holdings Co., Ltd.	14	16
Zensho Co., Ltd.	2,100	15

		201

Diversified Financials 0.8%
Aeon Credit Service Co., Ltd.	2,700	28
Cedyna Financial Corp. *	15,850	30
Jaccs Co., Ltd.	12,000	29
JAFCO Co., Ltd.	800	20
Japan Securities Finance Co., Ltd.	3,000	25
Marusan Securities Co., Ltd.	2,000	11
Matsui Securities Co., Ltd.	2,000	14
Mizuho Investors Securities Co., Ltd. *	14,000	14
Mizuho Securities Co., Ltd.	13,000	38
Monex Group, Inc.	45	19
NIS Group Co., Ltd. *	23,000	7
Okasan Securities Group, Inc.	5,000	24
Orient Corp. (c)*	22,000	20
SBI Holdings, Inc.	524	99
Tokai Tokyo Financial Holdings, Inc.	7,000	26

		404

Energy 0.2%
AOC Holdings, Inc.	3,500	22
Itohchu Enex Co., Ltd.	2,000	8
Japan Petroleum Exploration Co., Ltd.	700	33
Mitsuuroko Co., Ltd.	2,200	15
San-Ai Oil Co., Ltd.	2,000	8
Sinanen Co., Ltd.	1,000	4

		90

Food & Staples Retailing 0.6%
Arcs Co., Ltd.	1,000	14
Cawachi Ltd.	400	8
Circle K Sunkus Co., Ltd.	1,000	13
FamilyMart Co., Ltd.	1,000	32
Heiwado Co., Ltd.	1,000	13
Inageya Co., Ltd.	1,000	10
Itochu-Shokuhin Co., Ltd.	200	7
Izumiya Co., Ltd.	4,000	17
Kasumi Co., Ltd.	1,000	5
Kato Sangyo Co., Ltd.	1,300	23
Life Corp.	800	13
Matsumotokiyoshi Holdings Co., Ltd.	1,200	26
Okuwa Co., Ltd	1,000	10
San-A Co., Ltd.	400	14
Sugi Holdings Co., Ltd.	1,000	23
Sundrug Co., Ltd.	600	13
The Maruetsu, Inc.	3,000	13

 11

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Tsuruha Holdings, Inc.	400	15
Valor Co., Ltd.	1,700	14
Yaoko Co., Ltd.	400	12

		295

Food, Beverage & Tobacco 1.6%
Coca-Cola Central Japan Co., Ltd.	1,100	14
Coca-Cola West Co., Ltd.	1,300	22
DyDo Drinco, Inc.	300	10
Ezaki Glico Co., Ltd.	3,000	33
Fuji Oil Co., Ltd.	1,400	20
House Food Corp.	1,000	15
Ito En Ltd.	2,300	34
Itoham Foods, Inc.	5,000	18
J-Oil Mills, Inc.	3,000	9
Kagome Co., Ltd.	1,300	23
Kikkoman Corp.	4,000	47
Marudai Food Co., Ltd.	3,000	9
Maruha Nichiro Holdings, Inc.	26,000	36
Megmilk Snow Brand Co., Ltd. *	2,000	29
MEIJI Holdings Co., Ltd. *	2,200	83
Mikuni Coca-Cola Bottling Co., Ltd.	2,000	16
Morinaga & Co., Ltd.	4,000	9
Morinaga Milk Industry Co., Ltd.	9,000	36
Nichirei Corp.	7,000	26
Nippon Flour Mills Co., Ltd.	3,000	15
Nippon Suisan Kaisha Ltd.	14,200	41
Nissin Food Holdings Co., Ltd.	1,200	39
Prima Meat Packers Ltd.	8,000	8
Q.P. Corp.	2,700	30
Sapporo Holdings Ltd.	10,000	53
Showa Sangyo Co., Ltd.	4,000	13
Starzen Co., Ltd.	1,000	3
Takara Holdings, Inc.	3,000	17
The Nisshin Oillio Group Ltd.	3,000	16
Toyo Suisan Kaisha Ltd.	1,000	26
Yakult Honsha Co., Ltd.	2,500	72

		822

Health Care Equipment & Services 0.3%
Hitachi Medical Corp.	1,000	9
Miraca Holdings, Inc.	1,000	30
Nichii Gakkan Co.	1,000	9
Nihon Kohden Corp.	1,000	16
Nipro Corp.	1,000	21
Sysmex Corp.	400	22
Toho Holdings Co., Ltd.	3,400	45
Vital Ksk Holdings, Inc. *	2,000	12

		164

Household & Personal Products 0.2%
Aderans Holdings Co., Ltd.	2,400	26
Fancl Corp.	1,000	20
Kobayashi Pharmaceutical Co., Ltd.	300	12
Kose Corp.	600	12
Lion Corp.	3,000	14
Unicharm Corp.	300	29

		113

Insurance 0.1%
Nissay Dowa General Insurance Co., Ltd.	3,000	15
The Fuji Fire & Marine Insurance Co., Ltd. *	12,000	13

		28

Materials 3.0%
Adeka Corp.	3,300	32
Aichi Steel Corp.	3,000	12
Air Water, Inc.	3,000	34
Chuetsu Pulp & Paper Co., Ltd.	1,000	2
Daicel Chemical Industries Ltd.	11,000	66
Daido Steel Co., Ltd.	17,000	62
Daiken Corp.	3,000	7
Dainichiseika Color & Chemical Mfg. Co., Ltd.	1,000	4
Daio Paper Corp.	4,000	32
Denki Kagaku Kogyo Kabushiki Kaisha	25,000	102
Dowa Holdings Co., Ltd.	14,000	78
FP Corp.	200	10
Furukawa-Sky Aluminum Corp.	8,000	14
Godo Steel Ltd.	3,000	6
Hokkan Holdings Ltd.	1,000	2
Hokuetsu Kishu Paper Co., Ltd.	3,000	15
Ishihara Sangyo Kaisha Ltd. *	13,000	10
Kansai Paint Co., Ltd.	4,000	32
Kureha Corp.	3,000	15
Kurimoto Ltd. *	7,000	6
Kyoei Steel Ltd.	600	11
Lintec Corp.	1,300	25
Maruichi Steel Tube Ltd.	1,000	18
Mitsubishi Paper Mills Ltd.	8,000	9
Mitsubishi Steel Mfg. Co., Ltd. *	4,000	7
Nakayama Steel Works Ltd.	6,000	8
Nifco, Inc.	2,000	44
Nihon Parkerizing Co., Ltd.	1,000	13
Nippon Coke & Engineering Co., Ltd.	2,000	2
Nippon Kayaku Co., Ltd.	4,000	33
Nippon Light Metal Co., Ltd. *	48,000	47
Nippon Metal Industry Co., Ltd.	7,000	11
Nippon Paint Co., Ltd.	4,000	25
Nippon Shokubai Co., Ltd.	4,000	36
Nippon Soda Co., Ltd.	3,000	11
Nippon Yakin Kogyo Co., Ltd.	7,500	28
Nissan Chemical Industries Ltd.	4,000	53
Nittetsu Mining Co., Ltd.	2,000	9
Nof Corp.	3,000	12
Osaka Steel Co., Ltd.	1,000	16
Pacific Metals Co., Ltd.	4,000	27
Rengo Co., Ltd.	5,000	30
Sakai Chemical Industry Co., Ltd.	2,000	10
Sanyo Chemical Industries Ltd.	2,000	11
Sanyo Special Steel Co., Ltd.	6,000	23
Shin-Etsu Polymer Co., Ltd.	2,400	15
Sumitomo Bakelite Co., Ltd.	5,000	27
Sumitomo Light Metal Industries Ltd. *	25,000	21
Sumitomo Osaka Cement Co., Ltd.	10,000	15
Taiyo Nippon Sanso Corp.	6,000	59
Takasago International Corp.	3,000	14
Toagosei Co., Ltd.	6,000	23
Toho Zinc Co., Ltd.	4,000	18
Tokai Carbon Co., Ltd.	3,000	14

12

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Tokushu Tokai Holdings Co., Ltd.	6,000	15
Tokuyama Corp.	6,000	32
Tokyo Ohka Kogyo Co., Ltd.	1,200	21
Tokyo Steel Manufacturing Co., Ltd.	3,400	34
Tomoku Co., Ltd.	3,000	7
Topy Industries Ltd.	15,000	25
Toyo Ink Mfg. Co., Ltd.	7,000	29
Toyo Kohan Co., Ltd.	3,000	15
Yamato Kogyo Co., Ltd.	900	28
Yodogawa Steel Works Ltd.	4,000	16
Zeon Corp.	9,000	44

		1,532

Media 0.2%
Asatsu-DK, Inc.	1,300	27
Avex Group Holdings, Inc.	1,000	8
Kadokawa Group Holdings, Inc.	500	12
Shochiku Co., Ltd.	1,000	9
SKY Perfect JSAT Holdings, Inc.	47	20
Toei Co., Ltd.	2,000	11
Toho Co., Ltd.	1,700	28
TV Asahi Corp.	6	10

		125

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Dainippon Sumitomo Pharma Co., Ltd.	1,700	18
Hisamitsu Pharmaceutical Co., Inc.	400	14
Kaken Pharmaceutical Co., Ltd.	1,000	8
Kissei Pharmaceutical Co., Ltd.	1,000	20
Kyorin Co., Ltd.	1,000	15
Kyowa Hakko Kirin Co., Ltd.	2,000	21
Mochida Pharmaceutical Co., Ltd.	1,000	10
Nippon Shinyaku Co., Ltd.	1,000	11
Rohto Pharmaceutical Co., Ltd.	1,000	12
Santen Pharmaceutical Co., Ltd.	700	22
Shionogi & Co., Ltd.	3,000	62
Tsumura & Co.	400	13

		226

Real Estate 0.5%
AEON Mall Co., Ltd.	1,000	18
Daibiru Corp.	2,100	16
Daikyo, Inc. *	33,000	68
GOLDCREST Co., Ltd.	380	11
Iida Home Max	1,000	17
Joint Corp. (a)(b)*	4,000	—
NTT Urban Development Corp.	19	14
Sumitomo Real Estate Sales Co., Ltd.	360	16
Tokyo Tatemono Co., Ltd.	17,000	67

		227

Retailing 1.7%
ABC-Mart, Inc.	500	15
Alpen Co., Ltd.	1,000	15
AOKl Holdings, Inc.	1,000	10
Aoyama Trading Co., Ltd.	2,000	28
ASKUL Corp.	1,000	18
Autobacs Seven Co., Ltd.	900	27
Belluna Co., Ltd.	2,000	8
Best Denki Co., Ltd.	6,000	16
Bic Camera, Inc.	83	29
Chiyoda Co., Ltd.	1,000	13
Chori Co., Ltd.	8,000	9
Culture Convenience Club Co., Ltd.	2,200	10
DCM Holdings Co., Ltd.	2,000	12
Don Quijote Co., Ltd.	1,600	36
EDION Corp. (c)	13,700	142
Fuji Co., Ltd.	500	10
GEO Corp.	21	22
Gulliver International Co., Ltd. (c)	600	35
H2O Retailing Corp.	3,000	18
Hikari Tsushin, Inc.	500	9
Izumi Co., Ltd.	1,800	22
Joshin Denki Co., Ltd.	2,000	17
K’s Holdings Corp.	1,700	54
Keiyo Co., Ltd.	1,000	4
Kohnan Shoji Co., Ltd.	1,000	11
Kojima Co., Ltd.	6,500	40
Komeri Co., Ltd.	1,300	33
Nice Holdings, Inc. *	7,000	15
Nissen Holdings Co., Ltd.	1,000	3
Nitori Co., Ltd.	200	15
Parco Co., Ltd.	1,000	8
Paris Miki Holdings, Inc.	1,000	9
Ryohin Keikaku Co., Ltd.	500	21
Shimachu Co., Ltd.	1,500	30
Shimamura Co., Ltd.	400	35
T-Gaia Corp.	8	13
USS Co., Ltd.	390	24
Xebio Co., Ltd.	600	11
Yokohama Reito Co., Ltd.	1,000	7

		854

Semiconductors & Semiconductor Equipment 0.4%
Dainippon Screen Mfg. Co., Ltd. *	16,000	78
Disco Corp.	400	22
Sanken Electric Co., Ltd.	7,000	20
Shinko Electric Industries Co., Ltd.	2,300	31
Tokyo Seimitsu Co., Ltd. *	1,400	19
UKC Holdings Corp. *	2,000	24
ULVAC, Inc.	1,100	28

		222

Software & Services 0.9%
Capcom Co., Ltd.	800	13
CSK Holdings Corp. *	13,600	62
eAccess Ltd.	20	14
Fuji Soft, Inc.	1,300	21
ITOCHU Techno-Solutions Corp.	800	24
KONAMI Corp.	2,100	35
NEC Fielding Ltd.	1,000	15
Net One Systems Co., Ltd.	13	15
Nihon Unisys Ltd.	2,000	15
Nomura Research Institute Ltd.	2,900	64
NS Solutions Corp.	1,000	15
OBIC Co., Ltd.	80	15
Oracle Corp. Japan	500	22
OTSUKA Corp.	400	22
Square Enix Holdings Co., Ltd.	700	14
Sumisho Computer Systems Corp.	1,100	15
Tecmo Koei Holdings Co., Ltd. *	2,100	16
Transcosmos, Inc. *	1,600	14
Trend Micro, Inc.	1,000	37

		448

 13

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 1.5%
Anritsu Corp. *	3,000	12
Canon Electronics, Inc.	500	11
Canon Finetech, Inc.	1,300	18
Cmk Corp. *	2,000	15
Eizo Nanao Corp.	300	7
Hamamatsu Photonics K.K.	1,000	24
Hirose Electric Co., Ltd.	400	43
Hitachi Kokusai Electric, Inc.	3,000	27
HORIBA Ltd.	1,000	24
Hosiden Corp.	2,500	30
Japan Aviation Electronics Industry Ltd.	2,000	14
Japan Radio Co., Ltd.	7,000	13
Kaga Electronics Co., Ltd.	1,000	10
Mabuchi Motor Co., Ltd.	600	33
Mitsumi Electric Co., Ltd.	3,100	54
Nichicon Corp.	2,000	23
Nidec Sankyo Corp.	2,000	17
Nippon Chemi-Con Corp. *	6,000	22
Ryoden Trading Co., Ltd.	2,000	10
Ryosan Co., Ltd.	1,500	36
Ryoyo Electro Corp.	1,000	8
Sanshin Electronics Co., Ltd.	1,000	8
Shimadzu Corp.	3,000	20
Shinko Shoji Co., Ltd.	1,000	8
Star Micronics Co., Ltd.	1,000	10
Taiyo Yuden Co., Ltd.	5,000	77
Topcon Corp.	2,600	13
Toshiba Tec Corp. *	6,000	22
Uniden Corp. *	6,000	14
Yamatake Corp.	1,000	22
YASKAWA Electric Corp.	6,000	50
Yokogawa Electric Corp.	10,700	86

		781

Transportation 0.8%
Daiichi Chuo Kisen Kaisha *	5,000	13
Fukuyama Transporting Co., Ltd.	4,000	19
Hitachi Transport System Ltd.	1,000	13
Iino Kaiun Kaisha Ltd.	2,900	14
Japan Airport Terminal Co., Ltd.	1,000	14
Kamigumi Co., Ltd.	4,000	30
Keihin Electric Express Railway Co., Ltd.	4,000	31
Keisei Electric Railway Co., Ltd.	5,000	27
Kintetsu World Express, Inc.	300	8
Mitsubishi Logistics Corp.	3,000	33
Mitsui-Soko Co., Ltd.	4,000	14
Nippon Konpo Unyu Soko Co., Ltd.	1,000	11
Nishi-Nippon Railroad Co., Ltd.	5,000	19
Nissin Corp.	2,000	4
Sankyu, Inc.	9,000	43
Seino Holdings Co., Ltd.	7,000	47
Senko Co., Ltd.	2,000	8
Shinwa Kaiun Kaisha Ltd. *	4,000	12
Sotetsu Holdings, Inc.	4,000	17
The Sumitomo Warehouse Co., Ltd.	3,000	13
Tonami Holdings Co., Ltd.	1,000	2
Yusen Air & Sea Service Co., Ltd.	1,200	16

		408

Utilities 0.1%
Saibu Gas Co., Ltd.	4,000	11
Shizuoka Gas Co., Ltd.	2,000	13
The Okinawa Electric Power Co., Inc.	400	22
Tokai Corp.	2,000	11

		57

		11,392

Liechtenstein 0.1%

Banks 0.0%
Liechtensteinische Landesbank AG	291	19

Diversified Financials 0.1%
Verwaltungs-und Privat-Bank AG	177	19

		38

Luxembourg 0.3%

Health Care Equipment & Services 0.1%
Bellevue Funds *	1,163	54

Real Estate 0.1%
GAGFAH S.A.	5,458	49

Telecommunication Services 0.1%
COLT Telecom Group S.A. *	19,038	38

		141

Netherlands 3.5%

Capital Goods 0.9%
Aalberts Industries N.V.	4,545	66
Arcadis N.V.	1,083	24
Draka Holdings N.V. *	2,962	50
Heijmans N.V., CVA *	4,810	86
Imtech N.V.	2,390	65
Koninklijke Boskalis Westminster N.V.	1,367	48
Wavin N.V.	46,440	105

		444

Commercial & Professional Supplies 0.1%
USG People N.V. *	3,223	62

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	908	24
TomTom N.V. (c)*	5,478	44

		68

Diversified Financials 0.1%
Kardan N.V. *	4,006	24

Energy 0.3%
Fugro N.V., CVA	1,468	87
SBM Offshore N.V.	3,265	64

		151

Food & Staples Retailing 0.0%
Sligro Food Group N.V.	465	14

Food, Beverage & Tobacco 0.4%
CSM	3,972	109
Koninklijike Wessanen N.V. *	6,500	33
Nutreco Holding N.V.	1,232	66

		208

14

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Health Care Equipment & Services 0.1%
Mediq N.V.	3,505	63

Insurance 0.1%
Brit Insurance Holdings N.V.	15,472	46

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	1,636	19

Media 0.0%
Telegraaf Media Groep N.V.	943	18

Real Estate 0.5%
Eurocommercial, CVA	1,209	47
Nieuwe Steen Investments N.V.	1,394	27
Vastned Offices/Industrial N.V.	1,522	26
VastNed Retail N.V.	849	57
Wereldhave N.V.	774	70

		227

Retailing 0.1%
Macintosh Retail Group N.V.	1,099	20

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	2,787	64

Software & Services 0.0%
Exact Holding N.V.	544	14

Technology Hardware & Equipment 0.5%
Gemalto N.V. *	1,222	49
Oce N.V. *	17,431	209

		258

Transportation 0.1%
Koninklijke Vopak N.V. *	372	28
Smit Internationale N.V.	275	23

		51

		1,751

New Zealand 0.7%

Consumer Durables & Apparel 0.1%
Fisher & Paykel Appliances Holdings Ltd. *	161,642	68

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	19,354	45

Materials 0.1%
Nufarm Ltd.	4,954	44

Media 0.1%
Sky Network Television Ltd.	5,722	19

Real Estate 0.1%
AMP NZ Office Trust	25,104	13
Goodman Property Trust	12,340	9
Kiwi Income Property Trust	24,067	17

		39

Retailing 0.0%
The Warehouse Group Ltd.	4,231	11

Transportation 0.1%
Air New Zealand Ltd.	29,360	27
Auckland International Airport Ltd.	25,328	34

		61

Utilities 0.1%
Contact Energy Ltd. *	11,253	46
Vector Ltd.	7,288	10

		56

		343

Norway 2.2%

Banks 0.2%
Sparebanken 1 SMN	5,893	52
Sparebanken Rogaland	7,336	63

		115

Capital Goods 0.1%
Renewable Energy Corp. A.S.A. (c)*	4,000	23
Veidekke A.S.A.	4,661	40

		63

Diversified Financials 0.1%
ABG Sundal Collier Holding A.S.A.	26,516	33

Energy 0.8%
DNO International A.S.A. *	30,415	29
Dockwise Ltd. *	1,140	34
DOF A.S.A. *	1,706	11
Fred. Olsen Energy A.S.A.	541	21
Golar LNG Ltd. *	1,238	15
Petroleum Geo-Services A.S.A. *	13,271	165
Subsea 7, Inc. *	3,579	59
TGS Nopec Geophysical Co., A.S.A. *	2,462	47

		381

Food, Beverage & Tobacco 0.3%
Austevoll Seafood A.S.A. *	2,666	20
Cermaq A.S.A. *	3,708	37
Leroy Seafood Group A.S.A.	600	12
Marine Harvest *	100,914	90

		159

Media 0.2%
Schibsted A.S.A. *	5,599	123

Real Estate 0.2%
Norwegian Property A.S.A. *	50,577	114

Software & Services 0.1%
Atea A.S.A.	5,295	45
EDB Business Partner A.S.A. *	3,647	14

		59

Technology Hardware & Equipment 0.1%
Tandberg A.S.A.	1,011	28

Transportation 0.1%
Stolt-Nielsen S.A.	1,807	27

		1,102

Portugal 0.4%

Banks 0.0%
Banif, SGPS, S.A. - Reg’d	5,376	9

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	3,132	14
Teixeira Duarte-Engenharia e Construcoes S.A. *	22,112	29

		43

 15

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	6,134	16
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.	1,359	15
Sonae Industria-SGPS, S.A. *	9,087	31

		62

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	6,167	35

Retailing 0.0%
SAG GEST - Solucos Automovel Globais, SGPS, S.A. *	6,290	12

Telecommunication Services 0.1%
Sonaecom, SGPS, S.A. *	7,558	19

		180

Singapore 2.6%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	19,431	17
Haw Par Corp., Ltd.	7,000	28
Hong Leong Asia Ltd.	18,000	47
SembCorp Marine Ltd.	12,096	28

		120

Consumer Services 0.0%
Hotel Properties Ltd.	12,000	17

Diversified Financials 0.2%
First Ship Lease Trust	48,000	20
Kim Eng Holdings Ltd.	11,120	16
Singapore Exchange Ltd.	13,000	73

		109

Food & Staples Retailing 0.1%
Olam International Ltd.	27,704	47

Food, Beverage & Tobacco 0.3%
Cerebos Pacific Ltd.	5,000	15
China Fishery Group Ltd. *	38,900	48
Golden Agri-Resources Ltd. *	216,554	80
Indofood Agri Resources Ltd. *	17,000	24

		167

Health Care Equipment & Services 0.0%
Parkway Holdings Ltd. *	9,866	19

Real Estate 1.2%
Allgreen Properties Ltd.	43,000	36
Ascendas Real Estate Investment Trust	37,000	50
CapitaCommercial Trust	105,302	79
CapitaMall Trust	65,000	78
CDL Hospitality Trusts	31,000	39
Fortune REIT	58,000	24
Guocoland Ltd.	6,000	9
K-REIT Asia	23,000	17
Keppel Land Ltd.	31,000	72
Mapletree Logistics Trust	54,000	30
Singapore Land Ltd.	7,000	32
UOL Group Ltd.	25,000	66
Wing Tai Holdings Ltd.	23,000	32
Yanlord Land Group Ltd.	14,000	17

		581

Semiconductors & Semiconductor Equipment 0.0%
STATS ChipPAC Ltd. *	25,000	19

Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	12,368	74

Telecommunication Services 0.1%
MobileOne Ltd.	13,000	19
StarHub Ltd.	9,000	14

		33

Transportation 0.3%
ComfortDelGro Corp., Ltd.	44,102	50
SIA Engineering Co., Ltd.	7,205	17
Singapore Airport Terminal Services Ltd.	25,749	45
Singapore Post Ltd.	26,000	19
SMRT Corp., Ltd.	12,000	16

		147

		1,333

Spain 2.1%

Banks 0.1%
Banco de Valencia S.A.	1,545	12
Banco Pastor S.A.	4,076	27
Bankinter S.A.	4,138	37

		76

Capital Goods 0.7%
Abengoa S.A.	1,214	37
Construcciones y Auxiliar de Ferrocarriles S.A.	44	25
Ferrovial S.A.	19,136	199
Fluidra S.A.	2,601	12
Obrascon Huarte Lain S.A.	3,671	87

		360

Commercial & Professional Supplies 0.0%
Prosegur, Compania de Seguridad S.A. - Reg’d	522	24

Consumer Services 0.2%
Codere S.A. *	1,135	11
NH Hoteles S.A. *	17,009	84
Sol Melia S.A.	3,563	29

		124

Diversified Financials 0.2%
Bolsas y Mercados Espanoles	1,622	46
Corporacion Financiera Alba S.A.	625	31

		77

Energy 0.0%
Tecnicas Reunidas S.A.	355	19

Food, Beverage & Tobacco 0.2%
Campofrio Food Group S.A.	759	7
Ebro Puleva S.A.	3,277	65
Pescanova S.A.	488	15
SOS Corp. Alimentaria S.A. *	3,435	12

		99

16

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 0.1%
Grupo Catalana Occidente S.A.	1,587	36

Materials 0.2%
Cementos Portland Valderrivas S.A.	1,003	29
Ercros S.A. *	7,956	16
Grupo Empresarial Ence S.A. *	5,147	21
La Seda de Barcelona S.A., Class B *	15,006	7
Tubos Reunidos S.A.	3,015	9

		82

Media 0.2%
Antena 3 de Television S.A.	3,534	38
Promotora de Informaciones S.A. (Prisa) (c)*	11,323	61

		99

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	933	12
Grifols S.A.	995	15

		27

Real Estate 0.0%
Realia Business S.A. *	5,765	14

Software & Services 0.1%
Indra Sistemas S.A.	1,747	38

		1,075

Sweden 3.7%

Capital Goods 1.4%
Alfa Laval AB	5,072	69
Cardo AB	858	26
Haldex AB *	9,970	58
Hexagon AB, Class B	5,211	70
Lindab International AB	4,257	45
Peab AB	7,799	45
Saab AB, Class B	2,810	45
Trelleborg AB, B Shares *	49,474	339

		697

Commercial & Professional Supplies 0.1%
Intrum Justitia AB	967	12
Niscayah Group AB	18,790	38

		50

Consumer Durables & Apparel 0.2%
JM AB *	4,161	60
Nobia AB *	6,695	38

		98

Diversified Financials 0.2%
D. Carnegie & Co. AB (a)(b)*	851	—
Investment AB Oresund	1,087	20
Ratos AB, B Shares	3,441	95

		115

Energy 0.1%
Lundin Petroleum AB *	5,208	40

Food & Staples Retailing 0.1%
Axfood AB	958	28
Hakon Invest AB	1,605	25

		53

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	1,042	24
Swedish Match AB	2,653	55

		79

Health Care Equipment & Services 0.2%
Getinge AB, Class B	3,858	83

Materials 0.2%
Billerud *	17,104	117

Media 0.7%
Eniro AB *	40,377	198
Modern Times Group, B Shares	3,274	150

		348

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	2,678	26

Real Estate 0.3%
Castellum AB	2,000	18
Fabege AB	8,174	48
Hufvudstaden AB, A Shares	1,849	14
Klovern AB	4,662	15
Kungsleden AB	7,530	50
Wallenstam AB, Class B	1,445	24

		169

		1,875

Switzerland 3.2%

Automobiles & Components 0.2%
Rieter Holding AG - Reg’d *	367	98

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	52	21
Basler Kantonalbank	311	35
St. Galler Kantonalbank AG - Reg’d	32	15

		71

Capital Goods 0.8%
Bobst Group AG *	469	17
Bucher Industries AG - Reg’d	308	36
Daetwyler Holding AG	286	17
Geberit AG - Reg’d	460	81
Georg Fischer AG - Reg’d *	324	87
Implenia AG *	1,015	27
Kaba Holding AG, Class B - Reg’d	89	22
OC Oerlikon Corp. AG - Reg’d (c)*	1,233	34
Sulzer AG - Reg’d	821	69

		390

Consumer Durables & Apparel 0.2%
AFG Arbonia-Forster Holding AG *	1,563	36
Forbo Holding AG - Reg’d *	152	51
Metall Zug AG, B Shares - Reg’d	6	14

		101

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d	86	32

Diversified Financials 0.2%
Bank Sarasin & Cie AG Class B - Reg’d *	778	26
Compagnie Financiere Tradition S.A.	128	15
EFG International AG	1,584	23

 17

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Gottex Fund Management Holdings Ltd.	1,635	12
Partners Group Holding AG	100	12
Vontobel Holding AG - Reg’d	975	28

		116

Food, Beverage & Tobacco 0.3%
Aryzta AG	1,315	52
Barry Callebaut AG - Reg’d *	41	26
Bell Holding AG - Reg’d	9	14
Emmi AG - Reg’d	139	17
Lindt & Spruengli AG	6	13
Lindt & Spruengli AG - Reg’d	1	25

		147

Health Care Equipment & Services 0.3%
Galenica AG - Reg’d	44	16
Nobel Biocare Holding AG - Reg’d	1,727	51
Sonova Holding AG - Reg’d	525	65
Straumann Holding AG - Reg’d	49	13

		145

Materials 0.3%
EMS-Chemie Holding AG - Reg’d	331	39
Schmolz & Bickenbach AG - Reg’d	2,132	61
Sika AG - Bearer Shares	36	55

		155

Media 0.1%
PubliGroupe S.A. - Reg’d *	316	34

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Actelion Ltd. - Reg’d *	231	12
Lonza Group AG - Reg’d	448	32

		44

Real Estate 0.2%
Allreal Holding AG - Reg’d	149	17
PSP Swiss Property AG - Reg’d *	725	42
Swiss Prime Site AG - Reg’d *	630	35

		94

Retailing 0.1%
Charles Voegele Holding AG *	396	16
Dufry Group - Reg’d *	509	33
Valora Holding AG - Reg’d	146	34

		83

Technology Hardware & Equipment 0.2%
Kudelski S.A.	1,055	26
Logitech International S.A. - Reg’d *	3,602	61

		87

Transportation 0.0%
Flughafen Zuerich AG - Reg’d	66	19

Utilities 0.0%
Romande Energie Holding S.A. - Reg’d	8	14

		1,630

United Kingdom 13.6%

Banks 0.2%
Paragon Group Cos. plc	34,497	76

Capital Goods 2.5%
Ashtead Group plc	59,300	81
Bodycote plc	13,325	37
BSS Group plc	6,037	24
Carillion plc	12,836	61
Charter International plc	5,020	55
Cobham plc	16,923	63
Cookson Group plc *	22,056	149
Fenner plc	11,506	34
Galliford Try plc	7,508	38
IMI plc	13,208	115
Interserve plc	9,311	31
Keller Group plc	2,053	20
Kier Group plc	2,484	38
Meggitt plc	23,403	96
Melrose plc	12,701	34
Morgan Crucible Co. plc	12,974	34
Morgan Sindall plc	2,289	20
Qinetiq Group plc	15,490	33
SIG plc *	92,169	168
Speedy Hire plc	67,419	31
Spirax-Sarco Engineering plc	1,548	31
The Weir Group plc	6,175	76
Ultra Electronics Holdings plc	850	17

		1,286

Commercial & Professional Supplies 1.4%
Aggreko plc	4,228	61
Babcock International Group plc	3,333	30
Capita Group plc	5,237	60
De La Rue plc	1,951	30
Hays plc	45,273	80
Homeserve plc	1,441	37
Intertek Group plc	2,028	39
Michael Page International plc	5,342	33
Mitie Group plc	8,028	29
Regus plc	17,962	26
Serco Group plc	7,474	59
Shanks Group plc	36,100	73
The Davis Service Group plc	11,377	73
VT Group plc	3,612	31
WS Atkins plc	2,978	28

		689

Consumer Durables & Apparel 0.6%
Bellway plc	5,992	71
Bovis Homes Group plc *	5,931	37
Burberry Group plc	9,930	97
Redrow plc *	24,165	50
The Berkeley Group Holdings plc *	3,064	39

		294

Consumer Services 0.5%
Greene King plc	11,150	79
J.D. Wetherspoon plc *	3,929	29
Marston’s plc	43,804	61
Millennium & Copthorne Hotels plc	3,687	22
PartyGaming plc *	9,933	45
Restaurant Group plc	7,712	25

		261

Diversified Financials 1.1%
Aberdeen Asset Management plc	15,461	30
Ashmore Group plc	6,641	24

18

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Cattles plc (a)(b)*	247,655	14
Close Brothers Group plc	6,109	67
Collins Stewart plc	14,108	17
F&C Asset Management plc	25,309	28
IG Group Holdings plc	4,453	29
Intermediate Capital Group plc	43,253	184
International Personal Finance	12,091	42
Provident Financial plc	4,453	66
Tullett Prebon plc	10,052	49

		550

Energy 0.6%
Cairn Energy plc *	8,190	42
Dana Petroleum plc *	1,740	29
Hunting plc	4,310	37
John Wood Group plc	9,454	51
Petrofac Ltd.	2,633	41
Premier Oil plc *	2,436	40
Tullow Oil plc	3,944	72
UK Coal plc *	14,611	14

		326

Food, Beverage & Tobacco 0.4%
Britvic plc	9,687	65
Dairy Crest Group plc	9,503	51
Greggs plc	3,852	26
Northern Foods plc	38,648	38
Robert Wiseman Dairies plc	1,359	11

		191

Health Care Equipment & Services 0.1%
Southern Cross Healthcare Ltd. *	9,524	23
SSL International plc	1,918	24

		47

Household & Personal Products 0.1%
McBride plc	6,844	24
PZ Cussons plc	4,017	16

		40

Insurance 0.4%
Admiral Group plc	2,421	44
Beazley plc	11,354	19
Catlin Group Ltd.	11,091	60
Chaucer Holdings plc	23,349	17
Hiscox Ltd.	8,544	46
Jardine Lloyd Thompson Group plc	2,387	18
St. James’s Place plc	3,933	16

		220

Materials 0.8%
Aquarius Platinum Ltd. *	8,704	51
Croda International plc	2,976	35
DS Smith plc	42,582	74
Elementis plc	20,925	17
Ferrexpo plc	6,667	22
Filtrona plc	10,203	29
Gem Diamonds Ltd. *	10,351	39
Hochschild Mining plc	3,008	13
Marshalls plc	20,356	28
Petropavlovsk plc *	4,620	65
Yule Catto & Co. plc *	14,037	39

		412

Media 0.6%
Euromoney Institutional Investor plc	2,538	19
Informa plc	20,084	105
Johnston Press plc *	335,067	146
Taylor Nelson Sofres plc *	5,062	23

		293

Real Estate 0.8%
Big Yellow Group plc *	5,173	26
CLS Holdings plc *	1,709	12
Daejan Holdings plc	385	16
Derwent London plc	4,062	85
Grainger plc	24,372	51
Great Portland Estates plc	13,656	61
Invista Foundation Property Trust Ltd.	53,420	37
Mapeley Ltd. (a)(b)	2,199	—
Savills plc	3,183	16
Shaftesbury plc	6,296	38
St. Modwen Properties plc *	7,396	22
Workspace Group plc	90,007	31

		395

Retailing 1.4%
Carpetright plc	2,127	31
Debenhams plc *	117,684	126
Galiform plc *	97,694	138
Game Group plc	10,705	16
Halfords Group plc	6,211	38
Headlam Group plc	5,264	26
HMV Group plc	18,828	23
JJB Sports plc *	487,201	164
Mothercare plc	2,182	22
N Brown Group plc	3,713	13
Smiths News plc	19,601	37
Sports Direct International	18,312	28
WH Smith plc	5,331	42

		704

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	13,060	40
CSR plc *	5,784	41

		81

Software & Services 0.4%
Autonomy Corp. plc *	1,118	28
Computacenter plc	12,533	59
Dimension Data Holdings Plc	61,374	75
Misys plc *	13,375	46
Xchanging plc	5,315	16

		224

Technology Hardware & Equipment 0.5%
Electrocomponents plc	24,188	68
Halma plc	8,438	31
Laird plc	36,411	72
Premier Farnell plc	12,511	36
Spectris plc	4,036	49

		256

Telecommunication Services 0.2%
Inmarsat plc	5,439	59
KCOM Group plc	58,646	51

		110

 19

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.6%
Air Berlin plc *	4,972	29
BBA Aviation plc	38,667	101
Forth Ports plc	1,428	25
Go-Ahead Group plc	2,641	57
Stagecoach Group plc	22,722	64
Wincanton plc	13,556	48

		324

Utilities 0.2%
Northumbrian Water Group plc	9,789	40
Pennon Group plc	7,409	61

		101

		6,880

Total Common Stock (Cost $44,650)		48,914

Preferred Stock 0.5% of net assets

Germany 0.5%

Capital Goods 0.1%
Jungheinrich AG	2,854	59

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,518	52

Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGAA	1,032	55

Materials 0.1%
Dyckerhoff AG	234	14
Fuchs Petrolub AG	175	15

		29

Transportation 0.1%
Sixt AG	1,541	37

Total Preferred Stock (Cost $177)		232

Warrants 0.0% of net assets

Hong Kong 0.0%

Energy 0.0%
HKC Holdings Ltd. *	7,600	1
Hong Kong Energy Holdings Ltd. *	524	—

		1

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	—

Total Warrants (Cost $—)		1

Other Investment Company 2.8% of net assets

United States 2.8%
iShares MSCI EAFE Index Fund	27,000	1,417

Total Other Investment Company (Cost $1,455)		1,417

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Wells Fargo
0.03%, 02/01/10	131	131

Total Short-Term Investment (Cost $131)		131

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.9% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	432,629	433

Total Collateral Invested for Securities on Loan (Cost $433)		433

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $46,996 and the unrealized appreciation and depreciation were $6,499 and ($2,800), respectively, with a net unrealized appreciation of $3,699.

At 01/31/10, the values of certain foreign securities held by the fund aggregating $44,410 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
GO —	General obligation
Reg’d —	Registered
REIT —	Real Estate Investment Trust

20

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$18,371	$—	$18,371
Canada(a)	4,223	—	—	4,223
Germany(a)	—	972	—	972
Capital Goods	22	350	—	372
Real Estate	13	154	—	167
Retailing	13	106	—	119
Hong Kong(a)	—	2,425	—	2,425
Technology Hardware & Equipment	—	206	94	300
Transportation	14	119	—	133
Ireland(a)	—	485	—	485
Food & Staples Retailing	76	—	—	76
Food, Beverage & Tobacco	20	133	—	153

 21

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Japan(a)	—	10,348	—	10,348
Food, Beverage & Tobacco	29	793	—	822
Semiconductors & Semiconductor Equipment	24	198	—	222
Luxembourg(a)	—	87	—	87
Health Care Equipment & Services	54	—	—	54
Spain(a)	—	715	—	715
Capital Goods	12	348	—	360
Switzerland(a)	—	1,240	—	1,240
Capital Goods	17	373	—	390
United Kingdom(a)	—	4,356	—	4,356
Capital Goods	37	1,249	—	1,286
Diversified Financials	—	536	14	550
Media	23	270	—	293
Real Estate	37	358	—	395
Preferred Stock(a)	—	203	—	203
Germany	—	—	—	—
Materials	14	15	—	29
Warrants(a)
Hong Kong	1	—	—	1
Italy	—	—	—	—
Other Investment Company	1,417	—	—	1,417
Short-Term Investment(a)	—	131	—	131

Total	$6,046	$44,541	$108	$50,695

Other Financial Instruments
Collateral Invested for Securities on Loan	$433	$—	$—	$433

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers	January 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2010

Common Stock
United Kingdom	57	—	(30)	30	(43)	—	14
Hong Kong	—	—	—	(5)	10	89	94
Rights
Australia	25	—	—	(25)	—	—	—
Hong Kong	2	—	2	(2)	(2)	—	—
Norway	1	—	—	(1)	—	—	—

	$85	$0	$(28)	$(3)	$(35)	$89	$108

REG46849JAN10

22

Schwab Capital Trust
Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

89.0%	Common Stock	109,790	134,220
8.0%	Preferred Stock	9,607	12,006
—%	Rights	—	1
2.1%	Other Investment Company	3,305	3,252
0.7%	Short-Term Investments	1,075	1,075

99.8%	Total Investments	123,777	150,554
0.2%	Other Assets and Liabilities, Net		303

100.0%	Total Net Assets		150,857

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 89.0% of net assets

Argentina 0.1%

Energy 0.1%
Petrobras Energia S.A., Class B	60,473	102

Brazil 2.8%

Banks 0.3%
Banco do Brasil S.A.	30,300	452

Capital Goods 0.2%
Empresa Brasileira de Aeronautica S.A. *	50,500	267

Energy 0.6%
Petroleo Brasileiro S.A. - Petrobras	40,800	827

Food, Beverage & Tobacco 0.1%
Companhia de Bebidas das Americas	800	64
Souza Cruz S.A.	1,600	51

		115

Materials 1.1%
Companhia Siderurgica Nacional S.A.	12,200	356
Fibria Celulose S.A. *	40,242	730
Gerdau S.A.	3,200	33
Usinas Siderurgicas de Minas Gerais S.A.	2,200	58
Vale S.A.	20,000	519

		1,696

Telecommunication Services 0.1%
Brasil Telecom S.A. *	928	10
Tele Norte Leste Participacoes S.A.	2,500	53
Telesp - Telecomunicacoes de Sao Paulo S.A.	2,800	55
Tim Participacoes S.A. *	11,100	41

		159

Utilities 0.4%
Centrais Eletricas Brasileiras S.A.	22,100	469
Companhia de Saneamento Basico do Estado de Sao Paulo	4,200	70
Companhia Energetica de Minas Gerais	2,405	31
CPFL Energia S.A.	2,600	50
Tractebel Energia S.A.	4,300	46

		666

		4,182

Chile 0.5%

Banks 0.1%
Banco de Chile	520,719	48
Banco Santander Chile S.A.	863,914	53

		101

Capital Goods 0.1%
Empresas Copec S.A.	11,434	183

Food & Staples Retailing 0.1%
Cencosud S.A.	25,127	89

Retailing 0.1%
S.A.C.I. Falabella S.A.	17,642	100

Utilities 0.1%
Empresa Nacional de Electricidad S.A.	69,319	119
Enersis S.A.	495,368	228

		347

		820

China 17.9%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	86,000	112

Banks 4.3%
Bank of China Ltd., Class H	4,935,000	2,361
Bank of Communications Co., Ltd., Class H	239,000	240
China CITIC Bank Corp. Ltd., Class H	640,000	426
China Construction Bank Corp., Class H	816,000	623
China Merchants Bank Co., Ltd., Class H	245,350	564
Industrial & Commercial Bank of China Ltd., Class H	3,210,000	2,338

		6,552

 1

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Capital Goods 0.8%
China Communications Construction Co., Ltd., Class H	63,000	58
China International Marine Containers (Group) Co., Ltd., Class B	158,120	217
China Railway Construction Corp., Ltd., Class H	185,500	233
China Railway Group Ltd., Class H *	645,000	462
Shanghai Electric Group Co., Ltd., Class H	364,000	158

		1,128

Energy 8.8%
China Coal Energy Co., Class H	209,000	316
China Petroleum & Chemical Corp., Class H	4,400,000	3,423
China Shenhua Energy Co., Ltd., Class H	421,500	1,797
PetroChina Co., Ltd., Class H	6,593,000	7,363
Yanzhou Coal Mining Co., Ltd., Class H	198,000	386

		13,285

Insurance 1.2%
China Life Insurance Co., Ltd., Class H	289,000	1,275
PICC Property & Casualty Co., Ltd., Class H *	88,000	79
Ping An Insurance (Group) Co., of China Ltd., Class H	65,000	504

		1,858

Materials 1.1%
Aluminum Corp. of China Ltd., Class H *	643,000	639
Angang Steel Co., Ltd., Class H	204,000	352
Jiangxi Copper Co., Ltd., Class H	118,000	235
Maanshan Iron & Steel Co., Ltd., Class H *	443,000	265
Sinopec Shanghai Petrochemical Co., Ltd., Class H *	558,000	195

		1,686

Telecommunication Services 0.2%
China Telecom Corp., Ltd., Class H	654,000	269

Transportation 1.2%
Air China Ltd., Class H *	430,000	357
China COSCO Holdings Co., Ltd., Class H	447,000	526
China Shipping Container Lines Co., Ltd., Class H *	1,026,000	385
China Shipping Development Co., Ltd., Class H	103,000	161
China Southern Airlines Co., Ltd., Class H *	955,500	313

		1,742

Utilities 0.2%
Datang International Power Generation Co., Ltd., Class H	341,000	145
Huaneng Power International, Inc., Class H	401,000	223

		368

		27,000

Columbia 0.1%

Banks 0.0%
Bancolombia S.A.	7,824	88

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	8,190	104

		192

Czech Republic 0.3%

Banks 0.1%
Komercni Banka A/S	483	97

Materials 0.0%
Unipetrol A/S *	6,991	52

Telecommunication Services 0.1%
Telefonica 02 Czech Republic A/S	7,900	187

Utilities 0.1%
CEZ A/S	3,358	163

		499

Hong Kong 0.1%

Real Estate 0.1%
China Vanke Co., Ltd., Class B	116,100	118

Hungary 0.9%

Banks 0.5%
OTP Bank Nyrt. *	28,788	845

Energy 0.3%
MOL Hungarian Oil & Gas Nyrt. *	5,072	469

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc	32,287	116

		1,430

India 5.5%

Banks 1.5%
Axis Bank Ltd.	47,837	1,055
Bank of Baroda	3,387	42
Canara Bank Ltd.	5,588	47
HDFC Bank Ltd.	7,658	267
Housing Development Finance Corp., Ltd.	2,714	140
ICICI Bank Ltd.	23,019	411
Punjab National Bank Ltd.	4,782	93
State Bank of India	4,605	205

		2,260

Capital Goods 0.3%
Bharat Heavy Electricals Ltd.	998	52
Larsen & Toubro Ltd.	5,852	180

2

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Tata Motors Ltd.	16,829	251

		483

Diversified Financials 0.4%
Infrastructure Development Finance Co., Ltd.	162,571	536
Power Finance Corp.	9,453	49

		585

Energy 0.9%
Bharat Petroleum Corp., Ltd.	7,994	94
Cairn India Ltd. *	17,357	100
Hindustan Petroleum Corp., Ltd.	22,216	161
Indian Oil Corp., Ltd.	10,027	65
Oil & Natural Gas Corp., Ltd.	9,215	220
Reliance Industries Ltd.	28,337	638

		1,278

Food, Beverage & Tobacco 0.4%
Balrampur Chini Mills Ltd.	161,038	416
ITC Ltd.	32,541	176

		592

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	17,988	95

Materials 1.3%
Grasim Industries Ltd.	3,123	175
Hindalco Industries Ltd.	145,338	463
Steel Authority of India Ltd.	25,180	117
Sterlite Industries (India) Ltd.	11,945	192
Tata Steel Ltd.	67,390	826
Welspun Gujarat Stahl Rohren Ltd.	38,447	217

		1,990

Real Estate 0.0%
DLF Ltd.	7,513	54

Software & Services 0.3%
Infosys Technologies Ltd.	5,637	304
Tata Consultancy Services	3,439	55
Wipro Ltd.	8,018	113

		472

Telecommunication Services 0.1%
Bharti Airtel Ltd.	16,934	112
Reliance Communications Ltd.	15,363	56
Tata Communications Ltd.	7,484	51

		219

Utilities 0.2%
Gail India Ltd.	13,717	117
Jaiprakash Power Ventures Ltd.	47,597	71
NTPC Ltd.	9,006	42
Power Grid Corp. of India Ltd.	19,966	48

		278

		8,306

Indonesia 0.9%

Automobiles & Components 0.3%
PT Astra International Tbk	124,500	476

Banks 0.4%
PT Bank Central Asia Tbk	285,500	151
PT Bank Mandiri	248,000	123
PT Bank Negara Indonesia (Persero) Tbk	443,500	91
PT Bank Rakyat Indonesia	195,500	158

		523

Telecommunication Services 0.2%
PT Indosat Tbk	74,500	45
PT Telekomunikasi Indonesia Tbk	317,500	315

		360

		1,359

Malaysia 1.6%

Banks 0.7%
CIMB Group Holdings Berhad	81,000	300
Malayan Banking Berhad	256,700	509
Public Bank Berhad	69,600	244

		1,053

Capital Goods 0.3%
Sime Darby Berhad	177,000	441

Consumer Services 0.1%
Genting Berhad	86,100	177

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	75,300	113

Telecommunication Services 0.2%
Axiata Group Berhad *	176,000	168
Digi.com Berhad	6,000	38
Telekom Malaysia Berhad	89,200	82

		288

Transportation 0.1%
MISC Berhad	45,200	106

Utilities 0.1%
Petronas Gas Berhad	34,300	98
Tenaga Nasional Berhad	47,100	110
YTL Power International Berhad	84,407	54

		262

		2,440

Mexico 5.1%

Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	137,000	450
Grupo Financiero Inbursa S.A.B. de C.V., Class O	16,100	49

		499

Capital Goods 0.3%
Alfa S.A.B., Class A	44,500	287
Grupo Carso S.A.B de C.V., Series A1	31,000	96

		383

Food & Staples Retailing 0.2%
Organizacion Soriana S.A.B de C.V., Series B *	39,900	92
Wal-Mart de Mexico S.A.B. de C.V., Series V	62,900	279

		371

 3

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 1.0%
Coca-Cola Femsa S.A.B. de C.V. (Femsa), Series L	62,500	386
Fomento Economico Mexicano S.A.B. de C.V.	117,900	497
Grupo Bimbo S.A.B. de C.V., Series A	12,300	77
Grupo Modelo S.A. de C.V., Series C *	100,400	496

		1,456

Materials 1.4%
Cemex S.A.B. de C.V. *	1,158,204	1,064
Grupo Mexico S.A.B. de C.V., Series B	539,274	1,095

		2,159

Media 0.2%
Grupo Televisa S.A., Series CPO	63,900	251

Telecommunication Services 1.7%
America Movil S.A.B. de C.V., Series L	454,400	994
Carso Global Telecom S.A.B. de C.V., Class A1 *	65,600	290
Telefonos de Mexico S.A.B. de C.V.	908,200	736
Telmex Internacional S.A.B. de C.V., Class L	680,100	600

		2,620

		7,739

Philippines 0.1%

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	1,590	90

Poland 1.2%

Banks 0.4%
Bank Pekao S.A. *	3,812	220
Powszechna Kasa Oszczednosci Bank Polski S.A.	23,007	305

		525

Energy 0.5%
Polski Koncern Naftowy Orlen S.A. *	50,491	577
Polskie Gornictwo Naftowe I Gazownictwo S.A.	72,089	93

		670

Materials 0.2%
KGHM Polska Miedz S.A.	11,032	362

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	33,371	184

		1,741

Republic of Korea 25.7%

Automobiles & Components 3.6%
Hyundai Mobis	6,649	843
Hyundai Motor Co.	22,797	2,201
Kia Motors Corp. *	50,890	849
Korea Exchange Bank	37,260	421
S&T Daewoo Co., Ltd. *	31,780	710
S&T Dynamics Co., Ltd.	36,870	438

		5,462

Banks 1.7%
Hana Financial Group, Inc.	18,680	532
Industrial Bank of Korea *	21,310	240
KB Financial Group, Inc. *	2	—
Shinhan Financial Group Co., Ltd. *	38,360	1,339
Woori Finance Holdings Co., Ltd. *	33,670	386

		2,497

Capital Goods 3.8%
CJ Corp.	2,628	151
Daelim Industrial Co., Ltd.	4,870	320
Daewoo Engineering & Construction Co., Ltd.	10,240	104
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,640	87
Doosan Corp.	2,640	232
Doosan Heavy Industries & Construction Co., Ltd.	1,772	125
GS Engineering & Construction Corp.	2,419	184
Hyundai Engineering & Construction Co., Ltd.	2,001	111
Hyundai Heavy Industries Co., Ltd.	2,114	339
Hyundai Mipo Dockyard Co., Ltd.	808	75
KCC Corp.	289	85
Korea Electric Terminal Co., Ltd.	16,590	264
Kumho Industrial Co., Ltd.	12,530	50
LG Corp.	18,568	1,001
LG Hausys Ltd. *	896	82
LG International Corp.	10,350	240
LS Corp.	2,260	185
Samsung C&T Corp.	10,680	528
Samsung Heavy Industries Co., Ltd.	6,300	129
SK Holdings Co., Ltd.	15,344	1,099
SK Networks Co., Ltd.	12,828	114
STX Offshore & Shipbuilding Co., Ltd.	19,310	193

		5,698

Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	11,350	1,059

Diversified Financials 0.1%
Meritz Securities Co., Ltd.	128,140	133
Samsung Card Co., Ltd.	1,347	59

		192

Energy 0.7%
GS Holdings	8,110	241
S-Oil Corp.	7,509	332
SK Energy Co., Ltd.	5,371	487

		1,060

Food & Staples Retailing 0.1%
Shinsegae Co., Ltd.	408	184

Food, Beverage & Tobacco 1.0%
KT&G Corp.	1,275	74
Lotte Chilsung Beverage Co., Ltd.	1,952	1,390

		1,464

4

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 0.1%
Samsung Fire & Marine Insurance Co., Ltd.	1,432	228

Materials 5.1%
Dongbu HiTek Co., Ltd. *	60,810	317
Dongkuk Steel Mill Co., Ltd.	5,170	102
Hanwha Chemical Corp.	8,670	108
Hanwha Corp.	14,039	563
Honam Petrochemical Corp.	26,602	2,567
Hyosung Corp.	2,675	186
Hyundai Steel Co.	3,015	220
Korea Kumho Petrochemical Co., Ltd.	7,440	121
KP Chemical Corp. *	137,350	919
LG Chem Ltd.	2,725	467
POSCO	4,738	2,161

		7,731

Media 1.4%
CJ CGV	17,180	318
CJ Internet Corp.	9,987	120
Daekyo Co., Ltd.	97,330	469
ON*Media Corp. *	430,760	1,280

		2,187

Retailing 0.2%
GS Home Shopping, Inc.	2,881	174
Lotte Shopping Co., Ltd.	593	152

		326

Semiconductors & Semiconductor Equipment 4.0%
Hynix Semiconductor, Inc. *	61,210	1,189
Samsung Electronics Co., Ltd.	7,181	4,825

		6,014

Software & Services 0.2%
LG Telecom Ltd.	13,744	106
NHN Corp. *	969	144

		250

Technology Hardware & Equipment 1.2%
Daeduck GDS Co., Ltd.	91,620	764
LG Display Co., Ltd.	17,580	568
Samsung SDI Co., Ltd.	3,667	428

		1,760

Telecommunication Services 0.6%
KT Corp.	11,783	503
SK Telecom Co., Ltd.	2,472	388

		891

Transportation 0.4%
Hanjin Shipping Co Ltd *	7,570	154
Hanjin Shipping Holdings Co., Ltd.	6,459	85
Hyundai Merchant Marine Co., Ltd.	5,020	125
Korean Air Lines Co., Ltd. *	4,433	214

		578

Utilities 0.8%
Korea Electric Power Corp. *	35,090	1,157
Korea Gas Corp.	2,036	90

		1,247

		38,828

Russia 7.2%

Banks 1.5%
Sberbank GDR - Reg’d	6,266	1,894
VTB Bank OJSC GDR - Reg’d	63,538	315

		2,209

Energy 4.4%
Gazprom ADR	113,322	2,748
Gazprom Neft ADR	5,431	132
LUKOIL ADR	37,203	2,034
Rosneft Oil Co. GDR	48,768	375
Surgutneftegaz ADR	80,561	677
Tatneft ADR	20,513	631

		6,597

Materials 0.7%
Mining & Metallurgical Co., Norilsk Nickel ADR *	55,103	848
Severstal GDR - Reg’d	21,604	264

		1,112

Telecommunication Services 0.6%
Mobile TeleSystems ADR	7,321	350
Sistema JSFC GDR *	21,980	549

		899

		10,817

South Africa 5.8%

Banks 0.9%
ABSA Group Ltd.	14,267	250
Nedbank Group Ltd.	13,115	208
Standard Bank Group Ltd.	67,311	954

		1,412

Capital Goods 0.6%
Aveng Ltd.	32,207	149
Barloworld Ltd.	43,301	256
Bidvest Group Ltd.	25,228	432

		837

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	124,192	314

Diversified Financials 0.8%
FirstRand Ltd.	250,547	607
Investec Ltd.	18,748	132
Remgro Ltd.	29,715	349
RMB Holdings Ltd.	37,189	150

		1,238

Energy 0.5%
Sasol	18,514	686

Insurance 0.3%
Sanlam Ltd.	164,483	491

Materials 1.5%
Anglo Platinum Ltd. *	3,036	287
AngloGold Ashanti Ltd.	3,944	142
ArcelorMittal South Africa Ltd.	11,993	164
Gold Fields Ltd.	14,785	170
Impala Platinum Holdings Ltd.	28,196	722
Mondi Ltd.	96,566	566

 5

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Sappi Ltd. *	53,421	227

		2,278

Media 0.2%
Naspers Ltd., Class N	7,024	248

Retailing 0.2%
Imperial Holdings Ltd.	32,127	335

Telecommunication Services 0.6%
MTN Group Ltd.	35,015	500
Telkom South Africa Ltd.	20,160	87
Vodacom Group (Pty) Ltd.	37,077	265

		852

		8,691

Taiwan 10.2%

Banks 0.5%
China Development Financial Holding Corp. *	794,275	220
Chinatrust Financial Holding Co., Ltd.	461,188	251
Mega Financial Holding Co., Ltd.	528,000	284

		755

Capital Goods 0.2%
Far Eastern New Century Corp.	252,152	276

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	228,713	172
Tatung Co., Ltd. *	736,000	160

		332

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd. *	254,000	295

Energy 0.6%
Formosa Petrochemical Corp.	366,030	921

Food, Beverage & Tobacco 0.1%
Uni-President Enterprises Corp.	141,485	151

Insurance 0.4%
Cathay Financial Holding Co., Ltd. *	411,850	694

Materials 2.2%
China Steel Corp.	855,063	867
Formosa Chemicals & Fibre Corp.	394,420	852
Formosa Plastics Corp.	239,820	497
Nan Ya Plastics Corp.	501,160	937
Taiwan Cement Corp.	161,100	149

		3,302

Semiconductors & Semiconductor Equipment 1.7%
Advanced Semiconductor Engineering, Inc.	328,070	258
MediaTek, Inc.	17,074	275
Nanya Technology Corp. *	238,892	194
Powerchip Semiconductor Corp. *	1,017,000	127
Siliconware Precision Industries Co.	130,270	171
Taiwan Semiconductor Manufacturing Co., Ltd.	541,689	1,028
United Microelectronics Corp. *	1,024,965	506

		2,559

Technology Hardware & Equipment 3.4%
Acer, Inc.	134,306	374
Asustek Computer, Inc.	241,546	466
AU Optronics Corp.	318,800	350
Chi Mei Optoelectronics Corp. *	616,150	479
Chunghwa Picture Tubes Ltd. *	1,652,000	201
Compal Electronics, Inc.	300,502	417
Delta Electronics, Inc.	69,025	208
Hon Hai Precision Industry Co., Ltd.	333,742	1,391
HTC Corp.	12,400	121
InnoLux Display Corp.	116,040	190
Inventec Co., Ltd.	273,055	156
Lite-On Technology Corp.	223,021	283
Quanta Computer, Inc.	219,500	437

		5,073

Telecommunication Services 0.5%
Chunghwa Telecom Co., Ltd. (a)	230,133	453
Far EasTone Telecommunications Co., Ltd.	112,622	136
Taiwan Mobile Co., Ltd.	106,000	205

		794

Transportation 0.2%
Evergreen Marine Corp. *	261,000	150
Yang Ming Marine Transport	353,699	127

		277

		15,429

Thailand 1.1%

Banks 0.3%
Bangkok Bank Public Co., Ltd. - Reg’d	31,700	107
Kasikornbank Public Co., Ltd.	38,400	101
Krung Thai Bank Public Co., Ltd.	242,700	70
Siam Commercial Bank Public Co., Ltd.	47,300	114

		392

Energy 0.6%
IRPC PCL	1,072,500	141
PTT Aromatics & Refining PCL	394,000	284
PTT Exploration & Production Public Co., Ltd. - Reg’d	27,600	110
PTT PCL	44,300	297
Thai Oil Public Co., Ltd.	72,600	89

		921

Materials 0.2%
PTT Chemical PCL	36,900	94
The Siam Cement Public Co., Ltd.	19,600	131

		225

Telecommunication Services 0.0%
Advanced Info Service Public Co. Ltd.	28,200	70

		1,608

Turkey 1.9%

Automobiles & Components 0.0%
Ford Otomotiv Sanayi A/S	7,210	51

Banks 0.8%
Akbank T.A.S.	48,251	282

6

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Turkiye Garanti Bankasi A/S	56,240	236
Turkiye Halk Bankasi A/S	24,606	167
Turkiye Is Bankasi, Class C	51,535	226
Turkiye Vakiflar Bankasi T.A.O., Class D *	83,441	221
Yapi ve Kredi Bankasi A/S *	18,524	45

		1,177

Capital Goods 0.5%
Dogan Sirketler Grubu Holdings A/S	203,547	148
Enka Insaat ve Sanayi A/S	16,684	78
Koc Holding A/S *	150,428	509

		735

Consumer Durables & Apparel 0.2%
Arcelik A/S *	59,759	236

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	43,797	188

Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	11,512	237

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. (Erdemir) *	50,297	158

Telecommunication Services 0.0%
Turkcell Iletisim Hizmetleri A/S	6,354	47

		2,829

Total Common Stock (Cost $109,790)		134,220

Preferred Stock 8.0% of net assets

Brazil 7.9%

Banks 2.8%
Banco Bradesco S.A.	100,980	1,679
Itau Unibanco Holding S.A.	130,965	2,510

		4,189

Energy 1.4%
Petroleo Brasileiro S.A.	118,400	2,146

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar, Class A	8,600	289

Food, Beverage & Tobacco 0.3%
Companhia de Bebidas das Americas	5,610	515

Materials 2.0%
Braskem S.A., Class A *	48,100	338
Gerdau S.A.	38,600	519
Metalurgica Gerdau S.A.	36,100	600
Usinas Siderurgicas de Minas Gerais S.A., Class A	18,750	493
Vale S.A., Class A	50,300	1,125

		3,075

Telecommunication Services 0.7%
Brasil Telecom S.A.	14,211	98
Tele Norte Leste Participacoes S.A.	18,900	337
Telecomunicacoes de Sao Paulo S.A.	1,800	40
Telemar Norte Leste S.A., Class A	5,100	149
Tim Participacoes S.A.	52,300	137
Vivo Participacoes S.A.	7,850	223

		984

Utilities 0.5%
Companhia Energetica de Minas Gerais	13,371	223
Companhia Paranaense de Energia-Copel, Class B	11,600	237
Compania Energetica de Sao Paulo, Class B	17,100	213

		673

		11,871

Columbia 0.1%

Banks 0.1%
Bancolombia S.A.	12,354	135

Total Preferred Stock (Cost $9,607)		12,006

Rights 0.0% of net assets

Malaysia 0.0%
Misc Berhad *	5,700	1

Total Rights (Cost $—)		1

Other Investment Company 2.1% of net assets

United States 2.1%
iShares MSCI Emerging Markets Index Fund	85,000	3,252

Total Other Investment Company (Cost $3,305)		3,252

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.7% of net assets

Commercial Paper & Other Corporate Obligations 0.7%
Argentina Cash Reserve
1.00%, 10/13/10	20	20
1.00%, 08/10/10	10	10
0.01%, 03/26/10	2	2

 7

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
Citibank
0.03%, 02/01/10	1,043	1,043

Total Short-Term Investments (Cost $1,075)		1,075

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $129,785 and the unrealized appreciation and depreciation were $22,108 and ($1,339), respectively, with a net unrealized appreciation of $20,769.

At 01/31/10, the values of certain foreign securities held by the fund aggregating $118,410 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

8

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$54,503	$—	$54,503
Argentina(a)	102	—	—	102
Brazil(a)	4,182	—	—	4,182
Chile(a)	820	—	—	820
Columbia(a)	192	—	—	192
Mexico(a)	7,739	—	—	7,739
Republic of Korea(a)	—	38,250	—	38,250
Transportation	154	424	—	578
Russia	—	9,918	—	9,918
Telecommunication Services	899	—	—	899
Taiwan(a)	—	14,635	—	14,635
Telecommunication Services	—	341	453	794
Thailand(a)
Banks	184	208	—	392
Energy	921	—	—	921
Materials	94	131	—	225
Telecommunication Services	70	—	—	70
Preferred Stock(a)	12,006	—	—	12,006
Rights	1	—	—	1
Other Investment Company	3,252	—	—	3,252
Short-Term Investments(a)	—	1,075	—	1,075

Total	$30,616	$119,485	$453	$150,554

*	The fund had no Other Financial Instruments
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers	January 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2010

Common Stock
Taiwan	$—	$—	$(1)	$8	$23	$423	$453

Total	$—	$—	$(1)	$8	$23	$423	$453

REG46850JAN10

 9

Schwab Capital Trust
Schwab Premier Equity Fund®

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	301,861	328,839
0.8%	Other Investment Company	2,686	2,686
0.1%	Short-Term Investments	245	245

99.6%	Total Investments	304,792	331,770
0.4%	Other Assets and Liabilities, Net		1,302

100.0%	Total Net Assets		333,072

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.4%
Ford Motor Co. *	125,000	1,355

Banks 4.0%
First Horizon National Corp. *	268,967	3,483
Huntington Bancshares, Inc.	600,000	2,874
UMB Financial Corp.	90,000	3,556
Wells Fargo & Co.	125,000	3,554

		13,467

Capital Goods 8.2%
Aircastle Ltd.	35,000	333
Cubic Corp.	60,000	2,343
DynCorp International, Inc., Class A *	180,000	2,162
EMCOR Group, Inc. *	150,000	3,609
EnerSys *	150,000	2,923
General Electric Co.	250,000	4,020
The Timken Co.	50,000	1,120
Tyco International Ltd.	100,000	3,543
United Technologies Corp.	50,000	3,374
URS Corp. *	85,000	3,815

		27,242

Commercial & Professional Supplies 1.9%
Avery Dennison Corp.	75,000	2,438
R.R. Donnelley & Sons Co.	190,000	3,766

		6,204

Consumer Durables & Apparel 1.5%
Carter’s, Inc. *	125,000	3,233
Jarden Corp.	55,000	1,676

		4,909

Consumer Services 1.5%
Panera Bread Co., Class A *	55,000	3,928
Service Corp. International	125,000	959

		4,887

Diversified Financials 7.2%
Bank of America Corp.	225,000	3,415
BlackRock, Inc.	17,000	3,635
Discover Financial Services	270,000	3,694
Interactive Brokers Group, Inc., Class A *	175,000	2,782
JPMorgan Chase & Co.	100,000	3,894
Lazard Ltd., Class A	85,000	3,276
The Goldman Sachs Group, Inc.	23,000	3,421

		24,117

Energy 11.6%
Anadarko Petroleum Corp.	67,500	4,305
ConocoPhillips	75,000	3,600
El Paso Corp.	400,000	4,060
Murphy Oil Corp.	70,000	3,576
Nabors Industries Ltd. *	175,000	3,902
National-Oilwell Varco, Inc.	90,000	3,681
Occidental Petroleum Corp.	50,000	3,917
SEACOR Holdings, Inc. *	25,000	1,756
Spectra Energy Corp.	150,000	3,188
The Williams Cos., Inc.	175,000	3,647
World Fuel Services Corp.	130,000	3,124

		38,756

Food & Staples Retailing 1.8%
Costco Wholesale Corp.	50,000	2,872
Whole Foods Market, Inc. *	110,000	2,994

		5,866

Food, Beverage & Tobacco 6.7%
Archer-Daniels-Midland Co.	135,000	4,046
Coca-Cola Enterprises, Inc.	195,000	3,937
ConAgra Foods, Inc.	185,000	4,207
Del Monte Foods Co.	275,000	3,129
Kraft Foods, Inc., Class A	100,000	2,766
Reynolds American, Inc.	65,000	3,458
Sara Lee Corp.	75,000	911

		22,454

Health Care Equipment & Services 5.1%
DaVita, Inc. *	25,000	1,494
Hospira, Inc. *	80,000	4,051
McKesson Corp.	67,500	3,971
Omnicare, Inc.	135,000	3,375

 1

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Quest Diagnostics, Inc.	72,500	4,036

		16,927

Household & Personal Products 1.6%
Kimberly-Clark Corp.	65,000	3,860
Nu Skin Enterprises, Inc., Class A	60,000	1,395

		5,255

Insurance 4.2%
Aflac, Inc.	50,000	2,421
Prudential Financial, Inc.	82,500	4,124
The Travelers Cos., Inc.	80,000	4,054
Unum Group	175,000	3,425

		14,024

Materials 3.3%
Bemis Co., Inc.	85,000	2,385
Celanese Corp., Series A	75,000	2,182
International Paper Co.	125,000	2,864
MeadWestvaco Corp.	145,000	3,490

		10,921

Media 2.2%
Comcast Corp., Class A	225,000	3,562
Time Warner, Inc.	140,000	3,843

		7,405

Pharmaceuticals, Biotechnology & Life Sciences 9.3%
Amgen, Inc. *	65,000	3,801
Bio-Rad Laboratories, Inc., Class A *	12,500	1,165
Biogen Idec, Inc. *	70,000	3,762
Forest Laboratories, Inc. *	125,000	3,705
Johnson & Johnson	60,000	3,771
King Pharmaceuticals, Inc. *	285,000	3,423
Millipore Corp. *	55,000	3,793
Pfizer, Inc.	200,000	3,732
Watson Pharmaceuticals, Inc. *	100,000	3,837

		30,989

Retailing 3.7%
Rent-A-Center, Inc. *	75,000	1,500
The Gap, Inc.	190,000	3,625
The Home Depot, Inc.	110,000	3,081
The TJX Cos., Inc.	110,000	4,181

		12,387

Semiconductors & Semiconductor Equipment 1.3%
Cree, Inc. *	25,000	1,398
FEI Co. *	145,000	3,016

		4,414

Software & Services 6.9%
Accenture plc, Class A	50,000	2,050
Broadridge Financial Solutions, Inc.	135,000	2,932
CA, Inc.	150,000	3,306
Computer Sciences Corp. *	75,000	3,847
EarthLink, Inc.	350,000	2,839
Oracle Corp.	125,000	2,882
SAIC, Inc. *	175,000	3,208
TeleTech Holdings, Inc. *	100,000	1,904

		22,968

Technology Hardware & Equipment 9.1%
Apple, Inc. *	20,000	3,842
Avnet, Inc. *	70,000	1,851
Cisco Systems, Inc. *	170,000	3,820
EMC Corp. *	225,000	3,751
Hewlett-Packard Co.	85,000	4,001
Ingram Micro, Inc., Class A *	230,000	3,887
International Business Machines Corp.	35,000	4,283
SYNNEX Corp. *	55,000	1,456
Tech Data Corp. *	85,000	3,464

		30,355

Telecommunication Services 3.2%
AT&T, Inc.	130,000	3,297
Telephone & Data Systems, Inc.	115,000	3,628
Verizon Communications, Inc.	125,000	3,678

		10,603

Transportation 0.7%
Ryder System, Inc.	65,000	2,366

Utilities 3.3%
DTE Energy Co.	90,000	3,783
NiSource, Inc.	100,000	1,425
NRG Energy, Inc. *	125,000	3,014
PG&E Corp.	65,000	2,746

		10,968

Total Common Stock (Cost $301,861)		328,839

Other Investment Company 0.8% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	2,686,367	2,686

Total Other Investment Company (Cost $2,686)		2,686

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	125	125

2

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)
0.02%, 03/18/10 (a)	120	120

Total Short-Term Investments (Cost $245)		245

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $305,320 and the unrealized appreciation and depreciation were $40,314 and ($13,864), respectively, with a net unrealized appreciation of $26,450.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	50	2,676	(114)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$328,839	$—	$—	$328,839
Other Investment Company	2,686	—	—	2,686
Short-Term Investment(a)	—	245	—	245

Total	$331,525	$245	$—	$331,770

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Futures Contracts	$(114)	$—	$—	$(114)

*	Futures contracts are not included in Portfolio Holdings and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46821JAN10

4

Schwab Capital Trust
Schwab Core Equity Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	1,705,716	1,783,085
0.8%		Other Investment Company	15,750	15,750
0.4%		Short-Term Investment	6,891	6,891

99.9%		Total Investments	1,728,357	1,805,726
0.2%		Collateral Invested for Securities on Loan	3,197	3,197
(0	.1)%	Other Assets and Liabilities, Net		(1,971)

100.0%		Total Net Assets		1,806,952

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.4%
Ford Motor Co. *	740,000	8,022

Banks 1.2%
Fifth Third Bancorp	30,327	377
First Horizon National Corp. *	17,988	233
Huntington Bancshares, Inc.	900,000	4,311
PNC Financial Services Group, Inc.	180,000	9,977
Wells Fargo & Co.	225,000	6,397

		21,295

Capital Goods 7.2%
Alliant Techsystems, Inc. *	3,550	280
Dover Corp.	10,750	461
Eaton Corp.	50,000	3,062
Flowserve Corp.	50,000	4,508
Fluor Corp.	245,600	11,136
General Dynamics Corp.	50,110	3,350
General Electric Co.	975,000	15,678
Illinois Tool Works, Inc.	63,100	2,751
ITT Corp.	130,000	6,280
Lockheed Martin Corp.	375,000	27,945
Navistar International Corp. *	60,000	2,219
Northrop Grumman Corp.	220,450	12,477
Owens Corning, Inc. *	75,000	1,930
Raytheon Co.	460,000	24,118
SPX Corp.	7,090	386
United Technologies Corp.	200,000	13,496

		130,077

Commercial & Professional Supplies 1.4%
Avery Dennison Corp.	301,000	9,786
Equifax, Inc.	65,000	2,080
R.R. Donnelley & Sons Co.	715,000	14,171

		26,037

Consumer Durables & Apparel 0.4%
Polo Ralph Lauren Corp.	85,000	6,970

Consumer Services 1.0%
Life Time Fitness, Inc. *	10,000	240
McDonald’s Corp.	300,000	18,729

		18,969

Diversified Financials 8.4%
Ameriprise Financial, Inc.	128,000	4,895
Bank of America Corp.	1,935,000	29,373
Capital One Financial Corp.	75,000	2,765
Discover Financial Services	672,050	9,194
JPMorgan Chase & Co.	1,463,540	56,990
Lazard Ltd., Class A	150,000	5,781
Morgan Stanley	561,700	15,042
State Street Corp.	100,000	4,288
The Goldman Sachs Group, Inc.	155,979	23,197

		151,525

Energy 11.6%
Anadarko Petroleum Corp.	539,600	34,416
Apache Corp.	8,681	857
Cameron International Corp. *	10,400	392
ConocoPhillips	445,900	21,403
El Paso Corp.	500,000	5,075
EOG Resources, Inc.	155,000	14,015
Exxon Mobil Corp.	433,950	27,959
FMC Technologies, Inc. *	85,000	4,520
Murphy Oil Corp.	151,365	7,732
Nabors Industries Ltd. *	350,000	7,805
National-Oilwell Varco, Inc.	427,950	17,503
Occidental Petroleum Corp.	464,490	36,388
The Williams Cos., Inc.	1,010,000	21,048
Valero Energy Corp.	550,000	10,131

		209,244

Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	630,000	33,661

Food, Beverage & Tobacco 4.5%
Archer-Daniels-Midland Co.	420,000	12,587
Coca-Cola Enterprises, Inc.	345,000	6,966
ConAgra Foods, Inc.	100,000	2,274
Constellation Brands, Inc., Class A *	200,000	3,216
Dean Foods Co. *	15,320	270

 1

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
General Mills, Inc.	433,950	30,945
H.J. Heinz Co.	8,350	364
Kraft Foods, Inc., Class A	250,000	6,915
Philip Morris International, Inc.	125,000	5,689
Reynolds American, Inc.	93,960	4,999
The Coca-Cola Co.	75,000	4,069
Tyson Foods, Inc., Class A	225,000	3,109

		81,403

Health Care Equipment & Services 5.4%
AmerisourceBergen Corp.	150,000	4,089
Baxter International, Inc.	300,000	17,277
Beckman Coulter, Inc.	29,650	1,938
Becton Dickinson & Co.	123,110	9,279
Boston Scientific Corp. *	29,633	256
CIGNA Corp.	326,760	11,035
Community Health Systems, Inc. *	11,880	387
Express Scripts, Inc. *	250,999	21,049
Humana, Inc. *	287,240	13,966
McKesson Corp.	57,150	3,361
Medtronic, Inc.	15,700	673
Omnicare, Inc.	300,000	7,500
Teleflex, Inc.	4,265	244
UnitedHealth Group, Inc.	175,000	5,775

		96,829

Household & Personal Products 4.2%
Church & Dwight Co., Inc.	100,000	6,029
Kimberly-Clark Corp.	480,000	28,507
The Procter & Gamble Co.	669,389	41,201

		75,737

Insurance 4.3%
American Financial Group, Inc.	79,290	1,967
Arch Capital Group Ltd. *	8,035	575
MetLife, Inc.	706,820	24,965
PartnerRe Ltd.	3,950	295
Prudential Financial, Inc.	241,090	12,052
The Chubb Corp.	152,660	7,633
The Travelers Cos., Inc.	582,940	29,537

		77,024

Materials 2.4%
AK Steel Holding Corp.	127,270	2,589
Ball Corp.	100,000	5,079
Celanese Corp., Series A	220,000	6,402
Crown Holdings, Inc. *	85,000	2,024
International Paper Co.	627,155	14,368
Owens-Illinois, Inc. *	138,710	3,776
Pactiv Corp. *	18,300	412
Sonoco Products Co.	326,650	9,068

		43,718

Media 1.8%
Comcast Corp., Class A	425,000	6,728
Liberty Global, Inc., Series A *	350,000	8,883
Omnicom Group, Inc.	88,050	3,108
Time Warner, Inc.	526,666	14,457

		33,176

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Abbott Laboratories	170,000	9,000
Amgen, Inc. *	380,000	22,222
Bristol-Myers Squibb Co.	375,000	9,135
Cephalon, Inc. *	245,000	15,641
Eli Lilly & Co.	122,505	4,312
Endo Pharmaceuticals Holdings, Inc. *	86,560	1,741
Forest Laboratories, Inc. *	350,000	10,374
Gilead Sciences, Inc. *	26,420	1,275
Johnson & Johnson	200,000	12,572
Life Technologies Corp. *	271,637	13,503
Merck & Co., Inc.	317,080	12,106
Millipore Corp. *	35,000	2,414
Pfizer, Inc.	2,382,530	44,458
Thermo Fisher Scientific, Inc. *	85,400	3,941
Varian, Inc. (b)*	9,635	497
Watson Pharmaceuticals, Inc. *	305,000	11,703

		174,894

Real Estate 1.3%
Liberty Property Trust	165,000	5,016
Public Storage	225,000	17,816

		22,832

Retailing 4.2%
Amazon.com, Inc. *	120,000	15,049
Bed Bath & Beyond, Inc. *	6,200	240
Best Buy Co., Inc.	21,715	796
Family Dollar Stores, Inc.	410,000	12,661
J.C. Penney Co., Inc.	50,000	1,242
Macy’s, Inc.	322,401	5,136
Priceline.com, Inc. *	5,046	986
Sears Holdings Corp. (b)*	30,000	2,798
Target Corp.	175,000	8,972
The Gap, Inc.	770,000	14,692
The Home Depot, Inc.	150,000	4,201
The Sherwin-Williams Co.	70,000	4,434
The TJX Cos., Inc.	125,000	4,751

		75,958

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	629,685	12,216
LSI Corp. *	1,200,000	5,988
Marvell Technology Group Ltd. *	350,000	6,101
Micron Technology, Inc. *	200,000	1,744
ON Semiconductor Corp. *	291,011	2,098
Texas Instruments, Inc.	400,000	9,000

		37,147

Software & Services 6.9%
Accenture plc, Class A	75,000	3,074
Affiliated Computer Services, Inc., Class A *	69,800	4,294

2

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
BMC Software, Inc. *	510,640	19,731
Computer Sciences Corp. *	225,000	11,542
Google, Inc., Class A *	30,892	16,355
MasterCard, Inc., Class A	2,353	588
Microsoft Corp.	694,900	19,582
Oracle Corp.	439,800	10,142
SAIC, Inc. *	150,000	2,749
Symantec Corp. *	1,375,900	23,322
Synopsys, Inc. *	506,140	10,766
Yahoo! Inc. *	175,000	2,627

		124,772

Technology Hardware & Equipment 11.0%
Apple, Inc. *	174,035	33,435
Avnet, Inc. *	86,050	2,275
Cisco Systems, Inc. *	500,000	11,235
EMC Corp. *	200,000	3,334
Hewlett-Packard Co.	1,370,000	64,486
International Business Machines Corp.	590,000	72,210
Western Digital Corp. *	220,000	8,358
Xerox Corp.	500,070	4,361

		199,694

Telecommunication Services 2.8%
AT&T, Inc.	982,420	24,914
CenturyTel, Inc.	248,360	8,447
Qwest Communications International, Inc.	2,119,420	8,923
Sprint Nextel Corp. *	550,000	1,804
Telephone & Data Systems, Inc.	105,290	3,322
Verizon Communications, Inc.	85,000	2,500

		49,910

Transportation 1.7%
CSX Corp.	115,000	4,929
FedEx Corp.	215,000	16,845
Ryder System, Inc.	100,000	3,640
Union Pacific Corp.	99,800	6,038

		31,452

Utilities 2.9%
Exelon Corp.	342,000	15,602
Mirant Corp. *	225,000	3,166
NiSource, Inc.	275,000	3,919
NRG Energy, Inc. *	775,000	18,685
The AES Corp. *	900,000	11,367

		52,739

Total Common Stock (Cost $1,705,716)		1,783,085

Other Investment Company 0.8% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	15,750,255	15,750

Total Other Investment Company (Cost $15,750)		15,750

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.4% of net assets

U.S. Treasury Obligation 0.4%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	6,891	6,891

Total Short-Term Investment (Cost $6,891)		6,891

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Navigator Security Lending Prime Portfolio	3,197,446	3,197

Total Collateral Invested for Securities on Loan (Cost $3,197)		3,197

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $1,734,267 and the unrealized appreciation and depreciation were $197,961 and ($126,502), respectively, with a net unrealized appreciation of $71,459.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	425	22,746	(571)

 3

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,783,085	$—	$—	$1,783,085
Other Investment Company	15,750	—	—	15,750
Short-Term Investment(a)	—	6,891	—	6,891

Total	$1,798,835	$6,891	$—	$1,805,726

Other Financial Instruments
Collateral Invested for Securities on Loan	3,197	—	—	3,197

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Futures Contracts	$(571)	$—	$—	$(571)

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46823JAN10

 5

Schwab Capital Trust
Schwab Dividend Equity Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.8%	Common Stock	1,245,169	1,308,623
1.0%	Short-Term Investments	13,184	13,184

99.8%	Total Investments	1,258,353	1,321,807
0.2%	Other Assets and Liabilities, Net		2,159

100.0%	Total Net Assets		1,323,966

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.8% of net assets

Banks 2.3%
Bank of Hawaii Corp.	125,000	5,685
BB&T Corp.	135,000	3,762
Commerce Bancshares, Inc.	70,000	2,771
PNC Financial Services Group, Inc.	175,000	9,700
Wells Fargo & Co.	300,000	8,529

		30,447

Capital Goods 8.1%
3M Co.	120,000	9,659
Eaton Corp.	175,000	10,717
General Electric Co.	600,000	9,648
Harsco Corp.	50,000	1,488
Illinois Tool Works, Inc.	75,000	3,269
KBR, Inc.	125,000	2,341
L-3 Communications Holdings, Inc.	150,000	12,501
Lockheed Martin Corp.	100,000	7,452
Masco Corp.	300,000	4,068
Northrop Grumman Corp.	290,400	16,437
Raytheon Co.	300,000	15,729
United Technologies Corp.	200,000	13,496

		106,805

Commercial & Professional Supplies 0.8%
R.R. Donnelley & Sons Co.	535,000	10,604

Consumer Durables & Apparel 1.1%
Hasbro, Inc.	325,000	9,929
Leggett & Platt, Inc.	250,000	4,565

		14,494

Consumer Services 2.0%
H&R Block, Inc.	140,000	3,013
McDonald’s Corp.	375,000	23,411

		26,424

Diversified Financials 6.8%
American Express Co.	55,000	2,071
Ameriprise Financial, Inc.	125,000	4,780
Bank of America Corp.	650,000	9,867
BlackRock, Inc.	50,000	10,691
Capital One Financial Corp.	100,000	3,686
JPMorgan Chase & Co.	775,584	30,201
Morgan Stanley	450,000	12,051
Raymond James Financial, Inc.	100,000	2,531
The Goldman Sachs Group, Inc.	95,000	14,129

		90,007

Energy 11.6%
Anadarko Petroleum Corp.	350,000	22,323
Apache Corp.	125,000	12,346
Boardwalk Pipeline Partners L.P.	170,000	5,011
ConocoPhillips	400,000	19,200
Exxon Mobil Corp.	225,000	14,497
Marathon Oil Corp.	75,000	2,236
Murphy Oil Corp.	150,000	7,662
Occidental Petroleum Corp.	420,000	32,903
Spectra Energy Corp.	575,000	12,219
Tesoro Corp.	200,000	2,500
The Williams Cos., Inc.	500,000	10,420
Valero Energy Corp.	675,000	12,433

		153,750

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	100,000	5,743
Wal-Mart Stores, Inc.	200,000	10,686

		16,429

Food, Beverage & Tobacco 8.8%
Archer-Daniels-Midland Co.	100,000	2,997
Coca-Cola Enterprises, Inc.	150,000	3,029
ConAgra Foods, Inc.	425,000	9,664
General Mills, Inc.	270,000	19,254
H.J. Heinz Co.	435,000	18,979
Kellogg Co.	340,000	18,503
Kraft Foods, Inc., Class A	250,000	6,915
Philip Morris International, Inc.	75,000	3,413
Reynolds American, Inc.	426,400	22,684
Sara Lee Corp.	475,000	5,767
The Coca-Cola Co.	100,000	5,425

		116,630

Health Care Equipment & Services 4.3%
Baxter International, Inc.	325,000	18,717
Becton Dickinson & Co.	254,000	19,144
McKesson Corp.	250,000	14,705

 1

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Quest Diagnostics, Inc.	75,000	4,175

		56,741

Household & Personal Products 2.0%
Colgate-Palmolive Co.	100,000	8,003
Kimberly-Clark Corp.	100,000	5,939
The Procter & Gamble Co.	200,000	12,310

		26,252

Insurance 4.4%
Axis Capital Holdings Ltd.	100,000	2,880
HCC Insurance Holdings, Inc.	250,000	6,775
MetLife, Inc.	100,000	3,532
Prudential Financial, Inc.	180,000	8,998
The Chubb Corp.	351,000	17,550
The Travelers Cos., Inc.	358,000	18,140

		57,875

Materials 2.8%
Ball Corp.	75,000	3,809
Bemis Co., Inc.	150,000	4,209
Celanese Corp., Series A	125,000	3,638
Eastman Chemical Co.	75,000	4,240
International Paper Co.	500,000	11,455
MeadWestvaco Corp.	300,000	7,221
Sonoco Products Co.	100,000	2,776

		37,348

Media 1.6%
Comcast Corp., Class A	375,000	5,936
Gannett Co., Inc.	200,000	3,230
The McGraw-Hill Cos., Inc.	100,000	3,545
Time Warner, Inc.	300,000	8,235

		20,946

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Abbott Laboratories	425,000	22,499
Bristol-Myers Squibb Co.	900,000	21,924
Eli Lilly & Co.	550,000	19,360
Johnson & Johnson	387,000	24,327
Merck & Co., Inc.	560,000	21,381
Pfizer, Inc.	1,200,000	22,392

		131,883

Real Estate 0.6%
Public Storage	110,000	8,710

Retailing 4.2%
Family Dollar Stores, Inc.	225,000	6,948
J.C. Penney Co., Inc.	200,000	4,966
Limited Brands, Inc.	200,000	3,804
Macy’s, Inc.	300,000	4,779
The Gap, Inc.	400,000	7,632
The Home Depot, Inc.	450,000	12,604
The TJX Cos., Inc.	400,000	15,204

		55,937

Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	100,000	2,696
Intel Corp.	1,125,000	21,825
Texas Instruments, Inc.	775,000	17,437

		41,958

Software & Services 5.9%
Accenture plc, Class A	535,000	21,930
Automatic Data Processing, Inc.	200,000	8,158
Broadridge Financial Solutions, Inc.	90,000	1,955
CA, Inc.	500,000	11,020
MasterCard, Inc., Class A	25,000	6,247
Microsoft Corp.	700,000	19,726
Oracle Corp.	300,000	6,918
Western Union Co.	140,000	2,596

		78,550

Technology Hardware & Equipment 6.6%
Harris Corp.	100,000	4,292
Hewlett-Packard Co.	620,000	29,184
International Business Machines Corp.	267,500	32,739
Jabil Circuit, Inc.	200,000	2,896
Molex, Inc.	300,000	6,048
Tyco Electronics Ltd.	375,000	9,330
Xerox Corp.	320,000	2,790

		87,279

Telecommunication Services 3.3%
AT&T, Inc.	450,407	11,422
CenturyTel, Inc.	387,700	13,186
Qwest Communications International, Inc.	700,000	2,947
Verizon Communications, Inc.	477,300	14,042
Windstream Corp.	200,000	2,062

		43,659

Transportation 1.3%
CSX Corp.	150,000	6,429
FedEx Corp.	100,000	7,835
Ryder System, Inc.	75,000	2,730

		16,994

Utilities 5.9%
American Electric Power Co., Inc.	501,000	17,360
CenterPoint Energy, Inc.	325,000	4,534
DTE Energy Co.	475,000	19,969
Edison International	100,000	3,332
Exelon Corp.	125,000	5,702
NiSource, Inc.	475,000	6,769
Northeast Utilities	100,000	2,532
PG&E Corp.	100,000	4,224
Pinnacle West Capital Corp.	100,000	3,582

2

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Public Service Enterprise Group, Inc.	200,000	6,118
UGI Corp.	195,000	4,779

		78,901

Total Common Stock (Cost $1,245,169)		1,308,623

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.0% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 02/01/10	10,675	10,675

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	2,509	2,509

Total Short-Term Investments (Cost $13,184)		13,184

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $1,258,353 and the unrealized appreciation and depreciation were $153,308 and $89,854, respectively, with a net unrealized appreciation of $63,454.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	215	11,507	(289)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 3

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,308,623	$—	$—	$1,308,623
Short-Term Investments(a)	—	13,184	—	13,184

Total	$1,308,623	$13,184	$—	$1,321,807

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Futures Contracts	$(289)	$—	$—	$(289)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46824JAN10

 5

Schwab Capital Trust
Schwab Large-Cap Growth Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Common Stock	335,674	369,037
0.4%	Other Investment Company	1,406	1,428
0.4%	Short-Term Investment	1,308	1,308

99.9%	Total Investments	338,388	371,773
0.1%	Other Assets and Liabilities, Net		290

100.0%	Total Net Assets		372,063

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.1% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	115,000	1,247

Capital Goods 5.3%
Cooper Industries plc, Class A	25,000	1,072
Dover Corp.	61,400	2,633
Fluor Corp.	67,700	3,070
Illinois Tool Works, Inc.	60,000	2,615
ITT Corp.	7,000	338
L-3 Communications Holdings, Inc.	29,800	2,484
Lockheed Martin Corp.	10,000	745
Navistar International Corp. *	25,000	925
Northrop Grumman Corp.	20,000	1,132
Raytheon Co.	40,000	2,097
United Technologies Corp.	40,000	2,699

		19,810

Commercial & Professional Supplies 1.2%
Avery Dennison Corp.	60,000	1,950
R.R. Donnelley & Sons Co.	135,000	2,676

		4,626

Consumer Durables & Apparel 0.7%
Polo Ralph Lauren Corp.	30,500	2,501

Consumer Services 2.9%
H&R Block, Inc.	70,000	1,506
McDonald’s Corp.	150,000	9,365

		10,871

Diversified Financials 3.5%
BlackRock, Inc.	15,000	3,207
JPMorgan Chase & Co.	58,800	2,290
Lazard Ltd., Class A	50,000	1,927
Morgan Stanley	30,000	804
The Goldman Sachs Group, Inc.	31,000	4,610

		12,838

Energy 5.6%
Anadarko Petroleum Corp.	82,000	5,230
Cameron International Corp. *	25,000	942
El Paso Corp.	183,000	1,857
Exxon Mobil Corp.	10,000	644
Nabors Industries Ltd. *	45,000	1,004
National-Oilwell Varco, Inc.	15,500	634
Noble Corp.	70,000	2,822
Occidental Petroleum Corp.	100,500	7,873

		21,006

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	25,000	1,436
Wal-Mart Stores, Inc.	210,000	11,220
Walgreen Co.	80,000	2,884

		15,540

Food, Beverage & Tobacco 6.3%
Archer-Daniels-Midland Co.	160,000	4,795
Coca-Cola Enterprises, Inc.	290,000	5,855
General Mills, Inc.	4,300	307
H.J. Heinz Co.	140,000	6,108
Kellogg Co.	20,000	1,089
Kraft Foods, Inc., Class A	44,500	1,231
Philip Morris International, Inc.	26,000	1,183
Reynolds American, Inc.	55,000	2,926

		23,494

Health Care Equipment & Services 5.9%
AmerisourceBergen Corp.	25,000	681
Baxter International, Inc.	71,500	4,118
Beckman Coulter, Inc.	15,000	981
CIGNA Corp.	7,000	236
Express Scripts, Inc. *	126,000	10,566
Hospira, Inc. *	25,000	1,266
Humana, Inc. *	14,000	681
McKesson Corp.	60,000	3,529

		22,058

Household & Personal Products 3.5%
Kimberly-Clark Corp.	115,000	6,830
The Estee Lauder Cos., Inc., Class A	25,000	1,313
The Procter & Gamble Co.	80,574	4,959

		13,102

 1

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 1.1%
Aflac, Inc.	47,500	2,300
Prudential Financial, Inc.	24,500	1,225
The Travelers Cos., Inc.	10,000	507

		4,032

Materials 3.2%
Ball Corp.	35,000	1,778
Celanese Corp., Series A	104,000	3,026
International Paper Co.	153,000	3,505
Owens-Illinois, Inc. *	105,200	2,864
Pactiv Corp. *	40,000	902

		12,075

Media 1.6%
Comcast Corp., Class A	75,000	1,187
Omnicom Group, Inc.	101,500	3,583
Time Warner, Inc.	40,000	1,098

		5,868

Pharmaceuticals, Biotechnology & Life Sciences 11.2%
Abbott Laboratories	47,000	2,488
Amgen, Inc. *	145,000	8,480
Biogen Idec, Inc. *	88,000	4,729
Bristol-Myers Squibb Co.	185,000	4,507
Cephalon, Inc. *	50,000	3,192
Forest Laboratories, Inc. *	56,200	1,666
Life Technologies Corp. *	100,000	4,971
Merck & Co., Inc.	125,000	4,772
Millipore Corp. *	25,000	1,724
Mylan, Inc. *	75,000	1,367
Pfizer, Inc.	200,000	3,732

		41,628

Real Estate 0.6%
Public Storage	30,000	2,375

Retailing 4.8%
Amazon.com, Inc. *	33,500	4,201
Dollar Tree, Inc. *	20,000	990
J.C. Penney Co., Inc.	10,500	261
Limited Brands, Inc.	75,500	1,436
Ross Stores, Inc.	16,000	735
The Gap, Inc.	215,000	4,102
The Sherwin-Williams Co.	3,500	222
The TJX Cos., Inc.	160,000	6,082

		18,029

Semiconductors & Semiconductor Equipment 4.1%
Intel Corp.	250,000	4,850
LSI Corp. *	200,000	998
Marvell Technology Group Ltd. *	225,000	3,922
ON Semiconductor Corp. *	75,000	541
Texas Instruments, Inc.	220,000	4,950

		15,261

Software & Services 14.4%
Accenture plc, Class A	280,000	11,477
BMC Software, Inc. *	88,900	3,435
CA, Inc.	115,000	2,534
Computer Sciences Corp. *	83,000	4,258
eBay, Inc. *	30,000	691
Google, Inc., Class A *	20,000	10,588
MasterCard, Inc., Class A	10,000	2,499
Microsoft Corp.	322,000	9,074
Oracle Corp.	238,800	5,507
Symantec Corp. *	127,900	2,168
Western Union Co.	65,000	1,205

		53,436

Technology Hardware & Equipment 15.4%
Apple, Inc. *	58,500	11,239
Cisco Systems, Inc. *	250,000	5,618
Dell, Inc. *	40,000	516
EMC Corp. *	200,000	3,334
Hewlett-Packard Co.	300,000	14,121
International Business Machines Corp.	147,400	18,040
Seagate Technology	45,000	753
Western Digital Corp. *	96,000	3,647

		57,268

Telecommunication Services 0.2%
Qwest Communications International, Inc.	138,000	581

Transportation 2.7%
CSX Corp.	33,000	1,414
FedEx Corp.	73,500	5,759
Union Pacific Corp.	48,000	2,904

		10,077

Utilities 0.4%
NRG Energy, Inc. *	2,100	51
The AES Corp. *	100,000	1,263

		1,314

Total Common Stock (Cost $335,674)		369,037

Other Investment Company 0.4% of net assets

iShares Russell 1000 Growth Index Fund	30,000	1,428

2

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Wells Fargo
0.03%, 02/01/10	1,308	1,308

Total Short-Term Investment (Cost $1,308)		1,308

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $338,853 and the unrealized appreciation and depreciation were $44,042 and ($11,122), respectively, with a net unrealized appreciation of $32,920.

*	Non-income producing security.

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$369,037	$—	$—	$369,037
Other Investment Company	1,428	—	—	1,428
Short-Term Investment(a)	—	1,308	—	1,308

Total	$370,465	$1,308	$—	$371,773

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46822JAN10

4

Schwab Capital Trust
Schwab Small-Cap Equity Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.2%		Common Stock	191,269	203,561
1.8%		Short-Term Investments	3,688	3,688

100.0%		Total Investments	194,957	207,249
1.5%		Collateral Invested for Securities on Loan	3,051	3,051
(1	.5)%	Other Assets and Liabilities, Net		(3,142)

100.0%		Total Net Assets		207,158

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.2% of net assets

Automobiles & Components 1.7%
Exide Technologies *	167,800	1,297
Spartan Motors, Inc.	25,100	151
Standard Motor Products, Inc. *	83,800	657
Superior Industries International, Inc.	22,000	324
TRW Automotive Holdings Corp. *	50,000	1,151

		3,580

Banks 6.0%
BancFirst Corp.	26,800	1,080
Bank Mutual Corp.	20,200	135
CapitalSource, Inc.	273,200	1,309
Chemical Financial Corp.	12,700	269
Community Trust Bancorp, Inc.	5,600	142
East West Bancorp, Inc.	103,000	1,692
First Citizens BancShares, Inc., Class A	7,600	1,275
MGIC Investment Corp. *	95,100	575
NBT Bancorp, Inc.	37,700	786
Ocwen Financial Corp. *	35,400	324
Popular, Inc.	476,100	1,024
Southside Bancshares, Inc.	43,600	868
Susquehanna Bancshares, Inc.	9,300	73
UMB Financial Corp.	30,600	1,209
United Community Banks, Inc. *	75,375	339
Wintrust Financial Corp.	36,800	1,278

		12,378

Capital Goods 9.6%
A.O. Smith Corp.	11,000	468
Aircastle Ltd.	41,500	395
Altra Holdings, Inc. *	92,300	1,017
Apogee Enterprises, Inc.	16,100	222
Beacon Roofing Supply, Inc. *	9,600	161
Brady Corp., Class A	23,200	656
Chart Industries, Inc. *	35,700	576
CIRCOR International, Inc.	11,400	322
Cubic Corp.	26,700	1,043
Dycom Industries, Inc. *	83,600	683
DynCorp International, Inc., Class A *	58,400	701
EMCOR Group, Inc. *	62,500	1,504
EnerSys *	49,900	973
EnPro Industries, Inc. *	19,100	465
Esterline Technologies Corp. *	12,800	483
Federal Signal Corp.	17,200	112
GenCorp, Inc. *	144,800	811
Gibraltar Industries, Inc. *	72,200	1,006
Griffon Corp. *	94,800	1,120
Interline Brands, Inc. *	9,700	163
L.B. Foster Co., Class A *	17,800	480
Michael Baker Corp. *	2,700	105
Mueller Industries, Inc.	27,700	681
Polypore International, Inc. *	32,700	439
Powell Industries, Inc. *	27,700	809
Tecumseh Products Co., Class A *	24,800	275
Tredegar Corp.	68,000	1,100
Trex Co., Inc. *	19,400	299
Triumph Group, Inc.	3,900	199
United Rentals, Inc. *	51,300	411
Universal Forest Products, Inc.	31,000	1,052
Watts Water Technologies, Inc., Class A	37,900	1,096

		19,827

Commercial & Professional Supplies 3.8%
Acco Brands Corp. *	172,100	1,325
American Reprographics Co. *	45,000	316
ATC Technology Corp. *	40,900	894
Cenveo, Inc. *	120,700	871
Consolidated Graphics, Inc. *	33,000	1,114
Cornell Cos., Inc. *	20,600	433
Ennis, Inc.	31,300	470
G & K Services, Inc., Class A	8,200	205
M&F Worldwide Corp. *	20,000	726
On Assignment, Inc. *	25,500	178
Spherion Corp. *	189,500	1,069
United Stationers, Inc. *	3,700	202

		7,803

Consumer Durables & Apparel 5.0%
Blyth, Inc.	21,625	607
Carter’s, Inc. *	53,800	1,391
Helen of Troy Ltd. *	33,300	785
Jarden Corp.	40,100	1,222
Jones Apparel Group, Inc.	12,500	181
La-Z-Boy, Inc. *	38,400	390
Maidenform Brands, Inc. *	58,000	867
Quiksilver, Inc. *	433,281	875
RC2 Corp. *	36,700	527

 1

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Smith & Wesson Holding Corp. (b)*	59,800	237
Steven Madden Ltd. *	33,100	1,329
The Timberland Co., Class A *	51,400	884
UniFirst Corp.	20,700	1,040

		10,335

Consumer Services 3.5%
California Pizza Kitchen, Inc. *	17,100	236
Cracker Barrel Old Country Store, Inc.	25,900	957
Isle of Capri Casinos, Inc. *	93,300	751
Krispy Kreme Doughnuts, Inc. *	108,300	305
O’Charley’s, Inc. *	15,400	114
P.F. Chang’s China Bistro, Inc. *	9,600	371
Panera Bread Co., Class A *	16,500	1,178
Service Corp. International	135,000	1,036
Shuffle Master, Inc. *	124,400	1,106
Steiner Leisure Ltd. *	17,500	697
The Cheesecake Factory, Inc. *	20,100	425

		7,176

Diversified Financials 5.0%
Advance America Cash Advance Centers, Inc.	203,900	985
AmeriCredit Corp. *	54,700	1,147
Calamos Asset Management, Inc., Class A	10,800	140
Cardtronics, Inc. *	27,400	298
Dollar Financial Corp. *	25,900	584
First Cash Financial Services, Inc. *	18,300	418
Interactive Brokers Group, Inc., Class A *	54,700	870
Investment Technology Group, Inc. *	44,900	920
MarketAxess Holdings, Inc.	51,400	700
Nelnet, Inc., Class A	73,900	1,233
Penson Worldwide, Inc. (b)*	76,500	644
PHH Corp. *	70,000	1,221
Rewards Network, Inc.	33,466	432
SWS Group, Inc.	57,800	694

		10,286

Energy 4.8%
Basic Energy Services, Inc. *	77,900	732
Cal Dive International, Inc. *	105,100	740
Dawson Geophysical Co. *	31,800	690
Dresser-Rand Group, Inc. *	33,600	994
Gulf Island Fabrication, Inc.	45,300	791
Hercules Offshore, Inc. *	205,400	801
International Coal Group, Inc. *	391,400	1,397
Parker Drilling Co. *	174,900	841
Pioneer Drilling Co. *	118,800	945
SEACOR Holdings, Inc. *	5,500	386
Willbros Group, Inc. *	32,500	497
World Fuel Services Corp.	48,500	1,165

		9,979

Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	29,800	914
Nash Finch Co.	5,500	190
The Pantry, Inc. *	24,300	328
Winn-Dixie Stores, Inc. *	1,500	15

		1,447

Food, Beverage & Tobacco 3.0%
Alliance One International, Inc. *	234,600	1,194
Chiquita Brands International, Inc. *	66,500	975
Coca-Cola Bottling Co.	21,000	1,060
Darling International, Inc. *	58,500	456
Del Monte Foods Co.	95,400	1,086
J & J Snack Foods Corp.	24,700	1,033
Lancaster Colony Corp.	7,100	387
National Beverage Corp.	9,300	107

		6,298

Health Care Equipment & Services 6.7%
Align Technology, Inc. *	13,900	261
America Service Group, Inc.	14,100	217
American Medical Systems Holdings, Inc. *	60,600	1,163
AMERIGROUP Corp. *	50,200	1,278
AMN Healthcare Services, Inc. *	51,200	445
AmSurg Corp. *	9,300	196
Cantel Medical Corp.	66,500	1,282
Centene Corp. *	51,800	997
Chemed Corp.	7,000	325
Cross Country Healthcare, Inc. *	20,700	188
CryoLife, Inc. *	46,100	290
Emergency Medical Services Corp., Class A *	23,300	1,223
Hanger Orthopedic Group, Inc. *	25,400	413
HEALTHSOUTH Corp. *	11,000	198
Healthspring, Inc. *	19,500	339
Healthways, Inc. *	15,400	263
ICU Medical, Inc. *	12,100	421
Invacare Corp.	29,200	731
inVentiv Health, Inc. *	41,600	639
Kensey Nash Corp. *	34,300	831
Magellan Health Services, Inc. *	23,600	932
Merit Medical Systems, Inc. *	54,000	963
PharMerica Corp. *	15,700	256
Res-Care, Inc. *	14,500	131

		13,982

Household & Personal Products 1.3%
Central Garden & Pet Co., Class A *	73,800	649
Nu Skin Enterprises, Inc., Class A	54,900	1,276
Prestige Brands Holdings, Inc. *	37,000	287
Revlon, Inc., Class A *	36,200	558

		2,770

Insurance 2.7%
Allied World Assurance Co. Holdings Ltd.	20,300	909
American Financial Group, Inc.	39,100	970
American Physicians Capital, Inc.	20,333	564
AMERISAFE, Inc. *	33,300	576

2

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Aspen Insurance Holdings Ltd.	5,900	157
Delphi Financial Group, Inc., Class A	15,200	308
First Mercury Financial Corp.	11,200	147
Meadowbrook Insurance Group, Inc.	20,400	138
Platinum Underwriters Holdings Ltd.	44,300	1,606
Selective Insurance Group, Inc.	12,000	186

		5,561

Materials 3.6%
A. Schulman, Inc.	38,100	858
Bway Holding Co. *	42,400	723
Innophos Holdings, Inc.	22,400	438
Minerals Technologies, Inc.	5,700	272
OM Group, Inc. *	6,700	219
Omnova Solutions, Inc. *	103,600	586
PolyOne Corp. *	135,300	1,008
Quaker Chemical Corp.	17,700	310
Rock-Tenn Co., Class A	34,100	1,456
Schweitzer-Mauduit International, Inc.	8,200	617
Sonoco Products Co.	35,100	974

		7,461

Media 0.8%
LodgeNet Interactive Corp. *	50,700	277
Valassis Communications, Inc. *	65,400	1,369

		1,646

Pharmaceuticals, Biotechnology & Life Sciences 8.6%
Accelrys, Inc. *	28,400	162
Affymetrix, Inc. *	124,900	660
Albany Molecular Research, Inc. *	129,300	1,227
Bio-Rad Laboratories, Inc., Class A *	12,000	1,118
Bruker Corp. *	87,000	1,068
Cubist Pharmaceuticals, Inc. *	10,800	221
Dionex Corp. *	5,000	349
Endo Pharmaceuticals Holdings, Inc. *	9,500	191
Enzon Pharmaceuticals, Inc. (b)*	112,800	1,125
eResearch Technology, Inc. *	25,500	157
Impax Laboratories, Inc. *	21,300	283
Kendle International, Inc. *	63,900	1,293
King Pharmaceuticals, Inc. *	41,500	498
Martek Biosciences Corp. *	54,200	1,167
Maxygen, Inc. *	134,500	752
Medicis Pharmaceutical Corp., Class A	58,900	1,361
Par Pharmaceutical Cos., Inc. *	58,100	1,529
PerkinElmer, Inc. *	19,900	401
Perrigo Co.	19,900	881
Synta Pharmaceuticals Corp. *	51,500	215
Valeant Pharmaceuticals International *	37,100	1,242
ViroPharma, Inc. *	84,500	835
Watson Pharmaceuticals, Inc. *	27,700	1,063

		17,798

Real Estate 4.5%
Acadia Realty Trust	27,400	436
Corporate Office Properties Trust	17,200	614
EastGroup Properties, Inc.	14,000	536
First Potomac Realty Trust	28,400	386
Getty Realty Corp.	5,500	119
Hospitality Properties Trust	33,800	748
HRPT Properties Trust	90,200	602
Lasalle Hotel Properties	44,300	893
LTC Properties, Inc.	9,200	233
Mack-Cali Realty Corp.	19,300	629
Mid-America Apartment Communities, Inc.	19,800	929
National Retail Properties, Inc.	48,400	978
PS Business Parks, Inc.	16,300	780
Saul Centers, Inc.	9,600	342
Tanger Factory Outlet Centers, Inc.	24,500	938
Urstadt Biddle Properties, Class A	5,000	75

		9,238

Retailing 2.1%
Big 5 Sporting Goods Corp.	18,800	275
Group 1 Automotive, Inc. *	9,300	270
HSN, Inc. *	16,900	323
Jo-Ann Stores, Inc. *	30,000	1,050
Lithia Motors, Inc., Class A *	23,200	181
Rent-A-Center, Inc. *	9,800	196
Stage Stores, Inc.	12,600	163
The Children’s Place Retail Stores, Inc. *	25,600	814
The Finish Line, Inc., Class A	75,200	834
The Men’s Wearhouse, Inc.	13,600	274

		4,380

Semiconductors & Semiconductor Equipment 3.2%
Amkor Technology, Inc. (b)*	175,900	1,001
Cirrus Logic, Inc. *	30,700	209
DSP Group, Inc. *	20,300	140
Entegris, Inc. *	168,700	614
FEI Co. *	13,400	279
Integrated Device Technology, Inc. *	143,800	815
Lattice Semiconductor Corp. *	423,200	1,096
MKS Instruments, Inc. *	26,300	437
Photronics, Inc. *	236,700	911
Skyworks Solutions, Inc. *	84,700	1,075

		6,577

Software & Services 6.4%
Acxiom Corp. *	75,200	1,157
Art Technology Group, Inc. *	81,500	365
CACI International, Inc., Class A *	7,600	365
CSG Systems International, Inc. *	5,700	111
EarthLink, Inc.	128,100	1,039
Euronet Worldwide, Inc. *	33,800	690
Global Cash Access Holdings, Inc. *	17,000	138
Hewitt Associates, Inc., Class A *	30,500	1,204
Interactive Intelligence, Inc. *	16,100	279
Internap Network Services Corp. *	45,000	200

 3

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
j2 Global Communications, Inc. *	8,100	166
JDA Software Group, Inc. *	45,900	1,203
ModusLink Global Solutions, Inc. *	68,200	692
Novell, Inc. *	198,100	886
Openwave Systems, Inc. *	127,400	284
SonicWALL, Inc. *	59,100	450
Sybase, Inc. *	26,700	1,086
TeleTech Holdings, Inc. *	45,600	868
TIBCO Software, Inc. *	19,700	177
Unisys Corp. *	10,140	293
United Online, Inc.	32,800	207
VeriFone Holdings, Inc. *	51,200	911
Web.com Group, Inc. *	70,500	393
Wright Express Corp. *	7,200	211

		13,375

Technology Hardware & Equipment 6.5%
Acme Packet, Inc. *	12,700	131
Adaptec, Inc. *	137,100	417
ADC Telecommunications, Inc. *	25,800	137
Arris Group, Inc. *	62,200	625
Aviat Networks, Inc. *	36,500	262
Benchmark Electronics, Inc. *	33,900	618
Black Box Corp.	12,000	330
Brightpoint, Inc. *	83,400	487
Cray, Inc. *	122,100	576
CTS Corp.	11,400	87
Emulex Corp. *	58,500	658
Insight Enterprises, Inc. *	93,800	1,080
JDS Uniphase Corp. *	72,200	568
Mercury Computer Systems, Inc. *	40,300	481
Methode Electronics, Inc.	124,200	1,365
Oplink Communications, Inc. *	64,100	952
OSI Systems, Inc. *	11,600	307
Plantronics, Inc.	38,200	1,009
Quantum Corp. *	225,100	576
RadiSys Corp. *	46,800	351
ScanSource, Inc. *	7,500	212
Symmetricom, Inc. *	65,800	336
Tekelec *	49,400	740
Tellabs, Inc. *	83,100	534
Vishay Intertechnology, Inc. *	92,500	697

		13,536

Telecommunication Services 1.9%
Atlantic Tele-Network, Inc.	5,700	276
Global Crossing Ltd. *	84,000	1,173
PAETEC Holding Corp. *	133,700	424
USA Mobility, Inc.	74,600	775
Vonage Holdings Corp. (b)*	909,000	1,318

		3,966

Transportation 3.0%
Alaska Air Group, Inc. *	33,600	1,053
Avis Budget Group, Inc. *	103,100	1,115
Dollar Thrifty Automotive Group, Inc. *	22,400	546
Hawaiian Holdings, Inc. *	124,500	739
International Shipholding Corp.	30,700	846
Marten Transport Ltd. *	45,600	803
SkyWest, Inc.	74,200	1,086

		6,188

Utilities 3.8%
Central Vermont Public Services Corp.	43,400	853
El Paso Electric Co. *	62,200	1,197
Mirant Corp. *	31,600	445
Nicor, Inc.	41,000	1,661
Southwest Gas Corp.	60,500	1,674
UGI Corp.	44,700	1,096
Unisource Energy Corp.	34,100	1,048

		7,974

Total Common Stock (Cost $191,269)		203,561

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.8% of net assets

Time Deposit 1.5%
Wells Fargo
0.03%, 02/01/10	3,018	3,018

U.S. Treasury Obligation 0.3%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	670	670

Total Short-Term Investments (Cost $3,688)		3,688

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 1.5% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	3,050,872	3,051

Total Collateral Invested for Securities on Loan (Cost $3,051)		3,051

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $195,016 and the unrealized appreciation and depreciation were $29,966 and ($17,733), respectively, with a net unrealized appreciation of $12,233.

4

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

Russell 2000 Index, mini, Long, expires 03/19/10	45	2,705	35

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 5

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$203,561	$—	$—	$203,561
Short-Term Investment(a)	—	3,688	—	3,688

Total	$203,561	$3,688	$—	$207,249

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,051	$—	$—	$3,051
Futures Contracts*	35	—	—	35

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46825JAN10

6

Schwab Capital Trust
Schwab Hedged Equity Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

89.9%		Common Stock	265,408	290,310
2.4%		Other Investment Company	7,849	7,849
0.7%		Short-Term Investment	2,254	2,254

93.0%		Total Investments	275,511	300,413
(20	.3)%	Short Sales	(62,348)	(65,592)
27.3%		Other Assets and Liabilities, Net		88,317

100.0%		Total Net Assets		323,138

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 89.9% of net assets

Automobiles & Components 1.3%
Ford Motor Co. *	342,700	3,715
TRW Automotive Holdings Corp. *	18,400	424

		4,139

Banks 3.9%
Bank of Hawaii Corp. (a)	71,100	3,234
CapitalSource, Inc. (a)	368,500	1,765
First Horizon National Corp. *	129,609	1,678
Huntington Bancshares, Inc.	762,000	3,650
UMB Financial Corp. (a)	59,100	2,335

		12,662

Capital Goods 5.9%
Armstrong World Industries, Inc. *	36,100	1,315
Cubic Corp. (a)	64,200	2,507
EMCOR Group, Inc. *	208,700	5,021
EnerSys (a)*	3,800	74
General Electric Co.	95,800	1,541
Hubbell, Inc., Class B	28,100	1,210
L-3 Communications Holdings, Inc.	15,000	1,250
Northrop Grumman Corp.	35,500	2,009
Raytheon Co.	31,400	1,646
The Stanley Works	24,500	1,256
The Timken Co.	43,500	975
Tyco International Ltd.	2,500	89

		18,893

Commercial & Professional Supplies 2.3%
Avery Dennison Corp. (a)	93,100	3,027
R.R. Donnelley & Sons Co. (a)	227,700	4,513

		7,540

Consumer Durables & Apparel 1.5%
Carter’s, Inc. (a)*	159,800	4,132
Jones Apparel Group, Inc.	41,800	604

		4,736

Consumer Services 2.1%
Panera Bread Co., Class A *	52,300	3,735
Service Corp. International	400,200	3,070
Starbucks Corp. *	2,500	54

		6,859

Diversified Financials 7.0%
AmeriCredit Corp. *	200,400	4,202
Bank of America Corp.	32,100	487
Discover Financial Services (a)	421,900	5,772
Investment Technology Group, Inc. *	38,800	796
JPMorgan Chase & Co.	176,100	6,857
Lazard Ltd., Class A	6,500	251
The Goldman Sachs Group, Inc.	28,000	4,164

		22,529

Energy 8.9%
Anadarko Petroleum Corp. (a)	109,100	6,958
Cameron International Corp. (a)*	50,000	1,883
Chevron Corp.	19,200	1,385
Dresser-Rand Group, Inc. (a)*	109,000	3,224
National-Oilwell Varco, Inc.	21,400	875
Noble Corp.	69,700	2,810
Occidental Petroleum Corp. (a)	15,000	1,175
SEACOR Holdings, Inc. *	14,600	1,026
The Williams Cos., Inc.	172,700	3,599
World Fuel Services Corp.	234,600	5,638

		28,573

Food & Staples Retailing 0.5%
SUPERVALU, Inc.	8,800	129
Wal-Mart Stores, Inc.	28,200	1,507

		1,636

Food, Beverage & Tobacco 5.7%
Archer-Daniels-Midland Co. (a)	135,900	4,073
Chiquita Brands International, Inc. (a)*	263,100	3,860
Coca-Cola Enterprises, Inc. (a)	45,500	918
Constellation Brands, Inc., Class A (a)*	91,100	1,465
Del Monte Foods Co. (a)	130,100	1,480
Kraft Foods, Inc., Class A	69,700	1,928
Lancaster Colony Corp.	47,400	2,586

 1

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Reynolds American, Inc.	42,100	2,240

		18,550

Health Care Equipment & Services 2.3%
Baxter International, Inc.	36,000	2,073
Boston Scientific Corp. *	205,100	1,770
McKesson Corp.	41,900	2,464
Quest Diagnostics, Inc.	21,100	1,175

		7,482

Household & Personal Products 1.7%
Kimberly-Clark Corp.	69,400	4,121
The Procter & Gamble Co.	24,400	1,502

		5,623

Insurance 3.4%
American Financial Group, Inc. (a)	156,000	3,870
Arch Capital Group Ltd. *	37,900	2,711
Aspen Insurance Holdings Ltd.	7,400	197
Delphi Financial Group, Inc., Class A (a)	92,800	1,879
Platinum Underwriters Holdings Ltd.	15,400	559
Prudential Financial, Inc.	22,400	1,120
The Travelers Cos., Inc.	11,300	573
Transatlantic Holdings, Inc.	2,600	129

		11,038

Materials 4.8%
Bemis Co., Inc. (a)	37,600	1,055
Crown Holdings, Inc. *	29,700	707
International Paper Co.	122,600	2,809
MeadWestvaco Corp. (a)	174,100	4,191
Pactiv Corp. *	1,900	43
Silgan Holdings, Inc.	110,500	5,729
Temple-Inland, Inc.	55,500	964

		15,498

Media 2.8%
Cinemark Holdings, Inc. (a)	146,200	2,073
Liberty Global, Inc., Series A (a)*	26,800	680
Time Warner, Inc.	228,233	6,265

		9,018

Pharmaceuticals, Biotechnology & Life Sciences 9.0%
Amgen, Inc. (a)*	88,300	5,164
Biogen Idec, Inc. *	12,300	661
Dionex Corp. *	18,400	1,285
Forest Laboratories, Inc. *	99,000	2,935
Johnson & Johnson	24,400	1,534
King Pharmaceuticals, Inc. *	189,000	2,270
Millipore Corp. *	64,800	4,469
PerkinElmer, Inc. *	73,800	1,486
Pfizer, Inc.	268,500	5,010
Valeant Pharmaceuticals International *	3,800	127
Watson Pharmaceuticals, Inc. *	108,800	4,175

		29,116

Real Estate 0.7%
Corporate Office Properties Trust (a)	21,300	760
Hospitality Properties Trust	67,000	1,482

		2,242

Retailing 5.4%
Amazon.com, Inc. *	4,000	502
Family Dollar Stores, Inc. (a)	88,900	2,745
Macy’s, Inc.	1,600	25
Rent-A-Center, Inc. *	239,900	4,798
The Gap, Inc. (a)	287,100	5,478
The Home Depot, Inc.	139,200	3,899

		17,447

Semiconductors & Semiconductor Equipment 3.4%
Amkor Technology, Inc. (a)*	168,900	961
Intel Corp.	298,100	5,783
LSI Corp. *	552,700	2,758
Micron Technology, Inc. *	86,800	757
MKS Instruments, Inc. *	2,300	38
Skyworks Solutions, Inc. *	47,800	607

		10,904

Software & Services 5.5%
AOL, Inc. *	20,748	497
BMC Software, Inc. (a)*	50,300	1,944
Computer Sciences Corp. (a)*	82,400	4,227
Hewitt Associates, Inc., Class A *	133,900	5,286
Sybase, Inc. *	122,700	4,990
TIBCO Software, Inc. *	105,200	943

		17,887

Technology Hardware & Equipment 6.4%
Apple, Inc. *	7,300	1,402
Cisco Systems, Inc. *	26,900	604
Hewlett-Packard Co.	15,800	744
Ingram Micro, Inc., Class A (a)*	186,500	3,152
International Business Machines Corp.	62,200	7,613
Jabil Circuit, Inc.	16,600	240
Tech Data Corp. *	17,000	693
Tellabs, Inc. *	805,600	5,180
Vishay Intertechnology, Inc. *	11,100	84
Western Digital Corp. *	21,800	828

		20,540

Telecommunication Services 2.1%
Telephone & Data Systems, Inc.	171,100	5,398
Verizon Communications, Inc.	45,900	1,351

		6,749

2

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.9%
Alaska Air Group, Inc. *	70,600	2,213
Ryder System, Inc.	16,900	615

		2,828

Utilities 2.4%
DTE Energy Co.	28,200	1,186
NRG Energy, Inc. *	43,700	1,054
Southwest Gas Corp.	29,600	819
The AES Corp. *	60,200	760
UGI Corp.	163,300	4,002

		7,821

Total Common Stock (Cost $265,408)		290,310

Other Investment Company 2.4% of net assets

State Street Institutional Liquid Reserves Fund - Institutional Class	7,849,020	7,849

Total Other Investment Company (Cost $7,849)		7,849

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.7% of net assets

U.S. Treasury Bill 0.7%
U.S. Treasury Bills
0.04%, 03/18/10 (b)	2,254	2,254

Total Short-Term Investment (Cost $2,254)		2,254

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $275,653 and the unrealized appreciation and depreciation were $40,945 and ($16,185), respectively, with a net unrealized appreciation of $24,760.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	50	2,676	(143)

 3

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Short Sales 20.3% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc.	16,300	572
Harley-Davidson, Inc.	69,500	1,580

		2,152

Capital Goods 2.1%
CLARCOR, Inc.	15,300	495
Fastenal Co.	49,200	2,041
PACCAR, Inc.	8,900	321
Precision Castparts Corp.	13,200	1,389
The Boeing Co.	41,100	2,491
USG Corp. *	10,100	121

		6,858

Commercial & Professional Supplies 0.4%
Copart, Inc. *	25,300	854
Robert Half International, Inc.	14,300	385

		1,239

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	146,500	1,727
M.D.C. Holdings, Inc.	38,900	1,307

		3,034

Consumer Services 0.3%
International Game Technology	59,300	1,087

Diversified Financials 1.5%
IntercontinentalExchange, Inc. *	15,600	1,490
Leucadia National Corp. *	89,900	2,007
SLM Corp. *	134,100	1,412

		4,909

Energy 0.6%
Petrohawk Energy Corp. *	48,700	1,088
Weatherford International Ltd. *	55,000	862

		1,950

Food, Beverage & Tobacco 0.5%
Central European Distribution Corp. *	44,800	1,436
Flowers Foods, Inc.	6,000	146

		1,582

Health Care Equipment & Services 1.0%
Allscripts-Misys Healthcare Solutions, Inc. *	55,200	909
athenahealth, Inc. *	52,700	2,073
NuVasive, Inc. *	10,000	276

		3,258

Insurance 2.0%
Assured Guaranty Ltd.	80,700	1,829
Markel Corp. *	4,700	1,528
The Allstate Corp.	52,400	1,568
Zenith National Insurance Corp.	52,200	1,456

		6,381

Materials 2.4%
Alcoa, Inc.	160,000	2,037
Martin Marietta Materials, Inc.	2,600	206
Monsanto Co.	21,000	1,593
Southern Copper Corp.	52,000	1,385
Steel Dynamics, Inc.	60,900	924
The Mosaic Co.	15,400	824
Weyerhaeuser Co.	20,200	806

		7,775

Media 0.2%
Central European Media Enterprises, Ltd., Class A *	22,400	639

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
AMAG Pharmaceuticals, Inc. *	20,900	919
Auxilium Pharmaceuticals, Inc. *	50,300	1,417
Dendreon Corp. *	7,700	213
Theravance, Inc. *	12,800	140
United Therapeutics Corp. *	26,500	1,579
Vertex Pharmaceuticals, Inc. *	11,800	453

		4,721

Real Estate 0.3%
The St. Joe Co. *	40,314	1,048

Retailing 2.2%
Abercrombie & Fitch Co., Class A	48,500	1,530
American Eagle Outfitters, Inc.	93,600	1,487
AutoZone, Inc. *	2,500	388
J. Crew Group, Inc. *	21,000	823
O’Reilly Automotive, Inc. *	56,600	2,139
Saks, Inc. *	90,300	582

		6,949

Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc.	154,800	1,886
MEMC Electronic Materials, Inc. *	35,000	440

		2,326

Software & Services 0.8%
Paychex, Inc.	42,700	1,238
TiVo, Inc. *	156,300	1,410

		2,648

4

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 0.9%
Ciena Corp. *	117,500	1,498
Palm, Inc. *	146,200	1,519

		3,017

Telecommunication Services 0.5%
Leap Wireless International, Inc. *	119,800	1,580

Utilities 0.8%
EQT Corp.	55,400	2,439

Total Short Sales (Proceeds $62,348)		65,592

End of Short Sale Positions.

*	Non-income producing security

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 5

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$290,310	$—	$—	$290,310
Other Investment Company	7,849	—	—	7,849
Short-Term Investments(a)	—	2,254	—	2,254

Total	$298,159	$2,254	$—	$300,413

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contract*	$(143)	$—	$—	$(143)
Short Sales	(65,592)	—	—	(65,592)

*	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46826JAN10

6

Schwab Capital Trust
Schwab Financial Services Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.1%		Common Stock	59,670	56,099
2.5%		Short-Term Investments	1,406	1,406

100.6%		Total Investments	61,076	57,505
(0	.6)%	Other Assets and Liabilities, Net		(337)

100.0%		Total Net Assets		57,168

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.1% of net assets

Banks 20.6%
BancFirst Corp.	14,400	580
Bank of Hawaii Corp.	10,000	455
CapitalSource, Inc.	290,100	1,390
East West Bancorp, Inc.	43,600	716
Fifth Third Bancorp	67,100	835
First Citizens BancShares, Inc., Class A	6,908	1,159
First Horizon National Corp. *	32,259	418
Huntington Bancshares, Inc.	317,600	1,521
MGIC Investment Corp. *	91,700	555
PNC Financial Services Group, Inc.	10,900	604
Provident New York Bancorp	10,100	82
Susquehanna Bancshares, Inc.	6,600	52
U.S. Bancorp	12,500	313
UMB Financial Corp.	29,700	1,173
Wells Fargo & Co.	67,100	1,908

		11,761

Diversified Financials 43.3%
Affiliated Managers Group, Inc. *	19,600	1,187
American Express Co.	52,100	1,962
AmeriCredit Corp. *	39,900	837
Bank of America Corp.	228,300	3,466
Capital One Financial Corp.	39,200	1,445
Citigroup, Inc.	577,300	1,917
Discover Financial Services	116,400	1,592
GAMCO Investors, Inc., Class A	7,600	312
GFI Group, Inc.	8,800	43
Interactive Brokers Group, Inc., Class A *	33,200	528
Investment Technology Group, Inc. *	20,200	414
JPMorgan Chase & Co.	100,000	3,894
Lazard Ltd., Class A	35,800	1,380
MarketAxess Holdings, Inc.	35,500	484
Nelnet, Inc., Class A	33,400	557
PHH Corp. *	32,400	565
Raymond James Financial, Inc.	12,600	319
SWS Group, Inc.	39,700	476
The Goldman Sachs Group, Inc.	22,900	3,406

		24,784

Insurance 20.2%
American Equity Investment Life Holding Co.	31,500	231
American Financial Group, Inc.	59,950	1,487
Aspen Insurance Holdings Ltd.	8,300	221
FBL Financial Group, Inc., Class A	2,300	41
Genworth Financial, Inc., Class A *	18,700	259
MetLife, Inc.	47,100	1,663
National Financial Partners Corp. *	49,700	420
PartnerRe Ltd.	5,000	373
Platinum Underwriters Holdings Ltd.	13,600	493
Protective Life Corp.	5,200	88
Prudential Financial, Inc.	40,500	2,025
The Chubb Corp.	3,200	160
The Travelers Cos., Inc.	46,000	2,331
Transatlantic Holdings, Inc.	7,300	363
Unum Group	71,600	1,401

		11,556

Real Estate 10.7%
AMB Property Corp.	3,400	82
Brandywine Realty Trust	21,800	245
CBL & Associates Properties, Inc.	19,300	193
Colonial Properties Trust	33,600	370
Equity Lifestyle Properties, Inc.	4,600	222
Equity One, Inc.	16,600	278
Equity Residential	4,300	138
First Potomac Realty Trust	16,000	218
Hospitality Properties Trust	21,200	469
Host Hotels & Resorts, Inc. *	43,054	456
HRPT Properties Trust	47,200	315
Lexington Realty Trust	42,800	255
Liberty Property Trust	5,800	176
Mack-Cali Realty Corp.	10,000	326
Mid-America Apartment Communities, Inc.	6,200	291
Public Storage	7,900	625
Saul Centers, Inc.	4,800	171
Simon Property Group, Inc.	10,959	789
SL Green Realty Corp.	4,900	223
Sovran Self Storage, Inc.	8,000	271

		6,113

Software & Services 3.3%
Euronet Worldwide, Inc. *	25,000	511

 1

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
MasterCard, Inc., Class A	5,500	1,374

		1,885

Total Common Stock (Cost $59,670)		56,099

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.5% of net assets

Time Deposit 2.1%
Wells Fargo
0.03%, 02/01/10	1,206	1,206

U.S. Treasury Obligation 0.4%
U.S. Treasury Bills
0.03%, 03/18/10 (a)	200	200

Total Short-Term Investments (Cost $1,406)		1,406

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $61,089 and the unrealized appreciation and depreciation were $4,298 and ($7,882), respectively, with a net unrealized depreciation of ($3,584).

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	20	1,070	(23)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 3

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$56,099	$—	$—	$56,099
Short-Term Investments(a)	—	1,406	—	1,406

Total	$56,099	$1,406	$—	$57,505

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Futures Contracts	$(23)	$—	$—	$(23)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46836JAN10

4

Schwab Capital Trust
Schwab Health Care Fund™

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

78.0%	Common Stock	320,236	343,161
20.0%	Foreign Common Stock	80,833	88,007
—%	Warrants	4	5
1.9%	Short-Term Investments	8,445	8,445

99.9%	Total Investments	409,518	439,618
0.2%	Collateral Invested for Securities on Loan	708	708
0.0%	Other Assets and Liabilities, Net		(217)

100.0%	Total Net Assets		440,109

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 78.0% of net assets

Health Care Equipment & Services 28.1%
American Medical Systems Holdings, Inc. *	35,000	672
AmerisourceBergen Corp.	275,000	7,496
AmSurg Corp. *	15,000	317
Baxter International, Inc.	225,000	12,958
Beckman Coulter, Inc.	75,000	4,903
Becton Dickinson & Co.	90,000	6,783
Boston Scientific Corp. *	700,000	6,041
Cantel Medical Corp.	10,000	193
Cardinal Health, Inc.	50,000	1,653
Centene Corp. *	70,000	1,347
Cerner Corp. *	50,000	3,782
CIGNA Corp.	50,000	1,688
Covidien plc	110,000	5,562
DaVita, Inc. *	100,000	5,976
Diagnosticos da America S.A. *	26,900	825
Emergency Medical Services Corp., Class A *	15,000	788
Ensign Group, Inc.	10,000	171
Express Scripts, Inc. *	50,000	4,193
Haemonetics Corp. *	10,000	566
Hologic, Inc. *	50,000	754
Hospira, Inc. *	50,000	2,532
Humana, Inc. *	40,000	1,945
Invacare Corp.	175,000	4,382
inVentiv Health, Inc. *	60,000	922
Kindred Healthcare, Inc. *	75,000	1,268
LifePoint Hospitals, Inc. *	50,000	1,499
McKesson Corp.	125,000	7,352
Medco Health Solutions, Inc. *	100,000	6,148
Merit Medical Systems, Inc. *	25,000	446
Odyssey Healthcare, Inc. *	15,000	220
Omnicare, Inc.	75,000	1,875
Quest Diagnostics, Inc.	165,000	9,186
Sirona Dental Systems, Inc. *	35,000	1,126
STERIS Corp.	50,000	1,304
Teleflex, Inc.	35,000	2,001
Tenet Healthcare Corp. *	175,000	970
The Cooper Cos., Inc.	25,000	883
UnitedHealth Group, Inc.	200,000	6,600
Universal Health Services, Inc., Class B	50,000	1,458
WellPoint, Inc. *	75,000	4,779

		123,564

Pharmaceuticals, Biotechnology & Life Sciences 49.9%
Abbott Laboratories	300,000	15,882
Accelrys, Inc. *	30,000	171
Albany Molecular Research, Inc. *	25,000	237
Alexion Pharmaceuticals, Inc. *	75,000	3,478
Alkermes, Inc. *	75,000	821
Allergan, Inc.	75,000	4,312
Amgen, Inc. *	325,000	19,006
Bio-Rad Laboratories, Inc., Class A *	15,000	1,398
Biogen Idec, Inc. *	215,000	11,554
Bristol-Myers Squibb Co.	475,000	11,571
Cephalon, Inc. *	110,000	7,022
Cubist Pharmaceuticals, Inc. *	125,000	2,561
Eli Lilly & Co.	75,000	2,640
Endo Pharmaceuticals Holdings, Inc. *	75,000	1,508
Enzon Pharmaceuticals, Inc. (b)*	75,000	748
Exelixis, Inc. *	25,000	166
Forest Laboratories, Inc. *	275,000	8,151
Gilead Sciences, Inc. *	35,000	1,689
Johnson & Johnson	400,000	25,144
King Pharmaceuticals, Inc. *	350,000	4,203
Life Technologies Corp. *	150,000	7,456
Martek Biosciences Corp. *	175,000	3,769
Maxygen, Inc. *	50,000	280
Medicis Pharmaceutical Corp., Class A	125,000	2,889
Merck & Co., Inc.	550,000	20,999
Millipore Corp. *	80,000	5,518
Mylan, Inc. *	125,000	2,279
Nabi Biopharmaceuticals *	75,000	365
Par Pharmaceutical Cos., Inc. *	100,000	2,632
Perrigo Co.	30,000	1,328
Pfizer, Inc.	1,400,000	26,124
Thermo Fisher Scientific, Inc. *	200,000	9,230
Valeant Pharmaceuticals International *	100,000	3,347
ViroPharma, Inc. *	100,000	988
Warner Chilcott plc, Class A *	125,000	3,416

 1

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Watson Pharmaceuticals, Inc. *	175,000	6,715

		219,597

Total Common Stock (Cost $320,236)		343,161

Foreign Common Stock 20.0% of net assets

Australia 0.3%

Health Care Equipment & Services 0.3%
Healthscope Ltd.	3,800	16
Primary Health Care Ltd.	276,100	1,342

		1,358

Belgium 0.4%

Health Care Equipment & Services 0.1%
Omega Pharma S.A.	5,000	242

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
UCB S.A.	33,700	1,506

		1,748

Canada 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QLT, Inc. *	40,100	184

China 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Sino Biopharmaceutical Ltd.	300,000	87

Denmark 1.7%

Health Care Equipment & Services 0.7%
Coloplast A/S, Class B	17,100	1,854
GN Store Nord A/S *	88,400	539
William Demant Holdings A/S *	6,800	531

		2,924

Pharmaceuticals, Biotechnology & Life Sciences 1.0%
H. Lundbeck A/S	21,000	392
Novo Nordisk A/S, Class B	60,500	4,094

		4,486

		7,410

France 2.6%

Health Care Equipment & Services 0.3%
bioMerieux	4,600	506
Essilor International S.A.	16,600	965

		1,471

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Sanofi-Aventis	134,400	9,938

		11,409

Germany 1.4%

Health Care Equipment & Services 0.5%
Celesio AG	57,200	1,668
Fresenius Medical Care AG & Co. KGaA	6,400	324

		1,992

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG	52,800	3,609
Stada Arzneimittel AG	17,500	574

		4,183

		6,175

Hong Kong 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
China Pharmaceutical Group Ltd.	1,770,000	901
China Shineway Pharmaceutical Group Ltd.	75,000	131

		1,032

Indonesia 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	2,000,000	327

Israel 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	20,000	1,133

Italy 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A.	100,000	721

Japan 3.5%

Health Care Equipment & Services 0.9%
Fukuda Denshi Co., Ltd.	19,000	454
Medipal Holdings Corp.	12,000	150
Miraca Holdings, Inc.	77,000	2,297
Nihon Kohden Corp.	20,000	317
Olympus Corp.	12,000	360
Terumo Corp.	3,000	168

		3,746

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
Astellas Pharma, Inc.	73,000	2,692
Chugai Pharmaceutical Co., Ltd.	24,000	429
Dainippon Sumitomo Pharma Co., Ltd.	127,000	1,352
Ono Pharmaceutical Co., Ltd.	11,000	489
Santen Pharmaceutical Co., Ltd.	58,000	1,825
Takeda Pharmaceutical Co., Ltd.	106,000	4,650

		11,437

		15,183

2

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Malaysia 0.1%

Health Care Equipment & Services 0.1%
Kossan Rubber Industries	49,700	89
KPJ Healthcare Bhd	50,000	32
Top Glove Corp Bhd	135,000	442

		563

Republic of Korea 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Chong Kun Dang Pharmaceutical Corp.	12,500	217
LG Life Sciences Ltd. *	5,600	254

		471

Spain 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	61,000	805

Sweden 0.0%

Health Care Equipment & Services 0.0%
Elekta AB, B Shares	5,000	117

Switzerland 5.3%

Health Care Equipment & Services 0.7%
Alcon, Inc.	10,000	1,557
Nobel Biocare Holding AG - Reg’d	15,300	450
Synthes, Inc.	9,100	1,158

		3,165

Pharmaceuticals, Biotechnology & Life Sciences 4.6%
Actelion Ltd. - Reg’d *	34,500	1,825
Novartis AG - Reg’d	129,500	6,930
Roche Holding AG	64,400	10,805
Tecan AG	11,200	793

		20,353

		23,518

United Kingdom 3.6%

Health Care Equipment & Services 0.2%
Smith & Nephew plc	61,200	616
Southern Cross Healthcare Ltd. *	115,800	281

		897

Pharmaceuticals, Biotechnology & Life Sciences 3.4%
AstraZeneca plc	186,500	8,657
GlaxoSmithKline plc	319,208	6,212

		14,869

		15,766

Total Foreign Common Stock (Cost $80,833)		88,007

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	5

Total Warrants (Cost $4)		5

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.9% of net assets

Time Deposit 1.3%
Wells Fargo
0.03%, 02/01/10	5,865	5,865

U.S. Treasury Obligation 0.6%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	2,580	2,580

Total Short-Term Investments (Cost $8,445)		8,445

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	707,961	708

Total Collateral Invested for Securities on Loan (Cost $708)		708

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $409,623 and the unrealized appreciation and depreciation were $54,828 and ($24,833), respectively, with a net unrealized appreciation of $29,995.

At 01/31/10, the values of certain foreign securities held by the fund aggregating $86,266 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

Reg’d —	Registered

 3

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	85	4,549	(114)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

4

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$343,161	$—	$—	$343,161
Foreign Common Stock(a)	—	64,305	—	64,305
Canada(a)	184	—	—	184
Switzerland(a)	—	20,353	—	20,353
Health Care Equipment & Services	1,557	1,608	—	3,165
Warrants(a)	5	—	—	5
Short-Term Investments(a)	—	8,445	—	8,445

Total	$344,907	$94,711	$—	$439,618

Other Financial Instruments
Collateral Invested for Securities on Loan	708	—	—	708

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	$(114)	$—	$—	$(114)

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46821JAN10

 5

Schwab Capital Trust
Schwab® International Core Equity Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.2%	Common Stock	49,527	52,292
2.4%	Other Investment Company	1,305	1,305

99.6%	Total Investments	50,832	53,597
0.4%	Other Assets and Liabilities, Net		216

100.0%	Net Assets		53,813

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 97.2% of net assets

Australia 6.7%

Banks 0.9%
Commonwealth Bank of Australia	10,334	485

Commercial & Professional Supplies 0.3%
Downer EDI Ltd.	18,548	136

Consumer Services 0.5%
Flight Centre Ltd.	13,615	238
Tatts Group Ltd.	28,711	58

		296

Diversified Financials 0.5%
Challenger Financial Services Group Ltd.	71,601	256

Food & Staples Retailing 0.4%
Wesfarmers Ltd.	9,700	235

Health Care Equipment & Services 0.7%
Sigma Pharmaceuticals Ltd.	464,825	383

Materials 3.0%
BHP Billiton Ltd.	25,708	894
Boral Ltd.	13,966	65
Mincor Resources NL	75,445	97
Orica Ltd.	13,028	277
Rio Tinto Ltd.	4,340	259

		1,592

Utilities 0.4%
AGL Energy Ltd.	15,688	192

		3,575

Austria 1.1%

Banks 0.5%
Erste Group Bank AG	1,143	43
Raiffeisen International Bank-Holding AG	5,216	258

		301

Capital Goods 0.1%
Strabag SE	1,682	46

Energy 0.5%
OMV AG	6,638	261

		608

Belgium 1.0%

Banks 0.3%
KBC GROEP N.V. *	4,103	176

Food & Staples Retailing 0.4%
Delhaize Group	2,574	202

Materials 0.3%
Umicore	5,288	163

		541

Bermuda 0.6%

Capital Goods 0.5%
Noble Group Ltd.	134,000	272

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	21,500	67

		339

Canada 0.7%

Materials 0.5%
Canfor Corp. *	18,400	126
Cascades, Inc.	15,800	118

		244

Utilities 0.2%
ATCO Ltd., Class I	3,100	130

		374

China 0.3%

Banks 0.1%
Bank of China Ltd., Class H	96,000	46

Energy 0.2%
China Petroleum & Chemical Corp., Class H	168,000	131

		177

Denmark 2.1%

Banks 0.2%
Danske Bank A/S *	4,223	100

Food, Beverage & Tobacco 1.3%
Carlsberg A/S, Class B	4,048	302
Danisco A/S	5,688	396

		698

 1

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Novo Nordisk A/S, Class B	4,972	337

		1,135

Finland 1.0%

Insurance 0.5%
Sampo Oyj, Class A	12,133	293

Materials 0.4%
Huhtamaki Oyj	16,422	220

Software & Services 0.1%
Tieto Oyj	1,187	27

		540

France 6.7%

Automobiles & Components 0.7%
PSA Peugeot Citroen *	3,960	128
Valeo S.A. *	8,311	273

		401

Banks 1.1%
BNP Paribas	8,437	603

Capital Goods 1.1%
Bouygues S.A.	6,431	317
Legrand S.A.	9,506	274

		591

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	2,547	257
Nexity	1,174	43

		300

Food & Staples Retailing 0.3%
Rallye S.A.	4,165	147

Household & Personal Products 0.2%
L’Oreal S.A.	861	91

Insurance 0.5%
CNP Assurances	3,174	281

Materials 0.1%
Arkema	2,045	78

Media 0.2%
Publicis Groupe	2,646	109

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Sanofi-Aventis	9,126	675

Telecommunication Services 0.6%
France Telecom S.A.	13,408	307

		3,583

Germany 7.2%

Capital Goods 1.3%
Bilfinger Berger AG	5,475	396
MTU Aero Engines Holding AG	5,595	290

		686

Diversified Financials 0.8%
Deutsche Bank AG - Reg’d	7,283	444

Insurance 1.4%
Allianz SE - Reg’d	4,234	469
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	1,947	291

		760

Materials 0.7%
BASF SE	6,876	391

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Bayer AG	5,619	384
Stada Arzneimittel AG	11,305	371

		755

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	11,745	65

Transportation 0.3%
Deutsche Post AG - Reg’d	9,168	160

Utilities 1.2%
E.ON AG	17,149	631

		3,892

Hong Kong 2.9%

Banks 0.2%
Industrial & Commercial Bank of China (Asia) Ltd.	50,000	97

Capital Goods 0.1%
Hutchison Whampoa Ltd.	12,000	82

Diversified Financials 0.1%
First Pacific Co., Ltd.	74,000	41

Energy 0.6%
CNOOC Ltd.	174,000	244
CNPC Hong Kong Ltd.	78,000	96

		340

Real Estate 0.7%
Cheung Kong (Holdings) Ltd.	12,000	141
Great Eagle Holdings Ltd.	63,000	153
Sino Land Co., Ltd.	38,000	63
Sun Hung Kai Properties Ltd.	2,000	26

		383

Technology Hardware & Equipment 0.7%
VTech Holdings Ltd.	36,000	355

Utilities 0.5%
Hongkong Electric Holdings Ltd.	47,000	263

		1,561

Italy 3.5%

Banks 1.0%
Banca Popolare Di Milano Scarl	18,000	117
Intesa Sanpaolo *	104,913	399

		516

Capital Goods 0.2%
Prysmian S.p.A.	5,328	96

Consumer Services 0.1%
Autogrill S.p.A. *	6,425	78

Diversified Financials 0.5%
Azimut Holding S.p.A.	24,313	299

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Recordati S.p.A.	49,513	357

2

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 0.4%
Esprinet S.p.A.	19,325	239

Telecommunication Services 0.6%
Telecom Italia S.p.A.	201,331	301

		1,886

Japan 24.4%

Automobiles & Components 2.2%
Honda Motor Co., Ltd.	11,300	383
Nhk Spring Co., Ltd.	31,000	270
Nissan Motor Co., Ltd. *	46,300	376
Nissan Shatai Co., Ltd.	21,000	178

		1,207

Banks 1.7%
Fukuoka Financial Group, Inc.	55,000	201
The 77 Bank Ltd.	51,000	272
The Nishi-Nippon City Bank Ltd.	104,000	269
The Toho Bank Ltd.	54,000	173

		915

Capital Goods 3.1%
Fujikura Ltd.	8,000	43
Marubeni Corp.	43,000	250
Mitsubishi Corp.	9,900	239
Nagase & Co., Ltd.	34,000	395
Nippo Corp.	33,000	225
Sanki Engineering Co., Ltd.	15,000	101
Sumitomo Corp.	29,800	335
Toyota Tsusho Corp.	5,600	85

		1,673

Commercial & Professional Supplies 0.8%
Duskin Co., Ltd.	10,400	185
Sohgo Security Services Co., Ltd.	21,000	242

		427

Consumer Durables & Apparel 0.9%
Makita Corp.	8,200	275
Sharp Corp.	9,000	108
Tomy Co., Ltd.	10,600	85

		468

Consumer Services 0.3%
Ohsho Food Service Corp.	6,200	176

Energy 0.2%
Nippon Mining Holdings, Inc.	19,500	84

Food & Staples Retailing 0.6%
Matsumotokiyoshi Holdings Co., Ltd.	15,700	343

Food, Beverage & Tobacco 2.8%
Ajinomoto Co., Inc.	14,000	133
Fuji Oil Co., Ltd.	28,600	409
Morinaga Milk Industry Co., Ltd.	98,000	393
Nippon Meat Packers, Inc.	23,000	290
Nisshin Seifun Group, Inc.	20,000	267

		1,492

Health Care Equipment & Services 0.3%
Miraca Holdings, Inc.	5,100	152

Household & Personal Products 0.6%
Kobayashi Pharmaceutical Co., Ltd.	700	28
Shiseido Co., Ltd.	14,600	299

		327

Insurance 0.7%
Tokio Marine Holdings, Inc.	13,300	358

Materials 1.5%
Hitachi Chemical Co., Ltd.	2,800	60
JFE Holdings, Inc.	5,500	191
Kobe Steel Ltd. *	23,000	41
Nippon Soda Co., Ltd.	51,000	189
Nippon Steel Corp.	27,000	98
Rengo Co., Ltd.	18,000	106
Sumitomo Metal Mining Co., Ltd.	9,000	125

		810

Media 1.5%
Dentsu, Inc.	3,700	85
Nippon Television Network Corp.	2,990	407
TV Asahi Corp.	186	302

		794

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Dainippon Sumitomo Pharma Co., Ltd.	8,400	89
Mitsubishi Tanabe Pharma Corp.	7,000	99
Ono Pharmaceutical Co., Ltd.	1,400	62
Takeda Pharmaceutical Co., Ltd.	9,500	417

		667

Real Estate 0.4%
Daiwa House Industry Co., Ltd.	19,000	200

Retailing 1.4%
GEO Corp.	376	392
K’s Holdings Corp.	11,900	378

		770

Technology Hardware & Equipment 1.3%
Canon, Inc.	1,400	55
FUJIFILM Holdings Corp.	8,800	282
Fujitsu Ltd.	41,000	250
Hitachi Ltd. *	14,000	48
Toshiba Tec Corp. *	11,000	41

		676

Telecommunication Services 0.1%
Nippon Telegraph & Telephone Corp.	1,700	71

Transportation 1.6%
Central Japan Railway Co.	6	44
Kintetsu World Express, Inc.	3,300	84
Nippon Express Co., Ltd.	66,000	277
Sankyu, Inc.	77,000	366
Seino Holdings Co., Ltd.	16,000	107

		878

Utilities 1.2%
Shizuoka Gas Co., Ltd.	56,000	372
Toho Gas Co., Ltd.	50,000	263

		635

		13,123

Luxembourg 0.2%

Real Estate 0.2%
GAGFAH S.A.	10,000	90

 3

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Malaysia 0.2%

Health Care Equipment & Services 0.2%
Top Glove Corp Bhd	36,700	120

Mexico 0.2%

Materials 0.2%
Grupo Mexico S.A.B. de C.V., Series B	62,829	127

Netherlands 1.9%

Capital Goods 0.8%
Koninklijke (Royal) Philips Electronics N.V.	13,720	414

Diversified Financials 0.5%
BinckBank N.V.	14,124	247

Materials 0.4%
Koninklijke DSM N.V.	4,839	226

Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics N.V.	16,413	135

		1,022

New Zealand 0.5%

Telecommunication Services 0.5%
Telecom Corp. of New Zealand Ltd.	149,045	249

Norway 1.5%

Energy 0.7%
TGS Nopec Geophysical Co., A.S.A. *	17,300	330
Acergy S.A.	4,600	70

		400

Software & Services 0.8%
Atea A.S.A.	50,600	425

		825

Portugal 0.6%

Materials 0.3%
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.	13,671	144

Telecommunication Services 0.3%
Portugal Telecom, SGPS, S.A. - Reg’d	17,260	178

		322

Republic of Korea 0.8%

Capital Goods 0.3%
LG Corp.	2,433	131

Materials 0.4%
Korea Zinc Co., Ltd.	508	74
LG Chem Ltd.	715	123

		197

Semiconductors & Semiconductor Equipment 0.1%
Samsung Electronics Co., Ltd.	112	75

		403

Singapore 1.3%

Banks 0.2%
United Overseas Bank Ltd.	10,000	128

Capital Goods 0.8%
Keppel Corp., Ltd.	54,000	319
SembCorp Industries Ltd.	29,000	72
SembCorp Marine Ltd.	17,000	40

		431

Real Estate 0.3%
Ho Bee Investment Ltd.	138,000	161

		720

Spain 5.7%

Banks 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	34,893	532
Banco Santander S.A.	61,360	876

		1,408

Capital Goods 0.1%
Fomento de Construcciones y Contratas S.A.	1,534	59

Energy 0.2%
Tecnicas Reunidas S.A.	1,817	98

Food, Beverage & Tobacco 0.8%
Ebro Puleva S.A.	20,574	408

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	4,447	59

Telecommunication Services 1.2%
Telefonica S.A.	27,578	661

Utilities 0.7%
Endesa S.A.	12,346	376

		3,069

Sweden 1.6%

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares *	1,136	27

Materials 0.9%
Boliden AB	17,601	235
Svenska Cellulosa AB, B Shares	20,839	281

		516

Real Estate 0.6%
Kungsleden AB	46,451	306

		849

Switzerland 5.8%

Capital Goods 0.2%
Geberit AG - Reg’d	652	115

Diversified Financials 1.0%
Credit Suisse Group AG - Reg’d	11,665	504

Food, Beverage & Tobacco 1.4%
Nestle S.A. - Reg’d	15,351	728

Insurance 0.3%
Swiss Life Holding AG - Reg’d *	1,383	174

4

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 0.8%
Clariant AG - Reg’d *	5,496	60
EMS-Chemie Holding AG - Reg’d	523	61
Holcim Ltd. - Reg’d *	4,671	320

		441

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Novartis AG - Reg’d	16,329	874

Telecommunication Services 0.5%
Swisscom AG - Reg’d	768	280

Transportation 0.0%
Swissair Group (a)*	30	—

		3,116

United Kingdom 18.7%

Banks 2.8%
Barclays plc	121,415	519
HSBC Holdings plc	81,999	878
Paragon Group Cos. plc	40,871	90

		1,487

Capital Goods 1.7%
Charter International plc	24,926	276
IMI plc	46,761	406
Travis Perkins plc *	19,246	225

		907

Diversified Financials 0.6%
International Personal Finance	60,964	213
Investec plc	15,995	108

		321

Energy 4.2%
BP plc	111,149	1,037
JKX Oil & Gas plc	76,533	324
Petrofac Ltd.	15,854	243
Royal Dutch Shell plc, B Share	24,143	642

		2,246

Food, Beverage & Tobacco 1.2%
Britvic plc	48,387	324
Dairy Crest Group plc	57,477	310

		634

Insurance 1.1%
Aviva plc	51,572	316
Hiscox Ltd.	9,110	50
Old Mutual plc *	152,018	250

		616

Materials 0.9%
Antofagasta plc	3,982	55
Eurasian Natural Resources Corp.	14,536	209
Kazakhmys plc *	4,011	77
Mondi plc	7,440	42
Xstrata plc *	7,499	122

		505

Media 0.2%
Aegis Group plc	46,728	89

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
AstraZeneca plc	13,310	618

Retailing 0.3%
WH Smith plc	17,508	139

Software & Services 0.7%
Logica plc	201,849	376

Telecommunication Services 1.8%
BT Group plc	48,636	106
Vodafone Group plc	408,753	873

		979

Transportation 0.8%
Go-Ahead Group plc	18,773	404

Utilities 1.3%
International Power plc	61,248	313
National Grid plc	27,538	276
Tanjong plc Ltd. Co.	26,700	136

		725

		10,046

Total Common Stock (Cost $49,527)		52,292

Other Investment Company 2.4% of net assets

United States 2.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,304,816	1,305

Total Other Investment Company (Cost $1,305)		1,305

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $50,942 and the unrealized appreciation and depreciation were $5,322 and ($2,667), respectively, with a net unrealized appreciation of $2,655.

At 01/31/10, the values of certain foreign securities held by the fund aggregating $50,652 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.

Reg’d —	Registered

 5

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$47,161	$—	$47,161
Canada(a)	374	—	—	374
Hong Kong(a)	263	1,298	—	1,561
Mexico(a)	127	—	—	127
Spain(a)	—	1,661	—	1,661
Banks	876	532	—	1,408
Other Investment Company	1,305	—	—	1,305

Total	$2,945	$50,652	$—	$53,597

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46827JAN10

6

Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.3%	Common Stock	8,388,218	8,985,982
0.6%	Short-Term Investments	57,891	57,891

99.9%	Total Investments	8,446,109	9,043,873
0.1%	Other Assets and Liabilities, Net		8,788

100.0%	Net Assets		9,052,661

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.3% of net assets

Automobiles & Components 0.6%
Ford Motor Co. *	3,013,097	32,662
Harley-Davidson, Inc.	231,470	5,264
Johnson Controls, Inc.	590,859	16,444
The Goodyear Tire & Rubber Co. *	197,636	2,636

		57,006

Banks 3.2%
BB&T Corp.	636,113	17,728
Comerica, Inc.	144,670	4,993
Fifth Third Bancorp	868,329	10,802
First Horizon National Corp. *	224,577	2,908
Hudson City Bancorp, Inc.	481,992	6,396
Huntington Bancshares, Inc.	924,893	4,430
KeyCorp	808,498	5,805
M&T Bank Corp.	76,398	5,634
Marshall & Ilsley Corp.	329,392	2,276
People’s United Financial, Inc.	258,100	4,174
PNC Financial Services Group, Inc.	460,378	25,519
Regions Financial Corp.	1,079,945	6,858
SunTrust Banks, Inc.	466,116	11,341
U.S. Bancorp	1,774,328	44,500
Wells Fargo & Co.	4,753,209	135,134
Zions Bancorp	109,298	2,073

		290,571

Capital Goods 7.7%
3M Co.	658,619	53,012
Caterpillar, Inc.	577,162	30,151
Cummins, Inc.	182,562	8,244
Danaher Corp.	226,187	16,138
Deere & Co.	419,586	20,958
Dover Corp.	174,270	7,473
Eaton Corp.	143,839	8,809
Emerson Electric Co.	718,815	29,860
Fastenal Co.	98,649	4,092
First Solar, Inc. *	45,000	5,098
Flowserve Corp.	50,100	4,518
Fluor Corp.	160,582	7,281
General Dynamics Corp.	371,660	24,845
General Electric Co.	10,002,952	160,847
Goodrich Corp.	114,696	7,101
Honeywell International, Inc.	699,429	27,026
Illinois Tool Works, Inc.	385,636	16,810
ITT Corp.	169,678	8,197
Jacobs Engineering Group, Inc. *	98,834	3,735
L-3 Communications Holdings, Inc.	110,383	9,199
Lockheed Martin Corp.	317,091	23,630
Masco Corp.	347,388	4,711
Northrop Grumman Corp.	316,167	17,895
PACCAR, Inc.	325,350	11,722
Pall Corp.	86,430	2,979
Parker Hannifin Corp.	155,336	8,685
Precision Castparts Corp.	129,927	13,675
Quanta Services, Inc. *	181,000	3,298
Raytheon Co.	393,488	20,631
Rockwell Automation, Inc.	132,521	6,393
Rockwell Collins, Inc.	147,405	7,840
Roper Industries, Inc.	85,000	4,257
Snap-on, Inc.	58,282	2,383
Textron, Inc.	230,904	4,510
The Boeing Co.	683,554	41,423
The Stanley Works	75,519	3,870
United Technologies Corp.	895,535	60,431
W.W. Grainger, Inc.	63,127	6,267

		697,994

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	89,776	2,919
Cintas Corp.	122,876	3,085
Equifax, Inc.	119,661	3,829
Iron Mountain, Inc. *	150,100	3,431
Monster Worldwide, Inc. *	54,138	844
Pitney Bowes, Inc.	196,591	4,113
R.R. Donnelley & Sons Co.	194,869	3,862
Republic Services, Inc.	281,634	7,545
Robert Half International, Inc.	107,442	2,892
Stericycle, Inc. *	74,600	3,949
The Dun & Bradstreet Corp.	40,100	3,167
Waste Management, Inc.	476,916	15,285

		54,921

Consumer Durables & Apparel 1.0%
Coach, Inc.	313,028	10,919
D.R. Horton, Inc.	189,516	2,234
Eastman Kodak Co. *	17,413	105
Fortune Brands, Inc.	138,179	5,744
Harman International Industries, Inc.	51,156	1,819
Hasbro, Inc.	134,117	4,097
Leggett & Platt, Inc.	157,894	2,883
Lennar Corp., Class A	83,818	1,288

 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Mattel, Inc.	358,794	7,076
Newell Rubbermaid, Inc.	250,050	3,393
NIKE, Inc., Class B	371,862	23,706
Polo Ralph Lauren Corp.	60,526	4,963
Pulte Homes, Inc. *	293,286	3,085
The Black & Decker Corp.	57,304	3,705
VF Corp.	80,391	5,791
Whirlpool Corp.	86,722	6,520

		87,328

Consumer Services 1.7%
Apollo Group, Inc., Class A *	109,790	6,652
Carnival Corp. *	416,421	13,879
Darden Restaurants, Inc.	128,248	4,740
DeVry, Inc.	40,000	2,442
H&R Block, Inc.	262,105	5,641
International Game Technology	227,760	4,177
Marriott International, Inc., Class A	238,773	6,263
McDonald’s Corp.	1,039,838	64,917
Starbucks Corp. *	714,662	15,573
Starwood Hotels & Resorts Worldwide, Inc.	180,068	6,000
Wyndham Worldwide Corp.	178,464	3,746
Wynn Resorts Ltd.	74,700	4,622
Yum! Brands, Inc.	444,985	15,223

		153,875

Diversified Financials 7.7%
American Express Co.	1,110,241	41,812
Ameriprise Financial, Inc.	238,214	9,109
Bank of America Corp.	9,365,511	142,168
Bank of New York Mellon Corp.	1,117,673	32,513
Capital One Financial Corp.	422,474	15,572
Citigroup, Inc.	18,013,644	59,805
CME Group, Inc.	63,537	18,224
Discover Financial Services	500,773	6,851
E*TRADE Financial Corp. *	576,193	876
Federated Investors, Inc., Class B	76,906	1,952
Franklin Resources, Inc.	145,835	14,442
IntercontinentalExchange, Inc. *	67,958	6,489
Invesco Ltd.	384,547	7,422
Janus Capital Group, Inc.	171,695	2,096
JPMorgan Chase & Co.	3,674,431	143,082
Legg Mason, Inc.	123,798	3,191
Leucadia National Corp. *	132,051	2,949
Moody’s Corp.	188,529	5,202
Morgan Stanley	1,306,754	34,995
Northern Trust Corp.	204,818	10,347
NYSE Euronext	245,500	5,747
SLM Corp. *	569,918	6,001
State Street Corp.	466,026	19,983
T. Rowe Price Group, Inc.	243,179	12,067
The Charles Schwab Corp. (b)	891,781	16,311
The Goldman Sachs Group, Inc.	483,669	71,931
The NASDAQ OMX Group, Inc. *	116,400	2,094

		693,231

Energy 11.3%
Anadarko Petroleum Corp.	446,909	28,504
Apache Corp.	311,206	30,738
Baker Hughes, Inc.	291,027	13,178
BJ Services Co.	265,859	5,495
Cabot Oil & Gas Corp.	92,200	3,528
Cameron International Corp. *	198,400	7,472
Chesapeake Energy Corp.	609,566	15,105
Chevron Corp.	1,871,934	135,004
ConocoPhillips	1,388,390	66,643
CONSOL Energy, Inc.	171,318	7,985
Denbury Resources, Inc. *	313,900	4,253
Devon Energy Corp.	414,458	27,731
Diamond Offshore Drilling, Inc.	65,300	5,977
El Paso Corp.	628,871	6,383
EOG Resources, Inc.	232,406	21,014
Exxon Mobil Corp.	4,479,998	288,646
FMC Technologies, Inc. *	115,000	6,115
Halliburton Co.	839,568	24,524
Hess Corp.	273,440	15,802
Marathon Oil Corp.	670,652	19,992
Massey Energy Co.	89,200	3,436
Murphy Oil Corp.	174,292	8,903
Nabors Industries Ltd. *	324,190	7,229
National-Oilwell Varco, Inc.	418,824	17,130
Noble Energy, Inc.	160,284	11,851
Occidental Petroleum Corp.	759,350	59,487
Peabody Energy Corp.	261,564	11,017
Pioneer Natural Resources Co.	138,600	6,096
Range Resources Corp.	139,500	6,417
Rowan Cos., Inc. *	156,663	3,365
Schlumberger Ltd.	1,118,439	70,976
Smith International, Inc.	245,732	7,451
Southwestern Energy Co. *	312,100	13,383
Spectra Energy Corp.	595,509	12,655
Sunoco, Inc.	109,001	2,735
Tesoro Corp.	216,107	2,701
The Williams Cos., Inc.	546,298	11,385
Valero Energy Corp.	584,940	10,775
XTO Energy, Inc.	538,100	23,983

		1,025,064

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	411,092	23,609
CVS Caremark Corp.	1,318,651	42,685
Safeway, Inc.	402,296	9,031
SUPERVALU, Inc.	277,681	4,085
Sysco Corp.	544,957	15,253
The Kroger Co.	603,247	12,928
Wal-Mart Stores, Inc.	2,039,002	108,944
Walgreen Co.	921,611	33,224
Whole Foods Market, Inc. *	139,416	3,795

		253,554

Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	1,901,291	37,760
Archer-Daniels-Midland Co.	600,599	18,000
Brown-Forman Corp., Class B	80,728	4,143
Campbell Soup Co.	198,711	6,579
Coca-Cola Enterprises, Inc.	268,162	5,414
ConAgra Foods, Inc.	455,049	10,348
Constellation Brands, Inc., Class A *	175,065	2,815

2

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Dean Foods Co. *	119,970	2,115
Dr. Pepper Snapple Group, Inc.	216,800	5,997
General Mills, Inc.	314,390	22,419
H.J. Heinz Co.	303,643	13,248
Hormel Foods Corp.	50,000	1,935
Kellogg Co.	234,434	12,758
Kraft Foods, Inc., Class A	1,362,654	37,691
Lorillard, Inc.	143,597	10,870
McCormick & Co., Inc.	132,602	4,813
Molson Coors Brewing Co., Class B	127,030	5,335
PepsiCo, Inc.	1,447,939	86,326
Philip Morris International, Inc.	1,837,646	83,631
Reynolds American, Inc.	163,798	8,714
Sara Lee Corp.	669,142	8,123
The Coca-Cola Co.	2,188,728	118,739
The Hershey Co.	154,428	5,626
The J.M. Smucker Co.	130,875	7,862
The Pepsi Bottling Group, Inc.	126,171	4,694
Tyson Foods, Inc., Class A	327,690	4,529

		530,484

Health Care Equipment & Services 4.4%
Aetna, Inc.	438,080	13,129
AmerisourceBergen Corp.	314,946	8,585
Baxter International, Inc.	581,989	33,517
Becton Dickinson & Co.	224,690	16,935
Boston Scientific Corp. *	1,305,674	11,268
C.R. Bard, Inc.	91,473	7,582
Cardinal Health, Inc.	330,733	10,937
CareFusion Corp. *	165,366	4,258
CIGNA Corp.	297,908	10,060
Coventry Health Care, Inc. *	207,985	4,759
DaVita, Inc. *	80,100	4,787
DENTSPLY International, Inc.	112,400	3,769
Express Scripts, Inc. *	247,986	20,796
Hospira, Inc. *	141,382	7,160
Humana, Inc. *	159,403	7,750
IMS Health, Inc.	175,769	3,804
Intuitive Surgical, Inc. *	34,400	11,285
Laboratory Corp. of America Holdings *	100,891	7,173
McKesson Corp.	255,875	15,051
Medco Health Solutions, Inc. *	464,982	28,587
Medtronic, Inc.	1,031,139	44,226
Patterson Cos., Inc. *	107,947	3,083
Quest Diagnostics, Inc.	136,380	7,592
St. Jude Medical, Inc. *	319,387	12,050
Stryker Corp.	246,740	12,811
Tenet Healthcare Corp. *	354,317	1,963
UnitedHealth Group, Inc.	1,122,410	37,040
Varian Medical Systems, Inc. *	95,806	4,818
WellPoint, Inc. *	480,229	30,600
Zimmer Holdings, Inc. *	210,223	11,840

		397,215

Household & Personal Products 2.9%
Avon Products, Inc.	391,020	11,785
Colgate-Palmolive Co.	464,097	37,142
Kimberly-Clark Corp.	383,395	22,770
Mead Johnson Nutrition Co.	180,000	8,142
The Clorox Co.	127,857	7,565
The Estee Lauder Cos., Inc., Class A	98,326	5,164
The Procter & Gamble Co.	2,773,990	170,739

		263,307

Insurance 2.6%
Aflac, Inc.	429,773	20,814
American International Group, Inc. *	144,577	3,503
Aon Corp.	276,350	10,750
Assurant, Inc.	89,346	2,808
Cincinnati Financial Corp.	155,203	4,096
Genworth Financial, Inc., Class A *	557,864	7,721
Lincoln National Corp.	270,971	6,660
Loews Corp.	338,716	12,116
Marsh & McLennan Cos., Inc.	485,779	10,473
MetLife, Inc.	777,377	27,457
Principal Financial Group, Inc.	338,767	7,809
Prudential Financial, Inc.	428,131	21,402
The Allstate Corp.	502,110	15,028
The Chubb Corp.	333,893	16,695
The Hartford Financial Services Group, Inc.	369,895	8,874
The Progressive Corp. *	641,620	10,638
The Travelers Cos., Inc.	545,160	27,623
Torchmark Corp.	92,541	4,155
Unum Group	316,540	6,195
XL Capital Ltd., Class A	385,099	6,458

		231,275

Materials 3.3%
Air Products & Chemicals, Inc.	203,601	15,466
Airgas, Inc.	76,600	3,237
AK Steel Holding Corp.	140,900	2,866
Alcoa, Inc.	997,764	12,702
Allegheny Technologies, Inc.	92,070	3,761
Ball Corp.	90,069	4,575
Bemis Co., Inc.	88,735	2,490
CF Industries Holdings, Inc.	41,525	3,856
Cliffs Natural Resources, Inc.	120,000	4,794
E.I. Du Pont De Nemours & Co.	853,204	27,823
Eastman Chemical Co.	74,058	4,187
Ecolab, Inc.	197,228	8,658
FMC Corp.	42,000	2,139
Freeport-McMoRan Copper & Gold, Inc. *	387,270	25,827
International Flavors & Fragrances, Inc.	71,843	2,857
International Paper Co.	438,589	10,048
MeadWestvaco Corp.	155,750	3,749
Monsanto Co.	504,200	38,259
Newmont Mining Corp.	457,546	19,610
Nucor Corp.	271,500	11,077
Owens-Illinois, Inc. *	157,500	4,287
Pactiv Corp. *	121,643	2,743
PPG Industries, Inc.	160,248	9,403
Praxair, Inc.	287,779	21,676
Sealed Air Corp.	145,968	2,896
Sigma-Aldrich Corp.	116,454	5,572
The Dow Chemical Co.	1,037,835	28,115
Titanium Metals Corp. *	82,800	963

 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
United States Steel Corp.	134,613	5,981
Vulcan Materials Co.	106,571	4,709
Weyerhaeuser Co.	202,275	8,071

		302,397

Media 2.8%
CBS Corp., Class B	633,936	8,197
Comcast Corp., Class A	2,670,464	42,273
DIRECTV, Class A *	865,402	26,265
Gannett Co., Inc.	207,114	3,345
Meredith Corp.	33,112	1,026
News Corp., Class A	2,142,001	27,011
Omnicom Group, Inc.	293,147	10,348
Scripps Networks Interactive, Class A	91,193	3,894
The Interpublic Group of Cos., Inc. *	394,465	2,548
The McGraw-Hill Cos., Inc.	298,767	10,591
The New York Times Co., Class A *	113,434	1,466
The Walt Disney Co.	1,773,483	52,406
The Washington Post Co., Class B	5,369	2,333
Time Warner Cable, Inc.	335,101	14,607
Time Warner, Inc.	1,108,674	30,433
Viacom Inc., Class B *	574,153	16,731

		253,474

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Abbott Laboratories	1,459,286	77,255
Allergan, Inc.	283,958	16,328
Amgen, Inc. *	973,659	56,939
Biogen Idec, Inc. *	273,891	14,719
Bristol-Myers Squibb Co.	1,704,964	41,533
Celgene Corp. *	434,613	24,677
Cephalon, Inc. *	67,600	4,315
Eli Lilly & Co.	966,023	34,004
Forest Laboratories, Inc. *	289,564	8,583
Genzyme Corp. *	250,448	13,589
Gilead Sciences, Inc. *	858,875	41,458
Johnson & Johnson	2,613,325	164,274
King Pharmaceuticals, Inc. *	267,725	3,215
Life Technologies Corp. *	151,835	7,548
Merck & Co., Inc.	2,908,014	111,028
Millipore Corp. *	46,360	3,197
Mylan, Inc. *	261,751	4,772
PerkinElmer, Inc. *	105,660	2,128
Pfizer, Inc.	7,632,933	142,430
Thermo Fisher Scientific, Inc. *	386,537	17,839
Waters Corp. *	90,352	5,148
Watson Pharmaceuticals, Inc. *	107,446	4,123

		799,102

Real Estate 1.1%
Apartment Investment & Management Co., Class A	126,014	1,935
AvalonBay Communities, Inc.	68,799	5,271
Boston Properties, Inc.	124,976	8,107
CB Richard Ellis Group, Inc., Class A *	233,040	2,866
Equity Residential	250,522	8,029
HCP, Inc.	252,000	7,144
Health Care REIT, Inc.	96,900	4,167
Host Hotels & Resorts, Inc. *	524,111	5,556
Kimco Realty Corp.	304,959	3,849
Plum Creek Timber Co., Inc.	158,777	5,743
ProLogis	456,746	5,755
Public Storage	115,678	9,159
Simon Property Group, Inc.	258,653	18,623
Ventas, Inc.	145,300	6,132
Vornado Realty Trust	138,156	8,936

		101,272

Retailing 3.5%
Abercrombie & Fitch Co., Class A	91,645	2,891
Amazon.com, Inc. *	305,590	38,324
AutoNation, Inc. *	157,133	2,828
AutoZone, Inc. *	39,898	6,185
Bed Bath & Beyond, Inc. *	259,369	10,038
Best Buy Co., Inc.	328,157	12,027
Big Lots, Inc. *	95,867	2,724
Expedia, Inc. *	190,226	4,073
Family Dollar Stores, Inc.	137,730	4,253
GameStop Corp., Class A *	146,800	2,902
Genuine Parts Co.	126,238	4,757
J.C. Penney Co., Inc.	207,121	5,143
Kohl’s Corp. *	288,610	14,537
Limited Brands, Inc.	298,335	5,674
Lowe’s Cos., Inc.	1,362,588	29,500
Macy’s, Inc.	425,926	6,785
Nordstrom, Inc.	169,996	5,872
O’Reilly Automotive, Inc. *	101,700	3,844
Office Depot, Inc. *	436,827	2,481
Priceline.com, Inc. *	38,000	7,423
RadioShack Corp.	189,646	3,702
Ross Stores, Inc.	115,000	5,282
Sears Holdings Corp. *	63,126	5,888
Staples, Inc.	653,469	15,330
Target Corp.	711,108	36,459
The Gap, Inc.	450,962	8,604
The Home Depot, Inc.	1,591,050	44,565
The Sherwin-Williams Co.	101,636	6,439
The TJX Cos., Inc.	405,453	15,411
Tiffany & Co.	137,028	5,565

		319,506

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	484,339	3,613
Altera Corp.	301,746	6,433
Analog Devices, Inc.	296,254	7,987
Applied Materials, Inc.	1,215,472	14,804
Broadcom Corp., Class A *	422,318	11,284
Intel Corp.	5,301,505	102,849
KLA-Tencor Corp.	160,681	4,531
Linear Technology Corp.	214,968	5,611
LSI Corp. *	437,376	2,183
MEMC Electronic Materials, Inc. *	114,927	1,446
Microchip Technology, Inc.	161,223	4,161
Micron Technology, Inc. *	708,775	6,181
National Semiconductor Corp.	214,375	2,843
Novellus Systems, Inc. *	101,311	2,117
NVIDIA Corp. *	500,082	7,696

4

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Teradyne, Inc. *	84,449	789
Texas Instruments, Inc.	1,213,354	27,301
Xilinx, Inc.	269,163	6,347

		218,176

Software & Services 7.6%
Adobe Systems, Inc. *	501,976	16,214
Affiliated Computer Services, Inc., Class A *	93,947	5,780
Akamai Technologies, Inc. *	145,141	3,585
Autodesk, Inc. *	187,681	4,465
Automatic Data Processing, Inc.	476,173	19,423
BMC Software, Inc. *	186,239	7,196
CA, Inc.	370,925	8,175
Citrix Systems, Inc. *	160,708	6,677
Cognizant Technology Solutions Corp., Class A *	271,648	11,860
Computer Sciences Corp. *	144,040	7,389
Compuware Corp. *	278,185	2,111
eBay, Inc. *	1,001,569	23,056
Electronic Arts, Inc. *	305,892	4,980
Fidelity National Information Services, Inc.	244,734	5,766
Fiserv, Inc. *	150,352	6,772
Google, Inc., Class A *	224,058	118,621
Intuit, Inc. *	302,909	8,969
MasterCard, Inc., Class A	85,500	21,366
McAfee, Inc. *	137,400	5,180
Microsoft Corp.	7,291,231	205,467
Novell, Inc. *	325,547	1,455
Oracle Corp.	3,629,986	83,708
Paychex, Inc.	305,065	8,844
Red Hat, Inc. *	148,000	4,029
SAIC, Inc. *	212,000	3,886
Salesforce.com, Inc. *	94,871	6,029
Symantec Corp. *	793,350	13,447
Total System Services, Inc.	177,100	2,534
VeriSign, Inc. *	180,525	4,136
Visa, Inc., Class A	405,000	33,222
Western Union Co.	678,625	12,582
Yahoo! Inc. *	1,242,355	18,648

		685,572

Technology Hardware & Equipment 8.7%
Agilent Technologies, Inc. *	369,166	10,348
Amphenol Corp., Class A	161,800	6,446
Apple, Inc. *	842,540	161,869
Cisco Systems, Inc. *	5,483,828	123,222
Corning, Inc.	1,450,987	26,234
Dell, Inc. *	1,723,885	22,238
EMC Corp. *	1,918,045	31,974
FLIR Systems, Inc. *	129,500	3,831
Harris Corp.	129,300	5,549
Hewlett-Packard Co.	2,260,008	106,379
International Business Machines Corp.	1,247,990	152,741
Jabil Circuit, Inc.	170,686	2,471
JDS Uniphase Corp. *	191,981	1,509
Juniper Networks, Inc. *	491,565	12,206
Lexmark International, Inc., Class A *	83,508	2,154
Molex, Inc.	126,666	2,554
Motorola, Inc. *	2,130,254	13,101
NetApp, Inc. *	332,174	9,676
QLogic Corp. *	146,917	2,525
QUALCOMM, Inc.	1,563,665	61,280
SanDisk Corp. *	177,824	4,520
Tellabs, Inc. *	436,856	2,809
Teradata Corp. *	161,371	4,513
Western Digital Corp. *	206,000	7,826
Xerox Corp.	876,238	7,641

		785,616

Telecommunication Services 2.9%
American Tower Corp., Class A *	358,600	15,223
AT&T, Inc.	5,502,536	139,544
CenturyTel, Inc.	293,318	9,976
Frontier Communications Corp.	302,278	2,300
MetroPCS Communications, Inc. *	120,000	676
Qwest Communications International, Inc.	1,415,741	5,960
Sprint Nextel Corp. *	3,022,208	9,913
Verizon Communications, Inc.	2,648,178	77,909
Windstream Corp.	396,374	4,087

		265,588

Transportation 2.1%
Burlington Northern Santa Fe Corp.	265,530	26,481
C.H. Robinson Worldwide, Inc.	140,195	7,939
CSX Corp.	377,597	16,184
Expeditors International of Washington, Inc.	182,700	6,230
FedEx Corp.	289,468	22,680
Norfolk Southern Corp.	352,392	16,584
Ryder System, Inc.	60,702	2,209
Southwest Airlines Co.	697,736	7,905
Union Pacific Corp.	471,475	28,524
United Parcel Service, Inc., Class B	932,518	53,872

		188,608

Utilities 3.7%
Allegheny Energy, Inc.	158,380	3,318
Ameren Corp.	217,420	5,555
American Electric Power Co., Inc.	445,802	15,447
CenterPoint Energy, Inc.	346,166	4,829
CMS Energy Corp.	212,084	3,217
Consolidated Edison, Inc.	256,565	11,222
Constellation Energy Group, Inc.	182,265	5,883
Dominion Resources, Inc.	551,564	20,662
DTE Energy Co.	153,312	6,445
Duke Energy Corp.	1,203,398	19,892
Edison International	306,093	10,199
Entergy Corp.	183,353	13,992
EQT Corp.	122,400	5,388
Exelon Corp.	615,890	28,097
FirstEnergy Corp.	285,055	12,434
FPL Group, Inc.	384,238	18,735
Integrys Energy Group, Inc.	71,494	2,992
Nicor, Inc.	34,408	1,394
NiSource, Inc.	256,762	3,659

 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Northeast Utilities	163,700	4,145
NRG Energy, Inc. *	240,000	5,786
Pepco Holdings, Inc.	205,700	3,378
PG&E Corp.	342,106	14,451
Pinnacle West Capital Corp.	94,461	3,384
PPL Corp.	349,870	10,318
Progress Energy, Inc.	260,859	10,166
Public Service Enterprise Group, Inc.	472,170	14,444
Questar Corp.	162,691	6,748
SCANA Corp.	113,900	4,056
Sempra Energy	240,269	12,194
Southern Co.	731,525	23,409
TECO Energy, Inc.	194,819	3,033
The AES Corp. *	623,349	7,873
Wisconsin Energy Corp.	109,300	5,349
Xcel Energy, Inc.	421,186	8,752

		330,846

Total Common Stock (Cost $8,388,218)		8,985,982

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.6% of net assets

Time Deposit 0.5%
Wells Fargo
0.03%, 02/01/10	51,891	51,891

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	6,000	6,000

Total Short-Term Investments (Cost $57,891)		57,891

End of Investments.

(All dollar amounts are x 1,000)

At 01/31/10 tax basis cost of the fund’s investments was $8,498,236 and the unrealized appreciation and depreciation were $2,004,852 and ($1,459,215), respectively, with a net unrealized appreciation of $545,637.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

S & P 500 Index, e-mini, Long, expires 03/19/10	900	48,168	(2,283)

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

6

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$8,985,982	$—	$—	$8,985,982
Short-Term Investments(a)	—	57,891	—	57,891

Total	$8,985,982	$57,891	$—	$9,043,873

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments*
Futures Contract	$(2,283)	$—	$—	$(2,283)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46816JAN10

 7

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.8%		Common Stock	1,171,734	1,200,937
	—%	Rights	—	—
1.1%		Short-Term Investments	12,856	12,856

99.9%		Total Investments	1,184,590	1,213,793
3.2%		Collateral Invested for Securities on Loan	39,586	39,586
(3	.1)%	Other Assets and Liabilities, Net		(38,158)

100.0%		Net Assets		1,215,221

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 0.7%
Cooper Tire & Rubber Co.	96,123	1,637
Exide Technologies *	161,700	1,250
Federal-Mogul Corp. *	56,700	929
Fuel Systems Solutions, Inc. (d)*	22,000	784
Thor Industries, Inc.	57,864	1,837
TRW Automotive Holdings Corp. *	97,800	2,252

		8,689

Banks 6.1%
1st Source Corp.	19,221	293
Abington Bancorp, Inc.	24,900	178
BancFirst Corp.	13,416	541
Bank Mutual Corp.	82,693	552
Bank of the Ozarks, Inc.	22,300	661
Beneficial Mutual Bancorp, Inc. *	60,203	542
Boston Private Financial Holdings, Inc.	114,100	818
Brookline Bancorp, Inc.	96,492	966
Capital City Bank Group, Inc. (d)	15,400	184
Cathay General Bancorp	82,622	792
Chemical Financial Corp.	41,203	873
Citizens Republic Bancorp, Inc. *	225,528	171
City Holding Co.	31,200	981
Community Bank System, Inc.	52,700	1,102
Community Trust Bancorp, Inc.	22,800	578
CVB Financial Corp.	109,819	1,052
Dime Community Bancshares	44,400	537
Doral Financial Corp. (d)*	40,979	145
East West Bancorp, Inc.	131,800	2,165
F.N.B. Corp.	143,237	1,016
Fannie Mae (d)*	1,925,800	1,849
First BanCorp Puerto Rico	154,877	353
First Busey Corp.	42,000	149
First Commonwealth Financial Corp.	121,256	711
First Financial Bancorp	52,189	856
First Financial Bankshares, Inc.	40,721	2,160
First Financial Corp.	10,300	284
First Horizon National Corp. *	1	—
First Merchants Corp.	38,100	258
First Midwest Bancorp, Inc.	98,263	1,294
Freddie Mac (d)*	1,158,000	1,366
Glacier Bancorp, Inc.	105,811	1,517
Hancock Holding Co.	47,610	1,949
Harleysville National Corp.	50,500	323
Home Bancshares, Inc.	23,800	585
IBERIABANK Corp.	27,800	1,486
Independent Bank Corp.	29,100	678
Kearny Financial Corp.	29,200	283
MB Financial, Inc.	62,424	1,266
MGIC Investment Corp. *	223,800	1,354
National Penn Bancshares, Inc.	192,378	1,154
NBT Bancorp, Inc.	56,685	1,182
Northfield Bancorp, Inc.	17,200	228
Northwest Bancshares, Inc.	84,809	993
Ocwen Financial Corp. *	97,300	891
Old National Bancorp	132,583	1,596
Oritani Financial Corp.	17,500	229
Pacific Capital Bancorp (d)	83,442	100
PacWest Bancorp	38,016	789
Park National Corp. (d)	20,953	1,148
Pinnacle Financial Partners, Inc. *	39,532	598
PrivateBancorp, Inc.	65,476	890
Prosperity Bancshares, Inc.	73,365	2,958
Provident Financial Services, Inc.	94,551	1,078
Provident New York Bancorp	50,000	407
Republic Bancorp, Inc., Class A	15,900	264
Roma Financial Corp.	17,700	208
S&T Bancorp, Inc.	39,081	685
S.Y. Bancorp, Inc.	19,500	413
Sandy Spring Bancorp, Inc.	29,400	353
Santander BanCorp *	7,400	91
SCBT Financial Corp.	16,200	486
Signature Bank *	62,209	2,151
Simmons First National Corp., Class A	17,700	475
StellarOne Corp.	29,700	311
Sterling Bancshares, Inc.	129,512	662
Sterling Financial Corp. *	82,747	62
Susquehanna Bancshares, Inc.	170,308	1,337
SVB Financial Group *	56,123	2,435
Texas Capital Bancshares, Inc. *	37,400	630
Tompkins Financial Corp.	10,300	404
TowneBank (d)	24,400	261
TriCo Bancshares	22,500	388
TrustCo Bank Corp. NY	124,802	749
Trustmark Corp.	86,177	1,965
Umpqua Holdings Corp.	114,795	1,419
United Bankshares, Inc. (d)	63,122	1,572
United Community Banks, Inc. *	69,930	314

 1

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Univest Corp. of Pennsylvania	13,800	243
ViewPoint Financial Group	10,100	149
Washington Federal, Inc.	171,039	3,190
Webster Financial Corp.	118,400	1,832
WesBanco, Inc.	44,198	641
Western Alliance Bancorp *	36,100	185
Whitney Holding Corp.	105,800	1,314
Wintrust Financial Corp.	39,055	1,357

		73,655

Capital Goods 9.7%
A.O. Smith Corp.	38,730	1,649
AAON, Inc.	23,100	476
AAR CORP. *	63,597	1,474
Actuant Corp., Class A	111,448	1,869
Aerovironment, Inc. *	24,400	831
Aircastle Ltd.	101,800	968
Albany International Corp., Class A	44,500	885
American Science & Engineering, Inc.	15,700	1,219
American Superconductor Corp. *	70,553	2,682
Ameron International Corp.	15,500	1,070
Apogee Enterprises, Inc.	49,200	677
Applied Industrial Technologies, Inc.	60,166	1,312
Argon ST, Inc. *	18,800	477
Astec Industries, Inc. *	32,695	814
Badger Meter, Inc.	24,303	918
Baldor Electric Co.	77,708	1,918
Barnes Group, Inc.	76,840	1,233
BE Aerospace, Inc. *	178,000	3,993
Beacon Roofing Supply, Inc. *	74,882	1,258
Belden, Inc.	83,200	1,899
Blount International, Inc. *	62,762	699
Brady Corp., Class A	88,529	2,502
Briggs & Stratton Corp.	83,093	1,374
Cascade Corp.	12,800	371
Ceradyne, Inc. *	47,012	919
Chart Industries, Inc. *	48,200	777
CIRCOR International, Inc.	28,200	797
Colfax Corp. *	36,200	408
Comfort Systems USA, Inc.	70,700	829
Cubic Corp.	26,015	1,016
Dycom Industries, Inc. *	58,132	475
DynCorp International, Inc., Class A *	40,399	485
EMCOR Group, Inc. *	117,104	2,818
Encore Wire Corp.	31,541	631
Ener1, Inc. (d)*	65,600	265
Energy Conversion Devices, Inc. (d)*	81,763	745
Energy Recovery, Inc. (d)*	35,401	216
EnerSys *	73,278	1,428
EnPro Industries, Inc. *	43,700	1,064
ESCO Technologies, Inc.	43,269	1,414
Esterline Technologies Corp. *	54,911	2,073
Evergreen Solar, Inc. (d)*	217,289	313
Federal Signal Corp.	80,759	524
Force Protection, Inc. *	122,200	622
Franklin Electric Co., Inc.	37,818	984
Gardner Denver, Inc.	87,512	3,487
Gibraltar Industries, Inc. *	48,272	673
GrafTech International Ltd. *	214,300	2,692
Griffon Corp. *	77,421	914
GT Solar International, Inc. (d)*	51,600	297
HEICO Corp., Class A	23,724	800
Hexcel Corp. *	158,383	1,742
II-VI, Inc. *	40,100	1,072
Insituform Technologies, Inc., Class A *	45,900	940
Interline Brands, Inc. *	53,034	891
Kaman Corp.	42,349	1,054
Kaydon Corp.	57,735	1,887
Layne Christensen Co. *	39,911	1,011
Lindsay Corp. (d)	27,400	1,103
MasTec, Inc. *	73,273	901
Michael Baker Corp. *	13,900	542
Mueller Industries, Inc.	74,724	1,837
Mueller Water Products, Inc., Class A	189,300	854
NACCO Industries, Inc., Class A	9,477	510
NCI Building Systems, Inc. *	34,206	67
Nordson Corp.	55,043	3,112
Northwest Pipe Co. *	16,400	392
Orbital Sciences Corp. *	114,336	1,808
Oshkosh Corp.	133,200	4,805
Otter Tail Corp.	63,309	1,367
Pike Electric Corp. *	32,300	282
Polypore International, Inc. *	44,300	595
Quanex Building Products Corp.	67,404	1,084
Raven Industries, Inc.	22,200	634
RBC Bearings, Inc. *	36,000	837
Regal-Beloit Corp.	56,847	2,695
Robbins & Myers, Inc.	56,800	1,262
RSC Holdings, Inc. *	62,000	445
Rush Enterprises, Inc., Class A *	56,287	639
Sauer-Danfoss, Inc. *	14,000	159
Simpson Manufacturing Co., Inc.	61,894	1,526
Stanley, Inc. *	24,000	628
TAL International Group, Inc.	23,100	326
Taser International, Inc. *	107,100	604
Tennant Co.	31,200	747
Textainer Group Holdings Ltd.	23,000	392
The Gorman-Rupp Co.	25,700	623
The Manitowoc Co., Inc.	233,200	2,542
The Middleby Corp. *	33,052	1,489
The Toro Co.	63,535	2,475
Titan International, Inc. (d)	56,925	442
Tredegar Corp.	29,800	482
Triumph Group, Inc.	29,701	1,513
Tutor Perini Corp. *	54,930	1,047
United Rentals, Inc. *	92,000	737
Universal Forest Products, Inc.	29,262	993
Watsco, Inc.	49,282	2,364
Watts Water Technologies, Inc., Class A	57,807	1,672
WESCO International, Inc. *	75,800	2,101

		117,464

Commercial & Professional Supplies 3.1%
ABM Industries, Inc.	90,109	1,750
Administaff, Inc.	36,310	829
American Ecology Corp.	21,300	338
American Reprographics Co. *	60,787	427
CBIZ, Inc. *	73,222	531

2

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
CoStar Group, Inc. *	33,483	1,352
Deluxe Corp.	84,546	1,573
EnergySolutions, Inc.	65,000	543
Ennis, Inc.	39,000	585
Exponent, Inc. *	18,400	495
G & K Services, Inc., Class A	29,330	733
Healthcare Services Group, Inc.	71,150	1,459
Heidrick & Struggles International, Inc.	25,600	651
Herman Miller, Inc.	95,700	1,616
HNI Corp.	75,200	1,881
Huron Consulting Group, Inc. *	37,500	894
ICF International, Inc. *	13,000	304
Innerworkings, Inc. *	98,400	564
Interface, Inc., Class A	90,700	736
Kelly Services, Inc., Class A *	46,723	613
Kimball International, Inc., Class B	41,251	325
Knoll, Inc.	71,903	810
Korn/Ferry International *	78,461	1,161
M&F Worldwide Corp. *	28,170	1,022
McGrath Rentcorp	38,898	820
Mine Safety Appliances Co.	48,689	1,173
Mobile Mini, Inc. *	56,768	798
Navigant Consulting, Inc. *	77,748	1,054
Resources Connection, Inc. *	75,550	1,349
School Specialty, Inc. *	26,093	576
Steelcase, Inc., Class A	104,242	738
Sykes Enterprises, Inc. *	54,693	1,312
Team, Inc. *	33,700	601
The Advisory Board Co. *	25,476	823
The Corporate Executive Board Co.	69,400	1,606
The Geo Group, Inc. *	99,700	1,844
TrueBlue, Inc. *	69,376	1,007
United Stationers, Inc. *	46,667	2,546
Viad Corp.	33,896	669

		38,108

Consumer Durables & Apparel 4.0%
American Greetings Corp., Class A	67,111	1,240
Brunswick Corp.	129,500	1,390
Callaway Golf Co.	108,369	808
Carter’s, Inc. *	92,314	2,387
Columbia Sportswear Co.	18,919	783
Deckers Outdoor Corp. *	24,500	2,405
Ethan Allen Interiors, Inc.	42,479	616
Fossil, Inc. *	79,900	2,609
Helen of Troy Ltd. *	54,100	1,275
Iconix Brand Group, Inc. *	104,300	1,316
JAKKS Pacific, Inc. *	62,174	684
Jarden Corp.	138,808	4,231
Jones Apparel Group, Inc.	123,300	1,780
K-Swiss, Inc., Class A *	60,928	553
Meritage Homes Corp. *	59,885	1,341
National Presto Industries, Inc.	8,600	985
Phillips-Van Heusen Corp.	92,100	3,619
Polaris Industries, Inc.	53,323	2,357
Pool Corp.	79,777	1,465
Skechers U.S.A., Inc., Class A *	50,278	1,411
Steven Madden Ltd. *	32,000	1,284
Tempur-Pedic International, Inc. *	133,862	3,332
The Ryland Group, Inc.	76,500	1,703
The Timberland Co., Class A *	69,660	1,198
The Warnaco Group, Inc. *	78,463	3,038
Under Armour, Inc., Class A (d)*	59,920	1,522
UniFirst Corp.	21,635	1,087
Weyco Group, Inc.	3,700	83
Wolverine World Wide, Inc.	95,336	2,522

		49,024

Consumer Services 4.1%
American Public Education, Inc. *	18,600	709
Ameristar Casinos, Inc.	55,075	816
Bally Technologies, Inc. *	89,162	3,537
Bob Evans Farms, Inc.	48,046	1,341
Boyd Gaming Corp. *	93,600	730
Brink’s Home Security Holdings, Inc. *	72,900	2,989
Buffalo Wild Wings, Inc. *	31,900	1,493
Capella Education Co. *	23,500	1,724
CEC Entertainment, Inc. *	45,538	1,511
Cedar Fair L.P.	84,997	1,045
Churchill Downs, Inc.	16,261	590
CKE Restaurants, Inc.	85,979	719
Coinstar, Inc. *	50,500	1,304
Cracker Barrel Old Country Store, Inc.	37,353	1,381
Domino’s Pizza, Inc. *	67,079	758
Gaylord Entertainment Co. *	78,735	1,515
Grand Canyon Education, Inc. *	29,000	579
Hillenbrand, Inc.	88,100	1,617
Jack in the Box, Inc. *	101,588	1,982
Jackson Hewitt Tax Service, Inc. *	46,200	127
Life Time Fitness, Inc. *	56,977	1,365
Matthews International Corp., Class A	49,684	1,682
Orient-Express Hotels Ltd., Class A *	63,900	624
P.F. Chang’s China Bistro, Inc. *	40,742	1,573
Papa John’s International, Inc. *	34,655	818
Pinnacle Entertainment, Inc. *	107,285	875
Pre-Paid Legal Services, Inc. *	14,300	570
Regis Corp.	86,149	1,372
Sonic Corp. *	99,229	836
Sotheby’s	110,100	2,559
Speedway Motorsports, Inc.	21,584	359
Steiner Leisure Ltd. *	31,609	1,259
Stewart Enterprises, Inc., Class A	144,000	730
Texas Roadhouse, Inc., Class A *	84,696	985
The Cheesecake Factory, Inc. *	100,500	2,125
The Marcus Corp.	35,083	392
Universal Technical Institute, Inc. *	38,600	709
Vail Resorts, Inc. *	48,871	1,647
WMS Industries, Inc. *	89,551	3,321

		50,268

Diversified Financials 3.0%
AmeriCredit Corp. *	175,100	3,672
Cash America International, Inc.	47,570	1,788
Cohen & Steers, Inc.	28,028	570
Credit Acceptance Corp. *	12,253	652
Duff & Phelps Corp., Class A	21,000	341

 3

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
E*TRADE Financial Corp. *	2,057,000	3,127
EZCORP, Inc., Class A *	73,600	1,337
Financial Federal Corp.	45,423	1,238
First Cash Financial Services, Inc. *	46,000	1,050
Fortress Investment Group L.L.C., Class A *	307,800	1,404
GAMCO Investors, Inc., Class A	8,700	357
GFI Group, Inc.	75,668	369
GLG Partners, Inc. (d)*	201,200	590
Interactive Brokers Group, Inc., Class A *	72,700	1,156
Investment Technology Group, Inc. *	71,665	1,469
KBW, Inc. *	53,400	1,418
KKR Financial Holdings L.L.C. (d)	309,743	1,868
Life Partners Holdings, Inc. (d)	13,000	258
MF Global Holdings Ltd. *	124,100	813
Nelnet, Inc., Class A	35,600	594
optionsXpress Holdings, Inc.	66,147	949
PHH Corp. *	97,363	1,698
PICO Holdings, Inc. *	29,500	926
Piper Jaffray Cos., Inc. *	24,439	1,187
Portfolio Recovery Associates, Inc. *	25,943	1,183
Pzena Investment Management, Inc., Class A *	40,689	284
Riskmetrics Group, Inc. *	51,300	874
Stifel Financial Corp. *	42,150	2,204
SWS Group, Inc.	49,100	589
The Student Loan Corp.	7,200	326
W.P. Carey & Co., L.L.C.	51,666	1,400
World Acceptance Corp. (d)*	32,300	1,305

		36,996

Energy 7.9%
Alliance Holdings GP L.P.	24,194	657
Alliance Resource Partners L.P.	35,010	1,386
Alon USA Energy, Inc.	22,000	158
Apco Oil & Gas International, Inc.	6,200	125
Arena Resources, Inc. *	64,000	2,454
Atlas Energy, Inc.	127,376	3,853
Atlas Pipeline Partners L.P.	84,500	925
Basic Energy Services, Inc. *	38,100	358
Berry Petroleum Co., Class A	71,700	1,942
BPZ Resources, Inc. (d)*	91,200	542
BreitBurn Energy Partners L.P. *	54,363	747
Bristow Group, Inc. *	59,987	2,142
Buckeye GP Holdings L.P.	18,104	524
Cal Dive International, Inc. *	74,500	524
Calumet Specialty Products Partners L.P. (d)	20,000	400
CARBO Ceramics, Inc.	33,420	2,203
Carrizo Oil & Gas, Inc. *	45,000	1,080
Cheniere Energy Partners L.P. (d)	38,300	509
Clayton Williams Energy, Inc. *	11,000	361
Complete Production Services, Inc. *	88,700	1,111
Contango Oil & Gas Co. *	23,200	1,131
Copano Energy L.L.C. (d)	95,100	2,161
CVR Energy, Inc. *	67,800	544
DCP Midstream Partners L.P. (d)	41,700	1,276
Delek US Holdings, Inc.	73,400	512
Delta Petroleum Corp. (d)*	207,300	263
Dorchester Minerals L.P.	29,392	654
Dril-Quip, Inc. *	53,800	2,824
Eagle Rock Energy Partners L.P.	63,385	345
Enbridge Energy Management L.L.C. *	23,523	1,198
Encore Energy Partners L.P.	17,900	362
General Maritime Corp.	102,834	796
Genesis Energy L.P.	37,343	735
Global Industries Ltd. *	200,482	1,397
GMX Resources, Inc. (d)*	22,700	240
Goodrich Petroleum Corp. *	36,800	767
GulfMark Offshore, Inc. *	39,000	957
Helix Energy Solutions Group, Inc. *	164,400	1,744
Hercules Offshore, Inc. *	157,400	614
Holly Energy Partners L.P.	20,610	847
Hornbeck Offshore Services, Inc. *	37,845	814
Hugoton Royalty Trust	55,860	928
Inergy Holdings L.P.	13,242	871
Inergy L.P.	87,542	3,119
International Coal Group, Inc. *	214,668	766
James River Coal Co. *	49,000	767
Key Energy Services, Inc. *	218,000	2,108
Legacy Reserves L.P.	42,728	808
Lufkin Industries, Inc.	24,595	1,559
Mariner Energy, Inc. *	159,000	2,298
MarkWest Energy Partners L.P.	93,100	2,697
McMoRan Exploration Co. *	90,300	1,373
Newpark Resources, Inc. *	142,610	569
NuStar GP Holdings L.L.C.	51,100	1,413
Oil States International, Inc. *	89,142	3,284
Parker Drilling Co. *	265,065	1,275
Patriot Coal Corp. *	105,200	1,630
Penn Virginia Corp.	70,378	1,708
Penn Virginia GP Holdings L.P. (d)	41,600	675
Penn Virginia Resource Partners L.P. (d)	49,246	1,030
Petroleum Development Corp. *	25,203	528
PetroQuest Energy, Inc. *	73,200	398
Pioneer Southwest Energy Partners L.P.	17,800	412
Regency Energy Partners L.P.	87,420	1,971
Rosetta Resources, Inc. *	85,100	1,750
RPC, Inc.	54,689	675
Ship Finance International Ltd. (d)	72,025	1,042
Stone Energy Corp. *	56,968	908
Swift Energy Co. *	50,601	1,268
Targa Resources Partners L.P.	71,795	1,698
TC Pipelines L.P.	39,800	1,441
Teekay LNG Partners L.P.	33,000	891
Teekay Offshore Partners L.P.	30,400	582
Tesco Corp. *	57,500	752
TETRA Technologies, Inc. *	173,674	1,817
USEC, Inc. *	184,023	736
VAALCO Energy, Inc. *	104,200	441
Western Gas Partners L.P.	30,651	613
Western Refining, Inc. *	53,822	246
Williams Partners L.P. (d)	83,820	3,209
Williams Pipeline Partners L.P.	31,000	871
World Fuel Services Corp.	115,956	2,786

		96,095

4

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	790	80
Casey’s General Stores, Inc.	90,926	2,790
Ingles Markets, Inc., Class A	23,631	335
Nash Finch Co.	22,900	790
PriceSmart, Inc.	24,300	486
Spartan Stores, Inc.	39,500	535
The Andersons, Inc.	30,600	825
The Great Atlantic & Pacific Tea Co., Inc. (d)*	53,790	403
The Pantry, Inc. *	39,700	535
United Natural Foods, Inc. *	72,882	1,976
Village Super Market, Inc., Class A	11,400	296
Weis Markets, Inc.	20,000	710
Winn-Dixie Stores, Inc. *	90,300	915

		10,676

Food, Beverage & Tobacco 1.9%
American Italian Pasta Co., Class A *	34,700	1,189
Cal-Maine Foods, Inc.	22,300	728
Chiquita Brands International, Inc. *	74,202	1,089
Coca-Cola Bottling Co.	4,200	212
Darling International, Inc. *	179,000	1,394
Diamond Foods, Inc.	29,300	1,052
Farmer Brothers Co.	5,400	93
Green Mountain Coffee Roasters, Inc. *	44,700	3,791
J & J Snack Foods Corp.	24,900	1,041
Lancaster Colony Corp.	32,443	1,770
Lance, Inc.	51,800	1,152
National Beverage Corp.	17,301	199
Sanderson Farms, Inc.	28,700	1,342
Smart Balance, Inc. *	112,100	623
The Boston Beer Co., Inc., Class A *	17,300	793
The Hain Celestial Group, Inc. *	67,831	1,085
TreeHouse Foods, Inc. *	51,900	2,011
Universal Corp.	41,345	1,877
Vector Group Ltd.	92,554	1,295

		22,736

Health Care Equipment & Services 7.2%
ABIOMED, Inc. *	46,000	364
Align Technology, Inc. *	120,000	2,250
Alliance HealthCare Services, Inc. *	45,700	230
Almost Family, Inc. *	11,400	414
Amedisys, Inc. *	52,300	2,874
American Medical Systems Holdings, Inc. *	131,125	2,518
AmSurg Corp. *	51,900	1,096
Analogic Corp.	19,854	794
athenahealth, Inc. *	43,400	1,707
Bio-Reference Laboratories, Inc. *	20,700	782
Brookdale Senior Living, Inc. *	65,300	1,192
CardioNet, Inc. *	8,100	49
Catalyst Health Solutions, Inc. *	72,665	2,858
Centene Corp. *	72,092	1,388
Chemed Corp.	44,000	2,046
Conceptus, Inc. *	54,300	1,054
CONMED Corp. *	51,500	1,108
Cyberonics, Inc. *	41,500	778
Eclipsys Corp. *	90,467	1,509
Emergency Medical Services Corp., Class A *	32,100	1,686
Emeritus Corp. (d)*	47,800	870
Ensign Group, Inc.	18,500	316
ev3, Inc. *	112,655	1,642
Genoptix, Inc. *	16,900	550
Gentiva Health Services, Inc. *	47,396	1,210
Greatbatch, Inc. *	41,000	806
Hanger Orthopedic Group, Inc. *	46,100	750
Health Management Associates, Inc., Class A *	379,200	2,518
HEALTHSOUTH Corp. *	167,500	3,017
Healthspring, Inc. *	100,544	1,748
Healthways, Inc. *	74,863	1,277
Hill-Rom Holdings, Inc.	105,200	2,459
HMS Holdings Corp. *	41,800	1,885
ICU Medical, Inc. *	22,600	786
Integra LifeSciences Holdings *	32,948	1,265
Invacare Corp.	54,211	1,357
inVentiv Health, Inc. *	55,401	851
Kindred Healthcare, Inc. *	51,492	871
Landauer, Inc.	16,700	988
LHC Group, Inc. *	26,400	813
LifePoint Hospitals, Inc. *	95,641	2,867
MedAssets, Inc. *	20,800	421
Meridian Bioscience, Inc.	67,750	1,358
Merit Medical Systems, Inc. *	40,266	718
Molina Healthcare, Inc. *	24,000	534
National Healthcare Corp.	16,388	602
Neogen Corp. *	20,850	443
NuVasive, Inc. *	64,700	1,786
Omnicell, Inc. *	58,300	698
PharMerica Corp. *	58,664	955
Phase Forward, Inc. *	71,500	1,045
PSS World Medical, Inc. *	103,066	2,115
Quality Systems, Inc.	30,272	1,560
Quidel Corp. *	50,700	673
Res-Care, Inc. *	32,500	293
Sirona Dental Systems, Inc. *	39,465	1,270
Skilled Healthcare Group, Inc., Class A *	35,400	232
Sun Healthcare Group, Inc. *	77,900	681
SurModics, Inc. *	25,019	500
Tenet Healthcare Corp. *	742,800	4,115
The Cooper Cos., Inc.	80,500	2,843
Triple-S Management Corp., Class B *	26,300	436
Universal American Financial Corp. *	79,202	1,058
Volcano Corp. *	62,900	1,246
WellCare Health Plans, Inc. *	74,600	2,326
West Pharmaceutical Services, Inc.	58,465	2,124
Wright Medical Group, Inc. *	69,300	1,239
Zoll Medical Corp. *	37,700	1,050

		87,864

Household & Personal Products 0.9%
Bare Escentuals, Inc. *	95,200	1,730
Central Garden & Pet Co., Class A *	127,400	1,120
Chattem, Inc. *	30,913	2,889

 5

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Elizabeth Arden, Inc. *	40,498	628
Nu Skin Enterprises, Inc., Class A	88,122	2,048
Prestige Brands Holdings, Inc. *	60,800	472
Revlon, Inc., Class A *	44,102	680
USANA Health Sciences, Inc. *	10,400	296
WD-40 Co.	29,500	908

		10,771

Insurance 3.2%
Ambac Financial Group, Inc. *	434,900	300
American Equity Investment Life Holding Co.	77,764	571
American Physicians Capital, Inc.	19,199	533
AMERISAFE, Inc. *	33,700	583
AmTrust Financial Services, Inc.	40,705	487
Argo Group International Holdings Ltd. *	50,838	1,359
Assured Guaranty Ltd.	145,837	3,305
Citizens, Inc. *	51,643	333
CNA Surety Corp. *	37,000	518
Conseco, Inc. *	330,600	1,574
Crawford & Co., Class B *	44,000	153
Delphi Financial Group, Inc., Class A	71,880	1,455
Donegal Group, Inc., Class A	6,500	96
eHealth, Inc. *	42,900	781
Employers Holdings, Inc.	82,000	1,085
Enstar Group Ltd. *	15,394	999
FBL Financial Group, Inc., Class A	27,168	487
Flagstone Reinsurance Holdings Ltd.	93,029	974
Greenlight Capital Re Ltd., Class A *	64,889	1,567
Harleysville Group, Inc.	28,263	913
Hilltop Holdings, Inc. *	73,739	835
Horace Mann Educators Corp.	78,278	938
Infinity Property & Casualty Corp.	28,892	1,146
Kansas City Life Insurance Co.	7,399	200
Max Capital Group Ltd.	69,384	1,562
Meadowbrook Insurance Group, Inc.	78,400	529
National Western Life Insurance Co., Class A	4,494	730
OneBeacon Insurance Group Ltd., Class A	44,200	574
Protective Life Corp.	125,100	2,108
RLI Corp.	35,155	1,809
Safety Insurance Group, Inc.	26,870	940
Selective Insurance Group, Inc.	91,014	1,408
State Auto Financial Corp.	37,356	587
Stewart Information Services Corp.	31,543	324
The Navigators Group, Inc. *	22,485	959
The Phoenix Cos., Inc. *	191,792	451
Tower Group, Inc.	56,865	1,257
United America Indemnity Ltd., Class A *	28,511	202
United Fire & Casualty Co.	37,200	626
Unitrin, Inc.	88,100	1,912
Zenith National Insurance Corp.	61,145	1,706

		38,876

Materials 4.8%
A. Schulman, Inc.	39,109	881
AMCOL International Corp.	33,252	836
Arch Chemicals, Inc.	44,572	1,246
Ashland, Inc.	118,400	4,785
Balchem Corp.	34,500	669
Calgon Carbon Corp. *	96,700	1,295
Carpenter Technology Corp.	78,900	2,114
Century Aluminum Co. *	65,800	745
Coeur d’Alene Mines Corp. *	98,650	1,383
Deltic Timber Corp.	22,204	997
Domtar Corp. *	65,125	3,163
Eagle Materials, Inc.	77,890	1,777
Glatfelter	66,900	923
Graphic Packaging Holding Co. *	377,315	1,275
H.B. Fuller Co.	81,816	1,638
Haynes International, Inc.	31,225	915
Hecla Mining Co. *	266,900	1,217
Huntsman Corp.	289,400	3,528
Innophos Holdings, Inc.	18,800	368
Kaiser Aluminum Corp.	23,150	814
Koppers Holdings, Inc.	46,200	1,290
Kronos Worldwide, Inc. (d)*	5,905	86
Minerals Technologies, Inc.	33,561	1,604
NewMarket Corp.	18,500	1,669
NL Industries, Inc.	20,741	141
OM Group, Inc. *	54,500	1,778
PolyOne Corp. *	141,175	1,052
Rock-Tenn Co., Class A	68,400	2,920
Rockwood Holdings, Inc. *	61,000	1,336
RTI International Metals, Inc. *	30,766	761
Sensient Technologies Corp.	81,225	2,108
Solutia, Inc. *	168,800	2,321
Stepan Co.	12,900	754
Stillwater Mining Co. *	52,341	526
Temple-Inland, Inc.	157,000	2,727
Texas Industries, Inc.	44,951	1,526
W.R. Grace & Co. *	90,600	2,163
Wausau Paper Corp.	73,820	651
Westlake Chemical Corp.	38,000	780
Worthington Industries, Inc.	107,160	1,551

		58,313

Media 1.7%
Arbitron, Inc.	41,256	1,044
Ascent Media Corp., Class A *	25,200	650
Cinemark Holdings, Inc.	78,794	1,117
CKX, Inc. *	72,771	296
Harte-Hanks, Inc.	58,916	622
Liberty Media Corp. - Capital, Series A *	174,700	4,523
Live Nation, Inc. (d)*	206,890	2,373
Mediacom Communications Corp., Class A *	71,200	296
Meredith Corp.	64,700	2,005
National CineMedia, Inc.	75,300	1,128
Scholastic Corp.	39,169	1,171
Sinclair Broadcast Group, Inc., Class A *	77,078	389
Sirius XM Radio, Inc. *	3,600,000	3,030
Value Line, Inc.	1,700	43
Warner Music Group Corp. *	74,286	359

6

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
World Wrestling Entertainment, Inc., Class A	62,900	1,006

		20,052

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
Acorda Therapeutics, Inc. *	62,800	1,757
Alkermes, Inc. *	187,342	2,049
Allos Therapeutics, Inc. *	95,800	695
Alnylam Pharmaceuticals, Inc. *	59,800	1,011
AMAG Pharmaceuticals, Inc. *	28,000	1,231
Arena Pharmaceuticals, Inc. (d)*	132,500	413
Auxilium Pharmaceuticals, Inc. *	73,000	2,056
Bruker Corp. *	91,000	1,117
Celera Corp. *	133,617	899
Cepheid, Inc. *	94,800	1,393
Cubist Pharmaceuticals, Inc. *	109,332	2,240
Dendreon Corp. *	183,500	5,083
Dionex Corp. *	30,844	2,154
Emergent Biosolutions, Inc. *	24,600	352
eResearch Technology, Inc. *	70,703	435
Exelixis, Inc. *	188,972	1,253
Genomic Health, Inc. *	24,900	412
Geron Corp. (d)*	141,700	767
GTX, Inc. (d)*	25,700	105
Halozyme Therapeutics, Inc. *	94,800	514
Incyte Corp. *	228,063	2,436
InterMune, Inc. *	42,100	657
Kendle International, Inc. *	19,577	396
Luminex Corp. *	69,300	938
MannKind Corp. (d)*	89,300	904
Martek Biosciences Corp. *	66,676	1,436
Maxygen, Inc. *	54,500	305
Medicis Pharmaceutical Corp., Class A	93,549	2,162
Medivation, Inc. *	45,700	1,521
Momenta Pharmaceuticals, Inc. *	40,444	590
Nektar Therapeutics *	165,471	1,890
Osiris Therapeutics, Inc. (d)*	31,300	250
Par Pharmaceutical Cos., Inc. *	75,280	1,981
PAREXEL International Corp. *	92,818	1,795
PDL BioPharma, Inc.	242,900	1,555
Questcor Pharmaceuticals, Inc. *	116,200	526
Rigel Pharmaceuticals, Inc. *	54,100	444
Salix Pharmaceuticals Ltd. *	70,249	2,055
Savient Pharmaceuticals, Inc. *	84,700	1,087
Seattle Genetics, Inc. *	99,198	1,024
The Medicines Co. *	94,108	780
Theravance, Inc. *	85,938	943
Varian, Inc. *	55,971	2,886
ViroPharma, Inc. *	153,974	1,521
VIVUS, Inc. (d)*	124,100	1,049
XenoPort, Inc. *	41,600	769

		57,836

Real Estate 7.6%
Acadia Realty Trust	57,536	917
Alexander’s, Inc. *	3,410	997
American Campus Communities, Inc.	85,000	2,181
Anworth Mortgage Asset Corp.	160,200	1,105
BioMed Realty Trust, Inc.	160,334	2,336
Brandywine Realty Trust	217,430	2,442
Capstead Mortgage Corp.	121,100	1,608
CBL & Associates Properties, Inc.	236,906	2,369
Chimera Investment Corp.	884,151	3,466
Colonial Properties Trust	70,800	779
Corporate Office Properties Trust	92,349	3,296
Cousins Properties, Inc.	80,479	616
DCT Industrial Trust, Inc.	287,400	1,423
Developers Diversified Realty Corp.	237,672	1,961
DiamondRock Hospitality Co. *	196,200	1,597
EastGroup Properties, Inc.	50,490	1,932
Entertainment Properties Trust	66,555	2,323
Equity Lifestyle Properties, Inc.	49,259	2,380
Equity One, Inc.	59,037	989
Extra Space Storage, Inc.	150,558	1,709
First Industrial Realty Trust, Inc. *	83,501	428
Forest City Enterprises, Inc., Class A *	193,200	2,185
Forestar Group, Inc. *	71,600	1,330
Franklin Street Properties Corp.	99,365	1,248
Getty Realty Corp.	32,542	702
Hatteras Financial Corp.	64,800	1,775
Healthcare Realty Trust, Inc.	101,281	2,124
Home Properties, Inc.	55,765	2,472
HRPT Properties Trust	407,404	2,717
Inland Real Estate Corp.	95,436	805
Investors Real Estate Trust	74,800	653
Jones Lang LaSalle, Inc.	61,700	3,518
Kilroy Realty Corp.	72,300	2,089
Lasalle Hotel Properties	87,726	1,768
Lexington Realty Trust	139,784	832
LTC Properties, Inc.	39,667	1,007
Medical Properties Trust, Inc.	140,200	1,403
MFA Financial, Inc.	471,064	3,467
Mid-America Apartment Communities, Inc.	46,852	2,198
National Health Investors, Inc.	40,368	1,373
National Retail Properties, Inc.	150,826	3,047
NorthStar Realty Finance Corp.	86,396	392
OMEGA Healthcare Investors, Inc.	147,258	2,755
Pennsylvania Real Estate Investment Trust (d)	58,812	527
Post Properties, Inc.	72,567	1,295
Potlatch Corp.	66,303	2,035
PS Business Parks, Inc.	27,038	1,295
Redwood Trust, Inc.	113,129	1,618
Saul Centers, Inc.	20,300	723
Sovran Self Storage, Inc.	36,326	1,231
Sunstone Hotel Investors, Inc. *	87,510	752
Tanger Factory Outlet Centers, Inc.	62,034	2,376
Tejon Ranch Co. *	21,292	652
Universal Health Realty Income Trust	13,700	455
Washington Real Estate Investment Trust	93,782	2,456

		92,129

Retailing 4.8%
99 Cents Only Stores *	80,806	1,054
AnnTaylor Stores Corp. *	88,500	1,111
bebe stores, Inc.	43,149	267

 7

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Blockbuster, Inc., Class A (d)*	344,921	155
Blue Nile, Inc. (d)*	22,000	1,134
Brown Shoe Co., Inc.	69,975	857
Cabela’s, Inc. (d)*	58,036	935
Chico’s FAS, Inc. *	293,200	3,744
Collective Brands, Inc. *	110,800	2,180
Dillard’s, Inc., Class A	80,600	1,335
DSW, Inc., Class A *	22,700	547
Fred’s, Inc., Class A	71,500	717
Genesco, Inc. *	33,244	784
Hibbett Sports, Inc. *	46,775	993
Hot Topic, Inc. *	78,400	451
J. Crew Group, Inc. *	92,800	3,639
Jo-Ann Stores, Inc. *	43,400	1,520
Jos. A. Bank Clothiers, Inc. *	29,712	1,245
Monro Muffler Brake, Inc.	33,200	1,136
NutriSystem, Inc.	54,548	1,111
Office Depot, Inc. *	491,900	2,794
OfficeMax, Inc. *	125,600	1,629
Orbitz Worldwide, Inc. *	77,000	473
Penske Automotive Group, Inc. *	69,116	972
PetMed Express, Inc. (d)	42,100	776
Rent-A-Center, Inc. *	123,705	2,474
Saks, Inc. (d)*	254,200	1,637
Sally Beauty Holdings, Inc. *	135,350	1,129
Signet Jewelers Ltd. *	126,600	3,464
Stage Stores, Inc.	73,327	947
Systemax, Inc.	24,400	428
The Buckle, Inc. (d)	40,764	1,237
The Cato Corp., Class A	48,604	994
The Children’s Place Retail Stores, Inc. *	45,613	1,450
The Dress Barn, Inc. *	81,512	1,919
The Finish Line, Inc., Class A	98,219	1,089
The Gymboree Corp. *	49,210	1,920
The Men’s Wearhouse, Inc.	86,300	1,739
Tractor Supply Co. *	55,200	2,786
Ulta Salon, Cosmetics & Fragrance, Inc. *	51,300	995
Williams-Sonoma, Inc.	155,000	2,942

		58,709

Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc. *	50,600	664
Amkor Technology, Inc. (d)*	187,518	1,067
Applied Micro Circuits Corp. *	100,765	739
Atheros Communications *	99,743	3,199
ATMI, Inc. *	60,254	1,011
Brooks Automation, Inc. *	87,231	728
Cabot Microelectronics Corp. *	49,100	1,726
Cavium Networks, Inc. *	59,800	1,292
Cymer, Inc. *	53,365	1,674
Cypress Semiconductor Corp. *	259,100	2,604
Diodes, Inc. *	50,081	835
Fairchild Semiconductor International, Inc. *	212,100	1,905
FEI Co. *	66,400	1,381
FormFactor, Inc. *	81,273	1,257
Hittite Microwave Corp. *	38,609	1,435
Integrated Device Technology, Inc. *	302,500	1,715
International Rectifier Corp. *	137,700	2,484
Micrel, Inc.	76,505	572
Microsemi Corp. *	134,019	2,002
MKS Instruments, Inc. *	80,499	1,336
Monolithic Power Systems *	53,900	1,111
Netlogic Microsystems, Inc. *	31,600	1,294
OmniVision Technologies, Inc. *	79,573	1,027
PMC - Sierra, Inc. *	412,923	3,283
Power Integrations, Inc.	53,262	1,662
RF Micro Devices, Inc. *	351,204	1,352
Semtech Corp. *	95,829	1,436
Sigma Designs, Inc. *	35,000	389
Silicon Image, Inc. *	108,822	262
Skyworks Solutions, Inc. *	313,308	3,976
Standard Microsystems Corp. *	33,692	672
Teradyne, Inc. *	302,900	2,829
Tessera Technologies, Inc. *	75,090	1,289
TriQuint Semiconductor, Inc. *	223,800	1,343
Zoran Corp. *	88,924	976

		52,527

Software & Services 6.8%
ACI Worldwide, Inc. *	60,759	973
Acxiom Corp. *	121,576	1,870
Advent Software, Inc. *	28,114	1,061
Ariba, Inc. *	147,100	1,852
Blackbaud, Inc.	88,469	1,973
Blackboard, Inc. *	51,461	2,028
Commvault Systems, Inc. *	68,500	1,451
comScore, Inc. *	30,000	407
Constant Contact, Inc. *	22,500	397
Convergys Corp. *	218,400	2,337
CSG Systems International, Inc. *	62,600	1,215
CyberSource Corp. *	124,400	2,249
DealerTrack Holdings, Inc. *	66,536	1,196
Digital River, Inc. *	61,200	1,538
EarthLink, Inc.	193,881	1,572
Epicor Software Corp. *	124,700	956
EPIQ Systems, Inc. *	63,600	760
Euronet Worldwide, Inc. *	90,036	1,839
Fair Isaac Corp.	86,700	1,901
Forrester Research, Inc. *	25,317	686
GSI Commerce, Inc. *	40,700	926
Heartland Payment Systems, Inc.	51,100	729
iGATE Corp.	43,340	438
Informatica Corp. *	157,381	3,728
j2 Global Communications, Inc. *	78,528	1,613
JDA Software Group, Inc. *	36,469	956
Lawson Software, Inc. *	254,500	1,542
Manhattan Associates, Inc. *	37,047	777
MAXIMUS, Inc.	32,574	1,559
Mentor Graphics Corp. *	143,367	1,150
MicroStrategy, Inc., Class A *	15,662	1,468
NCI, Inc., Class A *	11,700	349
NetScout Systems, Inc. *	59,100	830
NetSuite, Inc. *	25,000	395
Pegasystems, Inc.	25,800	858
Progress Software Corp. *	68,280	1,921
Quest Software, Inc. *	112,388	1,935
Rackspace Hosting, Inc. *	81,100	1,478
RealNetworks, Inc. *	139,430	588
S1 Corp. *	83,400	499

8

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Sapient Corp. *	175,463	1,360
SAVVIS, Inc. *	62,200	979
SRA International, Inc., Class A *	69,495	1,197
Synchronoss Technologies, Inc. *	26,100	437
Syntel, Inc.	21,183	712
Take-Two Interactive Software, Inc. *	127,504	1,183
TeleCommunication Systems, Inc., Class A *	65,700	576
TeleTech Holdings, Inc. *	54,400	1,036
The Ultimate Software Group, Inc. *	40,400	1,208
THQ, Inc. *	112,500	567
TIBCO Software, Inc. *	300,936	2,696
TiVo, Inc. *	179,103	1,615
Tyler Technologies, Inc. *	45,200	847
Unisys Corp. *	73,850	2,133
United Online, Inc.	134,187	848
ValueClick, Inc. *	155,200	1,436
VeriFone Holdings, Inc. *	125,843	2,239
VistaPrint N.V. *	64,300	3,601
Vocus, Inc. *	34,000	548
WebMD Health Corp. (d)*	66,824	2,605
Websense, Inc. *	75,404	1,397
Wright Express Corp. *	66,476	1,952

		83,172

Technology Hardware & Equipment 5.8%
3Com Corp. *	672,019	5,007
3PAR, Inc. *	41,000	396
Adaptec, Inc. *	155,500	473
ADC Telecommunications, Inc. *	174,300	926
ADTRAN, Inc.	91,505	1,940
Airvana, Inc. *	45,500	344
Arris Group, Inc. *	219,860	2,207
Aviat Networks, Inc. *	30,500	219
Avid Technology, Inc. *	50,405	637
Benchmark Electronics, Inc. *	109,294	1,991
Black Box Corp.	29,892	822
Blue Coat Systems, Inc. *	64,600	1,592
Brightpoint, Inc. *	127,995	747
Checkpoint Systems, Inc. *	64,444	1,034
Ciena Corp. *	149,100	1,901
Cogent, Inc. *	68,609	709
Cognex Corp.	68,609	1,123
Coherent, Inc. *	46,951	1,394
Comtech Telecommunications Corp. *	44,300	1,566
Daktronics, Inc.	57,100	446
Echelon Corp. (d)*	52,300	444
Electronics for Imaging, Inc. *	72,409	839
EMS Technologies, Inc. *	27,200	349
Emulex Corp. *	143,390	1,612
Harmonic, Inc. *	157,700	957
Hughes Communications, Inc. *	17,500	453
Imation Corp. *	49,813	445
Infinera Corp. *	140,300	961
Insight Enterprises, Inc. *	65,900	759
InterDigital, Inc. *	76,594	1,899
Intermec, Inc. *	81,440	1,081
IPG Photonics Corp. *	33,218	478
JDS Uniphase Corp. *	393,400	3,092
L-1 Identity Solutions, Inc. *	107,184	803
Littelfuse, Inc. *	32,800	986
MTS Systems Corp.	30,175	776
Multi-Fineline Electronix, Inc. *	18,600	444
NETGEAR, Inc. *	59,000	1,218
Palm, Inc. (d)*	221,360	2,300
Park Electrochemical Corp.	26,800	704
Plantronics, Inc.	81,593	2,156
Plexus Corp. *	70,362	2,393
Riverbed Technology, Inc. *	94,100	2,110
Rofin-Sinar Technologies, Inc. *	61,236	1,340
Rogers Corp. *	30,267	725
ScanSource, Inc. *	43,878	1,240
Sonus Networks, Inc. *	609,358	1,286
Sycamore Networks, Inc.	35,711	692
Synaptics, Inc. (d)*	63,300	1,602
SYNNEX Corp. *	31,900	844
Tech Data Corp. *	89,500	3,647
Tekelec *	110,627	1,657
Universal Display Corp. (d)*	49,000	552
ViaSat, Inc. *	46,019	1,258
Vishay Intertechnology, Inc. *	333,800	2,517

		70,093

Telecommunication Services 0.9%
Alaska Communication Systems Group, Inc.	75,300	614
Atlantic Tele-Network, Inc.	12,400	600
Cbeyond, Inc. *	45,800	571
Cincinnati Bell, Inc. *	295,445	860
Cogent Communications Group, Inc. *	67,300	735
Consolidated Communications Holdings, Inc.	42,200	723
General Communication, Inc., Class A *	42,400	251
Global Crossing Ltd. *	92,624	1,294
Iowa Telecommunications Services, Inc.	54,100	885
Neutral Tandem, Inc. *	31,800	492
NTELOS Holdings Corp.	49,600	806
Premiere Global Services, Inc. *	118,800	960
Shenandoah Telecommunications Co.	29,200	502
Syniverse Holdings, Inc. *	90,400	1,519

		10,812

Transportation 1.8%
AirTran Holdings, Inc. *	75,998	366
Alaska Air Group, Inc. *	45,809	1,436
Alexander & Baldwin, Inc.	74,000	2,364
Allegiant Travel Co. (d)*	24,400	1,249
AMERCO *	9,104	344
American Commercial Lines, Inc. (d)*	16,050	246
Arkansas Best Corp.	40,572	915
Atlas Air Worldwide Holdings, Inc. *	22,100	811
Eagle Bulk Shipping, Inc. (d)*	72,600	363
Excel Maritime Carriers Ltd. *	54,600	315
Forward Air Corp.	48,682	1,150
Genco Shipping & Trading Ltd. (d)*	46,000	882

 9

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Genesee & Wyoming, Inc., Class A *	57,972	1,709
Hub Group, Inc., Class A *	62,892	1,516
Knight Transportation, Inc.	97,488	1,765
Marten Transport Ltd. *	23,002	405
Old Dominion Freight Line, Inc. *	50,989	1,402
Pacer International, Inc. *	58,118	174
Republic Airways Holdings, Inc. *	55,900	273
SkyWest, Inc.	111,212	1,627
TBS International plc, Class A (d)*	49,000	295
US Airways Group, Inc. *	200,200	1,063
Werner Enterprises, Inc.	72,543	1,435

		22,105

Utilities 2.8%
ALLETE, Inc.	48,590	1,521
American States Water Co.	29,100	967
Avista Corp.	97,412	1,985
Black Hills Corp.	74,998	1,948
Brookfield Infrastructure Partners L.P.	46,566	745
California Water Service Group	34,987	1,271
CH Energy Group, Inc.	26,297	1,040
El Paso Electric Co. *	75,016	1,444
Ferrellgas Partners L.P. (d)	61,700	1,341
MGE Energy, Inc.	36,760	1,229
Northwest Natural Gas Co.	44,895	1,947
NorthWestern Corp.	65,912	1,612
PNM Resources, Inc.	159,500	1,855
Portland General Electric Co.	120,800	2,356
SJW Corp.	19,400	425
South Jersey Industries, Inc.	48,660	1,865
Southwest Gas Corp.	82,696	2,288
Suburban Propane Partners L.P. (d)	55,094	2,598
The Empire District Electric Co.	56,900	1,048
The Laclede Group, Inc.	36,877	1,190
UIL Holdings Corp.	49,310	1,340
Unisource Energy Corp.	63,517	1,952

		33,967

Total Common Stock (Cost $1,171,734)		1,200,937

Rights 0.0% of net assets

Indevus Pharmaceuticals, Inc. (b)(c)*	138,800	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.1% of net assets

Time Deposit 0.9%
Wells Fargo
0.03%, 02/01/10	11,197	11,197

U.S. Treasury Obligation 0.2%
U.S. Treasury Bills
0.04%, 03/18/10 (a)	1,659	1,659

Total Short-Term Investments (Cost $12,856)		12,856

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.2% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	39,586,480	39,586

Total Collateral Invested for Securities on Loan (Cost $39,586)		39,586

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10 tax basis cost of the fund’s investments was $1,202,701 and the unrealized appreciation and depreciation were $245,077 and ($233,985), respectively, with a net unrealized appreciation of $11,092.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

In addition to the above, the fund held the following at 01/31/10.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contract

Russell 2000 Index, e-mini, Long expires 03/19/10	200	12,020	(687)

10

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,200,937	$—	$—	$1,200,937
Short-Term Investments(a)	—	12,856	—	12,856

Total	$1,200,937	$12,856	$—	$1,213,793

Other Financial Instruments
Collateral Invested for Securities on Loan	$39,586	$—	$—	$39,586

 11

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	$(687)	$—	$—	$(687)

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46818JAN10

12

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.8%	Common Stock	1,163,247	1,250,677
	0.2%	Preferred Stock	1,381	2,252
	—%	Rights	—	28
	0.9%	Short-Term Investments	11,819	11,819

	99.9%	Total Investments	1,176,447	1,264,776
	0.5%	Collateral Invested for Securities on Loan	6,924	6,924
(0	.4)%	Other Assets and Liabilities, Net		(5,441)

	100.0%	Net Assets		1,266,259

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.8% of net assets

Automobiles & Components 0.7%
American Axle & Manufacturing Holdings, Inc. *	5,300	49
ArvinMeritor, Inc.	9,900	96
BorgWarner, Inc.	13,800	484
Cooper Tire & Rubber Co.	8,900	151
Drew Industries, Inc. *	2,400	45
Federal-Mogul Corp. *	9,200	151
Ford Motor Co. *	340,736	3,694
Gentex Corp.	15,000	287
Harley-Davidson, Inc.	25,500	580
Hawk Corp., Class A *	1,800	31
Johnson Controls, Inc.	72,000	2,004
Lear Corp. *	3,000	206
Standard Motor Products, Inc. *	7,500	59
Stoneridge, Inc. *	8,200	57
Strattec Security Corp. *	1,500	30
Superior Industries International, Inc.	800	12
Tenneco, Inc. *	4,480	79
The Goodyear Tire & Rubber Co. *	26,000	347
Thor Industries, Inc.	4,500	143
TRW Automotive Holdings Corp. *	7,800	180
WABCO Holdings, Inc.	8,133	210
Winnebago Industries, Inc. *	5,100	61

		8,956

Banks 3.6%
1st Source Corp.	3,728	57
AMCORE Financial, Inc. (d)*	3,811	3
Ameris Bancorp	1,827	17
Anchor BanCorp Wisconsin, Inc. *	3,100	4
Arrow Financial Corp.	1,113	29
Associated Banc-Corp.	18,500	235
Astoria Financial Corp.	8,300	110
BancFirst Corp.	2,000	81
BancorpSouth, Inc.	7,612	174
BancTrust Financial Group, Inc. (d)	1,100	4
Bank Mutual Corp.	6,168	41
Bank of Hawaii Corp.	6,500	296
Bank of the Ozarks, Inc.	2,800	83
Banner Corp. (d)	1,200	4
BB&T Corp.	72,458	2,019
Beneficial Mutual Bancorp, Inc. *	7,500	68
Berkshire Bancorp, Inc. *	3,600	21
Berkshire Hills Bancorp, Inc.	1,400	23
BOK Financial Corp.	7,540	357
Boston Private Financial Holdings, Inc.	2,129	15
Brookline Bancorp, Inc.	5,405	54
Bryn Mawr Bank Corp.	1,400	22
Camco Financial Corp.	700	2
Camden National Corp.	700	20
Capital City Bank Group, Inc. (d)	1,875	22
CapitalSource, Inc.	25,400	122
Capitol Bancorp Ltd. (d)	1,500	3
Capitol Federal Financial	6,920	226
Cascade Bancorp *	3,318	2
Cathay General Bancorp	6,200	59
Central Pacific Financial Corp. (d)*	3,400	6
Century Bancorp Inc., Class A	800	17
Charter Financial Corp.	900	9
Chemical Financial Corp.	5,383	114
Citizens First Bancorp, Inc. *	700	—
Citizens South Banking Corp.	1,000	5
City Holding Co.	1,800	57
City National Corp.	3,100	153
Columbia Banking System, Inc.	1,951	37
Comerica, Inc.	16,496	569
Commerce Bancshares, Inc.	16,201	641
Community Bank System, Inc.	4,400	92
Community Trust Bancorp, Inc.	2,487	63
Cullen/Frost Bankers, Inc.	6,300	323
CVB Financial Corp.	10,311	99
Dime Community Bancshares	3,375	41
East West Bancorp, Inc.	9,100	150
F.N.B. Corp.	12,161	86
Fannie Mae (d)*	95,000	91
Fifth Third Bancorp	86,714	1,079
First BanCorp Puerto Rico	7,200	16
First Busey Corp.	1,500	5
First Citizens BancShares, Inc., Class A	300	50
First Commonwealth Financial Corp.	10,504	62
First Financial Bancorp	5,339	88
First Financial Bankshares, Inc.	4,000	212
First Financial Corp.	600	17
First Financial Holdings, Inc.	3,900	46
First Horizon National Corp. *	23,332	302
First M&F Corp.	2,000	6

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
First Merchants Corp.	1,041	7
First Midwest Bancorp, Inc.	6,125	81
First Niagara Financial Group, Inc.	19,672	270
First Place Financial Corp.	2,900	9
First United Corp. (d)	2,200	13
FirstMerit Corp.	10,406	213
Flushing Financial Corp.	3,300	40
Freddie Mac (d)*	55,000	65
Frontier Financial Corp. (d)*	158	1
Fulton Financial Corp.	18,762	173
Glacier Bancorp, Inc.	7,697	110
Great Southern Bancorp, Inc. (d)	1,400	31
Hancock Holding Co.	5,100	209
Harleysville National Corp.	2,496	16
Hawthorn Bancshares, Inc.	780	8
Heritage Financial Corp.	735	10
Hudson City Bancorp, Inc.	55,731	740
Huntington Bancshares, Inc.	74,699	358
IBERIABANK Corp.	3,875	207
Independent Bank Corp.	1,000	23
Independent Bank Corp., Michigan	4,302	3
Indiana Community Bancorp	800	7
Integra Bank Corp.	1,225	1
International Bancshares Corp.	7,784	162
Investors Bancorp, Inc. *	9,600	114
Kearny Financial Corp.	5,500	53
KeyCorp	78,290	562
Lakeland Financial Corp.	2,200	41
M&T Bank Corp. (d)	10,246	756
MainSource Financial Group, Inc.	1,735	10
Marshall & Ilsley Corp.	53,650	371
MB Financial, Inc.	5,133	104
Merchants Bancshares, Inc.	750	16
MGIC Investment Corp. *	13,300	80
Midwest Banc Holdings, Inc. *	1,300	1
MutualFirst Financial, Inc.	2,000	13
Nara Bancorp, Inc. *	4,000	37
National Penn Bancshares, Inc.	13,175	79
NBT Bancorp, Inc.	4,400	92
New York Community Bancorp, Inc.	31,585	475
NewAlliance Bancshares, Inc.	9,100	106
North Valley Bancorp *	1,500	3
Northrim BanCorp, Inc.	3,281	53
Northwest Bancshares, Inc.	11,250	132
OceanFirst Financial Corp.	1,050	11
Ocwen Financial Corp. *	8,420	77
Old National Bancorp	9,244	111
Oriental Financial Group, Inc.	1,663	19
Oritani Financial Corp.	2,000	26
PAB Bankshares, Inc. (d)*	714	1
Pacific Capital Bancorp (d)	6,844	8
Park National Corp.	845	46
People’s United Financial, Inc.	31,987	517
Peoples Financial Corp.	3,000	56
Pinnacle Financial Partners, Inc. *	475	7
PNC Financial Services Group, Inc.	54,032	2,995
Popular, Inc.	21,700	47
Premier Financial Bancorp, Inc.	245	2
PrivateBancorp, Inc.	8,000	109
Prosperity Bancshares, Inc.	6,400	258
Provident Financial Holdings, Inc.	750	3
Provident Financial Services, Inc.	5,217	59
Radian Group, Inc.	8,500	55
Regions Financial Corp.	101,962	647
Renasant Corp.	1,125	16
Republic Bancorp, Inc., Class A	1,821	30
Roma Financial Corp.	2,500	29
S&T Bancorp, Inc.	4,400	77
S.Y. Bancorp, Inc.	1,470	31
Sandy Spring Bancorp, Inc.	2,900	35
Santander BanCorp *	4,686	57
Seacoast Banking Corp. of Florida	1,980	3
Shore Bancshares, Inc.	750	10
Signature Bank *	3,000	104
Simmons First National Corp., Class A	1,000	27
Southwest Bancorp, Inc.	3,300	25
State Bancorp, Inc.	1,058	8
Sterling Bancorp	1,918	14
Sterling Bancshares, Inc.	6,150	31
Sterling Financial Corp. *	1,827	1
Suffolk Bancorp	2,400	65
Sun Bancorp, Inc. *	4,218	16
SunTrust Banks, Inc.	53,342	1,298
Susquehanna Bancshares, Inc.	7,468	59
SVB Financial Group *	5,200	226
Synovus Financial Corp.	45,700	126
TCF Financial Corp.	13,600	199
TF Financial Corp.	700	13
TFS Financial Corp.	28,000	360
The First of Long Island Corp.	4,000	97
The PMI Group, Inc. *	8,100	17
The South Financial Group, Inc.	4,500	2
Timberland Bancorp, Inc.	2,000	9
Tompkins Financial Corp.	931	37
Tree.com, Inc. *	1,044	8
TriCo Bancshares	400	7
TrustCo Bank Corp. NY	6,857	41
Trustmark Corp.	8,300	189
U.S. Bancorp	203,531	5,105
UMB Financial Corp.	3,574	141
Umpqua Holdings Corp.	9,343	115
Union Bankshares Corp.	1,050	14
United Bankshares, Inc. (d)	7,400	184
United Community Banks, Inc. *	3,894	18
Valley National Bancorp	16,571	228
Washington Federal, Inc.	11,942	223
Washington Trust Bancorp, Inc.	1,000	17
Webster Financial Corp.	8,663	134
Wells Fargo & Co.	521,406	14,824
WesBanco, Inc.	4,456	65
West Coast Bancorp	1,200	3
Westamerica Bancorp	5,200	289
Whitney Holding Corp.	9,675	120
Wilmington Trust Corp.	8,700	114
Wintrust Financial Corp.	5,800	202
WSFS Financial Corp.	1,000	27
Zions Bancorp	13,725	260

		44,868

Capital Goods 7.6%
3D Systems Corp. *	1,400	15
3M Co.	67,000	5,393

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
A.O. Smith Corp.	1,300	55
AAON, Inc.	6,113	126
AAR CORP. *	5,000	116
Aceto Corp.	5,000	26
Actuant Corp., Class A	8,680	146
Acuity Brands, Inc.	5,200	186
Aecom Technology Corp. *	11,000	297
Aerosonic Corp. *	300	1
AGCO Corp. *	9,762	302
Aircastle Ltd.	5,500	52
Alamo Group, Inc.	500	9
Albany International Corp., Class A	3,918	78
Alliant Techsystems, Inc. *	2,437	192
American Science & Engineering, Inc.	500	39
American Superconductor Corp. *	700	27
American Woodmark Corp.	4,000	81
Ameron International Corp.	900	62
AMETEK, Inc.	11,300	412
Ampco-Pittsburgh Corp.	2,800	71
Apogee Enterprises, Inc.	1,200	17
Applied Industrial Technologies, Inc.	6,525	142
Applied Signal Technology, Inc.	2,500	44
Armstrong World Industries, Inc. *	3,500	127
Astronics Corp. *	938	8
Badger Meter, Inc.	4,000	151
Baldor Electric Co.	3,800	94
Barnes Group, Inc.	3,600	58
BE Aerospace, Inc. *	10,200	229
Beacon Roofing Supply, Inc. *	5,000	84
Belden, Inc.	4,400	100
Blount International, Inc. *	1,200	13
Brady Corp., Class A	6,400	181
Breeze-Eastern Corp. *	500	3
Briggs & Stratton Corp.	3,500	58
Bucyrus International, Inc., Class A	10,000	524
C&D Technologies, Inc. (d)*	4,500	7
Carlisle Cos, Inc.	6,200	208
Cascade Corp.	4,400	127
Caterpillar, Inc.	66,800	3,490
Ceradyne, Inc. *	2,500	49
Chart Industries, Inc. *	3,000	48
Chase Corp.	200	2
CIRCOR International, Inc.	3,750	106
CLARCOR, Inc.	6,400	207
Columbus McKinnon Corp. *	2,400	33
Crane Co.	5,000	153
Cubic Corp.	2,000	78
Cummins, Inc.	15,600	704
Curtiss-Wright Corp.	3,600	110
Danaher Corp.	29,000	2,069
Deere & Co.	44,000	2,198
DigitalGlobe, Inc. *	3,500	82
Donaldson Co., Inc.	6,500	249
Dover Corp.	20,700	888
Ducommun, Inc.	3,200	58
Dycom Industries, Inc. *	3,300	27
DynCorp International, Inc., Class A *	4,500	54
Eaton Corp.	16,600	1,017
EMCOR Group, Inc. *	7,800	188
Emerson Electric Co.	79,000	3,282
Energy Conversion Devices, Inc. (d)*	600	5
ESCO Technologies, Inc.	2,800	92
Esterline Technologies Corp. *	2,400	91
Evergreen Solar, Inc. (d)*	1,000	1
Fastenal Co.	13,200	548
Federal Signal Corp.	5,300	34
First Solar, Inc. (d)*	7,000	793
Flow International Corp. *	900	3
Flowserve Corp.	6,900	622
Fluor Corp.	16,200	734
Franklin Electric Co., Inc.	1,300	34
FreightCar America, Inc.	2,500	49
FuelCell Energy, Inc. *	1,200	3
Furmanite Corp. *	1,400	5
Gardner Denver, Inc.	6,400	255
GATX Corp.	4,000	105
GenCorp, Inc. *	2,500	14
General Cable Corp. *	4,700	137
General Dynamics Corp.	36,400	2,433
General Electric Co.	1,133,766	18,231
Gibraltar Industries, Inc. *	2,500	35
Goodrich Corp.	13,404	830
Graco, Inc.	7,012	187
GrafTech International Ltd. *	8,600	108
Granite Construction, Inc.	4,850	150
Griffon Corp. *	5,500	65
Hardinge, Inc.	1,800	9
Harsco Corp.	9,200	274
HEICO Corp., Class A	2,286	77
Herley Industries, Inc. *	4,000	49
Hexcel Corp. *	2,000	22
Honeywell International, Inc.	71,062	2,746
Hubbell, Inc., Class B	6,800	293
IDEX Corp.	7,225	204
II-VI, Inc. *	3,800	102
Illinois Tool Works, Inc.	51,700	2,254
Insituform Technologies, Inc., Class A *	4,300	88
Integrated Electrical Services, Inc. *	5,105	26
Interline Brands, Inc. *	2,000	34
ITT Corp.	17,400	841
Jacobs Engineering Group, Inc. *	10,600	401
John Bean Technologies Corp.	1,983	33
Joy Global, Inc.	19,350	885
Kadant, Inc. *	1	—
Kaman Corp.	3,000	75
Kaydon Corp.	3,300	108
KBR, Inc.	17,000	318
Kennametal, Inc.	8,000	196
Kratos Defense & Security Solutions, Inc. *	180	2
L-3 Communications Holdings, Inc.	15,100	1,258
Ladish Co., Inc. *	1,300	20
Lawson Products, Inc.	2,000	32
Lennox International, Inc.	4,771	182
Lincoln Electric Holdings, Inc.	3,900	190
Lockheed Martin Corp.	37,052	2,761
Lydall, Inc. *	2,500	16
Magnetek, Inc. *	1,500	2
Masco Corp.	35,800	485
MasTec, Inc. *	5,350	66
McDermott International, Inc. *	25,000	590
Michael Baker Corp. *	3,000	117

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Moog, Inc., Class A *	2,787	84
MSC Industrial Direct Co., Inc., Class A	4,300	186
Mueller Industries, Inc.	4,200	103
Mueller Water Products, Inc., Class A	16,139	73
NACCO Industries, Inc., Class A	1,300	70
Navistar International Corp. *	6,500	240
NCI Building Systems, Inc. *	2,900	6
NN, Inc. *	1,800	7
Nordson Corp.	4,000	226
Northrop Grumman Corp.	30,032	1,700
Omega Flex, Inc.	700	7
Orbital Sciences Corp. *	4,600	73
Oshkosh Corp.	9,000	325
Otter Tail Corp.	4,100	89
Owens Corning, Inc. *	11,000	283
PACCAR, Inc.	31,725	1,143
Pall Corp.	12,900	445
Parker Hannifin Corp.	16,500	923
Pentair, Inc.	9,500	290
Powell Industries, Inc. *	1,000	29
Power-One, Inc. *	6,000	19
Precision Castparts Corp.	16,302	1,716
Quanex Building Products Corp.	5,625	90
Quanta Services, Inc. *	21,371	389
Raven Industries, Inc.	2,800	80
Raytheon Co.	44,900	2,354
Regal-Beloit Corp.	2,500	118
Robbins & Myers, Inc.	2,500	56
Rockwell Automation, Inc.	15,700	757
Rockwell Collins, Inc.	13,100	697
Roper Industries, Inc.	9,500	476
Sauer-Danfoss, Inc. *	3,800	43
Seaboard Corp.	200	246
Simpson Manufacturing Co., Inc.	3,200	79
Snap-on, Inc.	7,000	286
Spirit AeroSystems Holdings, Inc., Class A *	11,000	236
SPX Corp.	8,610	469
Standex International Corp.	3,000	68
SunPower Corp., Class A *	10,300	210
Taser International, Inc. *	1,700	10
Tecumseh Products Co., Class A *	3,200	35
Teledyne Technologies, Inc. *	12,157	453
Tennant Co.	4,200	100
Terex Corp. *	11,400	223
Textron, Inc.	23,600	461
The Allied Defense Group, Inc. *	500	4
The Boeing Co.	75,800	4,593
The Gorman-Rupp Co.	4,491	109
The Greenbrier Cos., Inc.	4,100	33
The Manitowoc Co., Inc.	14,600	159
The Middleby Corp. *	7,000	315
The Shaw Group, Inc. *	8,500	274
The Stanley Works	9,600	492
The Timken Co.	9,600	215
The Toro Co.	4,100	160
Thomas & Betts Corp. *	7,300	246
Titan International, Inc. (d)	4,125	32
TransDigm Group, Inc.	3,600	174
Tredegar Corp.	5,100	83
Trinity Industries, Inc.	1,650	26
Triumph Group, Inc.	1,200	61
Tutor Perini Corp. *	5,000	95
United Rentals, Inc. *	5,900	47
United Technologies Corp.	93,068	6,280
Universal Forest Products, Inc.	2,500	85
URS Corp. *	7,700	346
USG Corp. *	3,900	47
Valmont Industries, Inc.	1,900	132
Vicor Corp. *	4,200	36
W.W. Grainger, Inc.	7,300	725
Wabash National Corp. *	2,500	7
Wabtec Corp.	5,828	223
Watsco, Inc.	3,400	163
Watts Water Technologies, Inc., Class A	1,000	29
WESCO International, Inc. *	4,800	133
Woodward Governor Co.	8,000	203

		96,773

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,400	11
ABM Industries, Inc.	4,900	95
Administaff, Inc.	2,800	64
American Reprographics Co. *	4,000	28
AMREP Corp. *	2,500	34
ATC Technology Corp. *	5,011	110
Avery Dennison Corp.	12,700	413
Bowne & Co., Inc.	4,356	29
Casella Waste Systems, Inc., Class A *	2,500	11
CDI Corp.	3,700	48
Cenveo, Inc. *	4,300	31
Cintas Corp.	15,350	385
Clean Harbors, Inc. *	2,500	143
CompX International, Inc.	1,300	10
Consolidated Graphics, Inc. *	3,900	132
Copart, Inc. *	6,550	221
Cornell Cos., Inc. *	4,600	97
Corrections Corp. of America *	11,484	215
CoStar Group, Inc. *	800	32
Covanta Holding Corp. *	11,700	205
CRA International, Inc. *	2,500	65
Deluxe Corp.	6,800	127
Diamond Management & Technology Consultants, Inc.	1,000	7
EnergySolutions, Inc.	7,000	58
Ennis, Inc.	4,500	67
Equifax, Inc.	13,095	419
Exponent, Inc. *	6,000	161
FTI Consulting, Inc. *	2,700	112
G & K Services, Inc., Class A	4,100	102
GP Strategies Corp. *	1,500	11
Healthcare Services Group, Inc.	8,437	173
Heidrick & Struggles International, Inc.	3,100	79
Herman Miller, Inc.	5,700	96
HNI Corp.	4,000	100
Hudson Highland Group, Inc. *	3,220	13
ICT Group, Inc. *	3,000	48
IHS, Inc., Class A *	6,600	339

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Interface, Inc., Class A	5,800	47
Iron Mountain, Inc. *	14,680	336
Kelly Services, Inc., Class A *	5,700	75
Kforce, Inc. *	2,905	39
Kimball International, Inc., Class B	6,100	48
Knoll, Inc.	4,000	45
Korn/Ferry International *	3,600	53
M&F Worldwide Corp. *	1,200	44
Manpower, Inc.	6,991	362
McGrath Rentcorp	1,600	34
Mine Safety Appliances Co.	2,700	65
Mobile Mini, Inc. *	1,200	17
Monster Worldwide, Inc. *	9,800	153
Multi-Color Corp.	2,625	31
Navigant Consulting, Inc. *	5,000	68
On Assignment, Inc. *	4,700	33
Pitney Bowes, Inc.	23,000	481
R.R. Donnelley & Sons Co.	20,500	406
Republic Services, Inc.	36,645	982
Resources Connection, Inc. *	3,700	66
Robert Half International, Inc.	17,000	458
Rollins, Inc.	10,012	197
School Specialty, Inc. *	1,600	35
Spherion Corp. *	6,830	38
Steelcase, Inc., Class A	11,500	81
Stericycle, Inc. *	6,400	339
Superior Uniform Group, Inc.	1,600	16
Sykes Enterprises, Inc. *	3,000	72
Tetra Tech, Inc. *	12,031	272
The Advisory Board Co. *	1,000	32
The Brink’s Co.	5,600	131
The Corporate Executive Board Co.	2,700	62
The Dun & Bradstreet Corp.	9,140	722
The Geo Group, Inc. *	11,400	211
The Standard Register Co.	4,100	22
Towers Watson & Co., Class A	4,600	201
TRC Cos., Inc. *	1,350	4
TrueBlue, Inc. *	6,000	87
United Stationers, Inc. *	2,900	158
Viad Corp.	3,625	72
Virco Mfg. Corp.	1,170	4
Volt Information Sciences, Inc. *	3,150	29
Waste Connections, Inc. *	5,475	176
Waste Management, Inc.	54,100	1,734

		12,829

Consumer Durables & Apparel 1.3%
American Greetings Corp., Class A	8,500	157
Blyth, Inc.	1,200	34
Brookfield Homes Corp. (d)*	3,074	22
Brunswick Corp.	7,400	79
Callaway Golf Co.	5,600	42
Carter’s, Inc. *	5,000	129
Cavco Industries, Inc. *	410	15
Coach, Inc.	32,008	1,116
Columbia Sportswear Co.	4,350	180
Craftmade International, Inc. *	2,800	8
CSS Industries, Inc.	3,400	59
D.R. Horton, Inc.	24,604	290
Deckers Outdoor Corp. *	2,500	245
DGSE Cos., Inc. *	700	1
Eastman Kodak Co. *	22,700	137
Ethan Allen Interiors, Inc.	4,200	61
Flexsteel Industries, Inc.	600	7
Foamex International, Inc. (a)(c)*	2,278	—
Fortune Brands, Inc.	11,500	478
Fossil, Inc. *	5,462	178
Furniture Brands International, Inc. *	4,700	24
Garmin Ltd. (d)	16,000	517
Hanesbrands, Inc. *	11,047	254
Harman International Industries, Inc.	6,800	242
Hasbro, Inc.	14,500	443
Helen of Troy Ltd. *	5,000	118
Hovnanian Enterprises, Inc., Class A (d)*	3,700	14
Jarden Corp.	7,059	215
Jones Apparel Group, Inc.	12,156	176
K-Swiss, Inc., Class A *	2,400	22
KB HOME	7,800	119
Kenneth Cole Productions, Inc., Class A *	3,100	32
Kid Brands, Inc. *	3,000	15
Leggett & Platt, Inc.	16,200	296
Lennar Corp., Class A	12,190	187
Liz Claiborne, Inc. *	8,600	42
M.D.C. Holdings, Inc.	4,403	148
M/I Homes, Inc. *	1,800	19
Maidenform Brands, Inc. *	5,000	75
Marine Products Corp.	405	2
Mattel, Inc.	34,300	676
Meritage Homes Corp. *	1,000	22
Mohawk Industries, Inc. *	4,819	200
Movado Group, Inc.	3,300	36
Nautilus, Inc. *	4,125	10
Newell Rubbermaid, Inc.	23,900	324
NIKE, Inc., Class B	47,400	3,022
NVR, Inc. *	500	342
Oxford Industries, Inc.	2,500	45
Palm Harbor Homes, Inc. *	2,700	6
Perry Ellis International, Inc. *	2,500	40
Phillips-Van Heusen Corp.	5,600	220
Polaris Industries, Inc.	3,200	142
Polo Ralph Lauren Corp.	7,500	615
Pool Corp.	5,662	104
Pulte Homes, Inc. *	30,676	323
Quiksilver, Inc. *	4,000	8
RC2 Corp. *	2,200	32
Skechers U.S.A., Inc., Class A *	6,500	182
Skyline Corp.	2,600	48
Standard Pacific Corp. *	4,800	17
Stanley Furniture Co., Inc. *	5,200	51
Steven Madden Ltd. *	2,700	108
Sturm, Ruger & Co., Inc. (d)	6,000	63
Tandy Brands Accessories, Inc. *	1,000	3
Tempur-Pedic International, Inc. *	8,000	199
The Black & Decker Corp.	7,100	459
The Ryland Group, Inc.	3,700	82
The Timberland Co., Class A *	5,300	91
The Warnaco Group, Inc. *	2,500	97
Toll Brothers, Inc. *	13,700	253
Tupperware Brands Corp.	4,800	204
UniFirst Corp.	1,500	75
Uniroyal Technology Corp. (a)(c)*	1,100	—

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Universal Electronics, Inc. *	5,200	124
VF Corp.	13,500	972
Whirlpool Corp.	6,849	515
Wolverine World Wide, Inc.	7,800	206

		16,114

Consumer Services 2.2%
Ambassadors Groups, Inc.	3,400	39
Ameristar Casinos, Inc.	6,400	95
Apollo Group, Inc., Class A *	14,550	882
Bally Technologies, Inc. *	6,000	238
Bob Evans Farms, Inc.	2,200	61
Boyd Gaming Corp. *	7,800	61
Brink’s Home Security Holdings, Inc. *	5,600	230
Brinker International, Inc.	10,350	169
Burger King Holdings, Inc.	13,800	241
Career Education Corp. *	8,614	187
Carnival Corp. *	50,000	1,667
CEC Entertainment, Inc. *	2,025	67
Chipotle Mexican Grill, Inc., Class A *	2,600	251
Choice Hotels International, Inc.	6,800	216
Churchill Downs, Inc.	900	33
CKE Restaurants, Inc.	4,800	40
Coinstar, Inc. *	5,000	129
Corinthian Colleges, Inc. *	9,200	129
CPI Corp. (d)	2,900	39
Cracker Barrel Old Country Store, Inc.	3,446	127
Darden Restaurants, Inc.	13,300	492
DeVry, Inc.	7,800	476
DineEquity, Inc. *	3,000	68
Domino’s Pizza, Inc. *	5,100	58
Dover Downs Gaming & Entertainment, Inc.	4,899	17
Dover Motorsports, Inc.	1,400	3
Empire Resorts, Inc. *	3,000	7
Gaylord Entertainment Co. *	2,625	51
H&R Block, Inc.	26,300	566
Hillenbrand, Inc.	5,800	106
International Game Technology	29,100	534
International Speedway Corp., Class A	3,245	83
Interval Leisure Group, Inc. *	6,269	80
Isle of Capri Casinos, Inc. *	4,400	35
ITT Educational Services, Inc. *	6,000	581
Jack in the Box, Inc. *	8,400	164
Jackson Hewitt Tax Service, Inc. *	3,000	8
Krispy Kreme Doughnuts, Inc. *	2,100	6
Lakes Entertainment, Inc. *	1,800	4
Landry’s Restaurants, Inc. (d)*	1,800	37
Las Vegas Sands Corp. *	40,000	620
Learning Tree International, Inc. *	1,400	15
Life Time Fitness, Inc. *	2,500	60
Luby’s, Inc. *	1,400	5
Marriott International, Inc., Class A	37,808	992
Matthews International Corp., Class A	1,900	64
McDonald’s Corp.	135,709	8,472
MGM MIRAGE *	37,500	415
Monarch Casino & Resort, Inc. *	8,000	57
MTR Gaming Group, Inc. *	5,300	9
Multimedia Games, Inc. *	1,500	7
Nobel Learning Communities, Inc. *	500	3
O’Charley’s, Inc. *	400	3
Orient-Express Hotels Ltd., Class A *	1,600	16
P.F. Chang’s China Bistro, Inc. *	800	31
Panera Bread Co., Class A *	3,800	271
Papa John’s International, Inc. *	3,400	80
Peet’s Coffee & Tea, Inc. *	1,800	59
Penn National Gaming, Inc. *	6,800	183
Pinnacle Entertainment, Inc. *	6,800	56
Pre-Paid Legal Services, Inc. *	3,600	144
Regis Corp.	3,900	62
Royal Caribbean Cruises Ltd. (d)*	19,500	509
Ruby Tuesday, Inc. *	5,600	39
Scientific Games Corp., Class A *	9,500	134
Service Corp. International	24,100	185
Shuffle Master, Inc. *	2,812	25
Sonic Corp. *	7,968	67
Sotheby’s	5,438	126
Speedway Motorsports, Inc.	4,800	80
Starbucks Corp. *	77,600	1,691
Starwood Hotels & Resorts Worldwide, Inc.	17,730	591
Stewart Enterprises, Inc., Class A	10,000	51
Strayer Education, Inc. (d)	700	145
Texas Roadhouse, Inc., Class A *	5,900	69
The Cheesecake Factory, Inc. *	5,887	124
The Steak n Shake Co. *	79	25
Vail Resorts, Inc. *	3,800	128
Weight Watchers International, Inc.	8,700	251
Wendy’s/Arby’s Group, Inc., Class A	50,775	234
WMS Industries, Inc. *	8,250	306
Wyndham Worldwide Corp.	16,744	351
Wynn Resorts Ltd.	9,000	557
Yum! Brands, Inc.	48,000	1,642

		27,231

Diversified Financials 6.6%
Advance America Cash Advance Centers, Inc.	12,500	60
Affiliated Managers Group, Inc. *	4,800	291
American Express Co.	110,150	4,148
AmeriCredit Corp. *	12,300	258
Ameriprise Financial, Inc.	21,030	804
Asset Acceptance Capital Corp. *	2,500	15
ASTA Funding, Inc. (d)	6,000	37
Bank of America Corp.	926,956	14,071
Bank of New York Mellon Corp.	122,734	3,570
BGC Partners, Inc., Class A	28,300	115
BlackRock, Inc.	8,400	1,796
Calamos Asset Management, Inc., Class A	5,000	65
Capital One Financial Corp.	43,710	1,611
Cash America International, Inc.	6,500	244
CIT Group, Inc. *	15,000	477
Citigroup, Inc.	2,140,086	7,105
CME Group, Inc.	6,330	1,816
Cohen & Steers, Inc.	5,400	110
CompuCredit Holdings Corp. (d)	8,400	28

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Cowen Group, Inc., Class A *	6,500	32
Credit Acceptance Corp. *	2,400	128
Discover Financial Services	45,150	618
Dollar Financial Corp. *	6,500	147
E*TRADE Financial Corp. *	34,335	52
Eaton Vance Corp.	11,600	334
Encore Capital Group, Inc. *	2,000	32
Evercore Partners, Inc., Class A	6,500	194
EZCORP, Inc., Class A *	8,500	154
FBR Capital Markets Corp. *	4,000	24
Federated Investors, Inc., Class B	9,950	253
Financial Federal Corp.	3,700	101
Franklin Resources, Inc.	20,600	2,040
GAMCO Investors, Inc., Class A	3,200	131
GFI Group, Inc.	9,900	48
Greenhill & Co., Inc.	2,500	195
Interactive Brokers Group, Inc., Class A *	3,400	54
IntercontinentalExchange, Inc. *	8,100	773
International Assets Holding Corp. *	737	11
Invesco Ltd.	35,000	676
Investment Technology Group, Inc. *	4,750	97
Janus Capital Group, Inc.	19,200	234
Jefferies Group, Inc. *	14,200	363
JPMorgan Chase & Co.	420,444	16,372
Knight Capital Group, Inc., Class A *	9,700	152
LaBranche & Co., Inc. *	6,900	31
Legg Mason, Inc.	13,050	336
Leucadia National Corp. *	21,908	489
MarketAxess Holdings, Inc.	4,000	55
MF Global Holdings Ltd. *	14,000	92
MicroFinancial, Inc.	1,900	6
Moody’s Corp.	26,600	734
Morgan Stanley	140,500	3,763
MSCI, Inc., Class A *	9,000	266
Nelnet, Inc., Class A	7,500	125
NewStar Financial, Inc. *	2,000	9
Northern Trust Corp.	25,500	1,288
NYSE Euronext	22,500	527
optionsXpress Holdings, Inc.	5,300	76
Penson Worldwide, Inc. *	8,000	67
PHH Corp. *	4,186	73
Piper Jaffray Cos., Inc. *	3,950	192
Portfolio Recovery Associates, Inc. *	2,000	91
Raymond James Financial, Inc.	10,350	262
Resource America, Inc., Class A	4,000	15
SEI Investments Co.	19,400	344
Siebert Financial Corp. *	2,900	7
SLM Corp. *	42,300	445
State Street Corp.	52,983	2,272
Stifel Financial Corp. *	3,000	157
SWS Group, Inc.	8,211	99
T. Rowe Price Group, Inc.	26,400	1,310
TD Ameritrade Holding Corp. *	52,400	931
The Charles Schwab Corp. (b)	111,120	2,032
The First Marblehead Corp. *	7,500	16
The Goldman Sachs Group, Inc.	47,700	7,094
The NASDAQ OMX Group, Inc. *	17,100	308
The Student Loan Corp.	1,700	77
TradeStation Group, Inc. *	4,000	28
Virtus Investment Partners, Inc. *	475	8
Waddell & Reed Financial, Inc., Class A	7,250	227
Westwood Holdings Group, Inc.	4,285	155
World Acceptance Corp. (d)*	5,000	202

		84,045

Energy 10.4%
Abraxas Petroleum Corp. *	8,500	17
Adams Resources & Energy, Inc.	1,400	29
Alon USA Energy, Inc.	8,700	62
Alpha Natural Resources, Inc. *	16,210	658
Anadarko Petroleum Corp.	52,660	3,359
Apache Corp.	38,072	3,760
Apco Oil & Gas International, Inc.	800	16
Approach Resources, Inc. *	4,000	32
Arch Coal, Inc.	12,500	263
Arena Resources, Inc. *	3,000	115
Atlas Energy, Inc.	10,965	332
ATP Oil & Gas Corp. *	6,600	96
Atwood Oceanics, Inc. *	4,800	161
Baker Hughes, Inc.	28,300	1,281
Basic Energy Services, Inc. *	3,000	28
Berry Petroleum Co., Class A	4,000	108
Bill Barrett Corp. *	3,700	115
BJ Services Co.	28,600	591
BP Prudhoe Bay Royalty Trust (d)	2,200	179
Brigham Exploration Co. *	5,000	65
Bristow Group, Inc. *	6,800	243
Cabot Oil & Gas Corp.	22,200	850
Cal Dive International, Inc. *	9,000	63
Callon Petroleum Co. *	5,000	11
Cameron International Corp. *	25,547	962
CARBO Ceramics, Inc.	1,900	125
Carrizo Oil & Gas, Inc. *	3,000	72
Chesapeake Energy Corp.	66,500	1,648
Chevron Corp.	217,339	15,674
Cimarex Energy Co.	8,008	394
Clayton Williams Energy, Inc. *	2,500	82
Clean Energy Fuels Corp. *	4,000	67
CNX Gas Corp. *	12,000	322
Complete Production Services, Inc. *	6,100	76
Comstock Resources, Inc. *	4,500	175
Concho Resources, Inc. *	6,400	287
ConocoPhillips	142,223	6,827
CONSOL Energy, Inc.	19,100	890
Contango Oil & Gas Co. *	2,000	97
Continental Resources, Inc. *	10,000	380
CREDO Petroleum Corp. *	6,700	60
Cross Timbers Royalty Trust	1,500	49
Crosstex Energy, Inc.	3,200	25
CVR Energy, Inc. *	6,900	55
Delek US Holdings, Inc.	7,000	49
Delta Petroleum Corp. (d)*	8,600	11
Denbury Resources, Inc. *	19,600	266
Devon Energy Corp.	43,560	2,915
Diamond Offshore Drilling, Inc.	9,300	851
Dresser-Rand Group, Inc. *	9,000	266
Dril-Quip, Inc. *	3,100	163
El Paso Corp.	61,587	625
Encore Acquisition Co. *	5,250	250
ENGlobal Corp. *	4,000	12

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
EOG Resources, Inc.	26,300	2,378
EXCO Resources, Inc.	33,000	579
Exterran Holdings, Inc. *	4,720	96
Exxon Mobil Corp.	503,466	32,438
FMC Technologies, Inc. *	13,182	701
Forest Oil Corp. *	9,450	228
Frontier Oil Corp.	14,400	179
General Maritime Corp.	14,720	114
Geomet, Inc. *	4,000	4
Global Industries Ltd. *	14,400	100
Goodrich Petroleum Corp. *	3,500	73
Gulf Island Fabrication, Inc.	2,800	49
GulfMark Offshore, Inc. *	4,100	101
Gulfport Energy Corp. *	5,000	52
Halliburton Co.	96,200	2,810
Harvest Natural Resources, Inc. *	6,000	27
Helix Energy Solutions Group, Inc. *	8,564	91
Helmerich & Payne, Inc.	9,600	402
Hercules Offshore, Inc. *	7,400	29
Hess Corp.	31,200	1,803
Holly Corp.	8,000	209
Hornbeck Offshore Services, Inc. *	5,000	108
Houston American Energy Corp.	4,000	31
Hugoton Royalty Trust	4,846	81
International Coal Group, Inc. *	12,800	46
ION Geophysical Corp. *	7,900	38
James River Coal Co. *	2,500	39
Key Energy Services, Inc. *	10,300	100
Kinder Morgan Management L.L.C. *	1	—
Lufkin Industries, Inc.	3,500	222
Marathon Oil Corp.	74,308	2,215
Mariner Energy, Inc. *	9,601	139
Massey Energy Co.	9,800	377
Matrix Service Co. *	8,000	81
McMoRan Exploration Co. *	4,500	68
Murphy Oil Corp.	18,500	945
Nabors Industries Ltd. *	23,634	527
National-Oilwell Varco, Inc.	43,122	1,764
Natural Gas Services Group *	7,500	118
Newfield Exploration Co. *	10,600	519
Newpark Resources, Inc. *	11,500	46
Ngas Resources, Inc. (d)*	4,000	6
Noble Energy, Inc.	24,218	1,791
Occidental Petroleum Corp.	88,620	6,942
Oceaneering International, Inc. *	5,200	284
Oil States International, Inc. *	3,600	133
Overseas Shipholding Group, Inc.	3,700	165
OYO Geospace Corp. *	300	11
Panhandle Oil & Gas, Inc., Class A	2,000	46
Parker Drilling Co. *	18,300	88
Patriot Coal Corp. *	6,700	104
Patterson-UTI Energy, Inc.	13,200	203
Peabody Energy Corp.	31,700	1,335
Penn Virginia Corp.	5,000	121
Petrohawk Energy Corp. *	32,600	728
Petroleum Development Corp. *	4,000	84
PetroQuest Energy, Inc. *	4,200	23
PHI, Inc. *	4,000	78
Pioneer Drilling Co. *	9,200	73
Pioneer Natural Resources Co.	13,133	578
Plains Exploration & Production Co. *	9,765	326
Pride International, Inc. *	15,700	465
Quicksilver Resources, Inc. *	14,900	198
Range Resources Corp.	14,100	649
Rex Energy Corp. *	8,000	99
Rosetta Resources, Inc. *	6,600	136
Rowan Cos., Inc. *	11,400	245
RPC, Inc.	11,475	142
SandRidge Energy, Inc. *	15,000	127
Schlumberger Ltd.	132,000	8,377
SEACOR Holdings, Inc. *	1,250	88
Seahawk Drilling, Inc. *	1,046	22
Ship Finance International Ltd.	6,100	88
Smith International, Inc.	18,932	574
Southern Union Co.	12,874	284
Southwestern Energy Co. *	38,000	1,629
Spectra Energy Corp.	59,678	1,268
St. Mary Land & Exploration Co.	7,400	237
Stone Energy Corp. *	4,383	70
Sunoco, Inc.	11,000	276
Superior Energy Services, Inc. *	9,900	227
Swift Energy Co. *	2,500	63
T-3 Energy Services, Inc. *	5,000	113
Teekay Corp.	6,000	150
Tesoro Corp.	14,600	182
TETRA Technologies, Inc. *	8,300	87
The Williams Cos., Inc.	67,360	1,404
Tidewater, Inc.	7,700	361
Trico Marine Services, Inc. *	5,000	17
Ultra Petroleum Corp. *	13,000	597
Union Drilling, Inc. *	2,500	18
Unit Corp. *	4,400	200
USEC, Inc. *	14,300	57
VAALCO Energy, Inc. *	9,000	38
Valero Energy Corp.	50,980	939
Verenium Corp. *	91	—
W&T Offshore, Inc.	7,500	67
Warren Resources, Inc. *	5,000	12
Western Refining, Inc. *	5,600	26
Westmoreland Coal Co. *	6,500	67
Whiting Petroleum Corp. *	3,400	226
World Fuel Services Corp.	8,200	197
XTO Energy, Inc.	60,677	2,704

		131,881

Food & Staples Retailing 2.4%
Arden Group, Inc., Class A	600	61
BJ’s Wholesale Club, Inc. *	6,100	206
Casey’s General Stores, Inc.	5,100	157
Costco Wholesale Corp.	43,600	2,504
CVS Caremark Corp.	150,640	4,876
Ingles Markets, Inc., Class A	300	4
Nash Finch Co.	1,700	59
PriceSmart, Inc.	500	10
Rite Aid Corp. *	75,000	102
Ruddick Corp.	3,100	88
Safeway, Inc.	38,900	873
Spartan Stores, Inc.	500	7
SUPERVALU, Inc.	24,332	358
Sysco Corp.	56,136	1,571
The Andersons, Inc.	1,000	27

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
The Great Atlantic & Pacific Tea Co., Inc. (d)*	2,705	20
The Kroger Co.	63,800	1,367
The Pantry, Inc. *	1,000	14
United Natural Foods, Inc. *	2,600	71
Wal-Mart Stores, Inc.	249,100	13,309
Walgreen Co.	107,400	3,872
Weis Markets, Inc.	1,700	60
Whole Foods Market, Inc. (d)*	13,900	378
Winn-Dixie Stores, Inc. *	5,000	51

		30,045

Food, Beverage & Tobacco 5.0%
Alliance One International, Inc. *	10,800	55
Altria Group, Inc.	214,800	4,266
American Italian Pasta Co., Class A *	1,000	34
Archer-Daniels-Midland Co.	53,958	1,617
Bridgford Foods Corp.	300	3
Brown-Forman Corp., Class B	12,390	636
Bunge Ltd.	8,000	470
Campbell Soup Co.	20,400	675
Chiquita Brands International, Inc. *	3,200	47
Coca-Cola Bottling Co.	400	20
Coca-Cola Enterprises, Inc.	44,000	888
ConAgra Foods, Inc.	43,293	985
Constellation Brands, Inc., Class A *	17,600	283
Corn Products International, Inc.	5,800	165
Dean Foods Co. *	16,113	284
Del Monte Foods Co.	16,031	182
Dr. Pepper Snapple Group, Inc.	20,000	553
Flowers Foods, Inc.	7,158	174
Fresh Del Monte Produce, Inc. *	4,200	85
General Mills, Inc.	31,300	2,232
Green Mountain Coffee Roasters, Inc. *	4,050	344
Griffin Land & Nurseries, Inc.	300	8
H.J. Heinz Co.	27,900	1,217
Hansen Natural Corp. *	10,000	385
Harbinger Group, Inc. *	8,000	57
Hormel Foods Corp.	11,500	445
J & J Snack Foods Corp.	6,400	268
John B. Sanfilippo & Son, Inc. *	5,000	76
Kellogg Co.	34,400	1,872
Kraft Foods, Inc., Class A	147,513	4,080
Lancaster Colony Corp.	3,400	185
Lance, Inc.	2,900	65
Lorillard, Inc.	20,648	1,563
McCormick & Co., Inc.	11,300	410
Molson Coors Brewing Co., Class B	17,000	714
National Beverage Corp.	4,500	52
PepsiAmericas, Inc.	13,200	383
PepsiCo, Inc.	164,800	9,825
Philip Morris International, Inc.	208,800	9,503
Ralcorp Holdings, Inc. *	6,700	414
Reynolds American, Inc.	22,664	1,206
Rocky Mountain Chocolate Factory, Inc.	2,427	21
Sanderson Farms, Inc.	1,750	82
Sara Lee Corp.	64,378	782
Smithfield Foods, Inc. *	13,300	200
Tasty Baking Co.	500	3
The Boston Beer Co., Inc., Class A *	2,500	115
The Coca-Cola Co.	231,200	12,543
The Hain Celestial Group, Inc. *	1,406	23
The Hershey Co.	19,400	707
The J.M. Smucker Co.	17,246	1,036
The Pepsi Bottling Group, Inc.	20,400	759
Tootsie Roll Industries, Inc.	2,611	68
TreeHouse Foods, Inc. *	1,722	67
Tyson Foods, Inc., Class A	30,340	419
Universal Corp.	4,800	218
Vector Group Ltd.	4,321	60

		63,829

Health Care Equipment & Services 4.8%
ABIOMED, Inc. *	800	6
Aetna, Inc.	59,200	1,774
Align Technology, Inc. *	8,700	163
Alliance HealthCare Services, Inc. *	1,800	9
Allscripts-Misys Healthcare Solutions, Inc. *	6,400	105
Amedisys, Inc. *	3,334	183
America Service Group, Inc.	3,550	55
American Medical Systems Holdings, Inc. *	7,800	150
AMERIGROUP Corp. *	4,300	109
AmerisourceBergen Corp.	41,296	1,126
AMN Healthcare Services, Inc. *	4,110	36
AmSurg Corp. *	2,300	49
Analogic Corp.	1,400	56
athenahealth, Inc. *	1,000	39
Baxter International, Inc.	62,918	3,623
Beckman Coulter, Inc.	8,100	530
Becton Dickinson & Co.	24,300	1,832
BioScrip, Inc. *	2,172	16
Boston Scientific Corp. *	154,068	1,330
Brookdale Senior Living, Inc. *	300	6
C.R. Bard, Inc.	11,000	912
Cantel Medical Corp.	3,571	69
Cardinal Health, Inc.	36,160	1,196
CareFusion Corp. *	18,080	466
Catalyst Health Solutions, Inc. *	1,900	75
Centene Corp. *	4,000	77
Cerner Corp. *	8,400	635
Chemed Corp.	3,900	181
Chindex International, Inc. *	3,300	41
CIGNA Corp.	38,400	1,297
Community Health Systems, Inc. *	10,100	329
CONMED Corp. *	4,200	90
CorVel Corp. *	2,850	86
Coventry Health Care, Inc. *	23,937	548
Cross Country Healthcare, Inc. *	4,600	42
CryoLife, Inc. *	750	5
Cyberonics, Inc. *	1,200	23
DaVita, Inc. *	11,250	672
DENTSPLY International, Inc.	16,100	540
Eclipsys Corp. *	6,300	105
Edwards Lifesciences Corp. *	6,900	618
Express Scripts, Inc. *	25,200	2,113
Five Star Quality Care, Inc. *	135	—
Gen-Probe, Inc. *	6,400	275
Gentiva Health Services, Inc. *	3,250	83

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Greatbatch, Inc. *	1,100	22
Haemonetics Corp. *	3,700	209
Hanger Orthopedic Group, Inc. *	5,400	88
Health Management Associates, Inc., Class A *	24,900	165
Health Net, Inc. *	11,100	269
HEALTHSOUTH Corp. *	20,000	360
Healthspring, Inc. *	4,600	80
HealthTronics, Inc. *	3,500	10
Healthways, Inc. *	3,100	53
Henry Schein, Inc. *	10,600	573
Hill-Rom Holdings, Inc.	5,800	136
Hologic, Inc. *	26,512	400
Home Diagnostics, Inc. *	2,500	15
Hospira, Inc. *	17,070	864
Humana, Inc. *	18,900	919
ICU Medical, Inc. *	550	19
IDEXX Laboratories, Inc. *	5,000	262
Immucor, Inc. *	6,795	126
IMS Health, Inc.	19,300	418
Integra LifeSciences Holdings *	3,100	119
Intuitive Surgical, Inc. *	5,050	1,657
Invacare Corp.	4,000	100
inVentiv Health, Inc. *	4,733	73
Inverness Medical Innovations, Inc. *	9,441	381
Kindred Healthcare, Inc. *	4,624	78
Kinetic Concepts, Inc. *	5,600	231
Laboratory Corp. of America Holdings *	12,800	910
Landauer, Inc.	1,100	65
LCA-Vision, Inc. *	2,500	15
LifePoint Hospitals, Inc. *	6,707	201
Lincare Holdings, Inc. *	7,100	261
Magellan Health Services, Inc. *	3,007	119
McKesson Corp.	28,500	1,676
MedCath Corp. *	1,500	10
Medco Health Solutions, Inc. *	50,066	3,078
Medical Action Industries, Inc. *	3,750	51
MEDNAX, Inc. *	6,000	341
Medtronic, Inc.	119,874	5,141
Meridian Bioscience, Inc.	11,250	225
Merit Medical Systems, Inc. *	2,222	40
Molina Healthcare, Inc. *	2,500	56
National Healthcare Corp.	600	22
Neogen Corp. *	1,405	30
NOVT Corp. *	400	1
NuVasive, Inc. *	10,000	276
Odyssey Healthcare, Inc. *	2,250	33
Omnicare, Inc.	13,000	325
OraSure Technologies, Inc. *	1,500	8
Owens & Minor, Inc.	5,000	200
Patterson Cos., Inc. *	10,600	303
PDI, Inc. *	2,900	14
PharMerica Corp. *	3,413	56
Phase Forward, Inc. *	4,000	59
PSS World Medical, Inc. *	5,800	119
Psychiatric Solutions, Inc. *	4,400	97
Quality Systems, Inc.	2,000	103
Quest Diagnostics, Inc.	19,820	1,103
RehabCare Group, Inc. *	4,000	116
Res-Care, Inc. *	4,500	41
ResMed, Inc. *	9,000	460
RTI Biologics, Inc. *	1,700	5
SonoSite, Inc. *	1,600	44
St. Jude Medical, Inc. *	35,800	1,351
STERIS Corp.	6,100	159
Stryker Corp.	37,100	1,926
Sunrise Senior Living, Inc. *	3,400	10
Teleflex, Inc.	4,300	246
Tenet Healthcare Corp. *	50,150	278
The Cooper Cos., Inc.	2,781	98
Thoratec Corp. *	5,636	160
U.S. Physical Therapy, Inc. *	3,500	55
UnitedHealth Group, Inc.	126,080	4,161
Universal American Financial Corp. *	4,000	53
Universal Health Services, Inc., Class B	12,000	350
Utah Medical Products, Inc.	2,500	70
Varian Medical Systems, Inc. *	11,900	598
VCA Antech, Inc. *	9,900	251
Volcano Corp. *	4,500	89
WellCare Health Plans, Inc. *	3,200	100
WellPoint, Inc. *	57,723	3,678
West Pharmaceutical Services, Inc.	4,600	167
Wright Medical Group, Inc. *	4,200	75
Young Innovations, Inc.	2,000	46
Zimmer Holdings, Inc. *	23,300	1,312
Zoll Medical Corp. *	3,000	84

		60,223

Household & Personal Products 2.5%
Alberto-Culver Co.	9,450	268
Avon Products, Inc.	44,000	1,326
Bare Escentuals, Inc. *	7,500	136
Central Garden & Pet Co., Class A *	6,200	55
Chattem, Inc. *	1,200	112
Church & Dwight Co., Inc.	7,950	479
Colgate-Palmolive Co.	52,500	4,202
Energizer Holdings, Inc. *	6,333	352
Herbalife Ltd.	5,800	225
Inter Parfums, Inc.	1,013	14
Kimberly-Clark Corp.	43,639	2,592
Mead Johnson Nutrition Co.	17,000	769
NBTY, Inc. *	5,400	240
Nu Skin Enterprises, Inc., Class A	6,500	151
Nutraceutical International Corp. *	5,000	65
Oil-Dri Corp. of America	500	8
The Clorox Co.	14,700	870
The Estee Lauder Cos., Inc., Class A	12,800	672
The Procter & Gamble Co.	316,215	19,463
USANA Health Sciences, Inc. *	3,500	99
WD-40 Co.	1,600	49

		32,147

Insurance 4.0%
21st Century Holding Co.	1,500	6
Aflac, Inc.	47,600	2,305
Alleghany Corp. *	232	61
Allied World Assurance Co. Holdings Ltd.	4,900	219
Ambac Financial Group, Inc. (d)*	7,750	5
American Financial Group, Inc.	10,750	267

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
American International Group, Inc. (d)*	5,596	136
American National Insurance Co.	1,300	138
American Physicians Capital, Inc.	4,999	139
AmTrust Financial Services, Inc.	7,500	90
Aon Corp.	25,500	992
Arch Capital Group Ltd. *	6,900	494
Argo Group International Holdings Ltd. *	4,556	122
Arthur J. Gallagher & Co.	6,800	153
Aspen Insurance Holdings Ltd.	7,000	186
Assurant, Inc.	11,500	361
Assured Guaranty Ltd.	12,000	272
Axis Capital Holdings Ltd.	15,200	438
Baldwin & Lyons, Inc., Class B	750	18
Berkshire Hathaway, Inc., Class A *	133	15,242
Brown & Brown, Inc.	14,000	246
Cincinnati Financial Corp.	16,450	434
Citizens, Inc. *	5,000	32
CNA Financial Corp. *	23,900	561
CNA Surety Corp. *	4,700	66
Conseco, Inc. *	16,000	76
Crawford & Co., Class B *	1,600	6
Delphi Financial Group, Inc., Class A	6,772	137
Eastern Insurance Holdings, Inc.	2,500	21
EMC Insurance Group, Inc.	1,200	25
Employers Holdings, Inc.	4,200	56
Endurance Specialty Holdings Ltd.	5,000	180
Erie Indemnity Co., Class A	5,500	215
Everest Re Group Ltd.	5,900	506
FBL Financial Group, Inc., Class A	2,090	37
Fidelity National Financial, Inc., Class A	24,827	320
First American Corp.	7,800	231
Flagstone Reinsurance Holdings Ltd.	7,500	79
FPIC Insurance Group, Inc. *	400	15
Genworth Financial, Inc., Class A *	37,500	519
Greenlight Capital Re Ltd., Class A *	3,000	72
Hanover Insurance Group, Inc.	4,900	208
Harleysville Group, Inc.	1,800	58
HCC Insurance Holdings, Inc.	10,950	297
Hilltop Holdings, Inc. *	3,726	42
Horace Mann Educators Corp.	4,300	52
Independence Holding Co.	2,700	22
Infinity Property & Casualty Corp.	2,500	99
Lincoln National Corp.	21,926	539
Loews Corp.	39,645	1,418
Markel Corp. *	1,100	358
Marsh & McLennan Cos., Inc.	56,500	1,218
Max Capital Group Ltd.	5,500	124
MBIA, Inc. *	25,250	124
Mercury General Corp.	5,400	206
MetLife, Inc.	72,000	2,543
Montpelier Re Holdings Ltd.	8,100	137
National Financial Partners Corp. *	2,500	21
National Western Life Insurance Co., Class A	300	49
NYMAGIC, Inc.	2,100	33
Old Republic International Corp.	20,437	216
OneBeacon Insurance Group Ltd., Class A	8,200	106
PartnerRe Ltd.	5,400	403
Platinum Underwriters Holdings Ltd.	4,500	163
PMA Capital Corp., Class A *	700	4
Presidential Life Corp.	1,000	9
Principal Financial Group, Inc.	28,400	655
ProAssurance Corp. *	1,670	85
Protective Life Corp.	5,500	93
Prudential Financial, Inc.	45,500	2,275
Reinsurance Group of America, Inc.	7,100	346
RenaissanceRe Holdings Ltd.	5,800	314
RLI Corp.	2,800	144
Safety Insurance Group, Inc.	1,000	35
Selective Insurance Group, Inc.	5,400	84
StanCorp Financial Group, Inc.	5,000	215
State Auto Financial Corp.	3,800	60
Stewart Information Services Corp.	1,400	14
The Allstate Corp.	58,874	1,762
The Chubb Corp.	33,094	1,655
The Hartford Financial Services Group, Inc.	39,400	945
The Navigators Group, Inc. *	1,500	64
The Phoenix Cos., Inc. *	9,500	22
The Progressive Corp. *	85,200	1,413
The Travelers Cos., Inc.	59,550	3,017
Torchmark Corp.	10,600	476
Tower Group, Inc.	4,000	88
Transatlantic Holdings, Inc.	6,437	320
United Fire & Casualty Co.	5,000	84
Unitrin, Inc.	5,600	122
Unum Group	29,914	585
Validus Holdings Ltd.	11,363	301
W. R. Berkley Corp.	22,950	558
Wesco Financial Corp.	200	71
White Mountains Insurance Group Ltd.	200	64
XL Capital Ltd., Class A	30,200	506
Zenith National Insurance Corp.	3,400	95

		50,395

Materials 3.8%
A. Schulman, Inc.	2,300	52
A.M. Castle & Co.	4,000	39
AEP Industries, Inc. *	1,900	66
Air Products & Chemicals, Inc.	22,700	1,724
Airgas, Inc.	7,500	317
AK Steel Holding Corp.	11,527	234
Albemarle Corp.	9,000	321
Alcoa, Inc.	101,664	1,294
Allegheny Technologies, Inc.	7,700	315
AptarGroup, Inc.	6,900	245
Arch Chemicals, Inc.	2,700	76
Ashland, Inc.	6,523	264
Ball Corp.	10,700	543
Bemis Co., Inc.	10,900	306
Brush Engineered Materials, Inc. *	4,000	72
Buckeye Technologies, Inc. *	7,700	88
Cabot Corp.	5,200	134
Calgon Carbon Corp. *	4,000	54
Carpenter Technology Corp.	5,000	134
Celanese Corp., Series A	15,500	451
Century Aluminum Co. *	3,100	35

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
CF Industries Holdings, Inc.	4,400	409
Clearwater Paper Corp. *	786	38
Cliffs Natural Resources, Inc.	13,300	531
Commercial Metals Co.	9,000	124
Compass Minerals International, Inc.	5,000	315
Crown Holdings, Inc. *	16,900	402
Cytec Industries, Inc.	3,600	134
Deltic Timber Corp.	700	31
Domtar Corp. *	3,250	158
E.I. Du Pont De Nemours & Co.	91,695	2,990
Eagle Materials, Inc.	4,143	95
Eastman Chemical Co.	8,100	458
Ecolab, Inc.	21,500	944
Ferro Corp.	8,200	64
FMC Corp.	6,200	316
Freeport-McMoRan Copper & Gold, Inc. *	46,622	3,109
Glatfelter	4,000	55
Greif, Inc., Class A	7,400	358
H.B. Fuller Co.	6,500	130
Hawkins, Inc. (d)	1,900	39
Headwaters, Inc. *	7,500	41
Hecla Mining Co. *	17,000	78
Horsehead Holding Corp. *	4,000	39
Huntsman Corp.	21,500	262
Innophos Holdings, Inc.	6,500	127
International Flavors & Fragrances, Inc.	7,400	294
International Paper Co.	42,304	969
Intrepid Potash, Inc. *	6,500	159
Koppers Holdings, Inc.	2,500	70
Kronos Worldwide, Inc. (d)*	6,060	89
Landec Corp. *	6,500	41
Louisiana-Pacific Corp. *	8,300	59
Martin Marietta Materials, Inc.	4,200	333
Material Sciences Corp. *	8,000	16
MeadWestvaco Corp.	16,974	409
Minerals Technologies, Inc.	3,100	148
Mod-Pac Corp. *	500	2
Monsanto Co.	58,290	4,423
Myers Industries, Inc.	8,080	74
Nalco Holding Co.	13,600	321
Neenah Paper, Inc.	1,231	17
NewMarket Corp.	2,000	180
Newmont Mining Corp.	51,251	2,197
NL Industries, Inc.	7,800	53
Nucor Corp.	27,000	1,102
Olin Corp.	7,320	121
OM Group, Inc. *	2,400	78
Omnova Solutions, Inc. *	3,400	19
Owens-Illinois, Inc. *	17,700	482
Packaging Corp. of America	11,000	242
Pactiv Corp. *	14,400	325
Penford Corp.	5,200	53
PolyOne Corp. *	7,200	54
PPG Industries, Inc.	17,400	1,021
Praxair, Inc.	33,700	2,538
Reliance Steel & Aluminum Co.	8,500	346
Rock-Tenn Co., Class A	4,500	192
Rockwood Holdings, Inc. *	5,900	129
Royal Gold, Inc.	5,200	222
RPM International, Inc.	12,600	236
RTI International Metals, Inc. *	1,500	37
Schnitzer Steel Industries, Inc., Class A	1,650	67
Schweitzer-Mauduit International, Inc.	3,300	248
Sealed Air Corp.	16,500	327
Sensient Technologies Corp.	4,800	125
Sigma-Aldrich Corp.	12,600	603
Silgan Holdings, Inc.	5,800	301
Sonoco Products Co.	10,500	291
Southern Copper Corp.	40,400	1,076
Spartech Corp.	8,200	83
Steel Dynamics, Inc.	17,000	258
Stepan Co.	1,200	70
Stillwater Mining Co. *	11,233	113
Temple-Inland, Inc.	8,800	153
Terra Industries, Inc.	10,500	332
Texas Industries, Inc.	1,000	34
The Dow Chemical Co.	119,266	3,231
The Lubrizol Corp.	7,400	545
The Mosaic Co.	23,500	1,257
The Scotts Miracle-Gro Co., Class A	5,600	222
The Valspar Corp.	10,400	275
Titanium Metals Corp. *	16,307	190
United States Steel Corp.	14,900	662
Valhi, Inc.	9,600	154
Vulcan Materials Co.	7,592	336
Walter Energy, Inc.	4,900	318
Wausau Paper Corp.	8,700	77
Westlake Chemical Corp.	5,100	105
Weyerhaeuser Co.	18,250	728
Worthington Industries, Inc.	7,200	104
Zep, Inc.	6,600	146

		47,493

Media 2.8%
4Kids Entertainment, Inc. *	4,000	6
AH Belo Corp., Class A *	1,880	11
Alloy, Inc. *	3,500	27
Arbitron, Inc.	2,120	54
Ascent Media Corp., Class A *	1,116	29
Belo Corp., Class A	9,400	62
Cablevision Systems Corp., Class A	21,100	541
Carmike Cinemas, Inc. *	2,500	18
CBS Corp., Class B	72,006	931
CKX, Inc. *	7,300	30
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	291
Comcast Corp., Class A	227,004	3,593
Comcast Corp., Special Class A	64,200	972
Crown Media Holdings, Inc., Class A (d)*	6,000	8
Cumulus Media Inc., Class A *	4,351	11
DIRECTV, Class A *	114,626	3,479
Discovery Communications, Inc., Series A *	41,161	1,221
DISH Network Corp., Class A	37,700	688
DreamWorks Animation SKG, Inc., Class A *	8,200	319
Entercom Communications Corp., Class A *	3,000	25

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Gannett Co., Inc.	19,500	315
Harte-Hanks, Inc.	8,100	86
Interactive Data Corp.	4,700	135
John Wiley & Sons, Inc., Class A	6,300	263
Journal Communications, Inc., Class A	7,500	26
Lamar Advertising Co., Class A *	9,200	263
Liberty Global, Inc., Series A *	37,575	954
Liberty Media Corp. - Capital, Series A *	11,161	289
Liberty Media-Starz, Series A *	4,464	209
Live Nation, Inc. *	15,457	177
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	17
Media General, Inc., Class A (d)*	2,000	16
Mediacom Communications Corp., Class A *	7,600	32
Meredith Corp.	3,800	118
Morningstar, Inc. *	3,200	151
News Corp., Class A	253,950	3,202
Omnicom Group, Inc.	33,600	1,186
Playboy Enterprises, Inc., Class B *	4,500	15
Regal Entertainment Group, Class A	12,100	179
Salem Communications Corp., Class A *	900	5
Scholastic Corp.	2,200	66
Scripps Networks Interactive, Class A	12,000	512
Sinclair Broadcast Group, Inc., Class A *	7,300	37
The E.W. Scripps Co., Class A *	4,000	27
The Interpublic Group of Cos., Inc. *	34,537	223
The McGraw-Hill Cos., Inc.	34,600	1,227
The New York Times Co., Class A *	13,200	171
The Walt Disney Co.	191,893	5,670
The Washington Post Co., Class B	600	261
Time Warner Cable, Inc.	42,711	1,862
Time Warner, Inc.	122,350	3,359
Valassis Communications, Inc. *	3,700	77
Value Line, Inc.	300	8
Viacom Inc., Class B *	56,606	1,650
Virgin Media, Inc.	15,000	213
Warner Music Group Corp. *	11,700	57
World Wrestling Entertainment, Inc., Class A	4,900	78
Xanadoo Co., Class A *	63	36

		35,488

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Abbott Laboratories	163,905	8,677
Abraxis BioScience *	2,500	102
Accelrys, Inc. *	4,300	24
Acorda Therapeutics, Inc. *	5,000	140
Acura Pharmaceuticals, Inc. *	1,000	5
Adolor Corp. *	8,700	14
Affymax, Inc. *	2,900	61
Affymetrix, Inc. *	8,900	47
Albany Molecular Research, Inc. *	5,600	53
Alexion Pharmaceuticals, Inc. *	9,200	427
Alkermes, Inc. *	8,500	93
Allergan, Inc.	31,968	1,838
Allos Therapeutics, Inc. *	6,000	44
Alnylam Pharmaceuticals, Inc. *	7,400	125
AMAG Pharmaceuticals, Inc. *	3,000	132
Amgen, Inc. *	106,268	6,215
Amicus Therapeutics, Inc. *	500	2
Amylin Pharmaceuticals, Inc. *	15,400	277
Arena Pharmaceuticals, Inc. *	800	2
ArQule, Inc. *	8,800	28
Auxilium Pharmaceuticals, Inc. *	5,000	141
Bio-Rad Laboratories, Inc., Class A *	3,000	280
BioCryst Pharmaceuticals, Inc. (d)*	1,400	10
Biogen Idec, Inc. *	31,125	1,673
BioMarin Pharmaceutical, Inc. *	10,300	200
Bristol-Myers Squibb Co.	209,450	5,102
Bruker Corp. *	14,600	179
Caliper Life Sciences, Inc. *	700	2
Cambrex Corp. *	8,900	48
Caraco Pharmaceutical Laboratories Ltd. *	2,000	10
Celera Corp. *	9,600	65
Celgene Corp. *	47,791	2,714
Cell Therapeutics, Inc. *	62,000	69
Cephalon, Inc. *	9,000	575
Cepheid, Inc. *	5,000	73
Charles River Laboratories International, Inc. *	6,416	233
Clinical Data, Inc. *	175	3
Covance, Inc. *	5,800	337
Cubist Pharmaceuticals, Inc. *	8,900	182
Cypress Bioscience, Inc. *	4,000	21
Dendreon Corp. *	14,900	413
Dionex Corp. *	5,200	363
Durect Corp. *	2,000	4
Dyax Corp. *	2,000	7
Eli Lilly & Co.	106,400	3,745
Emergent Biosolutions, Inc. *	4,000	57
Endo Pharmaceuticals Holdings, Inc. *	10,500	211
Enzo Biochem, Inc. *	5,781	27
Enzon Pharmaceuticals, Inc. (d)*	8,900	89
eResearch Technology, Inc. *	5,625	35
Exelixis, Inc. *	11,300	75
Facet Biotech Corp. *	1,900	30
Forest Laboratories, Inc. *	31,300	928
Genomic Health, Inc. *	5,000	83
Genzyme Corp. *	28,132	1,526
Geron Corp. (d)*	8,000	43
Gilead Sciences, Inc. *	96,640	4,665
GTX, Inc. (d)*	3,000	12
Halozyme Therapeutics, Inc. *	6,000	32
Harvard Bioscience, Inc. *	500	2
Human Genome Sciences, Inc. *	17,100	453
Illumina, Inc. *	12,200	448
ImmunoGen, Inc. *	1,500	10
Impax Laboratories, Inc. *	5,500	73
Incyte Corp. *	12,100	129
Inspire Pharmaceuticals, Inc. *	1,300	7
InterMune, Inc. *	1,100	17
Isis Pharmaceuticals, Inc. *	10,300	115
Johnson & Johnson	298,170	18,743
Kendle International, Inc. *	2,700	55
King Pharmaceuticals, Inc. *	25,616	308

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Lexicon Pharmaceuticals, Inc. *	6,900	12
Life Technologies Corp. *	17,862	888
Ligand Pharmaceuticals, Inc., Class B *	2,689	5
Luminex Corp. *	7,800	106
MannKind Corp. (d)*	7,000	71
MAP Pharmaceuticals, Inc. *	500	7
Martek Biosciences Corp. *	3,000	65
Matrixx Initiatives, Inc. *	2,700	13
Maxygen, Inc. *	6,500	36
Medicis Pharmaceutical Corp., Class A	5,900	136
Medivation, Inc. *	5,000	166
Merck & Co., Inc.	331,970	12,675
Mettler-Toledo International, Inc. *	3,200	312
Millipore Corp. *	5,100	352
Momenta Pharmaceuticals, Inc. *	4,000	58
Mylan, Inc. *	32,000	583
Myriad Genetics, Inc. *	14,800	348
Myriad Pharmaceuticals, Inc. *	3,700	17
Nabi Biopharmaceuticals *	2,800	14
Nektar Therapeutics *	8,400	96
Neurocrine Biosciences, Inc. *	1,400	3
NPS Pharmacuticals, Inc. *	1,000	3
Onyx Pharmaceuticals, Inc. *	7,500	216
OSI Pharmaceuticals, Inc. *	4,998	171
Pain Therapeutics, Inc. *	7,400	39
Par Pharmaceutical Cos., Inc. *	5,900	155
PAREXEL International Corp. *	4,800	93
PDL BioPharma, Inc.	9,500	61
PerkinElmer, Inc. *	11,477	231
Perrigo Co.	10,300	456
Pfizer, Inc.	865,801	16,156
Pharmaceutical Product Development, Inc.	12,000	280
POZEN, Inc. *	1,300	8
Regeneron Pharmaceuticals, Inc. *	9,200	245
Salix Pharmaceuticals Ltd. *	7,000	205
Sangamo BioSciences, Inc. (d)*	1,200	7
Savient Pharmaceuticals, Inc. *	6,800	87
Seattle Genetics, Inc. *	8,500	88
Sucampo Pharmaceuticals, Inc., Class A *	1,500	5
SuperGen, Inc. *	900	2
Synta Pharmaceuticals Corp. *	4,000	17
Talecris Biotherapeutics Holdings Corp. *	4,000	94
Techne Corp.	3,800	249
Teva Pharmaceutical Industries Ltd. ADR	3,007	171
The Medicines Co. *	8,300	69
Theravance, Inc. *	5,700	62
Thermo Fisher Scientific, Inc. *	43,602	2,012
United Therapeutics Corp. *	6,000	357
Valeant Pharmaceuticals International *	7,900	264
Varian, Inc. *	5,800	299
Vertex Pharmaceuticals, Inc. *	18,644	716
Vical, Inc. *	1,600	4
ViroPharma, Inc. *	10,000	99
VIVUS, Inc. (d)*	8,500	72
Warner Chilcott plc, Class A *	12,500	342
Waters Corp. *	10,700	610
Watson Pharmaceuticals, Inc. *	10,732	412
XenoPort, Inc. *	2,500	46
ZymoGenetics, Inc. *	2,000	11

		103,305

Real Estate 2.0%
Acadia Realty Trust	3,000	48
Alexander’s, Inc. *	700	205
Alexandria Real Estate Equities, Inc.	5,500	328
AMB Property Corp.	15,200	365
American Campus Communities, Inc.	4,500	115
American Realty Investors, Inc. (d)*	1,537	17
Annaly Capital Management, Inc.	56,600	984
Anworth Mortgage Asset Corp.	9,000	62
Apartment Investment & Management Co., Class A	13,711	211
AvalonBay Communities, Inc.	8,892	681
Avatar Holdings, Inc. *	2,500	42
BioMed Realty Trust, Inc.	10,000	146
Boston Properties, Inc.	13,400	869
Brandywine Realty Trust	14,863	167
BRE Properties, Inc.	5,000	160
Brookfield Properties Corp.	35,200	421
Camden Property Trust	7,800	302
Capstead Mortgage Corp.	6,240	83
CB Richard Ellis Group, Inc., Class A *	27,500	338
CBL & Associates Properties, Inc.	13,485	135
Chimera Investment Corp.	62,900	247
Colonial Properties Trust	7,067	78
Consolidated-Tomoka Land Co.	900	30
Corporate Office Properties Trust	6,500	232
Cousins Properties, Inc.	8,895	68
DCT Industrial Trust, Inc.	20,300	100
Developers Diversified Realty Corp.	14,284	118
DiamondRock Hospitality Co. *	12,500	102
Digital Realty Trust, Inc.	7,000	336
Douglas Emmett, Inc.	12,000	166
Duke Realty Corp.	23,290	264
DuPont Fabros Technology, Inc.	4,500	75
EastGroup Properties, Inc.	3,900	149
Entertainment Properties Trust	5,200	182
Equity Lifestyle Properties, Inc.	3,000	145
Equity One, Inc.	6,600	111
Equity Residential	28,500	913
Essex Property Trust, Inc.	3,600	287
Extra Space Storage, Inc.	7,500	85
Federal Realty Investment Trust	5,200	335
FelCor Lodging Trust, Inc. *	5,700	22
First Industrial Realty Trust, Inc. *	2,600	13
Forest City Enterprises, Inc., Class A *	15,400	174
Forestar Group, Inc. *	2,933	54
Franklin Street Properties Corp.	6,500	82
Getty Realty Corp.	2,000	43
Glimcher Realty Trust	3,800	12
Gramercy Capital Corp. *	1,028	3
Hatteras Financial Corp.	4,000	110
HCP, Inc.	28,348	804
Health Care REIT, Inc.	12,700	546

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Healthcare Realty Trust, Inc.	4,900	103
Highwoods Properties, Inc.	8,600	260
Home Properties, Inc.	2,500	111
Hospitality Properties Trust	14,600	323
Host Hotels & Resorts, Inc. *	63,263	671
HRPT Properties Trust	23,400	156
Inland Real Estate Corp.	5,500	46
Investors Real Estate Trust	8,000	70
iStar Financial, Inc. (d)*	9,390	26
Jones Lang LaSalle, Inc.	5,300	302
Kilroy Realty Corp.	4,800	139
Kimco Realty Corp.	39,095	493
Lasalle Hotel Properties	6,600	133
Lexington Realty Trust	3,367	20
Liberty Property Trust	11,300	344
LTC Properties, Inc.	2,800	71
Mack-Cali Realty Corp.	8,900	290
Maguire Properties, Inc. *	3,000	5
Maui Land & Pineapple Co., Inc. *	800	2
Medical Properties Trust, Inc.	8,300	83
MFA Financial, Inc.	29,000	213
Mid-America Apartment Communities, Inc.	2,500	117
National Health Investors, Inc.	3,100	105
National Retail Properties, Inc.	9,320	188
Nationwide Health Properties, Inc.	11,100	366
New Century Financial Corp. (a)(c)*	3,600	—
OMEGA Healthcare Investors, Inc.	9,784	183
Parkway Properties, Inc.	500	10
Pennsylvania Real Estate Investment Trust (d)	2,500	22
Plum Creek Timber Co., Inc.	18,047	653
PMC Commercial Trust	1,500	11
Post Properties, Inc.	5,200	93
Potlatch Corp.	2,753	84
ProLogis	45,954	579
PS Business Parks, Inc.	3,000	144
Public Storage	14,590	1,155
RAIT Financial Trust *	3,300	4
Ramco-Gershenson Properties Trust	1,400	13
Rayonier, Inc.	7,388	310
Realty Income Corp. (d)	11,600	324
Redwood Trust, Inc.	8,500	122
Regency Centers Corp.	8,700	291
Saul Centers, Inc.	2,100	75
Senior Housing Properties Trust	14,450	301
SL Green Realty Corp.	7,750	353
Sovran Self Storage, Inc.	3,800	129
Starwood Property Trust, Inc.	4,500	88
Sun Communities, Inc.	3,000	54
Sunstone Hotel Investors, Inc. *	10,000	86
Tanger Factory Outlet Centers, Inc.	4,600	176
Taubman Centers, Inc.	7,100	225
Tejon Ranch Co. *	674	21
The Macerich Co.	11,645	359
The St. Joe Co. (d)*	9,300	242
UDR, Inc.	15,861	247
UMH Properties, Inc.	1,600	13
Universal Health Realty Income Trust	900	30
Urstadt Biddle Properties	500	7
Urstadt Biddle Properties, Class A	1,000	15
Ventas, Inc.	16,300	688
Vornado Realty Trust	21,641	1,400
Walter Investment Management Corp.	1,789	24
Washington Real Estate Investment Trust	6,100	160
Weingarten Realty Investors	11,475	214

		25,107

Retailing 3.5%
99 Cents Only Stores *	3,066	40
Aaron’s, Inc.	6,250	174
Abercrombie & Fitch Co., Class A	8,800	278
Advance Auto Parts, Inc.	9,540	376
Aeropostale, Inc. *	6,600	217
Amazon.com, Inc. *	41,700	5,230
America’s Car-Mart, Inc. *	3,750	88
American Eagle Outfitters, Inc.	18,150	288
AnnTaylor Stores Corp. *	9,825	123
Asbury Automotive Group, Inc. *	4,100	45
Audiovox Corp., Class A *	1,600	11
AutoNation, Inc. *	21,600	389
AutoZone, Inc. *	6,100	946
Barnes & Noble, Inc. (d)	7,400	129
Bed Bath & Beyond, Inc. *	23,700	917
Best Buy Co., Inc.	39,225	1,438
Big Lots, Inc. *	11,100	315
Blockbuster, Inc., Class A (d)*	15,300	7
Brown Shoe Co., Inc.	6,675	82
Cabela’s, Inc. (d)*	3,500	56
CarMax, Inc. *	17,046	352
Charming Shoppes, Inc. *	10,200	59
Chico’s FAS, Inc. *	13,300	170
Christopher & Banks Corp.	2,900	19
Coldwater Creek, Inc. *	8,502	38
Collective Brands, Inc. *	5,906	116
Destination Maternity Corp. *	2,500	61
Dick’s Sporting Goods, Inc. *	11,000	246
Dillard’s, Inc., Class A	5,500	91
Dollar Tree, Inc. *	8,650	428
DSW, Inc., Class A *	3,500	84
Duckwall-ALCO Stores, Inc. *	1,800	22
Expedia, Inc. *	31,345	671
Family Dollar Stores, Inc.	12,700	392
Foot Locker, Inc.	14,100	159
GameStop Corp., Class A *	12,048	238
Genesco, Inc. *	4,300	101
Genuine Parts Co.	13,500	509
Group 1 Automotive, Inc. *	1,400	41
Guess?, Inc.	7,900	314
Hibbett Sports, Inc. *	3,543	75
HSN, Inc. *	6,269	120
J. Crew Group, Inc. *	5,500	216
J.C. Penney Co., Inc.	27,400	680
Kohl’s Corp. *	28,300	1,425
Liberty Media Corp. - Interactive, Class A *	55,809	579
Limited Brands, Inc.	31,520	600
Lithia Motors, Inc., Class A *	700	5
LKQ Corp. *	15,000	281
Lowe’s Cos., Inc.	157,500	3,410

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Macy’s, Inc.	42,952	684
MarineMax, Inc. *	800	7
Midas, Inc. *	6,800	56
Monro Muffler Brake, Inc.	1,575	54
Netflix, Inc. *	6,000	373
Nordstrom, Inc.	20,600	712
O’Reilly Automotive, Inc. *	11,899	450
Office Depot, Inc. *	26,000	148
OfficeMax, Inc. *	6,400	83
Pacific Sunwear of California, Inc. *	7,475	26
Penske Automotive Group, Inc. *	2,000	28
PetSmart, Inc.	11,100	286
Priceline.com, Inc. *	3,983	778
RadioShack Corp.	10,700	209
Rent-A-Center, Inc. *	7,750	155
Retail Ventures, Inc. *	5,000	41
REX Stores Corp. *	1,875	28
Ross Stores, Inc.	13,400	615
Saks, Inc. *	10,800	70
Sally Beauty Holdings, Inc. *	6,950	58
Sears Holdings Corp. (d)*	6,385	596
Shoe Carnival, Inc. *	1,200	22
Sonic Automotive, Inc., Class A *	1,400	13
Stage Stores, Inc.	2,700	35
Staples, Inc.	76,800	1,802
Stein Mart, Inc. *	3,800	30
Systemax, Inc.	2,500	44
Target Corp.	69,800	3,579
The Buckle, Inc. (d)	7,875	239
The Cato Corp., Class A	4,300	88
The Children’s Place Retail Stores, Inc. *	1,800	57
The Dress Barn, Inc. *	6,818	160
The Finish Line, Inc., Class A	5,061	56
The Gap, Inc.	73,900	1,410
The Gymboree Corp. *	2,500	98
The Home Depot, Inc.	182,070	5,100
The Men’s Wearhouse, Inc.	3,600	73
The Pep Boys - Manny, Moe & Jack	5,000	42
The Sherwin-Williams Co.	13,000	824
The Talbots, Inc. (d)*	5,700	64
The TJX Cos., Inc.	40,400	1,536
The Wet Seal, Inc., Class A *	6,000	20
Tiffany & Co.	11,500	467
Tractor Supply Co. *	4,000	202
Trans World Entertainment Corp. *	1,500	2
Tuesday Morning Corp. *	2,500	11
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	78
Urban Outfitters, Inc. *	12,800	404
West Marine, Inc. *	2,500	21
Williams-Sonoma, Inc.	9,200	175
Winmark Corp. *	1,200	27
Zale Corp. (d)*	5,020	11

		44,798

Semiconductors & Semiconductor Equipment 2.6%
Actel Corp. *	1,100	12
Advanced Energy Industries, Inc. *	3,900	51
Advanced Micro Devices, Inc. *	55,200	412
Altera Corp.	30,400	648
Amkor Technology, Inc. *	14,400	82
ANADIGICS, Inc. *	1,150	4
Analog Devices, Inc.	32,200	868
Applied Materials, Inc.	144,098	1,755
Atheros Communications *	6,500	208
Atmel Corp. *	42,900	199
ATMI, Inc. *	1,400	24
Broadcom Corp., Class A *	56,700	1,515
Brooks Automation, Inc. *	5,585	47
Cabot Microelectronics Corp. *	2,160	76
Cavium Networks, Inc. *	4,000	86
CEVA, Inc. *	433	5
Cirrus Logic, Inc. *	3,800	26
Cohu, Inc.	1,100	14
Cree, Inc. *	9,000	503
Cymer, Inc. *	4,200	132
Cypress Semiconductor Corp. *	16,500	166
Diodes, Inc. *	6,412	107
DSP Group, Inc. *	3,300	23
Entegris, Inc. *	14,299	52
Exar Corp. *	3,834	27
Fairchild Semiconductor International, Inc. *	11,600	104
FEI Co. *	4,500	94
FormFactor, Inc. *	5,500	85
Hittite Microwave Corp. *	1,500	56
Integrated Device Technology, Inc. *	16,120	91
Integrated Silicon Solution, Inc. *	3,038	18
Intel Corp.	594,332	11,530
International Rectifier Corp. *	6,600	119
Intersil Corp., Class A	12,364	167
IXYS Corp. *	900	6
KLA-Tencor Corp.	17,500	494
Kopin Corp. *	2,500	10
Kulicke & Soffa Industries, Inc. *	4,400	20
Lam Research Corp. *	13,600	449
Lattice Semiconductor Corp. *	4,600	12
Linear Technology Corp.	25,000	653
LSI Corp. *	67,887	339
Marvell Technology Group Ltd. *	54,400	948
Maxim Integrated Products, Inc.	30,000	524
MEMC Electronic Materials, Inc. *	24,300	306
Micrel, Inc.	6,800	51
Microchip Technology, Inc.	18,975	490
Micron Technology, Inc. *	87,199	760
Microsemi Corp. *	7,652	114
MIPS Technologies, Inc. *	1,100	4
MKS Instruments, Inc. *	4,300	71
Monolithic Power Systems *	3,500	72
MoSys, Inc. *	1,200	5
Nanometrics, Inc. *	300	3
National Semiconductor Corp.	29,200	387
Netlogic Microsystems, Inc. *	3,000	123
Novellus Systems, Inc. *	11,171	233
NVIDIA Corp. *	59,500	916
OmniVision Technologies, Inc. *	4,800	62
ON Semiconductor Corp. *	43,665	315
Pericom Semiconductor Corp. *	600	5
Photronics, Inc. *	9,400	36
PLX Technology, Inc. *	1,300	6
PMC - Sierra, Inc. *	22,800	181
Power Integrations, Inc.	3,000	94

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Rambus, Inc. *	10,700	235
RF Micro Devices, Inc. *	25,020	96
Rudolph Technologies, Inc. *	1,318	8
Semtech Corp. *	6,000	90
Silicon Image, Inc. *	6,500	16
Silicon Laboratories, Inc. *	5,000	211
Silicon Storage Technology, Inc. *	7,000	19
Skyworks Solutions, Inc. *	17,189	218
Standard Microsystems Corp. *	3,600	72
Supertex, Inc. *	1,400	34
Techwell, Inc. *	2,500	27
Teradyne, Inc. *	18,559	173
Tessera Technologies, Inc. *	6,000	103
Texas Instruments, Inc.	143,397	3,226
Trident Microsystems, Inc. *	5,000	9
TriQuint Semiconductor, Inc. *	16,310	98
Ultratech, Inc. *	1,300	18
Varian Semiconductor Equipment Associates, Inc. *	7,875	231
Veeco Instruments, Inc. *	3,500	111
Virage Logic Corp. *	1,400	8
Xilinx, Inc.	27,600	651
Zoran Corp. *	4,261	47

		32,696

Software & Services 7.5%
ACI Worldwide, Inc. *	5,200	83
Activision Blizzard, Inc. *	119,732	1,216
Actuate Corp. *	5,862	29
Acxiom Corp. *	13,300	205
Adobe Systems, Inc. *	49,210	1,589
Advent Software, Inc. *	4,100	155
Affiliated Computer Services, Inc., Class A *	9,900	609
Akamai Technologies, Inc. *	12,138	300
Alliance Data Systems Corp. *	6,600	392
ANSYS, Inc. *	8,786	368
AOL, Inc. *	11,122	267
Ariba, Inc. *	11,570	146
Autodesk, Inc. *	16,800	400
Automatic Data Processing, Inc.	54,100	2,207
Blackbaud, Inc.	3,000	67
BMC Software, Inc. *	29,000	1,121
Bottomline Technologies, Inc. *	5,000	86
Broadridge Financial Solutions, Inc.	12,025	261
CA, Inc.	47,508	1,047
CACI International, Inc., Class A *	2,100	101
Cadence Design Systems, Inc. *	22,600	131
Chordiant Software, Inc. *	440	2
CIBER, Inc. *	7,300	24
Citrix Systems, Inc. *	20,000	831
Cognizant Technology Solutions Corp., Class A *	31,200	1,362
Computer Sciences Corp. *	16,238	833
Compuware Corp. *	27,900	212
Convergys Corp. *	10,500	112
CSG Systems International, Inc. *	5,400	105
CyberSource Corp. *	5,457	99
DealerTrack Holdings, Inc. *	3,100	56
Digimarc Corp. *	2,142	34
Digital River, Inc. *	2,100	53
DST Systems, Inc. *	8,100	367
Dynamics Research Corp. *	1,200	13
EarthLink, Inc.	17,050	138
eBay, Inc. *	116,348	2,678
Edgewater Technology, Inc. *	767	2
Electronic Arts, Inc. *	25,200	410
eLoyalty Corp. *	190	1
Epicor Software Corp. *	4,000	31
EPIQ Systems, Inc. *	825	10
Equinix, Inc. *	2,565	247
Euronet Worldwide, Inc. *	2,500	51
Exlservice Holdings, Inc. *	5,000	91
FactSet Research Systems, Inc.	3,750	236
Fair Isaac Corp.	7,744	170
FalconStor Software, Inc. *	1,200	4
Fidelity National Information Services, Inc.	26,506	624
Fiserv, Inc. *	15,300	689
Forrester Research, Inc. *	4,100	111
Gartner, Inc. *	10,300	220
Geeknet, Inc. *	4,527	6
Genpact Ltd. *	15,000	208
Global Payments, Inc.	6,240	278
Google, Inc., Class A *	26,750	14,162
GSE Systems, Inc. *	424	2
Hackett Group, Inc. *	1,700	4
Hewitt Associates, Inc., Class A *	9,425	372
IAC/InterActiveCorp *	15,672	315
iGATE Corp.	9,600	97
infoGROUP, Inc. *	4,800	37
Informatica Corp. *	6,700	159
InfoSpace, Inc. *	3,872	36
Interactive Intelligence, Inc. *	4,000	69
Internet Capital Group, Inc. *	350	2
Intuit, Inc. *	33,430	990
j2 Global Communications, Inc. *	4,000	82
Jack Henry & Associates, Inc.	6,300	138
JDA Software Group, Inc. *	4,500	118
Lawson Software, Inc. *	14,500	88
Lender Processing Services, Inc.	8,157	316
LookSmart, Ltd. *	480	—
Magma Design Automation, Inc. (d)*	7,200	17
Manhattan Associates, Inc. *	4,300	90
ManTech International Corp., Class A *	5,000	240
Mastech Holdings, Inc. *	640	3
MasterCard, Inc., Class A	12,000	2,999
MAXIMUS, Inc.	4,200	201
McAfee, Inc. *	14,445	545
Mentor Graphics Corp. *	8,200	66
MICROS Systems, Inc. *	22,000	629
Microsoft Corp.	865,850	24,400
MicroStrategy, Inc., Class A *	856	80
ModusLink Global Solutions, Inc. *	3,950	40
MoneyGram International, Inc. *	7,500	23
Move, Inc. *	5,020	9
NetScout Systems, Inc. *	7,300	102
NeuStar, Inc., Class A *	6,300	141
Novell, Inc. *	25,600	114
Nuance Communications, Inc. *	21,974	330
Openwave Systems, Inc. *	7,771	17
OPNET Technologies, Inc.	3,600	42

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Oracle Corp.	425,449	9,811
Parametric Technology Corp. *	8,680	144
Paychex, Inc.	32,400	939
Phoenix Technologies Ltd. *	4,100	13
PLATO Learning, Inc. *	1,433	6
Progress Software Corp. *	4,200	118
Quest Software, Inc. *	7,700	133
Radiant Systems, Inc. *	3,800	44
RealNetworks, Inc. *	18,900	80
Red Hat, Inc. *	14,600	397
Reis, Inc. *	1,400	9
Renaissance Learning, Inc.	2,100	28
Rovi Corp. *	12,812	370
S1 Corp. *	12,930	77
Saba Software, Inc. *	3,849	19
SAIC, Inc. *	24,500	449
Salesforce.com, Inc. *	8,500	540
Sapient Corp. *	9,100	71
SAVVIS, Inc. *	4,000	63
Solera Holdings, Inc.	5,000	166
SonicWALL, Inc. *	7,400	56
SRA International, Inc., Class A *	5,000	86
StarTek, Inc. *	3,900	29
Support.com, Inc. *	11,600	29
Sybase, Inc. *	19,036	774
Symantec Corp. *	93,673	1,588
Symyx Technologies, Inc. *	3,800	19
Synopsys, Inc. *	13,684	291
Syntel, Inc.	2,500	84
Take-Two Interactive Software, Inc. *	6,000	56
TeleCommunication Systems, Inc., Class A *	1,300	11
TeleTech Holdings, Inc. *	5,000	95
THQ, Inc. *	5,425	27
TIBCO Software, Inc. *	16,000	143
TiVo, Inc. *	4,500	41
Total System Services, Inc.	28,204	404
United Online, Inc.	8,650	55
ValueClick, Inc. *	8,500	79
VeriFone Holdings, Inc. *	6,600	117
VeriSign, Inc. *	20,875	478
Visa, Inc., Class A	56,000	4,594
VMware, Inc., Class A *	29,000	1,317
Web.com Group, Inc. *	223	1
WebMD Health Corp. (d)*	5,443	212
Websense, Inc. *	7,500	139
Western Union Co.	65,932	1,222
Yahoo! Inc. *	125,144	1,878

		95,465

Technology Hardware & Equipment 7.9%
3Com Corp. *	40,900	305
Adaptec, Inc. *	5,700	17
ADC Telecommunications, Inc. *	9,431	50
ADTRAN, Inc.	7,000	148
Agilent Technologies, Inc. *	39,317	1,102
Agilysys, Inc.	1,360	11
Amphenol Corp., Class A	17,600	701
Anaren, Inc. *	3,300	42
Anixter International, Inc. *	3,300	138
Apple, Inc. *	97,000	18,636
Arris Group, Inc. *	12,775	128
Arrow Electronics, Inc. *	12,000	315
Aruba Networks, Inc. *	7,000	73
Aviat Networks, Inc. *	4,177	30
Avid Technology, Inc. *	3,756	47
Avnet, Inc. *	15,788	417
AVX Corp.	14,000	166
Benchmark Electronics, Inc. *	7,830	143
Black Box Corp.	1,700	47
Blue Coat Systems, Inc. *	4,180	103
Brightpoint, Inc. *	4,454	26
Brocade Communications Systems, Inc. *	45,035	309
Checkpoint Systems, Inc. *	4,600	74
Ciena Corp. *	9,970	127
Cisco Systems, Inc. *	628,909	14,132
Cogent, Inc. *	7,500	77
Cognex Corp.	2,900	47
Coherent, Inc. *	1,300	39
Comarco, Inc. *	500	1
CommScope, Inc. *	11,323	308
Comtech Telecommunications Corp. *	2,175	77
Corning, Inc.	164,807	2,980
CPI International, Inc. *	6,000	67
CTS Corp.	5,800	44
Daktronics, Inc.	5,200	41
DDi Corp. *	1	—
Dell, Inc. *	189,400	2,443
Diebold, Inc.	7,300	194
Dolby Laboratories, Inc., Class A *	8,800	443
Echelon Corp. *	3,700	31
EchoStar Corp., Class A *	7,540	145
Electro Rent Corp.	5,100	60
Electro Scientific Industries, Inc. *	1,300	15
Electronics for Imaging, Inc. *	6,400	74
EMC Corp. *	212,186	3,537
EMS Technologies, Inc. *	1,000	13
Emulex Corp. *	8,900	100
Extreme Networks, Inc. *	9,000	22
F5 Networks, Inc. *	8,600	425
Finisar Corp. *	6,500	67
FLIR Systems, Inc. *	15,600	461
Frequency Electronics, Inc. *	500	2
Gerber Scientific, Inc. *	5,400	26
Harmonic, Inc. *	9,842	60
Harris Corp.	14,000	601
Hewlett-Packard Co.	254,636	11,986
Hutchinson Technology, Inc. *	2,500	17
I.D. Systems, Inc. *	5,500	16
Imation Corp. *	2,000	18
Immersion Corp. *	800	4
Infinera Corp. *	7,500	51
Ingram Micro, Inc., Class A *	16,900	286
Insight Enterprises, Inc. *	4,650	54
Intelli-Check-Mobilisa, Inc. *	500	1
InterDigital, Inc. *	4,500	112
Intermec, Inc. *	5,600	74
International Business Machines Corp.	142,510	17,442
Itron, Inc. *	4,500	277
Ixia *	5,200	39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Jabil Circuit, Inc.	20,400	295
JDS Uniphase Corp. *	23,053	181
Juniper Networks, Inc. *	60,565	1,504
Keithley Instruments, Inc.	3,200	17
L-1 Identity Solutions, Inc. *	9,256	69
LaserCard Corp. *	1,000	6
LeCroy Corp. *	900	3
Lexmark International, Inc., Class A *	10,900	281
LightPath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	60
Maxwell Technologies, Inc. *	1,000	15
Measurement Specialties, Inc. *	700	8
Mercury Computer Systems, Inc. *	3,600	43
Merrimac Industries, Inc. *	600	10
Methode Electronics, Inc.	3,600	40
MOCON, Inc.	600	6
Molex, Inc.	16,125	325
Motorola, Inc. *	220,955	1,359
MTS Systems Corp.	4,500	116
Multi-Fineline Electronix, Inc. *	2,500	60
National Instruments Corp.	5,675	167
NCR Corp. *	23,800	285
NetApp, Inc. *	36,500	1,063
NETGEAR, Inc. *	3,000	62
Network Equipment Technologies, Inc. *	5,000	22
Newport Corp. *	4,200	36
Oplink Communications, Inc. *	657	10
OSI Systems, Inc. *	3,700	98
Palm, Inc. (d)*	16,138	168
Park Electrochemical Corp.	3,600	95
ParkerVision, Inc. *	400	1
PC Connection, Inc. *	5,500	35
PC-Tel, Inc. *	6,400	37
Performance Technologies, Inc. *	1,600	5
Plantronics, Inc.	4,000	106
Plexus Corp. *	3,700	126
Polycom, Inc. *	9,200	206
Presstek, Inc. *	1,100	3
QLogic Corp. *	17,044	293
QUALCOMM, Inc.	170,600	6,686
RadiSys Corp. *	3,700	28
Research Frontiers, Inc. *	800	2
Richardson Electronics Ltd.	1,300	10
Riverbed Technology, Inc. *	5,500	123
Rofin-Sinar Technologies, Inc. *	3,800	83
Rogers Corp. *	2,500	60
SanDisk Corp. *	19,500	496
Sanmina-SCI Corp. *	8,500	112
ScanSource, Inc. *	3,200	90
SCM Microsystems, Inc. *	1,200	2
SeaChange International, Inc. *	6,350	41
Seagate Technology	52,066	871
Sonus Networks, Inc. *	19,400	41
STEC, Inc. (d)*	3,500	49
Stratasys, Inc. *	2,700	62
Sycamore Networks, Inc.	2,790	54
Symmetricom, Inc. *	8,450	43
Synaptics, Inc. (d)*	5,250	133
Tech Data Corp. *	5,300	216
Technitrol, Inc.	4,000	18
Tekelec *	8,700	130
Tellabs, Inc. *	38,064	245
Teradata Corp. *	23,800	666
TESSCO Technologies, Inc.	1,350	25
Tollgrade Communications, Inc. *	3,600	22
Trimble Navigation Ltd. *	11,792	270
TTM Technologies, Inc. *	4,400	46
UTStarcom, Inc. *	16,000	35
ViaSat, Inc. *	3,500	96
Vishay Intertechnology, Inc. *	36,688	277
Western Digital Corp. *	23,200	881
Xerox Corp.	91,700	800
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	166
Zygo Corp. *	3,500	37

		100,196

Telecommunication Services 2.7%
AboveNet, Inc. *	3,000	176
Alaska Communication Systems Group, Inc.	5,000	41
American Tower Corp., Class A *	36,800	1,562
AT&T, Inc.	618,056	15,674
Atlantic Tele-Network, Inc.	3,250	157
CenturyTel, Inc.	25,359	862
Cincinnati Bell, Inc. *	22,268	65
Clearwire Corp., Class A (d)*	62,500	406
Cogent Communications Group, Inc. *	3,900	43
Consolidated Communications Holdings, Inc.	2,622	45
Crown Castle International Corp. *	27,776	1,026
Frontier Communications Corp.	37,119	283
General Communication, Inc., Class A *	10,500	62
Global Crossing Ltd. *	4,600	64
HickoryTech Corp.	4,600	39
Iowa Telecommunications Services, Inc.	2,500	41
Leap Wireless International, Inc. *	5,700	75
Level 3 Communications, Inc. *	168,000	234
MetroPCS Communications, Inc. *	33,000	186
NII Holdings, Inc. *	17,400	570
NTELOS Holdings Corp.	3,000	49
PAETEC Holding Corp. *	8,500	27
Premiere Global Services, Inc. *	5,100	41
Qwest Communications International, Inc.	151,337	637
SBA Communications Corp., Class A *	12,800	424
Shenandoah Telecommunications Co.	2,500	43
Sprint Nextel Corp. *	301,530	989
SureWest Communications *	5,500	49
Syniverse Holdings, Inc. *	10,400	175
Telephone & Data Systems, Inc.	10,600	334
tw telecom, Inc. *	17,000	262
United States Cellular Corp. *	9,100	333
USA Mobility, Inc.	5,500	57
Verizon Communications, Inc.	303,072	8,916
Warwick Valley Telephone Co.	1,100	14

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Windstream Corp.	49,699	512

		34,473

Transportation 2.0%
AirTran Holdings, Inc. *	14,300	69
Alaska Air Group, Inc. *	1,900	60
Alexander & Baldwin, Inc.	3,400	109
AMERCO *	900	34
AMR Corp. *	35,700	247
Arkansas Best Corp.	1,100	25
Atlas Air Worldwide Holdings, Inc. *	3,000	110
Burlington Northern Santa Fe Corp.	30,300	3,022
C.H. Robinson Worldwide, Inc.	15,000	850
Con-way, Inc.	4,500	129
Continental Airlines, Inc., Class B *	16,000	294
CSX Corp.	36,700	1,573
Delta Air Lines, Inc. *	50,000	612
Dollar Thrifty Automotive Group, Inc. *	3,500	85
Expeditors International of Washington, Inc.	21,200	723
FedEx Corp.	31,063	2,434
Forward Air Corp.	2,600	61
Genco Shipping & Trading Ltd. (d)*	5,500	105
Genesee & Wyoming, Inc., Class A *	3,000	88
Heartland Express, Inc.	8,941	124
Hertz Global Holdings, Inc. *	37,000	383
Horizon Lines, Inc., Class A	5,200	25
Hub Group, Inc., Class A *	4,400	106
J.B. Hunt Transport Services, Inc.	13,000	399
JetBlue Airways Corp. *	23,462	116
Kansas City Southern *	10,550	313
Kirby Corp. *	5,600	182
Knight Transportation, Inc.	9,050	164
Landstar System, Inc.	15,200	552
MAIR Holdings, Inc. (a)(c)*	1,100	3
Norfolk Southern Corp.	34,500	1,624
Old Dominion Freight Line, Inc. *	4,050	111
Pacer International, Inc. *	2,800	8
Park-Ohio Holdings Corp. *	2,600	24
Pinnacle Airlines Corp. *	7,500	57
Quixote Corp. *	1,300	8
Republic Airways Holdings, Inc. *	7,500	37
Ryder System, Inc.	6,400	233
Saia, Inc. *	6,100	73
SkyWest, Inc.	7,000	102
Southwest Airlines Co.	69,125	783
UAL Corp. *	14,100	172
Union Pacific Corp.	54,000	3,267
United Parcel Service, Inc., Class B	91,480	5,285
US Airways Group, Inc. *	17,400	92
UTI Worldwide, Inc.	9,300	128
Werner Enterprises, Inc.	5,832	115
YRC Worldwide, Inc. (d)*	5,004	5

		25,121

Utilities 3.7%
AGL Resources, Inc.	6,800	240
Allegheny Energy, Inc.	17,900	375
ALLETE, Inc.	5,233	164
Alliant Energy Corp.	11,800	368
Ameren Corp.	23,100	590
American Electric Power Co., Inc.	49,520	1,716
American States Water Co.	2,000	66
American Water Works Co., Inc.	20,000	436
Aqua America, Inc.	15,094	250
Atmos Energy Corp.	9,200	254
Avista Corp.	7,800	159
Black Hills Corp.	3,900	101
California Water Service Group	3,000	109
Calpine Corp. *	39,900	437
CenterPoint Energy, Inc.	32,100	448
Central Vermont Public Services Corp.	6,200	122
CH Energy Group, Inc.	1,900	75
Chesapeake Utilities Corp.	647	19
Cleco Corp.	6,400	166
CMS Energy Corp.	23,900	363
Consolidated Edison, Inc.	28,400	1,242
Constellation Energy Group, Inc.	19,500	629
Dominion Resources, Inc.	61,280	2,296
DPL, Inc.	11,452	307
DTE Energy Co.	17,301	727
Duke Energy Corp.	133,756	2,211
Dynegy, Inc., Class A *	77,081	125
Edison International	37,710	1,257
El Paso Electric Co. *	5,300	102
Energen Corp.	8,200	360
Entergy Corp.	21,700	1,656
EQT Corp.	12,800	563
Exelon Corp.	74,474	3,398
FirstEnergy Corp.	31,717	1,383
FPL Group, Inc.	37,900	1,848
Great Plains Energy, Inc.	14,341	256
Hawaiian Electric Industries, Inc.	10,700	212
IDACORP, Inc.	4,200	132
Integrys Energy Group, Inc.	7,540	316
ITC Holdings Corp.	5,000	269
MDU Resources Group, Inc.	19,425	428
MGE Energy, Inc.	2,000	67
Middlesex Water Co.	3,000	52
Mirant Corp. *	17,700	249
National Fuel Gas Co.	8,800	413
New Jersey Resources Corp.	6,225	227
Nicor, Inc.	6,000	243
NiSource, Inc.	28,864	411
Northeast Utilities	18,124	459
Northwest Natural Gas Co.	5,700	247
NorthWestern Corp.	7,100	174
NRG Energy, Inc. *	27,600	665
NSTAR	10,734	369
NV Energy, Inc.	24,976	288
OGE Energy Corp.	9,500	344
ONEOK, Inc.	12,900	544
Ormat Technologies, Inc.	2,800	96
Pepco Holdings, Inc.	23,300	383
PG&E Corp.	38,000	1,605
Piedmont Natural Gas Co., Inc.	6,300	162
Pinnacle West Capital Corp.	9,800	351
PNM Resources, Inc.	8,500	99
Portland General Electric Co.	8,200	160
PPL Corp.	38,700	1,141

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Progress Energy, Inc.	28,959	1,129
Public Service Enterprise Group, Inc.	52,800	1,615
Questar Corp.	19,200	796
RRI Energy, Inc. *	36,125	179
SCANA Corp.	12,405	442
Sempra Energy	24,675	1,252
South Jersey Industries, Inc.	2,500	96
Southern Co.	80,800	2,586
Southwest Gas Corp.	3,600	100
TECO Energy, Inc.	23,700	369
The AES Corp. *	69,396	876
The Empire District Electric Co.	3,500	64
The Laclede Group, Inc.	3,300	106
UGI Corp.	10,700	262
UIL Holdings Corp.	3,166	86
Unisource Energy Corp.	3,800	117
Unitil Corp.	600	13
Vectren Corp.	8,766	204
Westar Energy, Inc.	11,700	250
WGL Holdings, Inc.	6,000	190
Wisconsin Energy Corp.	11,400	558
Xcel Energy, Inc.	47,395	985

		47,199

Total Common Stock (Cost $1,163,247)		1,250,677

Preferred Stock 0.2% of net assets

Real Estate 0.2%
Simon Property Group, Inc.	31,283	2,252

Total Preferred Stock (Cost $1,381)		2,252

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Telecommunication Services 0.0%
Clearwire Corp. *	62,500	28

Total Rights (Cost $—)		28

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Time Deposit 0.8%
Wells Fargo
0.03%, 02/01/10	9,819	9,819

U.S. Treasury Obligation 0.1%
U.S. Treasury Bills
0.04%, 03/18/10 (e)	2,000	2,000

Total Short-Term Investments (Cost $11,819)		11,819

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.5% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	6,923,970	6,924

Total Collateral Invested for Securities on Loan (Cost $6,924)		6,924

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10 tax basis cost of the fund’s investments was $1,183,971 and the unrealized appreciation and depreciation were $296,887 and ($216,082), respectively, with a net unrealized appreciation of $80,805.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest.
REIT —	Real Estate Investment Trust

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($ x 1,000)	($ x 1,000)

Futures Contracts

Russell 2000 Index, mini, Long, expires 03/19/10	110	6,611	(177)
S & P 500 Index, e-mini, Long, expires 03/19/10	55	2,944	(74)

			(251)

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,225,556	$—	$—	$1,225,556
Transportation	25,118	—	3	25,121
Preferred Stock(a)	2,252	—	—	2,252
Rights(a)	28	—	—	28
Short-Term Investments(a)	—	11,819	—	11,819

Total	$1,252,954	$11,819	$3	$1,264,776

Other Financial Instruments
Collateral Invested for Securities on Loan	6,924	—	—	6,924

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

Liabilities Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Financial Instruments
Futures Contracts*	$(251)	$—	$—	$(251)

*	Futures Contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in			Balance
	as of	Accrued	Realized	Unrealized	Net	Net	as of
	October 31,	Discounts	Gain	Appreciation	Purchases	Transfers	January 31,
Investments in Securities	2009	(Premiums)	(Loss)	(Depreciation)	(Sales)	in/out	2010

Common Stock	$3	$—	$—	$—	$—	$—	$3

	$3	$—	$—	$—	$—	$—	$3

The Fund entered into futures contracts during the period ended January 31, 2010. The fund invests in futures contracts in order to reduce the effects of uninvested cash on performance and is subject to interest rate risk, equity price risk and foreign currency exchange rate risk.

REG46819JAN10

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of January 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	98.7%	Common Stock	1,051,750	1,347,620
	0.2%	Preferred Stock	3,231	2,114
	—%	Rights	—	—
	—%	Warrants	14	6
	0.8%	Other Investment Company	11,998	11,441
	0.1%	Short-Term Investment	1,124	1,124

	99.8%	Total Investments	1,068,117	1,362,305
	1.9%	Collateral Invested for Securities on Loan	25,387	25,387
(1	.7)%	Other Assets and Liabilities, Net		(22,535)

	100.0%	Total Net Assets		1,365,157

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.7% of net assets

Australia 7.1%

Banks 2.7%
Australia & New Zealand Banking Group Ltd.	402,801	7,709
Commonwealth Bank of Australia	251,541	11,794
National Australia Bank Ltd.	337,078	7,832
Westpac Banking Corp.	478,668	10,044

		37,379

Commercial & Professional Supplies 0.1%
Brambles Ltd.	230,929	1,328

Diversified Financials 0.2%
Macquarie Group Ltd.	53,496	2,354

Energy 0.5%
Origin Energy Ltd.	135,541	1,913
Santos Ltd.	133,270	1,543
Woodside Petroleum Ltd.	80,797	3,012

		6,468

Food & Staples Retailing 0.6%
Wesfarmers Ltd.	186,281	4,519
Woolworths Ltd.	197,119	4,499

		9,018

Insurance 0.5%
AMP Ltd.	338,260	1,861
QBE Insurance Group Ltd.	163,842	3,304
Suncorp.-Metway Ltd.	202,250	1,582

		6,747

Materials 1.9%
BHP Billiton Ltd.	539,827	18,767
Fortescue Metals Group Ltd. *	199,985	801
Newcrest Mining Ltd.	85,513	2,373
Rio Tinto Ltd.	70,018	4,186

		26,127

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	96,972	2,666

Real Estate 0.3%
Westfield Group	340,589	3,782

Telecommunication Services 0.1%
Telstra Corp., Ltd.	400,295	1,181

		97,050

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	39,585	1,495
Raiffeisen International Bank-Holding AG	7,464	369

		1,864

Energy 0.1%
OMV AG	25,065	987

Utilities 0.0%
Oesterreichische Eletrizitaetswirtschafts-AG A Shares	11,898	495

		3,346

Belgium 0.9%

Banks 0.2%
Dexia S.A. *	170,582	1,055
KBC GROEP N.V. *	34,679	1,493

		2,548

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	13,694	1,251

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	120,556	6,016

Insurance 0.1%
Fortis *	391,801	1,379

Telecommunication Services 0.1%
Belgacom S.A.	25,283	920

		12,114

Canada 8.4%

Banks 2.5%
Bank of Montreal (a)	88,275	4,293
Bank of Nova Scotia	164,852	6,912
Canadian Imperial Bank of Commerce	62,110	3,712
Royal Bank of Canada	227,168	11,107

 1

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
The Toronto-Dominion Bank	141,332	8,327

		34,351

Diversified Financials 0.0%
IGM Financial, Inc.	17,000	663

Energy 2.4%
Cameco Corp.	63,109	1,706
Canadian Natural Resources Ltd.	86,888	5,546
Canadian Oil Sands Trust	38,147	990
Enbridge, Inc.	59,980	2,603
EnCana Corp.	120,062	3,672
Husky Energy, Inc.	41,610	1,035
Imperial Oil Ltd.	41,159	1,480
Nexen, Inc.	83,274	1,823
Suncor Energy, Inc.	251,099	7,928
Talisman Energy, Inc.	164,142	2,715
TransCanada Corp.	109,582	3,502

		33,000

Insurance 0.8%
Great-West Lifeco, Inc.	41,000	993
Manulife Financial Corp.	259,097	4,735
Power Corp. of Canada	55,503	1,456
Power Financial Corp.	36,366	1,026
Sun Life Financial, Inc.	92,057	2,689

		10,899

Materials 1.5%
Agnico-Eagle Mines Ltd.	25,140	1,271
Barrick Gold Corp.	158,121	5,489
Goldcorp, Inc.	118,151	4,005
Kinross Gold Corp.	109,791	1,777
Potash Corp. of Saskatchewan, Inc.	48,480	4,802
Teck Resources Ltd., Class B *	84,100	2,754

		20,098

Media 0.1%
Thomson Reuters Corp.	58,700	1,960

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A (a)	78,429	1,581

Technology Hardware & Equipment 0.4%
Research In Motion Ltd. *	78,948	4,982

Telecommunication Services 0.3%
BCE, Inc.	40,749	1,047
Rogers Communications, Inc., Class B	86,778	2,707

		3,754

Transportation 0.3%
Canadian National Railway Co.	74,978	3,739

		115,027

Denmark 0.8%

Banks 0.2%
Danske Bank A/S *	90,729	2,155

Capital Goods 0.1%
Vestas Wind Systems A/S *	32,766	1,723

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	79,293	5,365

Transportation 0.1%
AP Moller - Maersk A/S, Series A	85	637
AP Moller - Maersk A/S, Series B	168	1,311

		1,948

		11,191

Finland 0.9%

Insurance 0.2%
Sampo Oyj, Class A	77,381	1,869

Technology Hardware & Equipment 0.6%
Nokia Corp.	613,039	8,412

Utilities 0.1%
Fortum Oyj	67,873	1,723

		12,004

France 11.0%

Automobiles & Components 0.3%
Compagnie Generale des Etablissements Michelin, Class B	25,879	2,004
Renault S.A. *	30,704	1,441

		3,445

Banks 1.5%
BNP Paribas	146,042	10,433
Credit Agricole S.A.	168,718	2,645
Natixis *	134,252	619
Societe Generale	117,362	6,790

		20,487

Capital Goods 1.3%
Alstom S.A.	34,388	2,296
Areva - CI	1,565	718
Bouygues S.A.	34,024	1,675
Compagnie de Saint-Gobain	63,235	3,021
Schneider Electric S.A.	42,132	4,346
Thales S.A.	14,995	680
Vinci S.A.	83,016	4,434

		17,170

Consumer Durables & Apparel 0.5%
Christian Dior S.A.	8,936	903
Hermes International	12,189	1,678
LVMH Moet Hennessy Louis Vuitton S.A.	43,179	4,704

		7,285

Consumer Services 0.1%
Accor S.A.	26,524	1,338

Energy 1.6%
Total S.A.	376,973	21,787

Food & Staples Retailing 0.3%
Carrefour S.A.	95,583	4,663

Food, Beverage & Tobacco 0.7%
DANONE S.A.	104,069	5,951
Pernod Ricard S.A.	36,366	2,925

		8,876

Health Care Equipment & Services 0.1%
Essilor International S.A.	32,662	1,900

2

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Household & Personal Products 0.3%
L’Oreal S.A.	38,301	4,038

Insurance 0.5%
AXA S.A.	318,476	6,558
CNP Assurances	5,858	518

		7,076

Materials 0.5%
Air Liquide S.A.	42,011	4,456
Lafarge S.A.	30,325	2,243

		6,699

Media 0.4%
Vivendi	197,655	5,139

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Sanofi-Aventis	172,144	12,729

Real Estate 0.2%
Unibail-Rodamco SE	14,177	3,072

Retailing 0.1%
PPR	10,805	1,318

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	358,710	1,208

Telecommunication Services 0.5%
France Telecom S.A.	312,491	7,165

Utilities 1.1%
Electricite de France	47,726	2,565
GDF Suez	233,712	8,837
Suez Environnement Co.	43,354	983
Veolia Environnement	79,396	2,607

		14,992

		150,387

Germany 7.7%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	52,349	2,237
Daimler AG - Reg’d	145,662	6,701
Volkswagen AG (a)	13,893	1,214

		10,152

Banks 0.1%
Commerzbank AG (a)*	138,800	1,073

Capital Goods 0.9%
MAN SE	16,017	1,071
Siemens AG - Reg’d (a)	131,154	11,695

		12,766

Consumer Durables & Apparel 0.1%
Adidas AG	31,178	1,589

Diversified Financials 0.6%
Deutsche Bank AG - Reg’d	99,872	6,092
Deutsche Boerse AG	33,755	2,213

		8,305

Food & Staples Retailing 0.1%
Metro AG	17,793	975

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	1,495

Household & Personal Products 0.1%
Beiersdorf AG	16,031	937

Insurance 0.9%
Allianz SE - Reg’d	72,500	8,027
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	33,094	4,956

		12,983

Materials 1.0%
BASF SE	148,324	8,438
Linde AG	27,102	2,973
ThyssenKrupp AG (a)	54,528	1,724

		13,135

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Bayer AG	133,015	9,092
Merck KGaA	10,200	909

		10,001

Software & Services 0.5%
SAP AG	145,232	6,634

Telecommunication Services 0.4%
Deutsche Telekom AG - Reg’d	477,162	6,178

Transportation 0.2%
Deutsche Post AG - Reg’d	130,927	2,282

Utilities 1.3%
E.ON AG	306,345	11,269
RWE AG	66,013	5,857

		17,126

		105,631

Greece 0.2%

Banks 0.1%
National Bank of Greece S.A. *	80,846	1,767

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co., S.A.	27,624	633

		2,400

Hong Kong 1.9%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,210
Hang Seng Bank Ltd.	116,736	1,630

		2,840

Capital Goods 0.2%
Hutchison Whampoa Ltd.	337,370	2,295

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	174,018	2,934

Real Estate 0.8%
Cheung Kong (Holdings) Ltd.	232,628	2,737
Hang Lung Properties Ltd.	313,000	1,062
Henderson Land Development Co., Ltd.	159,000	1,001
Sun Hung Kai Properties Ltd.	242,604	3,105
Swire Pacific Ltd., Class A	122,890	1,333
The Wharf (Holdings) Ltd.	221,000	1,091

		10,329

 3

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

Retailing 0.1%
Li & Fung Ltd.	404,000	1,841

Transportation 0.1%
MTR Corp., Ltd.	213,500	692

Utilities 0.3%
CLP Holdings Ltd.	308,580	2,089
Hong Kong & China Gas Co., Ltd.	645,200	1,409
Hongkong Electric Holdings Ltd.	211,000	1,181

		4,679

		25,610

Ireland 0.3%

Materials 0.2%
CRH plc	111,373	2,690

Media 0.1%
WPP plc	204,396	1,886

		4,576

Italy 3.6%

Automobiles & Components 0.1%
Fiat S.p.A. *	117,783	1,476

Banks 1.2%
Banca Monte dei Paschi di Siena S.p.A.	595,701	964
Intesa Sanpaolo *	1,558,132	5,931
UniCredit S.p.A. *	3,099,159	8,546
Unione di Banche Italiane S.C.P.A.	102,112	1,402

		16,843

Capital Goods 0.1%
Finmeccanica S.p.A.	62,819	871

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	32,932	858

Diversified Financials 0.1%
Mediobanca S.p.A. *	75,844	829

Energy 1.0%
Eni S.p.A.	448,923	10,434
Saipem S.p.A.	40,507	1,311
Tenaris S.A.	74,437	1,656

		13,401

Insurance 0.3%
Assicurazioni Generali S.p.A.	212,187	5,046

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,629,658	2,436

Transportation 0.1%
Atlantia S.p.A.	44,674	1,116

Utilities 0.5%
Enel S.p.A.	1,025,196	5,511
Snam Rete Gas S.p.A.	287,008	1,351

		6,862

		49,738

Japan 15.7%

Automobiles & Components 2.4%
Bridgestone Corp.	95,657	1,525
Denso Corp.	74,500	2,189
Honda Motor Co., Ltd.	253,539	8,592
Nissan Motor Co., Ltd. *	337,196	2,741
Suzuki Motor Corp.	57,800	1,306
Toyota Motor Corp.	427,803	16,455

		32,808

Banks 1.6%
Mitsubishi UFJ Financial Group, Inc.	2,081,509	10,712
Mizuho Financial Group, Inc.	2,340,734	4,517
OSAKA Titanium technologies Co., Ltd.	156,246	5,043
Resona Holdings, Inc.	88,700	1,106

		21,378

Capital Goods 2.0%
Daikin Industries Ltd.	41,300	1,535
Fanuc Ltd.	29,300	2,804
Itochu Corp.	216,000	1,686
Komatsu Ltd.	140,609	2,829
Kubota Corp.	156,000	1,403
Mitsubishi Corp.	240,000	5,803
Mitsubishi Electric Corp. *	303,000	2,361
Mitsubishi Heavy Industries Ltd.	547,000	1,907
Mitsui & Co., Ltd.	265,000	3,898
Sumitomo Corp.	183,000	2,060
Sumitomo Electric Industries Ltd.	116,900	1,527

		27,813

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	94,000	1,289
Secom Co., Ltd.	33,500	1,501

		2,790

Consumer Durables & Apparel 0.9%
Panasonic Corp.	304,912	4,764
Sharp Corp.	130,785	1,562
Sony Corp.	160,500	5,353

		11,679

Diversified Financials 0.3%
Nomura Holdings, Inc.	556,500	4,161

Energy 0.1%
Inpex Corp.	136	995

Food & Staples Retailing 0.2%
Seven & I Holdings Co., Ltd.	122,203	2,671

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	732	2,642
Kirin Holdings Co., Ltd.	136,000	2,073

		4,715

Health Care Equipment & Services 0.1%
Terumo Corp.	25,000	1,402

Household & Personal Products 0.1%
Kao Corp.	79,619	1,921

Insurance 0.4%
Mitsui Sumitomo Insurance Group Holdings, Inc.	66,562	1,666

4

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
Tokio Marine Holdings, Inc.	121,999	3,280

		4,946

Materials 0.8%
JFE Holdings, Inc.	75,700	2,632
Nippon Steel Corp.	870,000	3,155
Shin-Etsu Chemical Co., Ltd.	64,560	3,376
Sumitomo Metal Industries Ltd.	542,000	1,492

		10,655

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	71,370	2,632
Chugai Pharmaceutical Co., Ltd.	32,900	587
Daiichi Sankyo Co., Ltd.	100,500	2,089
Eisai Co., Ltd.	40,000	1,487
Takeda Pharmaceutical Co., Ltd.	119,900	5,260

		12,055

Real Estate 0.4%
Mitsubishi Estate Co., Ltd.	187,502	3,036
Mitsui Fudosan Co., Ltd.	131,777	2,216

		5,252

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,499

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	26,500	1,610

Software & Services 0.4%
Nintendo Co., Ltd.	17,239	4,806
Yahoo! Japan Corp.	2,178	824

		5,630

Technology Hardware & Equipment 1.9%
Canon, Inc.	178,995	6,997
FUJIFILM Holdings Corp.	72,811	2,332
Fujitsu Ltd.	302,000	1,842
Hitachi Ltd. *	501,079	1,716
Hoya Corp.	66,507	1,773
Keyence Corp.	6,200	1,427
Kyocera Corp.	26,600	2,407
Murata Manufacturing Co., Ltd.	31,574	1,732
Nidec Corp.	16,800	1,647
Ricoh Co., Ltd.	94,000	1,346
Toshiba Corp. *	602,178	3,290

		26,509

Telecommunication Services 1.0%
KDDI Corp.	480	2,530
Nippon Telegraph & Telephone Corp.	84,378	3,551
NTT DoCoMo, Inc.	2,404	3,598
SOFTBANK Corp.	137,600	3,499

		13,178

Transportation 0.4%
Central Japan Railway Co.	268	1,970
East Japan Railway Co.	54,760	3,676

		5,646

Utilities 1.1%
Chubu Electric Power Co., Inc.	102,100	2,585
Kyushu Electric Power Co., Inc.	64,493	1,395
The Kansai Electric Power Co., Inc.	116,000	2,640
The Tokyo Electric Power Co., Inc.	181,890	4,900
Tohoku Electric Power Co., Inc.	72,800	1,461
Tokyo Gas Co., Ltd.	363,201	1,471

		14,452

		213,765

Netherlands 2.7%

Capital Goods 0.4%
European Aeronautic Defence & Space Co.	61,252	1,197
Koninklijke (Royal) Philips Electronics N.V.	156,362	4,722

		5,919

Diversified Financials 0.4%
ING Groep N.V. CVA *	619,520	5,801

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	192,276	2,416

Food, Beverage & Tobacco 0.8%
Heineken Holding N.V.	17,017	716
Heineken N.V.	39,103	1,929
Unilever N.V.	274,655	8,410

		11,055

Insurance 0.1%
Aegon N.V. *	251,125	1,501

Materials 0.2%
Akzo Nobel N.V.	38,912	2,316

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	69,218	2,174

Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	269,026	4,455

Transportation 0.1%
TNT N.V.	63,119	1,812

		37,449

Norway 0.6%

Banks 0.2%
DnB NOR A.S.A. *	143,336	1,618

Energy 0.3%
Statoil A.S.A.	191,911	4,307

Telecommunication Services 0.1%
Telenor A.S.A. *	121,019	1,573

		7,498

Portugal 0.2%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	709

Utilities 0.1%
EDP - Energias de Portugal S.A.	377,876	1,498

		2,207

Singapore 1.0%

Banks 0.5%
DBS Group Holdings Ltd.	264,246	2,662
Oversea-Chinese Banking Corp., Ltd.	437,552	2,533

 5

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)
United Overseas Bank Ltd.	201,233	2,580

		7,775

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	277,000	1,292

Real Estate 0.1%
Capitaland Ltd.	503,000	1,367

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,140,237	2,430

Transportation 0.1%
Singapore Airlines Ltd.	87,000	851

		13,715

Spain 4.5%

Banks 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	614,226	9,363
Banco Popular Espanol S.A.	162,673	1,233
Banco Santander S.A.	1,304,375	18,627

		29,223

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	33,875	1,599

Diversified Financials 0.0%
Criteria Caixacorp S.A.	111,160	503

Energy 0.3%
Compania Espanola de Petroleos S.A.	10,578	322
Repsol YPF S.A.	129,353	3,056

		3,378

Insurance 0.0%
Mapfre S.A.	101,190	399

Retailing 0.2%
Industria de Diseno Textil S.A.	34,317	2,160

Telecommunication Services 1.2%
Telefonica S.A.	662,958	15,882

Transportation 0.1%
Abertis Infraestructuras S.A.	46,952	951

Utilities 0.5%
Gas Natural SDG S.A.	42,673	847
Iberdrola Renovables S.A.	135,889	602
Iberdrola S.A.	637,161	5,425

		6,874

		60,969

Sweden 1.8%

Banks 0.6%
Nordea Bank AB	519,900	4,768
Skandinaviska Enskilda Banken AB, A Shares *	271,211	1,607
Svenska Handelsbanken AB, A Shares	78,297	2,040

		8,415

Capital Goods 0.4%
Atlas Copco AB, A Shares	107,348	1,455
Sandvik AB	171,265	1,861
Volvo AB, B Shares	188,427	1,587

		4,903

Retailing 0.3%
Hennes & Mauritz AB, B Shares	68,432	4,027

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	478,085	4,633

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,400

		24,378

Switzerland 8.3%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	372,453	6,743

Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg’d	23,517	1,267
SGS S.A. - Reg’d	754	970

		2,237

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	51,737	1,752

Diversified Financials 1.1%
Credit Suisse Group AG - Reg’d	167,302	7,237
GAM Holding Ltd.	59,706	684
UBS AG - Reg’d *	572,316	7,464

		15,385

Food, Beverage & Tobacco 2.1%
Nestle S.A. - Reg’d	587,104	27,830

Insurance 0.5%
Swiss Reinsurance Co., Ltd. - Reg’d	56,807	2,456
Zurich Financial Services AG - Reg’d	22,875	4,863

		7,319

Materials 0.5%
Holcim Ltd. - Reg’d *	42,300	2,897
Syngenta AG - Reg’d	15,671	4,010

		6,907

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Novartis AG - Reg’d	427,160	22,859
Roche Holding AG	112,533	18,880
Roche Holding AG - Bearer Shares	4,288	744

		42,483

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,760	1,370

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	823

Utilities 0.0%
Alpig Holding AG - Reg’d	997	384

		113,233

6

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($ x 1,000)

United Kingdom 20.8%

Banks 3.8%
Barclays plc	1,773,937	7,582
HSBC Holdings plc	2,819,431	30,184
Lloyds Banking Group plc *	8,147,213	6,550
Royal Bank of Scotland Group plc *	2,730,432	1,387
Standard Chartered plc	261,509	6,023

		51,726

Capital Goods 0.4%
BAE Systems plc	579,039	3,248
Rolls-Royce Group plc *	296,911	2,262

		5,510

Consumer Services 0.1%
Compass Group plc	297,652	2,026

Energy 5.0%
BG Group plc	537,384	9,879
BP plc	3,035,849	28,325
Royal Dutch Shell plc, A Share	588,320	16,336
Royal Dutch Shell plc, B Share	438,079	11,653
Tullow Oil plc	129,089	2,365

		68,558

Food & Staples Retailing 0.8%
Tesco plc	1,280,582	8,667
William Morrison Supermarkets plc	342,461	1,575

		10,242

Food, Beverage & Tobacco 2.7%
Associated British Foods plc	56,501	794
British American Tobacco plc	326,828	10,803
Cadbury plc (a)	219,834	2,906
Diageo plc	396,591	6,666
Imperial Tobacco Group plc	164,040	5,290
SABMiller plc	147,342	4,007
Unilever plc	208,124	6,329

		36,795

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	96,555	5,005

Insurance 0.5%
Aviva plc	423,498	2,594
Prudential plc	393,951	3,608

		6,202

Materials 2.6%
Anglo American plc *	212,855	7,810
Antofagasta plc	62,400	866
BHP Billiton plc	364,015	10,678
Rio Tinto plc	214,680	10,469
Xstrata plc *	309,910	5,029

		34,852

Media 0.2%
British Sky Broadcasting Group plc	171,592	1,453
Pearson plc	130,334	1,846

		3,299

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	231,628	10,751
GlaxoSmithKline plc	832,673	16,206
Shire plc	89,610	1,775

		28,732

Telecommunication Services 1.5%
BT Group plc	1,259,132	2,748
Vodafone Group plc	8,559,909	18,287

		21,035

Utilities 0.7%
Centrica plc	823,040	3,534
National Grid plc	392,585	3,943
Scottish & Southern Energy plc	146,282	2,726

		10,203

		284,185

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	9,008	1,147

Total Common Stock (Cost $1,051,750)		1,347,620

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	13,600	770
Volkswagen AG	16,600	1,344

Total Preferred Stock (Cost $3,231)		2,114

Rights 0.0% of net assets

Italy 0.0%

Banks 0.0%
UniCredit S.p.A. *	1	—

Total Rights (Cost $—)		—

Warrants 0.0% of net assets

Italy 0.0%
Unione di Banche Italiane S.C.P.A.	102,112	6

Total Warrants (Cost $14)		6

Other Investment Company 0.8% of net assets

United States 0.8%
iShares MSCI EAFE Index Fund	218,000	11,441

Total Other Investment Company (Cost $11,998)		11,441

 7

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Wells Fargo
0.03%, 02/01/10	1,124	1,124

Total Short-Term Investment (Cost $1,124)		1,124

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 1.9% of net assets

Invesco Aim Short Term Investments Trust Government & Agency Portfolio	25,386,526	25,387

Total Collateral Invested for Securities on Loan (Cost $25,387)		25,387

End of collateral invested for securities on loan.

(All dollar amounts are x 1,000)

At 01/31/10, the tax basis cost of the fund’s investments was $1,077,159 and the unrealized appreciation and depreciation were $426,691 and ($141,545), respectively, with a net unrealized appreciation of $285,146.

At 01/31/10, the values of certain foreign securities held by the fund aggregating $1,214,899 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
CVA —	Dutch Certificate. Please see complete schedule of holdings.
Reg’d —	Registered

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active

8

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$1,146,014	$—	$1,146,014
Canada(a)	115,027	—	—	115,027
Hong Kong(a)	—	20,931	—	20,931
Utilities	1,181	3,498	—	4,679
Spain(a)	—	31,746	—	31,746
Banks	18,627	10,596	—	29,223
Preferred Stock(a)	—	2,114	—	2,114
Rights(a)	—	—	—	—
Warrants(a)	6	—	—	6
Other Investment Company	11,441	—	—	11,441
Short-Term Investment(a)	—	1,124	—	1,124

Total	$146,282	$1,216,023	$—	$1,362,305

Other Financial Instruments
Collateral Invested for Securities on Loan	$25,387	$—	$—	$25,387

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG46820JAN10

 9

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/
Randall W. Merk
Chief Executive Officer
Date: March 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Randall W. Merk
Chief Executive Officer
Date: March 26, 2010

By:	/s/
George Pereira
Principal Financial Officer
Date: March 26, 2010